Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000026507
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class A
Trading Symbol	PAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$328	3.21%

Expenses Paid, Amount	$ 328
Expense Ratio, Percent	3.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$9,450	$10,000	$10,000	$10,000
4/30/15	$9,752	$9,944	$10,074	$10,062
5/31/15	$9,585	$9,903	$9,991	$10,147
6/30/15	$9,421	$9,780	$9,894	$10,227
7/31/15	$9,222	$9,877	$9,914	$10,296
8/31/15	$8,813	$9,851	$9,838	$10,350
9/30/15	$8,465	$9,909	$9,780	$10,383
10/31/15	$8,677	$9,941	$9,805	$10,447
11/30/15	$8,486	$9,946	$9,795	$10,513
12/31/15	$8,337	$9,919	$9,718	$10,558
1/31/16	$8,261	$10,064	$9,862	$10,609
2/29/16	$8,218	$10,161	$9,972	$10,652
3/31/16	$8,791	$10,244	$10,151	$10,739
4/30/16	$9,119	$10,262	$10,186	$10,834
5/31/16	$8,857	$10,305	$10,114	$10,916
6/30/16	$9,183	$10,501	$10,324	$11,002
7/31/16	$9,369	$10,564	$10,414	$11,055
8/31/16	$9,402	$10,559	$10,367	$11,132
9/30/16	$9,533	$10,557	$10,424	$11,219
10/31/16	$9,588	$10,455	$10,382	$11,302
11/30/16	$9,248	$10,282	$10,183	$11,374
12/31/16	$9,438	$10,311	$10,173	$11,461
1/31/17	$9,641	$10,273	$10,259	$11,565
2/28/17	$9,775	$10,361	$10,307	$11,643
3/31/17	$9,860	$10,356	$10,301	$11,699
4/30/17	$9,917	$10,426	$10,362	$11,774
5/31/17	$10,029	$10,487	$10,358	$11,828
6/30/17	$10,023	$10,458	$10,260	$11,898
7/31/17	$10,227	$10,492	$10,305	$11,964
8/31/17	$10,352	$10,588	$10,415	$12,071
9/30/17	$10,328	$10,539	$10,348	$12,192
10/31/17	$10,362	$10,583	$10,370	$12,265
11/30/17	$10,339	$10,600	$10,384	$12,360
12/31/17	$10,531	$10,624	$10,479	$12,450
1/31/18	$10,719	$10,548	$10,389	$12,566
2/28/18	$10,448	$10,524	$10,288	$12,664
3/31/18	$10,533	$10,611	$10,396	$12,733
4/30/18	$10,545	$10,572	$10,390	$12,831
5/31/18	$10,332	$10,611	$10,434	$12,926
6/30/18	$10,178	$10,631	$10,476	$13,005
7/31/18	$10,237	$10,634	$10,426	$13,083
8/31/18	$9,964	$10,667	$10,501	$13,174
9/30/18	$10,041	$10,626	$10,390	$13,269
10/31/18	$9,814	$10,605	$10,242	$13,368
11/30/18	$9,838	$10,657	$10,290	$13,429
12/31/18	$9,840	$10,811	$10,347	$13,509
1/31/19	$10,225	$10,925	$10,486	$13,569
2/28/19	$10,200	$10,938	$10,484	$13,679
3/31/19	$10,194	$11,134	$10,677	$13,800
4/30/19	$10,194	$11,141	$10,713	$13,921
5/31/19	$10,156	$11,301	$10,890	$13,998
6/30/19	$10,377	$11,460	$10,983	$14,068
7/31/19	$10,277	$11,550	$11,022	$14,173
8/31/19	$10,076	$11,812	$11,284	$14,260
9/30/19	$10,194	$11,757	$11,131	$14,355
10/31/19	$10,332	$11,737	$11,159	$14,469
11/30/19	$10,257	$11,723	$11,176	$14,583
12/31/19	$10,543	$11,699	$11,219	$14,700
1/31/20	$10,289	$11,910	$11,454	$14,804
2/29/20	$9,984	$12,056	$11,613	$14,889
3/31/20	$8,482	$11,868	$11,409	$14,903
4/30/20	$8,992	$12,060	$11,726	$14,870
5/31/20	$9,285	$12,095	$11,761	$14,936
6/30/20	$9,589	$12,155	$11,892	$15,083
7/31/20	$9,895	$12,288	$12,166	$15,235
8/31/20	$9,857	$12,199	$12,299	$15,369
9/30/20	$9,724	$12,243	$12,253	$15,488
10/31/20	$9,620	$12,244	$12,174	$15,587
11/30/20	$10,526	$12,314	$12,311	$15,702
12/31/20	$10,981	$12,352	$12,452	$15,850
1/31/21	$11,260	$12,286	$12,493	$15,967
2/28/21	$11,485	$12,095	$12,292	$16,105
3/31/21	$11,616	$12,047	$12,269	$16,263
4/30/21	$11,903	$12,078	$12,440	$16,452
5/31/21	$12,259	$12,105	$12,591	$16,642
6/30/21	$12,369	$12,164	$12,667	$16,866
7/31/21	$12,369	$12,316	$13,005	$17,028
8/31/21	$12,439	$12,291	$12,982	$17,164
9/30/21	$12,247	$12,175	$12,889	$17,326
10/31/21	$12,479	$12,143	$13,035	$17,571
11/30/21	$12,160	$12,230	$13,152	$17,801
12/31/21	$12,619	$12,180	$13,194	$18,015
1/31/22	$12,374	$11,989	$12,927	$18,215
2/28/22	$12,175	$11,829	$13,037	$18,432
3/31/22	$12,272	$11,574	$12,795	$18,709
4/30/22	$11,744	$11,263	$12,533	$18,876
5/31/22	$11,729	$11,248	$12,409	$19,144
6/30/22	$10,787	$11,077	$12,016	$19,480
7/31/22	$11,228	$11,359	$12,539	$19,574
8/31/22	$10,897	$11,063	$12,206	$19,690
9/30/22	$9,847	$10,707	$11,398	$19,873
10/31/22	$10,163	$10,671	$11,540	$20,076
11/30/22	$10,796	$10,943	$11,750	$20,228
12/31/22	$10,594	$10,814	$11,631	$20,340
1/31/23	$11,294	$11,063	$11,844	$20,554
2/28/23	$10,844	$10,886	$11,681	$20,728
3/31/23	$10,945	$11,128	$12,019	$20,848
4/30/23	$11,013	$11,185	$12,032	$21,037
5/31/23	$10,625	$11,141	$11,888	$21,178
6/30/23	$10,838	$11,134	$11,848	$21,342
7/31/23	$11,041	$11,138	$11,863	$21,488
8/31/23	$10,754	$11,124	$11,757	$21,702
9/30/23	$10,430	$10,932	$11,540	$21,900
10/31/23	$10,193	$10,854	$11,457	$22,033
11/30/23	$10,667	$11,228	$11,767	$22,178
12/31/23	$11,133	$11,586	$12,084	$22,338
1/31/24	$11,081	$11,564	$12,105	$22,529
2/29/24	$10,995	$11,484	$11,975	$22,731
3/31/24	$11,165	$11,588	$12,074	$22,926
4/30/24	$10,854	$11,401	$11,870	$23,110
5/31/24	$11,078	$11,502	$12,074	$23,240
6/30/24	$11,061	$11,602	$12,169	$23,363
7/31/24	$11,373	$11,826	$12,386	$23,516
8/31/24	$11,512	$11,956	$12,483	$23,680
9/30/24	$11,736	$12,094	$12,670	$23,856
10/31/24	$11,282	$11,931	$12,443	$24,031
11/30/24	$11,526	$12,072	$12,503	$24,221
12/31/24	$11,218	$11,980	$12,306	$24,432
1/31/25	$11,394	$12,026	$12,465	$24,669
2/28/25	$11,640	$12,171	$12,736	$24,849
3/31/25	$11,634	$12,120	$12,818	$24,968

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.21%	6.52%	2.10%
Class A (including sales charge)	(1.53%)	5.32%	1.53%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 998,287,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,805,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026508
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class C
Trading Symbol	PAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$403	3.96%

Expenses Paid, Amount	$ 403
Expense Ratio, Percent	3.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,319	$9,944	$10,074	$10,062
5/31/15	$10,132	$9,903	$9,991	$10,147
6/30/15	$9,953	$9,780	$9,894	$10,227
7/31/15	$9,732	$9,877	$9,914	$10,296
8/31/15	$9,300	$9,851	$9,838	$10,350
9/30/15	$8,924	$9,909	$9,780	$10,383
10/31/15	$9,147	$9,941	$9,805	$10,447
11/30/15	$8,935	$9,946	$9,795	$10,513
12/31/15	$8,778	$9,919	$9,718	$10,558
1/31/16	$8,687	$10,064	$9,862	$10,609
2/29/16	$8,641	$10,161	$9,972	$10,652
3/31/16	$9,241	$10,244	$10,151	$10,739
4/30/16	$9,574	$10,262	$10,186	$10,834
5/31/16	$9,287	$10,305	$10,114	$10,916
6/30/16	$9,626	$10,501	$10,324	$11,002
7/31/16	$9,810	$10,564	$10,414	$11,055
8/31/16	$9,856	$10,559	$10,367	$11,132
9/30/16	$9,975	$10,557	$10,424	$11,219
10/31/16	$10,032	$10,455	$10,382	$11,302
11/30/16	$9,664	$10,282	$10,183	$11,374
12/31/16	$9,851	$10,311	$10,173	$11,461
1/31/17	$10,062	$10,273	$10,259	$11,565
2/28/17	$10,203	$10,361	$10,307	$11,643
3/31/17	$10,285	$10,356	$10,301	$11,699
4/30/17	$10,332	$10,426	$10,362	$11,774
5/31/17	$10,437	$10,487	$10,358	$11,828
6/30/17	$10,427	$10,458	$10,260	$11,898
7/31/17	$10,640	$10,492	$10,305	$11,964
8/31/17	$10,758	$10,588	$10,415	$12,071
9/30/17	$10,722	$10,539	$10,348	$12,192
10/31/17	$10,758	$10,583	$10,370	$12,265
11/30/17	$10,734	$10,600	$10,384	$12,360
12/31/17	$10,910	$10,624	$10,479	$12,450
1/31/18	$11,106	$10,548	$10,389	$12,566
2/28/18	$10,825	$10,524	$10,288	$12,664
3/31/18	$10,907	$10,611	$10,396	$12,733
4/30/18	$10,919	$10,572	$10,390	$12,831
5/31/18	$10,686	$10,611	$10,434	$12,926
6/30/18	$10,512	$10,631	$10,476	$13,005
7/31/18	$10,573	$10,634	$10,426	$13,083
8/31/18	$10,290	$10,667	$10,501	$13,174
9/30/18	$10,349	$10,626	$10,390	$13,269
10/31/18	$10,115	$10,605	$10,242	$13,368
11/30/18	$10,127	$10,657	$10,290	$13,429
12/31/18	$10,129	$10,811	$10,347	$13,509
1/31/19	$10,525	$10,925	$10,486	$13,569
2/28/19	$10,487	$10,938	$10,484	$13,679
3/31/19	$10,475	$11,134	$10,677	$13,800
4/30/19	$10,462	$11,141	$10,713	$13,921
5/31/19	$10,424	$11,301	$10,890	$13,998
6/30/19	$10,648	$11,460	$10,983	$14,068
7/31/19	$10,533	$11,550	$11,022	$14,173
8/31/19	$10,314	$11,812	$11,284	$14,260
9/30/19	$10,425	$11,757	$11,131	$14,355
10/31/19	$10,566	$11,737	$11,159	$14,469
11/30/19	$10,476	$11,723	$11,176	$14,583
12/31/19	$10,769	$11,699	$11,219	$14,700
1/31/20	$10,509	$11,910	$11,454	$14,804
2/29/20	$10,185	$12,056	$11,613	$14,889
3/31/20	$8,652	$11,868	$11,409	$14,903
4/30/20	$9,158	$12,060	$11,726	$14,870
5/31/20	$9,457	$12,095	$11,761	$14,936
6/30/20	$9,755	$12,155	$11,892	$15,083
7/31/20	$10,067	$12,288	$12,166	$15,235
8/31/20	$10,015	$12,199	$12,299	$15,369
9/30/20	$9,869	$12,243	$12,253	$15,488
10/31/20	$9,764	$12,244	$12,174	$15,587
11/30/20	$10,671	$12,314	$12,311	$15,702
12/31/20	$11,135	$12,352	$12,452	$15,850
1/31/21	$11,403	$12,286	$12,493	$15,967
2/28/21	$11,632	$12,095	$12,292	$16,105
3/31/21	$11,759	$12,047	$12,269	$16,263
4/30/21	$12,049	$12,078	$12,440	$16,452
5/31/21	$12,395	$12,105	$12,591	$16,642
6/30/21	$12,487	$12,164	$12,667	$16,866
7/31/21	$12,487	$12,316	$13,005	$17,028
8/31/21	$12,558	$12,291	$12,982	$17,164
9/30/21	$12,352	$12,175	$12,889	$17,326
10/31/21	$12,570	$12,143	$13,035	$17,571
11/30/21	$12,249	$12,230	$13,152	$17,801
12/31/21	$12,713	$12,180	$13,194	$18,015
1/31/22	$12,452	$11,989	$12,927	$18,215
2/28/22	$12,237	$11,829	$13,037	$18,432
3/31/22	$12,328	$11,574	$12,795	$18,709
4/30/22	$11,799	$11,263	$12,533	$18,876
5/31/22	$11,768	$11,248	$12,409	$19,144
6/30/22	$10,825	$11,077	$12,016	$19,480
7/31/22	$11,250	$11,359	$12,539	$19,574
8/31/22	$10,919	$11,063	$12,206	$19,690
9/30/22	$9,864	$10,707	$11,398	$19,873
10/31/22	$10,164	$10,671	$11,540	$20,076
11/30/22	$10,795	$10,943	$11,750	$20,228
12/31/22	$10,596	$10,814	$11,631	$20,340
1/31/23	$11,277	$11,063	$11,844	$20,554
2/28/23	$10,812	$10,886	$11,681	$20,728
3/31/23	$10,912	$11,128	$12,019	$20,848
4/30/23	$10,979	$11,185	$12,032	$21,037
5/31/23	$10,578	$11,141	$11,888	$21,178
6/30/23	$10,774	$11,134	$11,848	$21,342
7/31/23	$10,975	$11,138	$11,863	$21,488
8/31/23	$10,690	$11,124	$11,757	$21,702
9/30/23	$10,365	$10,932	$11,540	$21,900
10/31/23	$10,131	$10,854	$11,457	$22,033
11/30/23	$10,583	$11,228	$11,767	$22,178
12/31/23	$11,050	$11,586	$12,084	$22,338
1/31/24	$10,982	$11,564	$12,105	$22,529
2/29/24	$10,897	$11,484	$11,975	$22,731
3/31/24	$11,047	$11,588	$12,074	$22,926
4/30/24	$10,723	$11,401	$11,870	$23,110
5/31/24	$10,944	$11,502	$12,074	$23,240
6/30/24	$10,927	$11,602	$12,169	$23,363
7/31/24	$11,235	$11,826	$12,386	$23,516
8/31/24	$11,371	$11,956	$12,483	$23,680
9/30/24	$11,569	$12,094	$12,670	$23,856
10/31/24	$11,124	$11,931	$12,443	$24,031
11/30/24	$11,363	$12,072	$12,503	$24,221
12/31/24	$11,034	$11,980	$12,306	$24,432
1/31/25	$11,206	$12,026	$12,465	$24,669
2/28/25	$11,447	$12,171	$12,736	$24,849
3/31/25	$11,422	$12,120	$12,818	$24,968

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.40%	5.71%	1.34%
Class C (including sales charge)	2.40%	5.71%	1.34%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 998,287,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,805,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200436
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-3
Trading Symbol	PAUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$298	2.91%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,032,908	$994,409	$1,007,358	$1,006,239
5/31/15	$1,015,096	$990,287	$999,089	$1,014,684
6/30/15	$997,334	$978,046	$989,363	$1,022,710
7/31/15	$976,065	$987,733	$991,398	$1,029,635
8/31/15	$933,707	$985,063	$983,840	$1,035,040
9/30/15	$896,814	$990,905	$978,028	$1,038,296
10/31/15	$920,258	$994,119	$980,501	$1,044,693
11/30/15	$899,883	$994,576	$979,546	$1,051,344
12/31/15	$884,173	$991,885	$971,787	$1,055,814
1/31/16	$875,936	$1,006,395	$986,217	$1,060,921
2/29/16	$871,176	$1,016,068	$997,187	$1,065,166
3/31/16	$932,867	$1,024,433	$1,015,106	$1,073,916
4/30/16	$967,521	$1,026,173	$1,018,620	$1,083,444
5/31/16	$939,518	$1,030,510	$1,011,416	$1,091,582
6/30/16	$974,823	$1,050,127	$1,032,440	$1,100,224
7/31/16	$994,455	$1,056,401	$1,041,390	$1,105,503
8/31/16	$998,942	$1,055,863	$1,036,719	$1,113,240
9/30/16	$1,012,761	$1,055,737	$1,042,394	$1,121,865
10/31/16	$1,019,606	$1,045,500	$1,038,223	$1,130,211
11/30/16	$983,197	$1,028,232	$1,018,300	$1,137,390
12/31/16	$1,003,594	$1,031,050	$1,017,300	$1,146,094
1/31/17	$1,024,952	$1,027,295	$1,025,852	$1,156,514
2/28/17	$1,040,341	$1,036,089	$1,030,684	$1,164,337
3/31/17	$1,048,891	$1,035,611	$1,030,132	$1,169,937
4/30/17	$1,054,705	$1,042,634	$1,036,226	$1,177,446
5/31/17	$1,066,497	$1,048,720	$1,035,781	$1,182,798
6/30/17	$1,066,522	$1,045,784	$1,025,961	$1,189,789
7/31/17	$1,089,340	$1,049,222	$1,030,532	$1,196,431
8/31/17	$1,102,468	$1,058,784	$1,041,497	$1,207,065
9/30/17	$1,099,744	$1,053,896	$1,034,823	$1,219,249
10/31/17	$1,103,238	$1,058,341	$1,037,037	$1,226,514
11/30/17	$1,101,829	$1,059,981	$1,038,383	$1,236,030
12/31/17	$1,122,220	$1,062,350	$1,047,889	$1,245,001
1/31/18	$1,142,157	$1,054,766	$1,038,904	$1,256,568
2/28/18	$1,114,312	$1,052,388	$1,028,807	$1,266,373
3/31/18	$1,123,040	$1,061,113	$1,039,614	$1,273,254
4/30/18	$1,125,397	$1,057,165	$1,039,018	$1,283,075
5/31/18	$1,102,687	$1,061,115	$1,043,447	$1,292,584
6/30/18	$1,087,262	$1,063,093	$1,047,633	$1,300,529
7/31/18	$1,093,613	$1,063,384	$1,042,593	$1,308,347
8/31/18	$1,064,399	$1,066,652	$1,050,102	$1,317,426
9/30/18	$1,072,415	$1,062,572	$1,039,044	$1,326,934
10/31/18	$1,049,379	$1,060,496	$1,024,151	$1,336,802
11/30/18	$1,050,659	$1,065,684	$1,029,044	$1,342,913
12/31/18	$1,052,018	$1,081,078	$1,034,667	$1,350,856
1/31/19	$1,094,524	$1,092,528	$1,048,586	$1,356,937
2/28/19	$1,090,539	$1,093,841	$1,048,450	$1,367,922
3/31/19	$1,090,567	$1,113,432	$1,067,721	$1,379,993
4/30/19	$1,090,567	$1,114,096	$1,071,271	$1,392,144
5/31/19	$1,086,562	$1,130,127	$1,088,971	$1,399,816
6/30/19	$1,111,163	$1,145,973	$1,098,308	$1,406,798
7/31/19	$1,100,453	$1,154,991	$1,102,211	$1,417,284
8/31/19	$1,079,033	$1,181,184	$1,128,442	$1,425,951
9/30/19	$1,091,053	$1,175,711	$1,113,082	$1,435,537
10/31/19	$1,107,197	$1,173,681	$1,115,928	$1,446,874
11/30/19	$1,099,125	$1,172,304	$1,117,630	$1,458,300
12/31/19	$1,130,788	$1,169,901	$1,121,867	$1,469,995
1/31/20	$1,103,507	$1,191,013	$1,145,423	$1,480,415
2/29/20	$1,070,771	$1,205,590	$1,161,276	$1,488,864
3/31/20	$910,353	$1,186,827	$1,140,859	$1,490,310
4/30/20	$965,029	$1,206,040	$1,172,593	$1,486,991
5/31/20	$997,835	$1,209,459	$1,176,117	$1,493,578
6/30/20	$1,029,597	$1,215,495	$1,189,245	$1,508,322
7/31/20	$1,063,872	$1,228,777	$1,216,571	$1,523,536
8/31/20	$1,059,759	$1,219,873	$1,229,861	$1,536,906
9/30/20	$1,044,878	$1,224,329	$1,225,326	$1,548,816
10/31/20	$1,033,762	$1,224,418	$1,217,412	$1,558,723
11/30/20	$1,131,024	$1,231,405	$1,231,063	$1,570,236
12/31/20	$1,181,012	$1,235,188	$1,245,186	$1,584,955
1/31/21	$1,210,965	$1,228,563	$1,249,304	$1,596,707
2/28/21	$1,236,639	$1,209,452	$1,229,179	$1,610,467
3/31/21	$1,251,340	$1,204,687	$1,226,855	$1,626,281
4/30/21	$1,282,255	$1,207,836	$1,244,024	$1,645,168
5/31/21	$1,322,004	$1,210,532	$1,259,091	$1,664,242
6/30/21	$1,331,461	$1,216,436	$1,266,717	$1,686,566
7/31/21	$1,332,976	$1,231,555	$1,300,475	$1,702,844
8/31/21	$1,340,550	$1,229,087	$1,298,188	$1,716,437
9/30/21	$1,321,044	$1,217,483	$1,288,906	$1,732,560
10/31/21	$1,346,028	$1,214,299	$1,303,532	$1,757,095
11/30/21	$1,311,675	$1,222,961	$1,315,189	$1,780,107
12/31/21	$1,362,358	$1,218,001	$1,319,351	$1,801,451
1/31/22	$1,335,969	$1,198,865	$1,292,667	$1,821,492
2/28/22	$1,314,527	$1,182,918	$1,303,707	$1,843,167
3/31/22	$1,324,052	$1,157,419	$1,279,468	$1,870,886
4/30/22	$1,268,744	$1,126,312	$1,253,318	$1,887,586
5/31/22	$1,267,068	$1,124,762	$1,240,883	$1,914,378
6/30/22	$1,166,103	$1,107,692	$1,201,616	$1,947,972
7/31/22	$1,213,699	$1,135,906	$1,253,928	$1,957,381
8/31/22	$1,178,002	$1,106,252	$1,220,580	$1,969,032
9/30/22	$1,065,088	$1,070,739	$1,139,803	$1,987,346
10/31/22	$1,099,225	$1,067,074	$1,153,964	$2,007,609
11/30/22	$1,169,207	$1,094,267	$1,175,039	$2,022,760
12/31/22	$1,146,887	$1,081,352	$1,163,065	$2,034,033
1/31/23	$1,222,625	$1,106,259	$1,184,372	$2,055,377
2/28/23	$1,173,936	$1,088,614	$1,168,130	$2,072,783
3/31/23	$1,185,594	$1,112,753	$1,201,894	$2,084,754
4/30/23	$1,192,878	$1,118,482	$1,203,212	$2,103,657
5/31/23	$1,150,991	$1,114,079	$1,188,819	$2,117,787
6/30/23	$1,174,637	$1,113,414	$1,184,814	$2,134,184
7/31/23	$1,196,559	$1,113,774	$1,186,301	$2,148,820
8/31/23	$1,165,503	$1,112,375	$1,175,707	$2,170,240
9/30/23	$1,131,373	$1,093,192	$1,154,005	$2,189,957
10/31/23	$1,107,535	$1,085,430	$1,145,656	$2,203,281
11/30/23	$1,157,044	$1,122,750	$1,176,694	$2,217,751
12/31/23	$1,210,336	$1,158,631	$1,208,370	$2,233,820
1/31/24	$1,204,750	$1,156,360	$1,210,515	$2,252,857
2/29/24	$1,193,577	$1,148,426	$1,197,508	$2,273,147
3/31/24	$1,212,749	$1,158,782	$1,207,363	$2,292,583
4/30/24	$1,179,010	$1,140,124	$1,187,004	$2,310,952
5/31/24	$1,203,377	$1,150,213	$1,207,395	$2,324,035
6/30/24	$1,202,213	$1,160,193	$1,216,871	$2,336,293
7/31/24	$1,236,132	$1,182,607	$1,238,574	$2,351,635
8/31/24	$1,253,091	$1,195,560	$1,248,291	$2,367,969
9/30/24	$1,276,387	$1,209,433	$1,267,030	$2,385,576
10/31/24	$1,229,043	$1,193,067	$1,244,299	$2,403,150
11/30/24	$1,255,556	$1,207,238	$1,250,329	$2,422,098
12/31/24	$1,221,373	$1,197,974	$1,230,558	$2,443,182
1/31/25	$1,240,457	$1,202,615	$1,246,472	$2,466,865
2/28/25	$1,267,174	$1,217,096	$1,273,649	$2,484,874
3/31/25	$1,267,354	$1,212,017	$1,281,815	$2,496,750

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.50%	6.84%	2.40%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 998,287,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,805,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026506
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Institutional Class
Trading Symbol	PAUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$282	2.76%

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,033,076	$994,409	$1,007,358	$1,006,239
5/31/15	$1,015,436	$990,287	$999,089	$1,014,684
6/30/15	$997,833	$978,046	$989,363	$1,022,710
7/31/15	$976,721	$987,733	$991,398	$1,029,635
8/31/15	$934,496	$985,063	$983,840	$1,035,040
9/30/15	$897,722	$990,905	$978,028	$1,038,296
10/31/15	$921,347	$994,119	$980,501	$1,044,693
11/30/15	$901,097	$994,576	$979,546	$1,051,344
12/31/15	$885,516	$991,885	$971,787	$1,055,814
1/31/16	$877,414	$1,006,395	$986,217	$1,060,921
2/29/16	$872,783	$1,016,068	$997,187	$1,065,166
3/31/16	$934,743	$1,024,433	$1,015,106	$1,073,916
4/30/16	$969,621	$1,026,173	$1,018,620	$1,083,444
5/31/16	$941,718	$1,030,510	$1,011,416	$1,091,582
6/30/16	$977,262	$1,050,127	$1,032,440	$1,100,224
7/31/16	$997,111	$1,056,401	$1,041,390	$1,105,503
8/31/16	$1,001,781	$1,055,863	$1,036,719	$1,113,240
9/30/16	$1,015,805	$1,055,737	$1,042,394	$1,121,865
10/31/16	$1,022,843	$1,045,500	$1,038,223	$1,130,211
11/30/16	$986,481	$1,028,232	$1,018,300	$1,137,390
12/31/16	$1,007,115	$1,031,050	$1,017,300	$1,146,094
1/31/17	$1,028,722	$1,027,295	$1,025,852	$1,156,514
2/28/17	$1,044,326	$1,036,089	$1,030,684	$1,164,337
3/31/17	$1,053,087	$1,035,611	$1,030,132	$1,169,937
4/30/17	$1,059,097	$1,042,634	$1,036,226	$1,177,446
5/31/17	$1,071,119	$1,048,720	$1,035,781	$1,182,798
6/30/17	$1,071,320	$1,045,784	$1,025,961	$1,189,789
7/31/17	$1,094,424	$1,049,222	$1,030,532	$1,196,431
8/31/17	$1,107,801	$1,058,784	$1,041,497	$1,207,065
9/30/17	$1,105,246	$1,053,896	$1,034,823	$1,219,249
10/31/17	$1,108,946	$1,058,341	$1,037,037	$1,226,514
11/30/17	$1,107,713	$1,059,981	$1,038,383	$1,236,030
12/31/17	$1,128,402	$1,062,350	$1,047,889	$1,245,001
1/31/18	$1,148,642	$1,054,766	$1,038,904	$1,256,568
2/28/18	$1,120,811	$1,052,388	$1,028,807	$1,266,373
3/31/18	$1,129,781	$1,061,113	$1,039,614	$1,273,254
4/30/18	$1,132,320	$1,057,165	$1,039,018	$1,283,075
5/31/18	$1,109,470	$1,061,115	$1,043,447	$1,292,584
6/30/18	$1,093,880	$1,063,093	$1,047,633	$1,300,529
7/31/18	$1,100,269	$1,063,384	$1,042,593	$1,308,347
8/31/18	$1,072,155	$1,066,652	$1,050,102	$1,317,426
9/30/18	$1,079,200	$1,062,572	$1,039,044	$1,326,934
10/31/18	$1,056,019	$1,060,496	$1,024,151	$1,336,802
11/30/18	$1,058,595	$1,065,684	$1,029,044	$1,342,913
12/31/18	$1,059,144	$1,081,078	$1,034,667	$1,350,856
1/31/19	$1,101,938	$1,092,528	$1,048,586	$1,356,937
2/28/19	$1,097,926	$1,093,841	$1,048,450	$1,367,922
3/31/19	$1,098,326	$1,113,432	$1,067,721	$1,379,993
4/30/19	$1,099,670	$1,114,096	$1,071,271	$1,392,144
5/31/19	$1,095,637	$1,130,127	$1,088,971	$1,399,816
6/30/19	$1,120,316	$1,145,973	$1,098,308	$1,406,798
7/31/19	$1,109,518	$1,154,991	$1,102,211	$1,417,284
8/31/19	$1,087,922	$1,181,184	$1,128,442	$1,425,951
9/30/19	$1,100,521	$1,175,711	$1,113,082	$1,435,537
10/31/19	$1,116,805	$1,173,681	$1,115,928	$1,446,874
11/30/19	$1,108,663	$1,172,304	$1,117,630	$1,458,300
12/31/19	$1,139,833	$1,169,901	$1,121,867	$1,469,995
1/31/20	$1,113,678	$1,191,013	$1,145,423	$1,480,415
2/29/20	$1,080,639	$1,205,590	$1,161,276	$1,488,864
3/31/20	$919,090	$1,186,827	$1,140,859	$1,490,310
4/30/20	$972,910	$1,206,040	$1,172,593	$1,486,991
5/31/20	$1,006,030	$1,209,459	$1,176,117	$1,493,578
6/30/20	$1,039,779	$1,215,495	$1,189,245	$1,508,322
7/31/20	$1,073,008	$1,228,777	$1,216,571	$1,523,536
8/31/20	$1,068,854	$1,219,873	$1,229,861	$1,536,906
9/30/20	$1,054,154	$1,224,329	$1,225,326	$1,548,816
10/31/20	$1,044,329	$1,224,418	$1,217,412	$1,558,723
11/30/20	$1,142,585	$1,231,405	$1,231,063	$1,570,236
12/31/20	$1,192,132	$1,235,188	$1,245,186	$1,584,955
1/31/21	$1,222,404	$1,228,563	$1,249,304	$1,596,707
2/28/21	$1,248,351	$1,209,452	$1,229,179	$1,610,467
3/31/21	$1,263,600	$1,204,687	$1,226,855	$1,626,281
4/30/21	$1,296,344	$1,207,836	$1,244,024	$1,645,168
5/31/21	$1,335,041	$1,210,532	$1,259,091	$1,664,242
6/30/21	$1,346,413	$1,216,436	$1,266,717	$1,686,566
7/31/21	$1,346,413	$1,231,555	$1,300,475	$1,702,844
8/31/21	$1,355,604	$1,229,087	$1,298,188	$1,716,437
9/30/21	$1,334,694	$1,217,483	$1,288,906	$1,732,560
10/31/21	$1,359,966	$1,214,299	$1,303,532	$1,757,095
11/30/21	$1,326,796	$1,222,961	$1,315,189	$1,780,107
12/31/21	$1,377,017	$1,218,001	$1,319,351	$1,801,451
1/31/22	$1,350,311	$1,198,865	$1,292,667	$1,821,492
2/28/22	$1,328,613	$1,182,918	$1,303,707	$1,843,167
3/31/22	$1,340,607	$1,157,419	$1,279,468	$1,870,886
4/30/22	$1,282,910	$1,126,312	$1,253,318	$1,887,586
5/31/22	$1,281,213	$1,124,762	$1,240,883	$1,914,378
6/30/22	$1,181,019	$1,107,692	$1,201,616	$1,947,972
7/31/22	$1,229,224	$1,135,906	$1,253,928	$1,957,381
8/31/22	$1,193,070	$1,106,252	$1,220,580	$1,969,032
9/30/22	$1,079,499	$1,070,739	$1,139,803	$1,987,346
10/31/22	$1,112,368	$1,067,074	$1,153,964	$2,007,609
11/30/22	$1,183,297	$1,094,267	$1,175,039	$2,022,760
12/31/22	$1,161,236	$1,081,352	$1,163,065	$2,034,033
1/31/23	$1,238,042	$1,106,259	$1,184,372	$2,055,377
2/28/23	$1,188,666	$1,088,614	$1,168,130	$2,072,783
3/31/23	$1,200,870	$1,112,753	$1,201,894	$2,084,754
4/30/23	$1,208,260	$1,118,482	$1,203,212	$2,103,657
5/31/23	$1,165,768	$1,114,079	$1,188,819	$2,117,787
6/30/23	$1,190,078	$1,113,414	$1,184,814	$2,134,184
7/31/23	$1,214,176	$1,113,774	$1,186,301	$2,148,820
8/31/23	$1,182,663	$1,112,375	$1,175,707	$2,170,240
9/30/23	$1,146,639	$1,093,192	$1,154,005	$2,189,957
10/31/23	$1,122,440	$1,085,430	$1,145,656	$2,203,281
11/30/23	$1,174,560	$1,122,750	$1,176,694	$2,217,751
12/31/23	$1,227,369	$1,158,631	$1,208,370	$2,233,820
1/31/24	$1,221,695	$1,156,360	$1,210,515	$2,252,857
2/29/24	$1,212,239	$1,148,426	$1,197,508	$2,273,147
3/31/24	$1,232,113	$1,158,782	$1,207,363	$2,292,583
4/30/24	$1,195,931	$1,140,124	$1,187,004	$2,310,952
5/31/24	$1,220,687	$1,150,213	$1,207,395	$2,324,035
6/30/24	$1,221,782	$1,160,193	$1,216,871	$2,336,293
7/31/24	$1,256,252	$1,182,607	$1,238,574	$2,351,635
8/31/24	$1,271,572	$1,195,560	$1,248,291	$2,367,969
9/30/24	$1,297,680	$1,209,433	$1,267,030	$2,385,576
10/31/24	$1,247,621	$1,193,067	$1,244,299	$2,403,150
11/30/24	$1,274,576	$1,207,238	$1,250,329	$2,422,098
12/31/24	$1,240,368	$1,197,974	$1,230,558	$2,443,182
1/31/25	$1,261,721	$1,202,615	$1,246,472	$2,466,865
2/28/25	$1,288,896	$1,217,096	$1,273,649	$2,484,874
3/31/25	$1,287,556	$1,212,017	$1,281,815	$2,496,750

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.50%	6.97%	2.56%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 998,287,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,805,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064130
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-2
Trading Symbol	PAUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$293	2.86%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in U.S. & global core bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPFs exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  Short positions in U.S. equities, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,031,938	$994,409	$1,007,358	$1,006,239
5/31/15	$1,014,317	$990,287	$999,089	$1,014,684
6/30/15	$997,628	$978,046	$989,363	$1,022,710
7/31/15	$976,543	$987,733	$991,398	$1,029,635
8/31/15	$933,264	$985,063	$983,840	$1,035,040
9/30/15	$896,225	$990,905	$978,028	$1,038,296
10/31/15	$919,810	$994,119	$980,501	$1,044,693
11/30/15	$899,595	$994,576	$979,546	$1,051,344
12/31/15	$884,834	$991,885	$971,787	$1,055,814
1/31/16	$876,748	$1,006,395	$986,217	$1,060,921
2/29/16	$872,128	$1,016,068	$997,187	$1,065,166
3/31/16	$933,747	$1,024,433	$1,015,106	$1,073,916
4/30/16	$968,545	$1,026,173	$1,018,620	$1,083,444
5/31/16	$940,707	$1,030,510	$1,011,416	$1,091,582
6/30/16	$974,821	$1,050,127	$1,032,440	$1,100,224
7/31/16	$995,784	$1,056,401	$1,041,390	$1,105,503
8/31/16	$1,000,443	$1,055,863	$1,036,719	$1,113,240
9/30/16	$1,013,009	$1,055,737	$1,042,394	$1,121,865
10/31/16	$1,020,028	$1,045,500	$1,038,223	$1,130,211
11/30/16	$983,765	$1,028,232	$1,018,300	$1,137,390
12/31/16	$1,004,016	$1,031,050	$1,017,300	$1,146,094
1/31/17	$1,026,753	$1,027,295	$1,025,852	$1,156,514
2/28/17	$1,041,113	$1,036,089	$1,030,684	$1,164,337
3/31/17	$1,050,860	$1,035,611	$1,030,132	$1,169,937
4/30/17	$1,056,851	$1,042,634	$1,036,226	$1,177,446
5/31/17	$1,068,834	$1,048,720	$1,035,781	$1,182,798
6/30/17	$1,068,844	$1,045,784	$1,025,961	$1,189,789
7/31/17	$1,090,657	$1,049,222	$1,030,532	$1,196,431
8/31/17	$1,105,199	$1,058,784	$1,041,497	$1,207,065
9/30/17	$1,101,165	$1,053,896	$1,034,823	$1,219,249
10/31/17	$1,106,081	$1,058,341	$1,037,037	$1,226,514
11/30/17	$1,104,852	$1,059,981	$1,038,383	$1,236,030
12/31/17	$1,125,162	$1,062,350	$1,047,889	$1,245,001
1/31/18	$1,145,321	$1,054,766	$1,038,904	$1,256,568
2/28/18	$1,117,602	$1,052,388	$1,028,807	$1,266,373
3/31/18	$1,126,295	$1,061,113	$1,039,614	$1,273,254
4/30/18	$1,128,823	$1,057,165	$1,039,018	$1,283,075
5/31/18	$1,104,806	$1,061,115	$1,043,447	$1,292,584
6/30/18	$1,089,066	$1,063,093	$1,047,633	$1,300,529
7/31/18	$1,096,700	$1,063,384	$1,042,593	$1,308,347
8/31/18	$1,067,438	$1,066,652	$1,050,102	$1,317,426
9/30/18	$1,075,414	$1,062,572	$1,039,044	$1,326,934
10/31/18	$1,052,342	$1,060,496	$1,024,151	$1,336,802
11/30/18	$1,053,624	$1,065,684	$1,029,044	$1,342,913
12/31/18	$1,055,078	$1,081,078	$1,034,667	$1,350,856
1/31/19	$1,096,323	$1,092,528	$1,048,586	$1,356,937
2/28/19	$1,093,662	$1,093,841	$1,048,450	$1,367,922
3/31/19	$1,093,834	$1,113,432	$1,067,721	$1,379,993
4/30/19	$1,093,834	$1,114,096	$1,071,271	$1,392,144
5/31/19	$1,089,822	$1,130,127	$1,088,971	$1,399,816
6/30/19	$1,114,169	$1,145,973	$1,098,308	$1,406,798
7/31/19	$1,103,430	$1,154,991	$1,102,211	$1,417,284
8/31/19	$1,081,952	$1,181,184	$1,128,442	$1,425,951
9/30/19	$1,095,539	$1,175,711	$1,113,082	$1,435,537
10/31/19	$1,110,380	$1,173,681	$1,115,928	$1,446,874
11/30/19	$1,102,285	$1,172,304	$1,117,630	$1,458,300
12/31/19	$1,134,289	$1,169,901	$1,121,867	$1,469,995
1/31/20	$1,106,923	$1,191,013	$1,145,423	$1,480,415
2/29/20	$1,074,085	$1,205,590	$1,161,276	$1,488,864
3/31/20	$913,296	$1,186,827	$1,140,859	$1,490,310
4/30/20	$968,148	$1,206,040	$1,172,593	$1,486,991
5/31/20	$1,001,060	$1,209,459	$1,176,117	$1,493,578
6/30/20	$1,033,034	$1,215,495	$1,189,245	$1,508,322
7/31/20	$1,066,047	$1,228,777	$1,216,571	$1,523,536
8/31/20	$1,061,920	$1,219,873	$1,229,861	$1,536,906
9/30/20	$1,048,432	$1,224,329	$1,225,326	$1,548,816
10/31/20	$1,037,278	$1,224,418	$1,217,412	$1,558,723
11/30/20	$1,134,871	$1,231,405	$1,231,063	$1,570,236
12/31/20	$1,185,126	$1,235,188	$1,245,186	$1,584,955
1/31/21	$1,215,184	$1,228,563	$1,249,304	$1,596,707
2/28/21	$1,240,948	$1,209,452	$1,229,179	$1,610,467
3/31/21	$1,255,848	$1,204,687	$1,226,855	$1,626,281
4/30/21	$1,286,875	$1,207,836	$1,244,024	$1,645,168
5/31/21	$1,325,289	$1,210,532	$1,259,091	$1,664,242
6/30/21	$1,336,341	$1,216,436	$1,266,717	$1,686,566
7/31/21	$1,337,861	$1,231,555	$1,300,475	$1,702,844
8/31/21	$1,345,463	$1,229,087	$1,298,188	$1,716,437
9/30/21	$1,325,898	$1,217,483	$1,288,906	$1,732,560
10/31/21	$1,350,974	$1,214,299	$1,303,532	$1,757,095
11/30/21	$1,316,495	$1,222,961	$1,315,189	$1,780,107
12/31/21	$1,367,495	$1,218,001	$1,319,351	$1,801,451
1/31/22	$1,341,006	$1,198,865	$1,292,667	$1,821,492
2/28/22	$1,319,484	$1,182,918	$1,303,707	$1,843,167
3/31/22	$1,329,403	$1,157,419	$1,279,468	$1,870,886
4/30/22	$1,273,871	$1,126,312	$1,253,318	$1,887,586
5/31/22	$1,272,188	$1,124,762	$1,240,883	$1,914,378
6/30/22	$1,170,926	$1,107,692	$1,201,616	$1,947,972
7/31/22	$1,218,719	$1,135,906	$1,253,928	$1,957,381
8/31/22	$1,182,875	$1,106,252	$1,220,580	$1,969,032
9/30/22	$1,069,979	$1,070,739	$1,139,803	$1,987,346
10/31/22	$1,102,559	$1,067,074	$1,153,964	$2,007,609
11/30/22	$1,174,577	$1,094,267	$1,175,039	$2,022,760
12/31/22	$1,152,282	$1,081,352	$1,163,065	$2,034,033
1/31/23	$1,228,376	$1,106,259	$1,184,372	$2,055,377
2/28/23	$1,179,459	$1,088,614	$1,168,130	$2,072,783
3/31/23	$1,191,307	$1,112,753	$1,201,894	$2,084,754
4/30/23	$1,198,627	$1,118,482	$1,203,212	$2,103,657
5/31/23	$1,156,537	$1,114,079	$1,188,819	$2,117,787
6/30/23	$1,180,397	$1,113,414	$1,184,814	$2,134,184
7/31/23	$1,202,426	$1,113,774	$1,186,301	$2,148,820
8/31/23	$1,171,218	$1,112,375	$1,175,707	$2,170,240
9/30/23	$1,137,090	$1,093,192	$1,154,005	$2,189,957
10/31/23	$1,111,289	$1,085,430	$1,145,656	$2,203,281
11/30/23	$1,162,891	$1,122,750	$1,176,694	$2,217,751
12/31/23	$1,214,795	$1,158,631	$1,208,370	$2,233,820
1/31/24	$1,209,180	$1,156,360	$1,210,515	$2,252,857
2/29/24	$1,199,821	$1,148,426	$1,197,508	$2,273,147
3/31/24	$1,219,201	$1,158,782	$1,207,363	$2,292,583
4/30/24	$1,185,282	$1,140,124	$1,187,004	$2,310,952
5/31/24	$1,209,779	$1,150,213	$1,207,395	$2,324,035
6/30/24	$1,208,736	$1,160,193	$1,216,871	$2,336,293
7/31/24	$1,242,838	$1,182,607	$1,238,574	$2,351,635
8/31/24	$1,259,889	$1,195,560	$1,248,291	$2,367,969
9/30/24	$1,283,505	$1,209,433	$1,267,030	$2,385,576
10/31/24	$1,235,897	$1,193,067	$1,244,299	$2,403,150
11/30/24	$1,262,558	$1,207,238	$1,250,329	$2,422,098
12/31/24	$1,228,346	$1,197,974	$1,230,558	$2,443,182
1/31/25	$1,247,539	$1,202,615	$1,246,472	$2,466,865
2/28/25	$1,274,409	$1,217,096	$1,273,649	$2,484,874
3/31/25	$1,274,735	$1,212,017	$1,281,815	$2,496,750

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.55%	6.90%	2.46%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Consumer Price Index +650 Basis Points	8.91%	10.87%	9.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 998,287,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,805,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$998,287
# of Portfolio Holdings	29
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$2,805
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	140.2%
Other Assets and Liabilities, Net	(40.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	28.1%
PIMCO Total Return Fund	17.7%
PIMCO All Authority: Multi-RAE PLUS Fund	17.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8.5%
PIMCO RealEstateRealReturn Strategy Fund	7.7%
PIMCO All Asset: Multi-Real Fund	7.0%
PIMCO High Yield Fund	5.7%
PIMCO TRENDS Managed Futures Strategy Fund	5.4%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
PIMCO RAE Worldwide Long/Short PLUS Fund	4.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.41% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.25% and interest expense by 0.16% as a result of lower expenses related to interest.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026555
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class A
Trading Symbol	PASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$9,625	$10,000	$10,000	$10,000
4/30/15	$9,882	$9,944	$10,087	$10,051
5/31/15	$9,750	$9,903	$10,039	$10,123
6/30/15	$9,592	$9,780	$9,985	$10,192
7/31/15	$9,450	$9,877	$9,976	$10,249
8/31/15	$9,041	$9,851	$9,924	$10,290
9/30/15	$8,751	$9,909	$9,899	$10,310
10/31/15	$9,045	$9,941	$9,902	$10,362
11/30/15	$8,877	$9,946	$9,888	$10,416
12/31/15	$8,732	$9,919	$9,830	$10,447
1/31/16	$8,613	$10,064	$9,956	$10,486
2/29/16	$8,604	$10,161	$10,039	$10,515
3/31/16	$9,185	$10,244	$10,184	$10,589
4/30/16	$9,451	$10,262	$10,211	$10,671
5/31/16	$9,245	$10,305	$10,152	$10,739
6/30/16	$9,548	$10,501	$10,318	$10,811
7/31/16	$9,755	$10,564	$10,351	$10,850
8/31/16	$9,789	$10,559	$10,299	$10,914
9/30/16	$9,894	$10,557	$10,377	$10,986
10/31/16	$9,920	$10,455	$10,365	$11,055
11/30/16	$9,687	$10,282	$10,213	$11,112
12/31/16	$9,858	$10,311	$10,224	$11,184
1/31/17	$10,078	$10,273	$10,300	$11,273
2/28/17	$10,255	$10,361	$10,325	$11,336
3/31/17	$10,349	$10,356	$10,332	$11,377
4/30/17	$10,384	$10,426	$10,378	$11,437
5/31/17	$10,517	$10,487	$10,373	$11,475
6/30/17	$10,524	$10,458	$10,291	$11,529
7/31/17	$10,738	$10,492	$10,342	$11,580
8/31/17	$10,872	$10,588	$10,414	$11,670
9/30/17	$10,862	$10,539	$10,363	$11,774
10/31/17	$10,934	$10,583	$10,380	$11,831
11/30/17	$10,988	$10,600	$10,369	$11,909
12/31/17	$11,188	$10,624	$10,418	$11,982
1/31/18	$11,455	$10,548	$10,340	$12,079
2/28/18	$11,160	$10,524	$10,292	$12,159
3/31/18	$11,198	$10,611	$10,377	$12,211
4/30/18	$11,208	$10,572	$10,363	$12,291
5/31/18	$11,060	$10,611	$10,411	$12,368
6/30/18	$10,924	$10,631	$10,440	$12,429
7/31/18	$11,054	$10,634	$10,400	$12,489
8/31/18	$10,887	$10,667	$10,470	$12,562
9/30/18	$10,950	$10,626	$10,397	$12,638
10/31/18	$10,612	$10,605	$10,316	$12,717
11/30/18	$10,696	$10,657	$10,349	$12,760
12/31/18	$10,576	$10,811	$10,392	$12,820
1/31/19	$11,048	$10,925	$10,508	$12,863
2/28/19	$11,068	$10,938	$10,518	$12,952
3/31/19	$11,134	$11,134	$10,658	$13,052
4/30/19	$11,202	$11,141	$10,704	$13,152
5/31/19	$11,085	$11,301	$10,821	$13,209
6/30/19	$11,423	$11,460	$10,928	$13,259
7/31/19	$11,364	$11,550	$10,945	$13,342
8/31/19	$11,228	$11,812	$11,086	$13,408
9/30/19	$11,342	$11,757	$10,994	$13,482
10/31/19	$11,508	$11,737	$11,025	$13,573
11/30/19	$11,508	$11,723	$11,027	$13,665
12/31/19	$11,815	$11,699	$11,104	$13,759
1/31/20	$11,636	$11,910	$11,248	$13,840
2/29/20	$11,229	$12,056	$11,345	$13,903
3/31/20	$9,920	$11,868	$11,138	$13,899
4/30/20	$10,448	$12,060	$11,364	$13,850
5/31/20	$10,797	$12,095	$11,435	$13,895
6/30/20	$11,110	$12,155	$11,556	$14,017
7/31/20	$11,481	$12,288	$11,722	$14,142
8/31/20	$11,571	$12,199	$11,888	$14,250
9/30/20	$11,388	$12,243	$11,846	$14,344
10/31/20	$11,236	$12,244	$11,797	$14,419
11/30/20	$12,250	$12,314	$11,888	$14,509
12/31/20	$12,755	$12,352	$12,035	$14,629
1/31/21	$12,971	$12,286	$12,110	$14,720
2/28/21	$13,310	$12,095	$12,023	$14,830
3/31/21	$13,532	$12,047	$12,042	$14,959
4/30/21	$13,882	$12,078	$12,196	$15,116
5/31/21	$14,242	$12,105	$12,309	$15,275
6/30/21	$14,335	$12,164	$12,320	$15,463
7/31/21	$14,400	$12,316	$12,603	$15,594
8/31/21	$14,497	$12,291	$12,580	$15,701
9/30/21	$14,245	$12,175	$12,527	$15,831
10/31/21	$14,479	$12,143	$12,629	$16,038
11/30/21	$14,166	$12,230	$12,659	$16,231
12/31/21	$14,682	$12,180	$12,720	$16,407
1/31/22	$14,440	$11,989	$12,565	$16,571
2/28/22	$14,234	$11,829	$12,687	$16,750
3/31/22	$14,339	$11,574	$12,498	$16,984
4/30/22	$13,816	$11,263	$12,381	$17,117
5/31/22	$13,827	$11,248	$12,376	$17,341
6/30/22	$12,867	$11,077	$12,070	$17,627
7/31/22	$13,372	$11,359	$12,505	$17,692
8/31/22	$13,090	$11,063	$12,207	$17,776
9/30/22	$12,061	$10,707	$11,595	$17,921
10/31/22	$12,463	$10,671	$11,722	$18,084
11/30/22	$13,135	$10,943	$11,866	$18,200
12/31/22	$12,932	$10,814	$11,786	$18,279
1/31/23	$13,608	$11,063	$11,943	$18,451
2/28/23	$13,202	$10,886	$11,802	$18,586
3/31/23	$13,322	$11,128	$12,132	$18,671
4/30/23	$13,420	$11,185	$12,156	$18,819
5/31/23	$13,087	$11,141	$12,018	$18,924
6/30/23	$13,409	$11,134	$11,960	$19,048
7/31/23	$13,719	$11,138	$12,014	$19,156
8/31/23	$13,434	$11,124	$11,961	$19,326
9/30/23	$13,099	$10,932	$11,839	$19,479
10/31/23	$12,811	$10,854	$11,825	$19,575
11/30/23	$13,411	$11,228	$12,050	$19,681
12/31/23	$13,967	$11,586	$12,300	$19,801
1/31/24	$13,941	$11,564	$12,345	$19,947
2/29/24	$13,979	$11,484	$12,234	$20,104
3/31/24	$14,222	$11,588	$12,332	$20,253
4/30/24	$13,877	$11,401	$12,206	$20,391
5/31/24	$14,184	$11,502	$12,375	$20,483
6/30/24	$14,218	$11,602	$12,470	$20,566
7/31/24	$14,554	$11,826	$12,655	$20,677
8/31/24	$14,735	$11,956	$12,743	$20,797
9/30/24	$15,014	$12,094	$12,906	$20,927
10/31/24	$14,542	$11,931	$12,736	$21,057
11/30/24	$14,883	$12,072	$12,793	$21,199
12/31/24	$14,479	$11,980	$12,680	$21,360
1/31/25	$14,733	$12,026	$12,833	$21,542
2/28/25	$14,960	$12,171	$13,055	$21,675
3/31/25	$14,939	$12,120	$13,188	$21,752

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.04%	8.53%	4.49%
Class A (including sales charge)	1.10%	7.71%	4.10%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026554
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Administrative Class
Trading Symbol	PAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,027,586	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,655	$990,287	$1,003,941	$1,012,344
6/30/15	$997,989	$978,046	$998,542	$1,019,177
7/31/15	$983,236	$987,733	$997,635	$1,024,885
8/31/15	$940,713	$985,063	$992,419	$1,029,049
9/30/15	$911,060	$990,905	$989,912	$1,031,035
10/31/15	$941,661	$994,119	$990,197	$1,036,183
11/30/15	$924,175	$994,576	$988,825	$1,041,569
12/31/15	$910,016	$991,885	$982,977	$1,044,745
1/31/16	$897,550	$1,006,395	$995,634	$1,048,551
2/29/16	$896,659	$1,016,068	$1,003,929	$1,051,485
3/31/16	$956,739	$1,024,433	$1,018,389	$1,058,916
4/30/16	$985,352	$1,026,173	$1,021,088	$1,067,105
5/31/16	$963,892	$1,030,510	$1,015,217	$1,073,880
6/30/16	$995,059	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,017,511	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,022,001	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,032,724	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,035,430	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,011,077	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,029,508	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,052,529	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,070,946	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,081,148	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,084,838	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,098,675	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,099,808	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,122,139	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,136,096	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,135,674	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,143,208	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,148,858	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,170,390	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,198,257	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,168,468	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,171,954	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,172,920	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,157,474	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,144,627	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,157,269	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,140,737	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,146,916	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,111,596	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,121,407	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,108,488	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,158,001	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,161,033	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,167,440	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,174,547	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,162,365	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,198,129	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,193,026	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,177,718	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,190,216	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,208,732	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,208,732	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,240,624	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,221,858	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,180,156	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,042,319	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,098,774	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,135,365	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,168,609	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,206,475	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,215,942	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,197,380	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,182,466	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,287,929	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,342,711	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,365,396	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,401,043	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,424,949	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,462,799	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,499,536	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,509,732	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,516,569	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,526,824	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,500,973	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,525,656	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,493,921	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,547,762	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,523,578	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,500,603	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,513,534	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,458,474	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,458,474	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,357,864	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,412,278	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,382,598	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,273,605	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,315,892	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,388,030	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,366,321	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,438,915	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,394,840	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,407,987	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,418,416	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,384,521	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,419,073	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,450,462	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,421,689	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,385,687	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,355,333	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,419,999	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,479,534	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,475,513	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,480,874	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,507,188	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,470,691	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,503,133	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,506,034	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,542,933	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,562,066	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,592,378	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,542,399	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,578,495	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,536,699	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,563,609	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,587,687	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,586,150	$1,212,017	$1,318,822	$2,175,233

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.24%	8.76%	4.72%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026557
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class C
Trading Symbol	PASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,260	$9,944	$10,087	$10,051
5/31/15	$10,121	$9,903	$10,039	$10,123
6/30/15	$9,942	$9,780	$9,985	$10,192
7/31/15	$9,785	$9,877	$9,976	$10,249
8/31/15	$9,360	$9,851	$9,924	$10,290
9/30/15	$9,055	$9,909	$9,899	$10,310
10/31/15	$9,352	$9,941	$9,902	$10,362
11/30/15	$9,178	$9,946	$9,888	$10,416
12/31/15	$9,023	$9,919	$9,830	$10,447
1/31/16	$8,890	$10,064	$9,956	$10,486
2/29/16	$8,872	$10,161	$10,039	$10,515
3/31/16	$9,468	$10,244	$10,184	$10,589
4/30/16	$9,743	$10,262	$10,211	$10,671
5/31/16	$9,512	$10,305	$10,152	$10,739
6/30/16	$9,820	$10,501	$10,318	$10,811
7/31/16	$10,034	$10,564	$10,351	$10,850
8/31/16	$10,069	$10,559	$10,299	$10,914
9/30/16	$10,167	$10,557	$10,377	$10,986
10/31/16	$10,185	$10,455	$10,365	$11,055
11/30/16	$9,935	$10,282	$10,213	$11,112
12/31/16	$10,105	$10,311	$10,224	$11,184
1/31/17	$10,323	$10,273	$10,300	$11,273
2/28/17	$10,505	$10,361	$10,325	$11,336
3/31/17	$10,586	$10,356	$10,332	$11,377
4/30/17	$10,623	$10,426	$10,378	$11,437
5/31/17	$10,750	$10,487	$10,373	$11,475
6/30/17	$10,749	$10,458	$10,291	$11,529
7/31/17	$10,959	$10,492	$10,342	$11,580
8/31/17	$11,087	$10,588	$10,414	$11,670
9/30/17	$11,073	$10,539	$10,363	$11,774
10/31/17	$11,138	$10,583	$10,380	$11,831
11/30/17	$11,184	$10,600	$10,369	$11,909
12/31/17	$11,384	$10,624	$10,418	$11,982
1/31/18	$11,647	$10,548	$10,340	$12,079
2/28/18	$11,346	$10,524	$10,292	$12,159
3/31/18	$11,375	$10,611	$10,377	$12,211
4/30/18	$11,375	$10,572	$10,363	$12,291
5/31/18	$11,215	$10,611	$10,411	$12,368
6/30/18	$11,080	$10,631	$10,440	$12,429
7/31/18	$11,194	$10,634	$10,400	$12,489
8/31/18	$11,023	$10,667	$10,470	$12,562
9/30/18	$11,075	$10,626	$10,397	$12,638
10/31/18	$10,722	$10,605	$10,316	$12,717
11/30/18	$10,808	$10,657	$10,349	$12,760
12/31/18	$10,677	$10,811	$10,392	$12,820
1/31/19	$11,147	$10,925	$10,508	$12,863
2/28/19	$11,167	$10,938	$10,518	$12,952
3/31/19	$11,224	$11,134	$10,658	$13,052
4/30/19	$11,283	$11,141	$10,704	$13,152
5/31/19	$11,155	$11,301	$10,821	$13,209
6/30/19	$11,490	$11,460	$10,928	$13,259
7/31/19	$11,431	$11,550	$10,945	$13,342
8/31/19	$11,274	$11,812	$11,086	$13,408
9/30/19	$11,394	$11,757	$10,994	$13,482
10/31/19	$11,552	$11,737	$11,025	$13,573
11/30/19	$11,542	$11,723	$11,027	$13,665
12/31/19	$11,844	$11,699	$11,104	$13,759
1/31/20	$11,654	$11,910	$11,248	$13,840
2/29/20	$11,244	$12,056	$11,345	$13,903
3/31/20	$9,918	$11,868	$11,138	$13,899
4/30/20	$10,448	$12,060	$11,364	$13,850
5/31/20	$10,789	$12,095	$11,435	$13,895
6/30/20	$11,099	$12,155	$11,556	$14,017
7/31/20	$11,450	$12,288	$11,722	$14,142
8/31/20	$11,531	$12,199	$11,888	$14,250
9/30/20	$11,343	$12,243	$11,846	$14,344
10/31/20	$11,190	$12,244	$11,797	$14,419
11/30/20	$12,185	$12,314	$11,888	$14,509
12/31/20	$12,682	$12,352	$12,035	$14,629
1/31/21	$12,897	$12,286	$12,110	$14,720
2/28/21	$13,216	$12,095	$12,023	$14,830
3/31/21	$13,430	$12,047	$12,042	$14,959
4/30/21	$13,777	$12,078	$12,196	$15,116
5/31/21	$14,115	$12,105	$12,309	$15,275
6/30/21	$14,200	$12,164	$12,320	$15,463
7/31/21	$14,253	$12,316	$12,603	$15,594
8/31/21	$14,340	$12,291	$12,580	$15,701
9/30/21	$14,083	$12,175	$12,527	$15,831
10/31/21	$14,304	$12,143	$12,629	$16,038
11/30/21	$13,994	$12,230	$12,659	$16,231
12/31/21	$14,486	$12,180	$12,720	$16,407
1/31/22	$14,247	$11,989	$12,565	$16,571
2/28/22	$14,031	$11,829	$12,687	$16,750
3/31/22	$14,122	$11,574	$12,498	$16,984
4/30/22	$13,605	$11,263	$12,381	$17,117
5/31/22	$13,605	$11,248	$12,376	$17,341
6/30/22	$12,650	$11,077	$12,070	$17,627
7/31/22	$13,137	$11,359	$12,505	$17,692
8/31/22	$12,859	$11,063	$12,207	$17,776
9/30/22	$11,843	$10,707	$11,595	$17,921
10/31/22	$12,216	$10,671	$11,722	$18,084
11/30/22	$12,879	$10,943	$11,866	$18,200
12/31/22	$12,669	$10,814	$11,786	$18,279
1/31/23	$13,322	$11,063	$11,943	$18,451
2/28/23	$12,911	$10,886	$11,802	$18,586
3/31/23	$13,021	$11,128	$12,132	$18,671
4/30/23	$13,106	$11,185	$12,156	$18,819
5/31/23	$12,778	$11,141	$12,018	$18,924
6/30/23	$13,089	$11,134	$11,960	$19,048
7/31/23	$13,381	$11,138	$12,014	$19,156
8/31/23	$13,101	$11,124	$11,961	$19,326
9/30/23	$12,760	$10,932	$11,839	$19,479
10/31/23	$12,466	$10,854	$11,825	$19,575
11/30/23	$13,053	$11,228	$12,050	$19,681
12/31/23	$13,589	$11,586	$12,300	$19,801
1/31/24	$13,540	$11,564	$12,345	$19,947
2/29/24	$13,577	$11,484	$12,234	$20,104
3/31/24	$13,804	$11,588	$12,332	$20,253
4/30/24	$13,467	$11,401	$12,206	$20,391
5/31/24	$13,742	$11,502	$12,375	$20,483
6/30/24	$13,766	$11,602	$12,470	$20,566
7/31/24	$14,093	$11,826	$12,655	$20,677
8/31/24	$14,257	$11,956	$12,743	$20,797
9/30/24	$14,512	$12,094	$12,906	$20,927
10/31/24	$14,053	$11,931	$12,736	$21,057
11/30/24	$14,372	$12,072	$12,793	$21,199
12/31/24	$13,971	$11,980	$12,680	$21,360
1/31/25	$14,204	$12,026	$12,833	$21,542
2/28/25	$14,425	$12,171	$13,055	$21,675
3/31/25	$14,394	$12,120	$13,188	$21,752

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.27%	7.73%	3.71%
Class C (including sales charge)	3.28%	7.73%	3.71%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000200442
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-3
Trading Symbol	PAANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,027,508	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,426	$990,287	$1,003,941	$1,012,344
6/30/15	$997,242	$978,046	$998,542	$1,019,177
7/31/15	$983,205	$987,733	$997,635	$1,024,885
8/31/15	$940,486	$985,063	$992,419	$1,029,049
9/30/15	$911,415	$990,905	$989,912	$1,031,035
10/31/15	$941,967	$994,119	$990,197	$1,036,183
11/30/15	$925,204	$994,576	$988,825	$1,041,569
12/31/15	$910,722	$991,885	$982,977	$1,044,745
1/31/16	$898,109	$1,006,395	$995,634	$1,048,551
2/29/16	$897,110	$1,016,068	$1,003,929	$1,051,485
3/31/16	$957,722	$1,024,433	$1,018,389	$1,058,916
4/30/16	$986,299	$1,026,173	$1,021,088	$1,067,105
5/31/16	$964,657	$1,030,510	$1,015,217	$1,073,880
6/30/16	$996,258	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,018,649	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,023,022	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,034,307	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,036,890	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,012,336	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,030,656	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,053,631	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,072,918	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,082,623	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,087,120	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,100,870	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,102,400	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,124,680	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,138,548	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,137,790	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,146,156	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,151,688	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,173,009	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,200,855	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,171,760	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,175,761	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,176,599	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,162,073	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,148,748	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,161,436	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,144,844	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,151,678	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,116,211	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,125,078	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,113,465	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,163,201	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,165,231	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,172,884	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,179,003	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,167,785	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,203,505	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,198,384	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,183,020	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,195,888	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,214,477	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,214,477	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,247,699	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,228,858	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,185,942	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,047,906	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,104,606	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,141,356	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,174,946	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,212,984	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,223,550	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,204,221	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,189,235	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,296,277	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,349,767	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,373,657	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,409,491	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,432,727	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,471,903	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,508,841	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,519,730	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,527,753	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,538,068	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,511,947	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,536,772	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,504,854	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,559,508	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,535,179	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,512,066	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,524,216	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,470,044	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,470,044	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,369,042	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,423,804	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,393,934	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,284,495	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,327,061	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,399,674	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,378,351	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,451,445	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,407,066	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,420,600	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,431,103	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,396,967	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,432,101	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,465,038	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,434,736	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,398,881	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,368,297	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,433,454	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,493,930	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,489,878	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,495,281	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,522,358	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,485,560	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,518,269	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,521,502	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,558,713	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,578,007	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,608,930	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,558,520	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,596,328	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,554,231	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,581,373	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,605,658	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,604,371	$1,212,017	$1,318,822	$2,175,233

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.39%	8.89%	4.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026553
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Institutional Class
Trading Symbol	PAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,027,634	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,680	$990,287	$1,003,941	$1,012,344
6/30/15	$997,616	$978,046	$998,542	$1,019,177
7/31/15	$983,700	$987,733	$997,635	$1,024,885
8/31/15	$941,082	$985,063	$992,419	$1,029,049
9/30/15	$912,106	$990,905	$989,912	$1,031,035
10/31/15	$942,802	$994,119	$990,197	$1,036,183
11/30/15	$926,138	$994,576	$988,825	$1,041,569
12/31/15	$911,758	$991,885	$982,977	$1,044,745
1/31/16	$899,244	$1,006,395	$995,634	$1,048,551
2/29/16	$898,350	$1,016,068	$1,003,929	$1,051,485
3/31/16	$959,164	$1,024,433	$1,018,389	$1,058,916
4/30/16	$987,903	$1,026,173	$1,021,088	$1,067,105
5/31/16	$966,349	$1,030,510	$1,015,217	$1,073,880
6/30/16	$998,127	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,020,688	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,025,201	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,036,636	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,039,357	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,014,869	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,033,365	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,056,535	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,075,997	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,085,868	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,090,512	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,104,445	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,106,116	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,128,613	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,142,674	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,142,054	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,150,599	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,156,295	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,177,849	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,205,962	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,176,880	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,181,047	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,182,022	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,166,430	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,153,061	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,166,811	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,150,114	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,157,131	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,121,435	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,131,350	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,119,205	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,169,288	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,172,354	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,179,478	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,186,670	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,174,341	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,211,089	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,205,922	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,191,456	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,203,854	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,221,573	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,222,615	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,255,868	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,236,839	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,194,554	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,054,345	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,112,684	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,149,809	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,184,043	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,222,479	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,233,156	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,213,998	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,198,850	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,307,050	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,361,504	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,385,660	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,420,796	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,445,818	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,484,313	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,522,808	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,533,931	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,540,887	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,551,322	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,524,844	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,551,176	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,517,663	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,573,634	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,548,988	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,526,807	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,539,636	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,483,491	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,484,738	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,382,765	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,438,278	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,407,998	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,297,610	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,340,779	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,414,421	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,392,134	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,466,311	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,422,600	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,436,761	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,447,423	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,412,770	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,447,425	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,480,868	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,451,438	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,415,513	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,384,447	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,450,631	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,511,361	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,508,616	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,514,107	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,540,525	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,504,505	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,537,754	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,541,512	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,579,349	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,598,968	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,629,629	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,579,771	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,616,809	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,573,669	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,601,303	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,627,482	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,626,751	$1,212,017	$1,318,822	$2,175,233

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.60%	9.06%	4.99%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000064139
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-2
Trading Symbol	PALPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,028,448	$994,409	$1,008,663	$1,005,066
5/31/15	$1,014,655	$990,287	$1,003,941	$1,012,344
6/30/15	$998,276	$978,046	$998,542	$1,019,177
7/31/15	$983,519	$987,733	$997,635	$1,024,885
8/31/15	$940,984	$985,063	$992,419	$1,029,049
9/30/15	$911,789	$990,905	$989,912	$1,031,035
10/31/15	$942,415	$994,119	$990,197	$1,036,183
11/30/15	$924,915	$994,576	$988,825	$1,041,569
12/31/15	$911,057	$991,885	$982,977	$1,044,745
1/31/16	$898,577	$1,006,395	$995,634	$1,048,551
2/29/16	$897,685	$1,016,068	$1,003,929	$1,051,485
3/31/16	$958,116	$1,024,433	$1,018,389	$1,058,916
4/30/16	$986,770	$1,026,173	$1,021,088	$1,067,105
5/31/16	$965,279	$1,030,510	$1,015,217	$1,073,880
6/30/16	$996,768	$1,050,127	$1,031,789	$1,081,136
7/31/16	$1,019,258	$1,056,401	$1,035,102	$1,085,029
8/31/16	$1,023,756	$1,055,863	$1,029,862	$1,091,361
9/30/16	$1,034,904	$1,055,737	$1,037,715	$1,098,554
10/31/16	$1,037,615	$1,045,500	$1,036,484	$1,105,461
11/30/16	$1,013,212	$1,028,232	$1,021,294	$1,111,191
12/31/16	$1,032,257	$1,031,050	$1,022,416	$1,118,408
1/31/17	$1,055,339	$1,027,295	$1,029,998	$1,127,301
2/28/17	$1,073,805	$1,036,089	$1,032,518	$1,133,610
3/31/17	$1,084,368	$1,035,611	$1,033,194	$1,137,712
4/30/17	$1,088,994	$1,042,634	$1,037,798	$1,143,683
5/31/17	$1,102,872	$1,048,720	$1,037,285	$1,147,508
6/30/17	$1,103,414	$1,045,784	$1,029,062	$1,152,929
7/31/17	$1,126,752	$1,049,222	$1,034,243	$1,157,999
8/31/17	$1,140,755	$1,058,784	$1,041,375	$1,166,972
9/30/17	$1,139,853	$1,053,896	$1,036,305	$1,177,436
10/31/17	$1,147,414	$1,058,341	$1,037,986	$1,183,073
11/30/17	$1,154,030	$1,059,981	$1,036,855	$1,190,892
12/31/17	$1,175,191	$1,062,350	$1,041,794	$1,198,150
1/31/18	$1,203,172	$1,054,766	$1,033,952	$1,207,918
2/28/18	$1,173,261	$1,052,388	$1,029,233	$1,215,949
3/31/18	$1,177,164	$1,061,113	$1,037,652	$1,221,117
4/30/18	$1,178,134	$1,057,165	$1,036,263	$1,229,127
5/31/18	$1,163,589	$1,061,115	$1,041,068	$1,236,807
6/30/18	$1,150,072	$1,063,093	$1,044,029	$1,242,945
7/31/18	$1,162,775	$1,063,384	$1,039,969	$1,248,949
8/31/18	$1,146,164	$1,066,652	$1,046,967	$1,256,163
9/30/18	$1,152,834	$1,062,572	$1,039,687	$1,263,767
10/31/18	$1,117,332	$1,060,496	$1,031,628	$1,271,709
11/30/18	$1,127,194	$1,065,684	$1,034,943	$1,276,009
12/31/18	$1,114,699	$1,081,078	$1,039,154	$1,282,049
1/31/19	$1,164,490	$1,092,528	$1,050,796	$1,286,283
2/28/19	$1,167,538	$1,093,841	$1,051,827	$1,295,216
3/31/19	$1,174,369	$1,113,432	$1,065,826	$1,305,169
4/30/19	$1,181,518	$1,114,096	$1,070,443	$1,315,173
5/31/19	$1,170,285	$1,130,127	$1,082,091	$1,320,859
6/30/19	$1,206,588	$1,145,973	$1,092,832	$1,325,864
7/31/19	$1,200,427	$1,154,991	$1,094,509	$1,334,207
8/31/19	$1,186,050	$1,181,184	$1,108,568	$1,340,799
9/30/19	$1,199,112	$1,175,711	$1,099,430	$1,348,243
10/31/19	$1,216,716	$1,173,681	$1,102,508	$1,357,346
11/30/19	$1,216,716	$1,172,304	$1,102,680	$1,366,507
12/31/19	$1,249,366	$1,169,901	$1,110,382	$1,375,889
1/31/20	$1,230,468	$1,191,013	$1,124,778	$1,384,037
2/29/20	$1,188,473	$1,205,590	$1,134,508	$1,390,301
3/31/20	$1,050,039	$1,186,827	$1,113,795	$1,389,927
4/30/20	$1,106,911	$1,206,040	$1,136,415	$1,385,049
5/31/20	$1,143,773	$1,209,459	$1,143,471	$1,389,520
6/30/20	$1,177,555	$1,215,495	$1,155,646	$1,401,659
7/31/20	$1,216,771	$1,228,777	$1,172,178	$1,414,217
8/31/20	$1,226,311	$1,219,873	$1,188,793	$1,425,015
9/30/20	$1,206,981	$1,224,329	$1,184,623	$1,434,410
10/31/20	$1,191,947	$1,224,418	$1,179,725	$1,441,914
11/30/20	$1,299,330	$1,231,405	$1,188,777	$1,450,899
12/31/20	$1,354,068	$1,235,188	$1,203,549	$1,462,851
1/31/21	$1,376,945	$1,228,563	$1,210,992	$1,471,997
2/28/21	$1,412,893	$1,209,452	$1,202,273	$1,483,000
3/31/21	$1,437,441	$1,204,687	$1,204,235	$1,495,890
4/30/21	$1,475,623	$1,207,836	$1,219,577	$1,511,606
5/31/21	$1,513,805	$1,210,532	$1,230,941	$1,527,450
6/30/21	$1,524,599	$1,216,436	$1,231,965	$1,546,274
7/31/21	$1,531,498	$1,231,555	$1,260,300	$1,559,445
8/31/21	$1,541,846	$1,229,087	$1,257,953	$1,570,101
9/30/21	$1,515,227	$1,217,483	$1,252,697	$1,583,065
10/31/21	$1,541,331	$1,214,299	$1,262,858	$1,603,792
11/30/21	$1,508,108	$1,222,961	$1,265,883	$1,623,056
12/31/21	$1,563,177	$1,218,001	$1,271,972	$1,640,726
1/31/22	$1,538,752	$1,198,865	$1,256,540	$1,657,146
2/28/22	$1,516,770	$1,182,918	$1,268,725	$1,675,037
3/31/22	$1,529,152	$1,157,419	$1,249,778	$1,698,446
4/30/22	$1,473,524	$1,126,312	$1,238,099	$1,711,669
5/31/22	$1,474,760	$1,124,762	$1,237,564	$1,734,115
6/30/22	$1,372,240	$1,107,692	$1,207,002	$1,762,741
7/31/22	$1,427,230	$1,135,906	$1,250,484	$1,769,156
8/31/22	$1,398,485	$1,106,252	$1,220,658	$1,777,609
9/30/22	$1,288,828	$1,070,739	$1,159,487	$1,792,121
10/31/22	$1,330,322	$1,067,074	$1,172,172	$1,808,391
11/30/22	$1,403,251	$1,094,267	$1,186,583	$1,819,955
12/31/22	$1,381,944	$1,081,352	$1,178,558	$1,827,946
1/31/23	$1,455,368	$1,106,259	$1,194,334	$1,845,072
2/28/23	$1,412,100	$1,088,614	$1,180,163	$1,858,581
3/31/23	$1,425,842	$1,112,753	$1,213,222	$1,867,124
4/30/23	$1,435,075	$1,118,482	$1,215,572	$1,881,928
5/31/23	$1,400,781	$1,114,079	$1,201,780	$1,892,358
6/30/23	$1,436,136	$1,113,414	$1,195,961	$1,904,805
7/31/23	$1,469,226	$1,113,774	$1,201,417	$1,915,648
8/31/23	$1,440,107	$1,112,375	$1,196,083	$1,932,593
9/30/23	$1,402,881	$1,093,192	$1,183,945	$1,947,947
10/31/23	$1,373,487	$1,085,430	$1,182,506	$1,957,521
11/30/23	$1,438,955	$1,122,750	$1,204,998	$1,968,097
12/31/23	$1,498,548	$1,158,631	$1,229,994	$1,980,072
1/31/24	$1,495,834	$1,156,360	$1,234,538	$1,994,669
2/29/24	$1,499,906	$1,148,426	$1,223,429	$2,010,361
3/31/24	$1,527,064	$1,158,782	$1,233,209	$2,025,251
4/30/24	$1,490,085	$1,140,124	$1,220,603	$2,039,145
5/31/24	$1,522,955	$1,150,213	$1,237,520	$2,048,267
6/30/24	$1,527,717	$1,160,193	$1,246,962	$2,056,620
7/31/24	$1,565,114	$1,182,607	$1,265,508	$2,067,721
8/31/24	$1,584,505	$1,195,560	$1,274,253	$2,079,681
9/30/24	$1,614,402	$1,209,433	$1,290,626	$2,092,729
10/31/24	$1,563,732	$1,193,067	$1,273,591	$2,105,733
11/30/24	$1,601,735	$1,207,238	$1,279,332	$2,119,919
12/31/24	$1,558,635	$1,197,974	$1,268,038	$2,135,950
1/31/25	$1,585,929	$1,202,615	$1,283,335	$2,154,231
2/28/25	$1,611,787	$1,217,096	$1,305,537	$2,167,456
3/31/25	$1,610,712	$1,212,017	$1,318,822	$2,175,233

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.48%	8.93%	4.88%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000031163
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class R
Trading Symbol	PATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in real estate investment trusts and master limited partnerships, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in short-term bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in select liquid alternatives, through exposure to certain UPFs, detracted from performance, as these exposures posted negative returns.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,269	$9,944	$10,087	$10,051
5/31/15	$10,130	$9,903	$10,039	$10,123
6/30/15	$9,961	$9,780	$9,985	$10,192
7/31/15	$9,813	$9,877	$9,976	$10,249
8/31/15	$9,386	$9,851	$9,924	$10,290
9/30/15	$9,085	$9,909	$9,899	$10,310
10/31/15	$9,384	$9,941	$9,902	$10,362
11/30/15	$9,208	$9,946	$9,888	$10,416
12/31/15	$9,061	$9,919	$9,830	$10,447
1/31/16	$8,936	$10,064	$9,956	$10,486
2/29/16	$8,918	$10,161	$10,039	$10,515
3/31/16	$9,519	$10,244	$10,184	$10,589
4/30/16	$9,796	$10,262	$10,211	$10,671
5/31/16	$9,573	$10,305	$10,152	$10,739
6/30/16	$9,884	$10,501	$10,318	$10,811
7/31/16	$10,108	$10,564	$10,351	$10,850
8/31/16	$10,144	$10,559	$10,299	$10,914
9/30/16	$10,248	$10,557	$10,377	$10,986
10/31/16	$10,266	$10,455	$10,365	$11,055
11/30/16	$10,022	$10,282	$10,213	$11,112
12/31/16	$10,201	$10,311	$10,224	$11,184
1/31/17	$10,422	$10,273	$10,300	$11,273
2/28/17	$10,605	$10,361	$10,325	$11,336
3/31/17	$10,698	$10,356	$10,332	$11,377
4/30/17	$10,744	$10,426	$10,378	$11,437
5/31/17	$10,873	$10,487	$10,373	$11,475
6/30/17	$10,875	$10,458	$10,291	$11,529
7/31/17	$11,097	$10,492	$10,342	$11,580
8/31/17	$11,227	$10,588	$10,414	$11,670
9/30/17	$11,219	$10,539	$10,363	$11,774
10/31/17	$11,284	$10,583	$10,380	$11,831
11/30/17	$11,340	$10,600	$10,369	$11,909
12/31/17	$11,540	$10,624	$10,418	$11,982
1/31/18	$11,817	$10,548	$10,340	$12,079
2/28/18	$11,521	$10,524	$10,292	$12,159
3/31/18	$11,554	$10,611	$10,377	$12,211
4/30/18	$11,554	$10,572	$10,363	$12,291
5/31/18	$11,401	$10,611	$10,411	$12,368
6/30/18	$11,264	$10,631	$10,440	$12,429
7/31/18	$11,390	$10,634	$10,400	$12,489
8/31/18	$11,216	$10,667	$10,470	$12,562
9/30/18	$11,274	$10,626	$10,397	$12,638
10/31/18	$10,924	$10,605	$10,316	$12,717
11/30/18	$11,012	$10,657	$10,349	$12,760
12/31/18	$10,888	$10,811	$10,392	$12,820
1/31/19	$11,368	$10,925	$10,508	$12,863
2/28/19	$11,388	$10,938	$10,518	$12,952
3/31/19	$11,460	$11,134	$10,658	$13,052
4/30/19	$11,520	$11,141	$10,704	$13,152
5/31/19	$11,399	$11,301	$10,821	$13,209
6/30/19	$11,744	$11,460	$10,928	$13,259
7/31/19	$11,683	$11,550	$10,945	$13,342
8/31/19	$11,542	$11,812	$11,086	$13,408
9/30/19	$11,652	$11,757	$10,994	$13,482
10/31/19	$11,825	$11,737	$11,025	$13,573
11/30/19	$11,815	$11,723	$11,027	$13,665
12/31/19	$12,133	$11,699	$11,104	$13,759
1/31/20	$11,949	$11,910	$11,248	$13,840
2/29/20	$11,527	$12,056	$11,345	$13,903
3/31/20	$10,179	$11,868	$11,138	$13,899
4/30/20	$10,724	$12,060	$11,364	$13,850
5/31/20	$11,074	$12,095	$11,435	$13,895
6/30/20	$11,403	$12,155	$11,556	$14,017
7/31/20	$11,765	$12,288	$11,722	$14,142
8/31/20	$11,858	$12,199	$11,888	$14,250
9/30/20	$11,673	$12,243	$11,846	$14,344
10/31/20	$11,516	$12,244	$11,797	$14,419
11/30/20	$12,542	$12,314	$11,888	$14,509
12/31/20	$13,064	$12,352	$12,035	$14,629
1/31/21	$13,287	$12,286	$12,110	$14,720
2/28/21	$13,626	$12,095	$12,023	$14,830
3/31/21	$13,848	$12,047	$12,042	$14,959
4/30/21	$14,208	$12,078	$12,196	$15,116
5/31/21	$14,569	$12,105	$12,309	$15,275
6/30/21	$14,670	$12,164	$12,320	$15,463
7/31/21	$14,726	$12,316	$12,603	$15,594
8/31/21	$14,826	$12,291	$12,580	$15,701
9/30/21	$14,556	$12,175	$12,527	$15,831
10/31/21	$14,798	$12,143	$12,629	$16,038
11/30/21	$14,476	$12,230	$12,659	$16,231
12/31/21	$14,997	$12,180	$12,720	$16,407
1/31/22	$14,760	$11,989	$12,565	$16,571
2/28/22	$14,535	$11,829	$12,687	$16,750
3/31/22	$14,647	$11,574	$12,498	$16,984
4/30/22	$14,108	$11,263	$12,381	$17,117
5/31/22	$14,108	$11,248	$12,376	$17,341
6/30/22	$13,126	$11,077	$12,070	$17,627
7/31/22	$13,646	$11,359	$12,505	$17,692
8/31/22	$13,356	$11,063	$12,207	$17,776
9/30/22	$12,300	$10,707	$11,595	$17,921
10/31/22	$12,701	$10,671	$11,722	$18,084
11/30/22	$13,393	$10,943	$11,866	$18,200
12/31/22	$13,174	$10,814	$11,786	$18,279
1/31/23	$13,869	$11,063	$11,943	$18,451
2/28/23	$13,452	$10,886	$11,802	$18,586
3/31/23	$13,569	$11,128	$12,132	$18,671
4/30/23	$13,658	$11,185	$12,156	$18,819
5/31/23	$13,327	$11,141	$12,018	$18,924
6/30/23	$13,653	$11,134	$11,960	$19,048
7/31/23	$13,959	$11,138	$12,014	$19,156
8/31/23	$13,678	$11,124	$11,961	$19,326
9/30/23	$13,326	$10,932	$11,839	$19,479
10/31/23	$13,030	$10,854	$11,825	$19,575
11/30/23	$13,647	$11,228	$12,050	$19,681
12/31/23	$14,208	$11,586	$12,300	$19,801
1/31/24	$14,169	$11,564	$12,345	$19,947
2/29/24	$14,208	$11,484	$12,234	$20,104
3/31/24	$14,450	$11,588	$12,332	$20,253
4/30/24	$14,096	$11,401	$12,206	$20,391
5/31/24	$14,397	$11,502	$12,375	$20,483
6/30/24	$14,426	$11,602	$12,470	$20,566
7/31/24	$14,783	$11,826	$12,655	$20,677
8/31/24	$14,956	$11,956	$12,743	$20,797
9/30/24	$15,232	$12,094	$12,906	$20,927
10/31/24	$14,748	$11,931	$12,736	$21,057
11/30/24	$15,098	$12,072	$12,793	$21,199
12/31/24	$14,686	$11,980	$12,680	$21,360
1/31/25	$14,947	$12,026	$12,833	$21,542
2/28/25	$15,166	$12,171	$13,055	$21,675
3/31/25	$15,151	$12,120	$13,188	$21,752

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	4.85%	8.28%	4.24%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Bloomberg U.S. TIPS: 1-10 Year Index	6.94%	3.44%	2.81%
Consumer Price Index + 500 Basis Points	7.41%	9.37%	8.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,186,113,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,799,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,186,113
# of Portfolio Holdings	28
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$11,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	18.4%
PIMCO All Asset: Multi-Real Fund	16.0%
PIMCO Low Duration Fund	11.5%
PIMCO Total Return Fund	7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	4.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.6%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026600
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,733	$9,948	$9,970
5/31/15	$9,700	$9,920	$9,938
6/30/15	$9,698	$9,911	$9,941
7/31/15	$9,747	$9,983	$10,002
8/31/15	$9,774	$10,002	$10,026
9/30/15	$9,832	$10,075	$10,109
10/31/15	$9,870	$10,115	$10,154
11/30/15	$9,908	$10,155	$10,168
12/31/15	$9,960	$10,226	$10,220
1/31/16	$10,077	$10,348	$10,352
2/29/16	$10,096	$10,365	$10,381
3/31/16	$10,103	$10,398	$10,369
4/30/16	$10,152	$10,474	$10,436
5/31/16	$10,160	$10,502	$10,426
6/30/16	$10,289	$10,669	$10,544
7/31/16	$10,295	$10,676	$10,568
8/31/16	$10,302	$10,690	$10,568
9/30/16	$10,280	$10,637	$10,529
10/31/16	$10,213	$10,525	$10,441
11/30/16	$9,821	$10,133	$10,050
12/31/16	$9,882	$10,252	$10,145
1/31/17	$9,951	$10,319	$10,244
2/28/17	$10,012	$10,391	$10,310
3/31/17	$10,032	$10,414	$10,328
4/30/17	$10,102	$10,489	$10,415
5/31/17	$10,213	$10,656	$10,568
6/30/17	$10,171	$10,617	$10,525
7/31/17	$10,240	$10,703	$10,622
8/31/17	$10,332	$10,785	$10,672
9/30/17	$10,289	$10,730	$10,604
10/31/17	$10,307	$10,756	$10,615
11/30/17	$10,231	$10,699	$10,499
12/31/17	$10,302	$10,810	$10,591
1/31/18	$10,224	$10,683	$10,500
2/28/18	$10,181	$10,651	$10,452
3/31/18	$10,200	$10,691	$10,478
4/30/18	$10,166	$10,652	$10,440
5/31/18	$10,259	$10,774	$10,569
6/30/18	$10,269	$10,784	$10,588
7/31/18	$10,287	$10,810	$10,627
8/31/18	$10,309	$10,837	$10,648
9/30/18	$10,252	$10,767	$10,583
10/31/18	$10,197	$10,701	$10,529
11/30/18	$10,271	$10,819	$10,640
12/31/18	$10,376	$10,949	$10,770
1/31/19	$10,459	$11,032	$10,880
2/28/19	$10,512	$11,091	$10,928
3/31/19	$10,629	$11,266	$11,044
4/30/19	$10,659	$11,308	$11,051
5/31/19	$10,798	$11,464	$11,202
6/30/19	$10,837	$11,507	$11,247
7/31/19	$10,920	$11,599	$11,349
8/31/19	$11,037	$11,782	$11,457
9/30/19	$10,945	$11,688	$11,350
10/31/19	$10,961	$11,709	$11,384
11/30/19	$10,968	$11,738	$11,411
12/31/19	$10,995	$11,774	$11,444
1/31/20	$11,154	$11,986	$11,621
2/29/20	$11,269	$12,140	$11,711
3/31/20	$10,866	$11,700	$11,391
4/30/20	$10,751	$11,553	$11,347
5/31/20	$11,044	$11,920	$11,716
6/30/20	$11,149	$12,019	$11,751
7/31/20	$11,288	$12,221	$11,922
8/31/20	$11,259	$12,164	$11,881
9/30/20	$11,254	$12,166	$11,880
10/31/20	$11,227	$12,130	$11,852
11/30/20	$11,365	$12,313	$11,971
12/31/20	$11,416	$12,388	$12,007
1/31/21	$11,476	$12,467	$12,044
2/28/21	$11,303	$12,269	$11,841
3/31/21	$11,339	$12,344	$11,898
4/30/21	$11,410	$12,448	$11,972
5/31/21	$11,431	$12,485	$11,972
6/30/21	$11,443	$12,519	$11,977
7/31/21	$11,522	$12,623	$12,074
8/31/21	$11,487	$12,577	$12,056
9/30/21	$11,395	$12,486	$11,966
10/31/21	$11,360	$12,449	$11,924
11/30/21	$11,427	$12,555	$11,981
12/31/21	$11,431	$12,576	$12,010
1/31/22	$11,147	$12,231	$11,656
2/28/22	$11,081	$12,188	$11,622
3/31/22	$10,775	$11,793	$11,286
4/30/22	$10,507	$11,466	$11,029
5/31/22	$10,590	$11,637	$11,223
6/30/22	$10,482	$11,446	$11,158
7/31/22	$10,717	$11,749	$11,443
8/31/22	$10,564	$11,491	$11,246
9/30/22	$10,298	$11,050	$10,877
10/31/22	$10,248	$10,958	$10,838
11/30/22	$10,591	$11,471	$11,227
12/31/22	$10,627	$11,504	$11,301
1/31/23	$10,855	$11,834	$11,571
2/28/23	$10,658	$11,566	$11,324
3/31/23	$10,845	$11,823	$11,554
4/30/23	$10,832	$11,796	$11,505
5/31/23	$10,750	$11,694	$11,380
6/30/23	$10,811	$11,811	$11,471
7/31/23	$10,834	$11,858	$11,511
8/31/23	$10,764	$11,687	$11,396
9/30/23	$10,554	$11,344	$11,139
10/31/23	$10,472	$11,248	$11,074
11/30/23	$10,968	$11,962	$11,613
12/31/23	$11,207	$12,240	$11,859
1/31/24	$11,195	$12,177	$11,817
2/29/24	$11,209	$12,193	$11,813
3/31/24	$11,238	$12,193	$11,790
4/30/24	$11,123	$12,042	$11,642
5/31/24	$11,116	$12,006	$11,517
6/30/24	$11,240	$12,190	$11,659
7/31/24	$11,331	$12,301	$11,776
8/31/24	$11,424	$12,398	$11,935
9/30/24	$11,525	$12,521	$12,045
10/31/24	$11,384	$12,338	$11,875
11/30/24	$11,522	$12,552	$12,012
12/31/24	$11,392	$12,369	$11,883
1/31/25	$11,421	$12,431	$11,929
2/28/25	$11,560	$12,554	$12,078
3/31/25	$11,404	$12,341	$11,928

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.47%	0.97%	1.55%
Class A (including sales charge)	(0.81%)	0.51%	1.32%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,873,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 423,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000080406
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.53%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,951	$9,948	$9,970
5/31/15	$9,911	$9,920	$9,938
6/30/15	$9,903	$9,911	$9,941
7/31/15	$9,946	$9,983	$10,002
8/31/15	$9,968	$10,002	$10,026
9/30/15	$10,021	$10,075	$10,109
10/31/15	$10,053	$10,115	$10,154
11/30/15	$10,086	$10,155	$10,168
12/31/15	$10,132	$10,226	$10,220
1/31/16	$10,244	$10,348	$10,352
2/29/16	$10,258	$10,365	$10,381
3/31/16	$10,259	$10,398	$10,369
4/30/16	$10,302	$10,474	$10,436
5/31/16	$10,303	$10,502	$10,426
6/30/16	$10,428	$10,669	$10,544
7/31/16	$10,428	$10,676	$10,568
8/31/16	$10,428	$10,690	$10,568
9/30/16	$10,399	$10,637	$10,529
10/31/16	$10,325	$10,525	$10,441
11/30/16	$9,922	$10,133	$10,050
12/31/16	$9,977	$10,252	$10,145
1/31/17	$10,041	$10,319	$10,244
2/28/17	$10,097	$10,391	$10,310
3/31/17	$10,110	$10,414	$10,328
4/30/17	$10,174	$10,489	$10,415
5/31/17	$10,280	$10,656	$10,568
6/30/17	$10,231	$10,617	$10,525
7/31/17	$10,295	$10,703	$10,622
8/31/17	$10,380	$10,785	$10,672
9/30/17	$10,330	$10,730	$10,604
10/31/17	$10,342	$10,756	$10,615
11/30/17	$10,260	$10,699	$10,499
12/31/17	$10,324	$10,810	$10,591
1/31/18	$10,240	$10,683	$10,500
2/28/18	$10,191	$10,651	$10,452
3/31/18	$10,203	$10,691	$10,478
4/30/18	$10,163	$10,652	$10,440
5/31/18	$10,249	$10,774	$10,569
6/30/18	$10,253	$10,784	$10,588
7/31/18	$10,265	$10,810	$10,627
8/31/18	$10,279	$10,837	$10,648
9/30/18	$10,217	$10,767	$10,583
10/31/18	$10,155	$10,701	$10,529
11/30/18	$10,223	$10,819	$10,640
12/31/18	$10,320	$10,949	$10,770
1/31/19	$10,397	$11,032	$10,880
2/28/19	$10,444	$11,091	$10,928
3/31/19	$10,553	$11,266	$11,044
4/30/19	$10,577	$11,308	$11,051
5/31/19	$10,707	$11,464	$11,202
6/30/19	$10,740	$11,507	$11,247
7/31/19	$10,815	$11,599	$11,349
8/31/19	$10,924	$11,782	$11,457
9/30/19	$10,826	$11,688	$11,350
10/31/19	$10,836	$11,709	$11,384
11/30/19	$10,835	$11,738	$11,411
12/31/19	$10,855	$11,774	$11,444
1/31/20	$11,005	$11,986	$11,621
2/29/20	$11,112	$12,140	$11,711
3/31/20	$10,709	$11,700	$11,391
4/30/20	$10,588	$11,553	$11,347
5/31/20	$10,870	$11,920	$11,716
6/30/20	$10,967	$12,019	$11,751
7/31/20	$11,096	$12,221	$11,922
8/31/20	$11,061	$12,164	$11,881
9/30/20	$11,049	$12,166	$11,880
10/31/20	$11,015	$12,130	$11,852
11/30/20	$11,144	$12,313	$11,971
12/31/20	$11,187	$12,388	$12,007
1/31/21	$11,238	$12,467	$12,044
2/28/21	$11,063	$12,269	$11,841
3/31/21	$11,091	$12,344	$11,898
4/30/21	$11,152	$12,448	$11,972
5/31/21	$11,167	$12,485	$11,972
6/30/21	$11,171	$12,519	$11,977
7/31/21	$11,241	$12,623	$12,074
8/31/21	$11,200	$12,577	$12,056
9/30/21	$11,104	$12,486	$11,966
10/31/21	$11,063	$12,449	$11,924
11/30/21	$11,121	$12,555	$11,981
12/31/21	$11,118	$12,576	$12,010
1/31/22	$10,834	$12,231	$11,656
2/28/22	$10,764	$12,188	$11,622
3/31/22	$10,460	$11,793	$11,286
4/30/22	$10,193	$11,466	$11,029
5/31/22	$10,268	$11,637	$11,223
6/30/22	$10,157	$11,446	$11,158
7/31/22	$10,378	$11,749	$11,443
8/31/22	$10,223	$11,491	$11,246
9/30/22	$9,959	$11,050	$10,877
10/31/22	$9,905	$10,958	$10,838
11/30/22	$10,231	$11,471	$11,227
12/31/22	$10,258	$11,504	$11,301
1/31/23	$10,472	$11,834	$11,571
2/28/23	$10,276	$11,566	$11,324
3/31/23	$10,449	$11,823	$11,554
4/30/23	$10,430	$11,796	$11,505
5/31/23	$10,345	$11,694	$11,380
6/30/23	$10,397	$11,811	$11,471
7/31/23	$10,412	$11,858	$11,511
8/31/23	$10,339	$11,687	$11,396
9/30/23	$10,131	$11,344	$11,139
10/31/23	$10,046	$11,248	$11,074
11/30/23	$10,516	$11,962	$11,613
12/31/23	$10,737	$12,240	$11,859
1/31/24	$10,719	$12,177	$11,817
2/29/24	$10,727	$12,193	$11,813
3/31/24	$10,747	$12,193	$11,790
4/30/24	$10,630	$12,042	$11,642
5/31/24	$10,617	$12,006	$11,517
6/30/24	$10,729	$12,190	$11,659
7/31/24	$10,809	$12,301	$11,776
8/31/24	$10,890	$12,398	$11,935
9/30/24	$10,980	$12,521	$12,045
10/31/24	$10,839	$12,338	$11,875
11/30/24	$10,964	$12,552	$12,012
12/31/24	$10,833	$12,369	$11,883
1/31/25	$10,854	$12,431	$11,929
2/28/25	$10,980	$12,554	$12,078
3/31/25	$10,824	$12,341	$11,928

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.72%	0.22%	0.80%
Class C (including sales charge)	(0.27%)	0.22%	0.80%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,873,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 423,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026598
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$995,963	$994,753	$997,031
5/31/15	$992,910	$992,005	$993,787
6/30/15	$992,972	$991,101	$994,054
7/31/15	$998,226	$998,280	$1,000,224
8/31/15	$1,001,257	$1,000,240	$1,002,609
9/30/15	$1,007,520	$1,007,486	$1,010,871
10/31/15	$1,011,703	$1,011,492	$1,015,358
11/30/15	$1,015,818	$1,015,513	$1,016,806
12/31/15	$1,021,498	$1,022,648	$1,022,031
1/31/16	$1,033,703	$1,034,850	$1,035,164
2/29/16	$1,035,979	$1,036,478	$1,038,117
3/31/16	$1,037,047	$1,039,761	$1,036,890
4/30/16	$1,042,370	$1,047,406	$1,043,616
5/31/16	$1,043,414	$1,050,239	$1,042,573
6/30/16	$1,056,947	$1,066,947	$1,054,414
7/31/16	$1,057,947	$1,067,598	$1,056,820
8/31/16	$1,058,964	$1,069,039	$1,056,795
9/30/16	$1,056,946	$1,063,703	$1,052,859
10/31/16	$1,050,374	$1,052,544	$1,044,075
11/30/16	$1,010,321	$1,013,289	$1,005,017
12/31/16	$1,016,879	$1,025,185	$1,014,511
1/31/17	$1,024,227	$1,031,944	$1,024,445
2/28/17	$1,030,798	$1,039,109	$1,030,975
3/31/17	$1,033,176	$1,041,365	$1,032,768
4/30/17	$1,040,602	$1,048,921	$1,041,506
5/31/17	$1,052,408	$1,065,568	$1,056,793
6/30/17	$1,048,364	$1,061,747	$1,052,531
7/31/17	$1,055,786	$1,070,337	$1,062,169
8/31/17	$1,065,505	$1,078,482	$1,067,240
9/30/17	$1,061,367	$1,072,999	$1,060,363
10/31/17	$1,063,492	$1,075,618	$1,061,472
11/30/17	$1,055,986	$1,069,859	$1,049,896
12/31/17	$1,063,631	$1,081,041	$1,059,102
1/31/18	$1,055,899	$1,068,314	$1,050,010
2/28/18	$1,051,666	$1,065,122	$1,045,249
3/31/18	$1,053,967	$1,069,053	$1,047,768
4/30/18	$1,050,700	$1,065,238	$1,044,035
5/31/18	$1,060,615	$1,077,436	$1,056,936
6/30/18	$1,061,928	$1,078,356	$1,058,786
7/31/18	$1,064,147	$1,080,972	$1,062,662
8/31/18	$1,066,698	$1,083,748	$1,064,815
9/30/18	$1,061,083	$1,076,732	$1,058,310
10/31/18	$1,055,643	$1,070,102	$1,052,852
11/30/18	$1,063,641	$1,081,946	$1,063,977
12/31/18	$1,074,760	$1,094,900	$1,077,045
1/31/19	$1,083,679	$1,103,177	$1,088,021
2/28/19	$1,089,459	$1,109,084	$1,092,769
3/31/19	$1,101,861	$1,126,616	$1,104,423
4/30/19	$1,105,321	$1,130,850	$1,105,066
5/31/19	$1,120,025	$1,146,440	$1,120,234
6/30/19	$1,124,354	$1,150,673	$1,124,695
7/31/19	$1,133,297	$1,159,947	$1,134,870
8/31/19	$1,145,781	$1,178,243	$1,145,683
9/30/19	$1,136,451	$1,168,798	$1,134,961
10/31/19	$1,138,512	$1,170,893	$1,138,402
11/30/19	$1,139,500	$1,173,821	$1,141,092
12/31/19	$1,142,606	$1,177,405	$1,144,410
1/31/20	$1,159,477	$1,198,559	$1,162,063
2/29/20	$1,171,726	$1,214,015	$1,171,127
3/31/20	$1,130,185	$1,169,979	$1,139,147
4/30/20	$1,118,493	$1,155,296	$1,134,725
5/31/20	$1,149,259	$1,192,047	$1,171,608
6/30/20	$1,160,550	$1,201,858	$1,175,141
7/31/20	$1,175,393	$1,222,100	$1,192,242
8/31/20	$1,172,683	$1,216,366	$1,188,137
9/30/20	$1,172,469	$1,216,624	$1,187,971
10/31/20	$1,169,935	$1,212,970	$1,185,207
11/30/20	$1,184,690	$1,231,274	$1,197,140
12/31/20	$1,190,370	$1,238,775	$1,200,735
1/31/21	$1,196,834	$1,246,669	$1,204,369
2/28/21	$1,179,148	$1,226,861	$1,184,126
3/31/21	$1,183,270	$1,234,427	$1,189,786
4/30/21	$1,190,951	$1,244,781	$1,197,248
5/31/21	$1,193,511	$1,248,495	$1,197,184
6/30/21	$1,195,038	$1,251,923	$1,197,663
7/31/21	$1,203,617	$1,262,306	$1,207,351
8/31/21	$1,200,291	$1,257,674	$1,205,578
9/30/21	$1,191,091	$1,248,597	$1,196,630
10/31/21	$1,187,738	$1,244,947	$1,192,373
11/30/21	$1,195,076	$1,255,545	$1,198,096
12/31/21	$1,195,872	$1,257,570	$1,200,953
1/31/22	$1,166,391	$1,223,147	$1,165,588
2/28/22	$1,159,781	$1,218,765	$1,162,182
3/31/22	$1,128,144	$1,179,256	$1,128,633
4/30/22	$1,100,375	$1,146,639	$1,102,860
5/31/22	$1,109,395	$1,163,672	$1,122,337
6/30/22	$1,098,374	$1,144,613	$1,115,797
7/31/22	$1,123,236	$1,174,856	$1,144,279
8/31/22	$1,107,528	$1,149,107	$1,124,619
9/30/22	$1,079,970	$1,105,003	$1,087,711
10/31/22	$1,075,000	$1,095,814	$1,083,812
11/30/22	$1,111,340	$1,147,069	$1,122,666
12/31/22	$1,115,389	$1,150,353	$1,130,071
1/31/23	$1,139,630	$1,183,397	$1,157,060
2/28/23	$1,119,237	$1,156,638	$1,132,446
3/31/23	$1,139,162	$1,182,301	$1,155,436
4/30/23	$1,138,102	$1,179,600	$1,150,470
5/31/23	$1,129,886	$1,169,378	$1,137,954
6/30/23	$1,136,610	$1,181,092	$1,147,061
7/31/23	$1,139,243	$1,185,764	$1,151,143
8/31/23	$1,132,225	$1,168,693	$1,139,568
9/30/23	$1,110,495	$1,134,441	$1,113,852
10/31/23	$1,102,131	$1,124,787	$1,107,420
11/30/23	$1,154,693	$1,196,190	$1,161,300
12/31/23	$1,180,150	$1,223,991	$1,185,853
1/31/24	$1,179,195	$1,217,740	$1,181,663
2/29/24	$1,181,032	$1,219,304	$1,181,302
3/31/24	$1,184,363	$1,219,266	$1,178,970
4/30/24	$1,172,538	$1,204,165	$1,164,217
5/31/24	$1,172,224	$1,200,633	$1,151,652
6/30/24	$1,185,577	$1,219,036	$1,165,941
7/31/24	$1,195,493	$1,230,147	$1,177,565
8/31/24	$1,205,641	$1,239,849	$1,193,482
9/30/24	$1,216,639	$1,252,103	$1,204,538
10/31/24	$1,202,029	$1,233,846	$1,187,450
11/30/24	$1,217,004	$1,255,160	$1,201,198
12/31/24	$1,203,616	$1,236,886	$1,188,260
1/31/25	$1,207,020	$1,243,085	$1,192,947
2/28/25	$1,222,046	$1,255,411	$1,207,751
3/31/25	$1,205,784	$1,234,135	$1,192,775

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.81%	1.30%	1.89%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,873,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 423,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064146
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$995,881	$994,753	$997,031
5/31/15	$992,744	$992,005	$993,787
6/30/15	$992,724	$991,101	$994,054
7/31/15	$997,887	$998,280	$1,000,224
8/31/15	$1,000,838	$1,000,240	$1,002,609
9/30/15	$1,007,017	$1,007,486	$1,010,871
10/31/15	$1,011,110	$1,011,492	$1,015,358
11/30/15	$1,015,142	$1,015,513	$1,016,806
12/31/15	$1,020,725	$1,022,648	$1,022,031
1/31/16	$1,032,841	$1,034,850	$1,035,164
2/29/16	$1,034,960	$1,036,478	$1,038,117
3/31/16	$1,035,939	$1,039,761	$1,036,890
4/30/16	$1,041,168	$1,047,406	$1,043,616
5/31/16	$1,042,125	$1,050,239	$1,042,573
6/30/16	$1,055,560	$1,066,947	$1,054,414
7/31/16	$1,056,469	$1,067,598	$1,056,820
8/31/16	$1,057,394	$1,069,039	$1,056,795
9/30/16	$1,055,287	$1,063,703	$1,052,859
10/31/16	$1,048,641	$1,052,544	$1,044,075
11/30/16	$1,008,573	$1,013,289	$1,005,017
12/31/16	$1,015,028	$1,025,185	$1,014,511
1/31/17	$1,022,281	$1,031,944	$1,024,445
2/28/17	$1,028,761	$1,039,109	$1,030,975
3/31/17	$1,031,041	$1,041,365	$1,032,768
4/30/17	$1,038,373	$1,048,921	$1,041,506
5/31/17	$1,050,067	$1,065,568	$1,056,793
6/30/17	$1,045,940	$1,061,747	$1,052,531
7/31/17	$1,053,260	$1,070,337	$1,062,169
8/31/17	$1,062,866	$1,078,482	$1,067,240
9/30/17	$1,058,647	$1,072,999	$1,060,363
10/31/17	$1,060,678	$1,075,618	$1,061,472
11/30/17	$1,053,105	$1,069,859	$1,049,896
12/31/17	$1,060,636	$1,081,041	$1,059,102
1/31/18	$1,052,838	$1,068,314	$1,050,010
2/28/18	$1,048,535	$1,065,122	$1,045,249
3/31/18	$1,050,736	$1,069,053	$1,047,768
4/30/18	$1,047,394	$1,065,238	$1,044,035
5/31/18	$1,057,182	$1,077,436	$1,056,936
6/30/18	$1,058,400	$1,078,356	$1,058,786
7/31/18	$1,060,525	$1,080,972	$1,062,662
8/31/18	$1,062,968	$1,083,748	$1,064,815
9/30/18	$1,057,294	$1,076,732	$1,058,310
10/31/18	$1,051,784	$1,070,102	$1,052,852
11/30/18	$1,059,657	$1,081,946	$1,063,977
12/31/18	$1,070,649	$1,094,900	$1,077,045
1/31/19	$1,079,447	$1,103,177	$1,088,021
2/28/19	$1,085,121	$1,109,084	$1,092,769
3/31/19	$1,097,382	$1,126,616	$1,104,423
4/30/19	$1,100,738	$1,130,850	$1,105,066
5/31/19	$1,115,285	$1,146,440	$1,120,234
6/30/19	$1,119,510	$1,150,673	$1,124,695
7/31/19	$1,128,319	$1,159,947	$1,134,870
8/31/19	$1,140,646	$1,178,243	$1,145,683
9/30/19	$1,131,270	$1,168,798	$1,134,961
10/31/19	$1,133,226	$1,170,893	$1,138,402
11/30/19	$1,134,113	$1,173,821	$1,141,092
12/31/19	$1,137,108	$1,177,405	$1,144,410
1/31/20	$1,153,798	$1,198,559	$1,162,063
2/29/20	$1,165,899	$1,214,015	$1,171,127
3/31/20	$1,124,472	$1,169,979	$1,139,147
4/30/20	$1,112,747	$1,155,296	$1,134,725
5/31/20	$1,143,260	$1,192,047	$1,171,608
6/30/20	$1,154,397	$1,201,858	$1,175,141
7/31/20	$1,169,056	$1,222,100	$1,192,242
8/31/20	$1,166,268	$1,216,366	$1,188,137
9/30/20	$1,165,959	$1,216,624	$1,187,971
10/31/20	$1,163,338	$1,212,970	$1,185,207
11/30/20	$1,177,917	$1,231,274	$1,197,140
12/31/20	$1,183,454	$1,238,775	$1,200,735
1/31/21	$1,189,789	$1,246,669	$1,204,369
2/28/21	$1,172,116	$1,226,861	$1,184,126
3/31/21	$1,176,112	$1,234,427	$1,189,786
4/30/21	$1,183,638	$1,244,781	$1,197,248
5/31/21	$1,186,089	$1,248,495	$1,197,184
6/30/21	$1,187,508	$1,251,923	$1,197,663
7/31/21	$1,195,929	$1,262,306	$1,207,351
8/31/21	$1,192,525	$1,257,674	$1,205,578
9/30/21	$1,183,287	$1,248,597	$1,196,630
10/31/21	$1,179,856	$1,244,947	$1,192,373
11/30/21	$1,187,048	$1,255,545	$1,198,096
12/31/21	$1,187,733	$1,257,570	$1,200,953
1/31/22	$1,158,358	$1,223,147	$1,165,588
2/28/22	$1,151,705	$1,218,765	$1,162,182
3/31/22	$1,120,192	$1,179,256	$1,128,633
4/30/22	$1,092,530	$1,146,639	$1,102,860
5/31/22	$1,101,393	$1,163,672	$1,122,337
6/30/22	$1,090,365	$1,144,613	$1,115,797
7/31/22	$1,114,954	$1,174,856	$1,144,279
8/31/22	$1,099,267	$1,149,107	$1,124,619
9/30/22	$1,071,819	$1,105,003	$1,087,711
10/31/22	$1,066,802	$1,095,814	$1,083,812
11/30/22	$1,102,763	$1,147,069	$1,122,666
12/31/22	$1,106,682	$1,150,353	$1,130,071
1/31/23	$1,130,644	$1,183,397	$1,157,060
2/28/23	$1,110,326	$1,156,638	$1,132,446
3/31/23	$1,129,987	$1,182,301	$1,155,436
4/30/23	$1,128,848	$1,179,600	$1,150,470
5/31/23	$1,120,603	$1,169,378	$1,137,954
6/30/23	$1,127,174	$1,181,092	$1,147,061
7/31/23	$1,129,696	$1,185,764	$1,151,143
8/31/23	$1,122,642	$1,168,693	$1,139,568
9/30/23	$1,101,000	$1,134,441	$1,113,852
10/31/23	$1,092,613	$1,124,787	$1,107,420
11/30/23	$1,144,630	$1,196,190	$1,161,300
12/31/23	$1,169,765	$1,223,991	$1,185,853
1/31/24	$1,168,724	$1,217,740	$1,181,663
2/29/24	$1,170,452	$1,219,304	$1,181,302
3/31/24	$1,173,655	$1,219,266	$1,178,970
4/30/24	$1,161,841	$1,204,165	$1,164,217
5/31/24	$1,161,425	$1,200,633	$1,151,652
6/30/24	$1,174,568	$1,219,036	$1,165,941
7/31/24	$1,184,293	$1,230,147	$1,177,565
8/31/24	$1,194,238	$1,239,849	$1,193,482
9/30/24	$1,205,040	$1,252,103	$1,204,538
10/31/24	$1,190,468	$1,233,846	$1,187,450
11/30/24	$1,205,198	$1,255,160	$1,201,198
12/31/24	$1,191,838	$1,236,886	$1,188,260
1/31/25	$1,195,104	$1,243,085	$1,192,947
2/28/25	$1,209,891	$1,255,411	$1,207,751
3/31/25	$1,193,695	$1,234,135	$1,192,775

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	1.71%	1.20%	1.79%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Intermediate Municipal Bond Index	1.17%	0.92%	1.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,873,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 423,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,873
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$423
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	14.4%
Port, Airport & Marina Revenue	11.9%
Ad Valorem Property Tax	11.6%
Electric Power & Light Revenue	10.2%
Health, Hospital & Nursing Home Revenue	10.0%
U.S. Government Agencies	5.5%
Highway Revenue Tolls	3.7%
Special Tax	3.7%
Lease (Abatement)	3.4%
Resource Recovery Revenue	3.1%
Sewer Revenue	2.5%
Natural Gas Revenue	2.4%
Other Investments	14.0%
Short-Term Instruments	2.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114198
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$9,776	$10,000	$10,000
4/30/15	$9,700	$9,948	$9,945
5/31/15	$9,653	$9,920	$9,922
6/30/15	$9,653	$9,911	$9,914
7/31/15	$9,702	$9,983	$9,988
8/31/15	$9,741	$10,002	$10,016
9/30/15	$9,821	$10,075	$10,085
10/31/15	$9,920	$10,115	$10,122
11/30/15	$10,009	$10,155	$10,162
12/31/15	$10,103	$10,226	$10,238
1/31/16	$10,245	$10,348	$10,351
2/29/16	$10,246	$10,365	$10,368
3/31/16	$10,352	$10,398	$10,402
4/30/16	$10,470	$10,474	$10,481
5/31/16	$10,548	$10,502	$10,511
6/30/16	$10,752	$10,669	$10,678
7/31/16	$10,752	$10,676	$10,682
8/31/16	$10,794	$10,690	$10,700
9/30/16	$10,741	$10,637	$10,635
10/31/16	$10,568	$10,525	$10,511
11/30/16	$10,038	$10,133	$10,106
12/31/16	$10,141	$10,252	$10,225
1/31/17	$10,222	$10,319	$10,305
2/28/17	$10,305	$10,391	$10,365
3/31/17	$10,340	$10,414	$10,385
4/30/17	$10,442	$10,489	$10,458
5/31/17	$10,613	$10,656	$10,632
6/30/17	$10,619	$10,617	$10,597
7/31/17	$10,672	$10,703	$10,690
8/31/17	$10,764	$10,785	$10,756
9/30/17	$10,680	$10,730	$10,705
10/31/17	$10,723	$10,756	$10,740
11/30/17	$10,718	$10,699	$10,683
12/31/17	$10,843	$10,810	$10,800
1/31/18	$10,715	$10,683	$10,671
2/28/18	$10,658	$10,651	$10,636
3/31/18	$10,713	$10,691	$10,684
4/30/18	$10,684	$10,652	$10,641
5/31/18	$10,839	$10,774	$10,784
6/30/18	$10,845	$10,784	$10,787
7/31/18	$10,867	$10,810	$10,813
8/31/18	$10,913	$10,837	$10,847
9/30/18	$10,832	$10,767	$10,763
10/31/18	$10,711	$10,701	$10,689
11/30/18	$10,818	$10,819	$10,801
12/31/18	$10,923	$10,949	$10,920
1/31/19	$10,988	$11,032	$10,991
2/28/19	$11,054	$11,091	$11,045
3/31/19	$11,285	$11,266	$11,227
4/30/19	$11,351	$11,308	$11,276
5/31/19	$11,521	$11,464	$11,441
6/30/19	$11,563	$11,507	$11,480
7/31/19	$11,648	$11,599	$11,576
8/31/19	$11,900	$11,782	$11,764
9/30/19	$11,825	$11,688	$11,676
10/31/19	$11,824	$11,709	$11,697
11/30/19	$11,834	$11,738	$11,724
12/31/19	$11,874	$11,774	$11,757
1/31/20	$12,114	$11,986	$11,968
2/29/20	$12,322	$12,140	$12,123
3/31/20	$11,823	$11,700	$11,699
4/30/20	$11,608	$11,553	$11,574
5/31/20	$12,050	$11,920	$11,966
6/30/20	$12,206	$12,019	$12,035
7/31/20	$12,425	$12,221	$12,242
8/31/20	$12,333	$12,164	$12,161
9/30/20	$12,317	$12,166	$12,157
10/31/20	$12,280	$12,130	$12,124
11/30/20	$12,542	$12,313	$12,311
12/31/20	$12,646	$12,388	$12,362
1/31/21	$12,734	$12,467	$12,421
2/28/21	$12,450	$12,269	$12,196
3/31/21	$12,529	$12,344	$12,280
4/30/21	$12,683	$12,448	$12,377
5/31/21	$12,762	$12,485	$12,411
6/30/21	$12,820	$12,519	$12,444
7/31/21	$12,920	$12,623	$12,547
8/31/21	$12,847	$12,577	$12,505
9/30/21	$12,709	$12,486	$12,413
10/31/21	$12,702	$12,449	$12,377
11/30/21	$12,825	$12,555	$12,488
12/31/21	$12,847	$12,576	$12,513
1/31/22	$12,489	$12,231	$12,142
2/28/22	$12,406	$12,188	$12,105
3/31/22	$11,964	$11,793	$11,702
4/30/22	$11,494	$11,466	$11,363
5/31/22	$11,700	$11,637	$11,555
6/30/22	$11,349	$11,446	$11,375
7/31/22	$11,755	$11,749	$11,696
8/31/22	$11,515	$11,491	$11,446
9/30/22	$10,959	$11,050	$11,023
10/31/22	$10,830	$10,958	$10,951
11/30/22	$11,500	$11,471	$11,454
12/31/22	$11,487	$11,504	$11,491
1/31/23	$11,881	$11,834	$11,801
2/28/23	$11,588	$11,566	$11,533
3/31/23	$11,778	$11,823	$11,784
4/30/23	$11,807	$11,796	$11,755
5/31/23	$11,714	$11,694	$11,656
6/30/23	$11,849	$11,811	$11,772
7/31/23	$11,868	$11,858	$11,819
8/31/23	$11,742	$11,687	$11,683
9/30/23	$11,401	$11,344	$11,347
10/31/23	$11,228	$11,248	$11,249
11/30/23	$12,014	$11,962	$11,937
12/31/23	$12,359	$12,240	$12,206
1/31/24	$12,358	$12,177	$12,156
2/29/24	$12,405	$12,193	$12,170
3/31/24	$12,441	$12,193	$12,155
4/30/24	$12,292	$12,042	$12,000
5/31/24	$12,330	$12,006	$11,963
6/30/24	$12,516	$12,190	$12,131
7/31/24	$12,620	$12,301	$12,239
8/31/24	$12,694	$12,398	$12,341
9/30/24	$12,821	$12,521	$12,467
10/31/24	$12,678	$12,338	$12,297
11/30/24	$12,854	$12,552	$12,492
12/31/24	$12,697	$12,369	$12,331
1/31/25	$12,706	$12,431	$12,348
2/28/25	$12,859	$12,554	$12,485
3/31/25	$12,640	$12,341	$12,272

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.60%	1.35%	2.60%
Class A (including sales charge)	(0.71%)	0.88%	2.37%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 335,680,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 556,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114199
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.54%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,917	$9,948	$9,945
5/31/15	$9,861	$9,920	$9,922
6/30/15	$9,856	$9,911	$9,914
7/31/15	$9,899	$9,983	$9,988
8/31/15	$9,933	$10,002	$10,016
9/30/15	$10,009	$10,075	$10,085
10/31/15	$10,103	$10,115	$10,122
11/30/15	$10,187	$10,155	$10,162
12/31/15	$10,276	$10,226	$10,238
1/31/16	$10,415	$10,348	$10,351
2/29/16	$10,410	$10,365	$10,368
3/31/16	$10,511	$10,398	$10,402
4/30/16	$10,623	$10,474	$10,481
5/31/16	$10,696	$10,502	$10,511
6/30/16	$10,896	$10,669	$10,678
7/31/16	$10,890	$10,676	$10,682
8/31/16	$10,925	$10,690	$10,700
9/30/16	$10,864	$10,637	$10,635
10/31/16	$10,683	$10,525	$10,511
11/30/16	$10,141	$10,133	$10,106
12/31/16	$10,238	$10,252	$10,225
1/31/17	$10,313	$10,319	$10,305
2/28/17	$10,391	$10,391	$10,365
3/31/17	$10,419	$10,414	$10,385
4/30/17	$10,516	$10,489	$10,458
5/31/17	$10,682	$10,656	$10,632
6/30/17	$10,681	$10,617	$10,597
7/31/17	$10,727	$10,703	$10,690
8/31/17	$10,813	$10,785	$10,756
9/30/17	$10,721	$10,730	$10,705
10/31/17	$10,759	$10,756	$10,740
11/30/17	$10,747	$10,699	$10,683
12/31/17	$10,865	$10,810	$10,800
1/31/18	$10,730	$10,683	$10,671
2/28/18	$10,667	$10,651	$10,636
3/31/18	$10,714	$10,691	$10,684
4/30/18	$10,680	$10,652	$10,641
5/31/18	$10,828	$10,774	$10,784
6/30/18	$10,827	$10,784	$10,787
7/31/18	$10,842	$10,810	$10,813
8/31/18	$10,881	$10,837	$10,847
9/30/18	$10,794	$10,767	$10,763
10/31/18	$10,667	$10,701	$10,689
11/30/18	$10,765	$10,819	$10,801
12/31/18	$10,864	$10,949	$10,920
1/31/19	$10,921	$11,032	$10,991
2/28/19	$10,981	$11,091	$11,045
3/31/19	$11,203	$11,266	$11,227
4/30/19	$11,261	$11,308	$11,276
5/31/19	$11,423	$11,464	$11,441
6/30/19	$11,458	$11,507	$11,480
7/31/19	$11,535	$11,599	$11,576
8/31/19	$11,777	$11,782	$11,764
9/30/19	$11,695	$11,688	$11,676
10/31/19	$11,687	$11,709	$11,697
11/30/19	$11,689	$11,738	$11,724
12/31/19	$11,722	$11,774	$11,757
1/31/20	$11,951	$11,986	$11,968
2/29/20	$12,150	$12,140	$12,123
3/31/20	$11,650	$11,700	$11,699
4/30/20	$11,431	$11,553	$11,574
5/31/20	$11,859	$11,920	$11,966
6/30/20	$12,005	$12,019	$12,035
7/31/20	$12,212	$12,221	$12,242
8/31/20	$12,115	$12,164	$12,161
9/30/20	$12,092	$12,166	$12,157
10/31/20	$12,047	$12,130	$12,124
11/30/20	$12,297	$12,313	$12,311
12/31/20	$12,390	$12,388	$12,362
1/31/21	$12,470	$12,467	$12,421
2/28/21	$12,184	$12,269	$12,196
3/31/21	$12,253	$12,344	$12,280
4/30/21	$12,397	$12,448	$12,377
5/31/21	$12,466	$12,485	$12,411
6/30/21	$12,515	$12,519	$12,444
7/31/21	$12,604	$12,623	$12,547
8/31/21	$12,525	$12,577	$12,505
9/30/21	$12,383	$12,486	$12,413
10/31/21	$12,368	$12,449	$12,377
11/30/21	$12,480	$12,555	$12,488
12/31/21	$12,494	$12,576	$12,513
1/31/22	$12,138	$12,231	$12,142
2/28/22	$12,050	$12,188	$12,105
3/31/22	$11,613	$11,793	$11,702
4/30/22	$11,149	$11,466	$11,363
5/31/22	$11,343	$11,637	$11,555
6/30/22	$10,996	$11,446	$11,375
7/31/22	$11,382	$11,749	$11,696
8/31/22	$11,143	$11,491	$11,446
9/30/22	$10,597	$11,050	$11,023
10/31/22	$10,466	$10,958	$10,951
11/30/22	$11,107	$11,471	$11,454
12/31/22	$11,087	$11,504	$11,491
1/31/23	$11,460	$11,834	$11,801
2/28/23	$11,171	$11,566	$11,533
3/31/23	$11,346	$11,823	$11,784
4/30/23	$11,368	$11,796	$11,755
5/31/23	$11,271	$11,694	$11,656
6/30/23	$11,394	$11,811	$11,772
7/31/23	$11,405	$11,858	$11,819
8/31/23	$11,277	$11,687	$11,683
9/30/23	$10,943	$11,344	$11,347
10/31/23	$10,770	$11,248	$11,249
11/30/23	$11,517	$11,962	$11,937
12/31/23	$11,839	$12,240	$12,206
1/31/24	$11,831	$12,177	$12,156
2/29/24	$11,869	$12,193	$12,170
3/31/24	$11,897	$12,193	$12,155
4/30/24	$11,747	$12,042	$12,000
5/31/24	$11,776	$12,006	$11,963
6/30/24	$11,946	$12,190	$12,131
7/31/24	$12,038	$12,301	$12,239
8/31/24	$12,100	$12,398	$12,341
9/30/24	$12,214	$12,521	$12,467
10/31/24	$12,070	$12,338	$12,297
11/30/24	$12,230	$12,552	$12,492
12/31/24	$12,072	$12,369	$12,331
1/31/25	$12,073	$12,431	$12,348
2/28/25	$12,211	$12,554	$12,485
3/31/25	$11,996	$12,341	$12,272

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.84%	0.59%	1.84%
Class C (including sales charge)	(0.15%)	0.59%	1.84%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 335,680,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 556,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114194
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$992,551	$994,753	$994,478
5/31/15	$987,954	$992,005	$992,200
6/30/15	$988,286	$991,101	$991,403
7/31/15	$993,578	$998,280	$998,836
8/31/15	$997,891	$1,000,240	$1,001,620
9/30/15	$1,006,392	$1,007,486	$1,008,546
10/31/15	$1,016,852	$1,011,492	$1,012,234
11/30/15	$1,026,170	$1,015,513	$1,016,171
12/31/15	$1,036,199	$1,022,648	$1,023,843
1/31/16	$1,051,044	$1,034,850	$1,035,079
2/29/16	$1,051,446	$1,036,478	$1,036,761
3/31/16	$1,062,645	$1,039,761	$1,040,237
4/30/16	$1,075,013	$1,047,406	$1,048,090
5/31/16	$1,083,333	$1,050,239	$1,051,112
6/30/16	$1,104,567	$1,066,947	$1,067,768
7/31/16	$1,104,966	$1,067,598	$1,068,232
8/31/16	$1,109,551	$1,069,039	$1,070,019
9/30/16	$1,104,475	$1,063,703	$1,063,486
10/31/16	$1,087,041	$1,052,544	$1,051,093
11/30/16	$1,032,810	$1,013,289	$1,010,570
12/31/16	$1,043,748	$1,025,185	$1,022,456
1/31/17	$1,052,331	$1,031,944	$1,030,464
2/28/17	$1,061,138	$1,039,109	$1,036,466
3/31/17	$1,065,092	$1,041,365	$1,038,487
4/30/17	$1,075,857	$1,048,921	$1,045,768
5/31/17	$1,093,889	$1,065,568	$1,063,208
6/30/17	$1,094,842	$1,061,747	$1,059,664
7/31/17	$1,100,513	$1,070,337	$1,068,991
8/31/17	$1,110,352	$1,078,482	$1,075,572
9/30/17	$1,102,000	$1,072,999	$1,070,547
10/31/17	$1,106,828	$1,075,618	$1,074,024
11/30/17	$1,106,627	$1,069,859	$1,068,269
12/31/17	$1,119,822	$1,081,041	$1,079,971
1/31/18	$1,106,913	$1,068,314	$1,067,052
2/28/18	$1,101,338	$1,065,122	$1,063,605
3/31/18	$1,107,336	$1,069,053	$1,068,385
4/30/18	$1,104,743	$1,065,238	$1,064,063
5/31/18	$1,121,085	$1,077,436	$1,078,398
6/30/18	$1,121,980	$1,078,356	$1,078,740
7/31/18	$1,124,631	$1,080,972	$1,081,292
8/31/18	$1,129,765	$1,083,748	$1,084,656
9/30/18	$1,121,624	$1,076,732	$1,076,347
10/31/18	$1,109,463	$1,070,102	$1,068,945
11/30/18	$1,120,828	$1,081,946	$1,080,069
12/31/18	$1,132,064	$1,094,900	$1,091,966
1/31/19	$1,139,101	$1,103,177	$1,099,091
2/28/19	$1,146,290	$1,109,084	$1,104,537
3/31/19	$1,170,588	$1,126,616	$1,122,692
4/30/19	$1,177,707	$1,130,850	$1,127,589
5/31/19	$1,195,712	$1,146,440	$1,144,132
6/30/19	$1,200,449	$1,150,673	$1,148,039
7/31/19	$1,209,617	$1,159,947	$1,157,631
8/31/19	$1,236,155	$1,178,243	$1,176,392
9/30/19	$1,228,667	$1,168,798	$1,167,643
10/31/19	$1,228,913	$1,170,893	$1,169,699
11/30/19	$1,230,305	$1,173,821	$1,172,353
12/31/19	$1,234,852	$1,177,405	$1,175,724
1/31/20	$1,260,247	$1,198,559	$1,196,785
2/29/20	$1,282,221	$1,214,015	$1,212,281
3/31/20	$1,230,562	$1,169,979	$1,169,950
4/30/20	$1,208,629	$1,155,296	$1,157,427
5/31/20	$1,255,001	$1,192,047	$1,196,631
6/30/20	$1,271,541	$1,201,858	$1,203,510
7/31/20	$1,294,782	$1,222,100	$1,224,187
8/31/20	$1,285,612	$1,216,366	$1,216,061
9/30/20	$1,284,334	$1,216,624	$1,215,719
10/31/20	$1,280,836	$1,212,970	$1,212,375
11/30/20	$1,308,555	$1,231,274	$1,231,082
12/31/20	$1,319,764	$1,238,775	$1,236,225
1/31/21	$1,329,361	$1,246,669	$1,242,118
2/28/21	$1,300,065	$1,226,861	$1,219,561
3/31/21	$1,308,630	$1,234,427	$1,227,956
4/30/21	$1,325,204	$1,244,781	$1,237,733
5/31/21	$1,333,770	$1,248,495	$1,241,124
6/30/21	$1,340,220	$1,251,923	$1,244,360
7/31/21	$1,351,123	$1,262,306	$1,254,717
8/31/21	$1,343,844	$1,257,674	$1,250,478
9/30/21	$1,329,849	$1,248,597	$1,241,250
10/31/21	$1,329,414	$1,244,947	$1,237,742
11/30/21	$1,342,680	$1,255,545	$1,248,814
12/31/21	$1,345,472	$1,257,570	$1,251,259
1/31/22	$1,308,348	$1,223,147	$1,214,158
2/28/22	$1,299,995	$1,218,765	$1,210,487
3/31/22	$1,254,049	$1,179,256	$1,170,203
4/30/22	$1,205,109	$1,146,639	$1,136,274
5/31/22	$1,227,081	$1,163,672	$1,155,451
6/30/22	$1,190,651	$1,144,613	$1,137,532
7/31/22	$1,233,572	$1,174,856	$1,169,612
8/31/22	$1,208,809	$1,149,107	$1,144,575
9/30/22	$1,150,756	$1,105,003	$1,102,268
10/31/22	$1,137,507	$1,095,814	$1,095,085
11/30/22	$1,208,221	$1,147,069	$1,145,409
12/31/22	$1,207,240	$1,150,353	$1,149,091
1/31/23	$1,248,999	$1,183,397	$1,180,118
2/28/23	$1,218,560	$1,156,638	$1,153,290
3/31/23	$1,238,857	$1,182,301	$1,178,427
4/30/23	$1,242,237	$1,179,600	$1,175,457
5/31/23	$1,232,881	$1,169,378	$1,165,628
6/30/23	$1,247,491	$1,181,092	$1,177,179
7/31/23	$1,249,812	$1,185,764	$1,181,938
8/31/23	$1,236,905	$1,168,693	$1,168,284
9/30/23	$1,201,379	$1,134,441	$1,134,734
10/31/23	$1,183,450	$1,124,787	$1,124,905
11/30/23	$1,266,682	$1,196,190	$1,193,667
12/31/23	$1,303,381	$1,223,991	$1,220,607
1/31/24	$1,303,647	$1,217,740	$1,215,643
2/29/24	$1,308,977	$1,219,304	$1,217,004
3/31/24	$1,313,209	$1,219,266	$1,215,490
4/30/24	$1,297,804	$1,204,165	$1,199,952
5/31/24	$1,302,313	$1,200,633	$1,196,287
6/30/24	$1,322,221	$1,219,036	$1,213,079
7/31/24	$1,333,656	$1,230,147	$1,223,879
8/31/24	$1,341,887	$1,239,849	$1,234,112
9/30/24	$1,355,715	$1,252,103	$1,246,686
10/31/24	$1,340,971	$1,233,846	$1,229,698
11/30/24	$1,359,942	$1,255,160	$1,249,192
12/31/24	$1,343,730	$1,236,886	$1,233,087
1/31/25	$1,345,076	$1,243,085	$1,234,798
2/28/25	$1,361,655	$1,255,411	$1,248,499
3/31/25	$1,338,852	$1,234,135	$1,227,197

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.95%	1.70%	2.96%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 335,680,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 556,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114195
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell, and long-end maturities rose.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  An underweight exposure to the pre-refunded sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$992,468	$994,753	$994,478
5/31/15	$987,788	$992,005	$992,200
6/30/15	$988,041	$991,101	$991,403
7/31/15	$993,244	$998,280	$998,836
8/31/15	$997,480	$1,000,240	$1,001,620
9/30/15	$1,005,897	$1,007,486	$1,008,546
10/31/15	$1,016,264	$1,011,492	$1,012,234
11/30/15	$1,025,499	$1,015,513	$1,016,171
12/31/15	$1,035,431	$1,022,648	$1,023,843
1/31/16	$1,050,159	$1,034,850	$1,035,079
2/29/16	$1,050,479	$1,036,478	$1,036,761
3/31/16	$1,061,578	$1,039,761	$1,040,237
4/30/16	$1,073,843	$1,047,406	$1,048,090
5/31/16	$1,082,063	$1,050,239	$1,051,112
6/30/16	$1,103,178	$1,066,947	$1,067,768
7/31/16	$1,103,491	$1,067,598	$1,068,232
8/31/16	$1,107,973	$1,069,039	$1,070,019
9/30/16	$1,102,807	$1,063,703	$1,063,486
10/31/16	$1,085,315	$1,052,544	$1,051,093
11/30/16	$1,031,082	$1,013,289	$1,010,570
12/31/16	$1,041,907	$1,025,185	$1,022,456
1/31/17	$1,050,391	$1,031,944	$1,030,464
2/28/17	$1,059,102	$1,039,109	$1,036,466
3/31/17	$1,062,953	$1,041,365	$1,038,487
4/30/17	$1,073,615	$1,048,921	$1,045,768
5/31/17	$1,091,517	$1,065,568	$1,063,208
6/30/17	$1,092,372	$1,061,747	$1,059,664
7/31/17	$1,097,943	$1,070,337	$1,068,991
8/31/17	$1,107,666	$1,078,482	$1,075,572
9/30/17	$1,099,242	$1,072,999	$1,070,547
10/31/17	$1,103,968	$1,075,618	$1,074,024
11/30/17	$1,103,676	$1,069,859	$1,068,269
12/31/17	$1,116,726	$1,081,041	$1,079,971
1/31/18	$1,103,763	$1,068,314	$1,067,052
2/28/18	$1,098,119	$1,065,122	$1,063,605
3/31/18	$1,104,003	$1,069,053	$1,068,385
4/30/18	$1,101,333	$1,065,238	$1,064,063
5/31/18	$1,117,531	$1,077,436	$1,078,398
6/30/18	$1,118,328	$1,078,356	$1,078,740
7/31/18	$1,120,880	$1,080,972	$1,081,292
8/31/18	$1,125,892	$1,083,748	$1,084,656
9/30/18	$1,117,696	$1,076,732	$1,076,347
10/31/18	$1,105,484	$1,070,102	$1,068,945
11/30/18	$1,116,711	$1,081,946	$1,080,069
12/31/18	$1,127,814	$1,094,900	$1,091,966
1/31/19	$1,134,733	$1,103,177	$1,099,091
2/28/19	$1,141,810	$1,109,084	$1,104,537
3/31/19	$1,165,914	$1,126,616	$1,122,692
4/30/19	$1,172,910	$1,130,850	$1,127,589
5/31/19	$1,190,750	$1,146,440	$1,144,132
6/30/19	$1,195,377	$1,150,673	$1,148,039
7/31/19	$1,204,404	$1,159,947	$1,157,631
8/31/19	$1,230,717	$1,178,243	$1,176,392
9/30/19	$1,223,169	$1,168,798	$1,167,643
10/31/19	$1,223,308	$1,170,893	$1,169,699
11/30/19	$1,224,588	$1,173,821	$1,172,353
12/31/19	$1,229,010	$1,177,405	$1,175,724
1/31/20	$1,254,174	$1,198,559	$1,196,785
2/29/20	$1,275,945	$1,214,015	$1,212,281
3/31/20	$1,224,446	$1,169,979	$1,169,950
4/30/20	$1,202,522	$1,155,296	$1,157,427
5/31/20	$1,248,555	$1,192,047	$1,196,631
6/30/20	$1,264,905	$1,201,858	$1,203,510
7/31/20	$1,287,907	$1,222,100	$1,224,187
8/31/20	$1,278,684	$1,216,366	$1,216,061
9/30/20	$1,277,308	$1,216,624	$1,215,719
10/31/20	$1,273,717	$1,212,970	$1,212,375
11/30/20	$1,301,180	$1,231,274	$1,231,082
12/31/20	$1,312,203	$1,238,775	$1,236,225
1/31/21	$1,321,644	$1,246,669	$1,242,118
2/28/21	$1,292,421	$1,226,861	$1,219,561
3/31/21	$1,300,825	$1,234,427	$1,227,956
4/30/21	$1,317,186	$1,244,781	$1,237,733
5/31/21	$1,325,596	$1,248,495	$1,241,124
6/30/21	$1,331,893	$1,251,923	$1,244,360
7/31/21	$1,342,611	$1,262,306	$1,254,717
8/31/21	$1,335,269	$1,257,674	$1,250,478
9/30/21	$1,321,254	$1,248,597	$1,241,250
10/31/21	$1,320,710	$1,244,947	$1,237,742
11/30/21	$1,333,781	$1,255,545	$1,248,814
12/31/21	$1,336,432	$1,257,570	$1,251,259
1/31/22	$1,299,453	$1,223,147	$1,214,158
2/28/22	$1,291,057	$1,218,765	$1,210,487
3/31/22	$1,245,320	$1,179,256	$1,170,203
4/30/22	$1,196,615	$1,146,639	$1,136,274
5/31/22	$1,218,332	$1,163,672	$1,155,451
6/30/22	$1,182,069	$1,144,613	$1,137,532
7/31/22	$1,224,580	$1,174,856	$1,169,612
8/31/22	$1,199,894	$1,149,107	$1,144,575
9/30/22	$1,142,166	$1,105,003	$1,102,268
10/31/22	$1,128,918	$1,095,814	$1,095,085
11/30/22	$1,199,003	$1,147,069	$1,145,409
12/31/22	$1,197,921	$1,150,353	$1,149,091
1/31/23	$1,239,261	$1,183,397	$1,180,118
2/28/23	$1,208,965	$1,156,638	$1,153,290
3/31/23	$1,228,993	$1,182,301	$1,178,427
4/30/23	$1,232,251	$1,179,600	$1,175,457
5/31/23	$1,222,867	$1,169,378	$1,165,628
6/30/23	$1,237,252	$1,181,092	$1,177,179
7/31/23	$1,239,458	$1,185,764	$1,181,938
8/31/23	$1,226,555	$1,168,693	$1,168,284
9/30/23	$1,191,226	$1,134,441	$1,134,734
10/31/23	$1,173,352	$1,124,787	$1,124,905
11/30/23	$1,255,767	$1,196,190	$1,193,667
12/31/23	$1,292,038	$1,223,991	$1,220,607
1/31/24	$1,292,194	$1,217,740	$1,215,643
2/29/24	$1,297,376	$1,219,304	$1,217,004
3/31/24	$1,301,460	$1,219,266	$1,215,490
4/30/24	$1,286,087	$1,204,165	$1,199,952
5/31/24	$1,290,437	$1,200,633	$1,196,287
6/30/24	$1,310,063	$1,219,036	$1,213,079
7/31/24	$1,321,280	$1,230,147	$1,223,879
8/31/24	$1,329,314	$1,239,849	$1,234,112
9/30/24	$1,342,908	$1,252,103	$1,246,686
10/31/24	$1,328,190	$1,233,846	$1,229,698
11/30/24	$1,346,866	$1,255,160	$1,249,192
12/31/24	$1,330,695	$1,236,886	$1,233,087
1/31/25	$1,331,913	$1,243,085	$1,234,798
2/28/25	$1,348,228	$1,255,411	$1,248,499
3/31/25	$1,325,544	$1,234,135	$1,227,197

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	1.85%	1.60%	2.86%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 335,680,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 556,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$335,680
# of Portfolio Holdings	254
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$556
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	15.6%
Local or Guaranteed Housing	12.4%
Port, Airport & Marina Revenue	11.0%
Electric Power & Light Revenue	8.3%
Health, Hospital & Nursing Home Revenue	8.3%
College & University Revenue	5.5%
U.S. Government Agencies	5.0%
Special Tax	4.2%
Tobacco Settlement Funded	3.6%
Water Revenue	3.5%
Highway Revenue Tolls	3.4%
Other Investments	14.3%
Short-Term Instruments	1.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000207235
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Intermediate Value Fund
Class Name	Institutional Class
Trading Symbol	GCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Security selection within the transportation sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California 1-10 Year (1-12) Municipal Securities Index
12/7/15	$250,000	$250,000	$250,000
12/31/15	$250,620	$251,337	$250,708
1/31/16	$253,096	$254,335	$253,221
2/29/16	$253,291	$254,736	$253,898
3/31/16	$253,819	$255,542	$253,645
4/30/16	$255,590	$257,421	$254,840
5/31/16	$255,625	$258,118	$254,669
6/30/16	$258,888	$262,224	$256,998
7/31/16	$258,890	$262,384	$257,572
8/31/16	$259,421	$262,738	$257,538
9/30/16	$258,910	$261,427	$256,503
10/31/16	$256,663	$258,684	$255,040
11/30/16	$246,321	$249,036	$248,032
12/31/16	$248,917	$251,960	$249,881
1/31/17	$250,520	$253,621	$251,923
2/28/17	$251,804	$255,382	$253,325
3/31/17	$252,633	$255,937	$253,568
4/30/17	$254,726	$257,794	$255,069
5/31/17	$258,104	$261,885	$257,820
6/30/17	$257,399	$260,946	$256,940
7/31/17	$259,018	$263,057	$258,798
8/31/17	$261,662	$265,059	$259,853
9/30/17	$260,201	$263,711	$258,648
10/31/17	$260,303	$264,355	$258,865
11/30/17	$258,583	$262,940	$256,391
12/31/17	$260,712	$265,688	$258,026
1/31/18	$258,245	$262,560	$256,726
2/28/18	$257,254	$261,775	$256,142
3/31/18	$257,865	$262,742	$256,531
4/30/18	$256,925	$261,804	$255,777
5/31/18	$259,631	$264,802	$258,242
6/30/18	$259,980	$265,028	$258,804
7/31/18	$260,612	$265,671	$259,640
8/31/18	$261,242	$266,353	$260,045
9/30/18	$259,770	$264,629	$258,627
10/31/18	$258,585	$262,999	$257,673
11/30/18	$261,291	$265,910	$259,782
12/31/18	$264,291	$269,094	$262,300
1/31/19	$266,775	$271,128	$264,318
2/28/19	$268,137	$272,580	$265,269
3/31/19	$271,168	$276,889	$267,555
4/30/19	$271,552	$277,929	$267,765
5/31/19	$275,352	$281,761	$270,738
6/30/19	$276,498	$282,801	$271,738
7/31/19	$278,710	$285,081	$273,795
8/31/19	$281,741	$289,577	$275,829
9/30/19	$279,452	$287,256	$273,788
10/31/19	$279,590	$287,771	$274,604
11/30/19	$280,019	$288,491	$275,226
12/31/19	$280,682	$289,371	$275,913
1/31/20	$284,830	$294,570	$279,183
2/29/20	$287,401	$298,369	$280,973
3/31/20	$278,748	$287,546	$275,044
4/30/20	$277,310	$283,938	$274,476
5/31/20	$286,022	$292,970	$281,999
6/30/20	$286,459	$295,381	$282,539
7/31/20	$289,857	$300,356	$285,694
8/31/20	$288,897	$298,947	$284,902
9/30/20	$288,777	$299,010	$284,927
10/31/20	$288,107	$298,112	$284,308
11/30/20	$290,665	$302,611	$286,581
12/31/20	$291,221	$304,454	$287,276
1/31/21	$292,051	$306,394	$288,014
2/28/21	$288,066	$301,526	$284,578
3/31/21	$288,923	$303,386	$285,646
4/30/21	$290,642	$305,930	$287,020
5/31/21	$290,674	$306,843	$287,094
6/30/21	$291,019	$307,686	$287,189
7/31/21	$292,992	$310,238	$288,946
8/31/21	$292,754	$309,099	$288,638
9/30/21	$290,899	$306,868	$287,048
10/31/21	$290,664	$305,971	$286,343
11/30/21	$291,543	$308,576	$287,306
12/31/21	$291,879	$309,074	$287,734
1/31/22	$285,812	$300,613	$280,901
2/28/22	$284,790	$299,536	$280,142
3/31/22	$278,757	$289,826	$273,638
4/30/22	$273,064	$281,810	$268,888
5/31/22	$276,205	$285,996	$272,968
6/30/22	$274,396	$281,312	$271,773
7/31/22	$279,225	$288,745	$277,116
8/31/22	$275,424	$282,416	$272,980
9/30/22	$268,314	$271,577	$265,884
10/31/22	$267,844	$269,319	$265,358
11/30/22	$275,238	$281,916	$273,039
12/31/22	$276,217	$282,723	$274,286
1/31/23	$281,361	$290,844	$279,634
2/28/23	$276,485	$284,267	$274,523
3/31/23	$281,427	$290,575	$279,479
4/30/23	$280,694	$289,911	$278,323
5/31/23	$278,006	$287,398	$275,996
6/30/23	$279,892	$290,277	$278,026
7/31/23	$280,282	$291,426	$278,900
8/31/23	$279,013	$287,230	$277,029
9/30/23	$275,232	$278,812	$272,057
10/31/23	$274,019	$276,439	$271,155
11/30/23	$283,939	$293,988	$281,897
12/31/23	$288,783	$300,821	$286,563
1/31/24	$288,165	$299,285	$285,782
2/29/24	$288,166	$299,669	$285,871
3/31/24	$288,131	$299,659	$285,360
4/30/24	$286,096	$295,948	$282,746
5/31/24	$284,658	$295,080	$280,764
6/30/24	$287,494	$299,603	$283,828
7/31/24	$289,803	$302,334	$286,276
8/31/24	$292,453	$304,718	$289,523
9/30/24	$294,491	$307,730	$291,872
10/31/24	$291,030	$303,243	$288,569
11/30/24	$293,999	$308,481	$291,368
12/31/24	$291,674	$303,990	$288,947
1/31/25	$292,912	$305,514	$290,024
2/28/25	$295,606	$308,543	$293,032
3/31/25	$292,943	$303,314	$290,194

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/7/15
Institutional Class	1.67%	1.00%	1.72%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.10%
Bloomberg California 1-10 Year (1-12) Municipal Securities Index	1.69%	1.08%	1.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 25,782,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 51,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$25,782
# of Portfolio Holdings	66
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$51
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	25.2%
Lease (Abatement)	23.4%
Health, Hospital & Nursing Home Revenue	7.8%
Port, Airport & Marina Revenue	6.7%
Tax Increment/Allocation Revenue	5.5%
Special Tax	4.9%
General Fund	4.3%
Water Revenue	4.2%
Local or Guaranteed Housing	3.3%
College & University Revenue	2.6%
Private Schools	2.2%
Other Investments	5.8%
Short-Term Instruments	0.5%
Affiliated Investments	4.8%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. PIMCO has provided notice terminating the current fee waiver agreement for the Fund, effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Fund’s Board of Trustees has approved, a new fee waiver agreement for the Fund that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for the Fund by 0.11% of the average daily net assets attributable to the Fund. The New Fee Waiver Agreement will not automatically renew at the end of its term and shall expire after August 31, 2025.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. PIMCO has provided notice terminating the current fee waiver agreement for the Fund, effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Fund’s Board of Trustees has approved, a new fee waiver agreement for the Fund that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for the Fund by 0.11% of the average daily net assets attributable to the Fund. The New Fee Waiver Agreement will not automatically renew at the end of its term and shall expire after August 31, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000207236
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/15	$250,000	$250,000	$250,000
4/30/15	$249,602	$248,688	$248,619
5/31/15	$249,716	$248,001	$248,050
6/30/15	$249,614	$247,775	$247,851
7/31/15	$251,037	$249,570	$249,709
8/31/15	$251,738	$250,060	$250,405
9/30/15	$252,943	$251,872	$252,137
10/31/15	$253,954	$252,873	$253,059
11/30/15	$254,920	$253,878	$254,043
12/31/15	$256,144	$255,662	$255,961
1/31/16	$257,634	$258,712	$258,770
2/29/16	$257,764	$259,119	$259,190
3/31/16	$258,430	$259,940	$260,059
4/30/16	$259,330	$261,852	$262,022
5/31/16	$260,000	$262,560	$262,778
6/30/16	$261,914	$266,737	$266,942
7/31/16	$261,798	$266,900	$267,058
8/31/16	$262,683	$267,260	$267,505
9/30/16	$261,762	$265,926	$265,871
10/31/16	$261,127	$263,136	$262,773
11/30/16	$256,119	$253,322	$252,642
12/31/16	$256,957	$256,296	$255,614
1/31/17	$257,642	$257,986	$257,616
2/28/17	$258,530	$259,777	$259,116
3/31/17	$258,969	$260,341	$259,622
4/30/17	$259,912	$262,230	$261,442
5/31/17	$262,175	$266,392	$265,802
6/30/17	$262,333	$265,437	$264,916
7/31/17	$263,541	$267,584	$267,248
8/31/17	$264,761	$269,621	$268,893
9/30/17	$264,663	$268,250	$267,637
10/31/17	$264,860	$268,904	$268,506
11/30/17	$263,987	$267,465	$267,067
12/31/17	$265,840	$270,260	$269,993
1/31/18	$265,513	$267,078	$266,763
2/28/18	$265,385	$266,280	$265,901
3/31/18	$265,366	$267,263	$267,096
4/30/18	$265,076	$266,309	$266,016
5/31/18	$267,206	$269,359	$269,599
6/30/18	$267,714	$269,589	$269,685
7/31/18	$268,251	$270,243	$270,323
8/31/18	$268,808	$270,937	$271,164
9/30/18	$267,744	$269,183	$269,087
10/31/18	$266,991	$267,525	$267,236
11/30/18	$268,657	$270,486	$270,017
12/31/18	$270,693	$273,725	$272,991
1/31/19	$272,141	$275,794	$274,773
2/28/19	$272,969	$277,271	$276,134
3/31/19	$275,775	$281,654	$280,673
4/30/19	$276,662	$282,712	$281,897
5/31/19	$279,195	$286,610	$286,033
6/30/19	$280,045	$287,668	$287,010
7/31/19	$281,468	$289,987	$289,408
8/31/19	$283,728	$294,561	$294,098
9/30/19	$282,348	$292,200	$291,911
10/31/19	$282,911	$292,723	$292,425
11/30/19	$283,531	$293,455	$293,088
12/31/19	$284,383	$294,351	$293,931
1/31/20	$286,913	$299,640	$299,196
2/29/20	$288,873	$303,504	$303,070
3/31/20	$283,313	$292,495	$292,487
4/30/20	$282,211	$288,824	$289,357
5/31/20	$286,442	$298,012	$299,158
6/30/20	$286,764	$300,465	$300,877
7/31/20	$288,810	$305,525	$306,047
8/31/20	$288,545	$304,092	$304,015
9/30/20	$288,636	$304,156	$303,930
10/31/20	$289,241	$303,242	$303,094
11/30/20	$291,480	$307,819	$307,770
12/31/20	$291,979	$309,694	$309,056
1/31/21	$293,024	$311,667	$310,529
2/28/21	$292,178	$306,715	$304,890
3/31/21	$293,568	$308,607	$306,989
4/30/21	$295,014	$311,195	$309,433
5/31/21	$295,802	$312,124	$310,281
6/30/21	$296,062	$312,981	$311,090
7/31/21	$296,906	$315,577	$313,679
8/31/21	$296,545	$314,418	$312,620
9/30/21	$296,201	$312,149	$310,313
10/31/21	$296,521	$311,237	$309,435
11/30/21	$297,036	$313,886	$312,204
12/31/21	$297,084	$314,393	$312,815
1/31/22	$293,496	$305,787	$303,539
2/28/22	$292,897	$304,691	$302,622
3/31/22	$289,619	$294,814	$292,551
4/30/22	$286,093	$286,660	$284,068
5/31/22	$288,953	$290,918	$288,863
6/30/22	$286,906	$286,153	$284,383
7/31/22	$291,320	$293,714	$292,403
8/31/22	$287,235	$287,277	$286,144
9/30/22	$280,551	$276,251	$275,567
10/31/22	$278,807	$273,953	$273,771
11/30/22	$288,403	$286,767	$286,352
12/31/22	$288,624	$287,588	$287,273
1/31/23	$294,654	$295,849	$295,030
2/28/23	$290,324	$289,159	$288,323
3/31/23	$294,713	$295,575	$294,607
4/30/23	$294,814	$294,900	$293,864
5/31/23	$293,765	$292,344	$291,407
6/30/23	$295,795	$295,273	$294,295
7/31/23	$296,509	$296,441	$295,485
8/31/23	$293,972	$292,173	$292,071
9/30/23	$288,113	$283,610	$283,683
10/31/23	$284,617	$281,197	$281,226
11/30/23	$298,898	$299,047	$298,417
12/31/23	$305,248	$305,998	$305,152
1/31/24	$305,123	$304,435	$303,911
2/29/24	$305,658	$304,826	$304,251
3/31/24	$305,552	$304,816	$303,873
4/30/24	$303,295	$301,041	$299,988
5/31/24	$303,868	$300,158	$299,072
6/30/24	$307,477	$304,759	$303,270
7/31/24	$309,871	$307,537	$305,970
8/31/24	$311,411	$309,962	$308,528
9/30/24	$314,444	$313,026	$311,671
10/31/24	$310,906	$308,461	$307,425
11/30/24	$315,289	$313,790	$312,298
12/31/24	$312,034	$309,222	$308,272
1/31/25	$311,659	$310,771	$308,699
2/28/25	$314,452	$313,853	$312,125
3/31/25	$310,476	$308,534	$306,799

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.61%	1.85%	2.19%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California Municipal Bond Index	0.96%	0.96%	2.07%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 247,430,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 979,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$247,430
# of Portfolio Holdings	117
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$979
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	33.0%
Lease (Abatement)	14.9%
Port, Airport & Marina Revenue	9.9%
Health, Hospital & Nursing Home Revenue	7.0%
Local or Guaranteed Housing	4.9%
Lease (Appropriation)	3.4%
Lease (Non-Terminable)	3.1%
Electric Power & Light Revenue	2.8%
College & University Revenue	2.4%
Water Revenue	2.0%
Miscellaneous Taxes	1.8%
Other Investments	7.5%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective August 1, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.03%. The advisory fee decrease resulted in the management fees decreasing by 0.03% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.40% per annum. In addition, the Fund's contractual advisory fee waiver agreement to waive 0.03% of the average daily net assets of the Fund, in effect through July 31, 2024, was not renewed.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. Effective August 1, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.03%. The advisory fee decrease resulted in the management fees decreasing by 0.03% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.40% per annum. In addition, the Fund's contractual advisory fee waiver agreement to waive 0.03% of the average daily net assets of the Fund, in effect through July 31, 2024, was not renewed.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000035573
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,769	$9,948	$10,001
5/31/15	$9,743	$9,920	$10,002
6/30/15	$9,747	$9,911	$10,004
7/31/15	$9,770	$9,983	$10,016
8/31/15	$9,773	$10,002	$10,031
9/30/15	$9,788	$10,075	$10,042
10/31/15	$9,802	$10,115	$10,053
11/30/15	$9,787	$10,155	$10,040
12/31/15	$9,794	$10,226	$10,037
1/31/16	$9,828	$10,348	$10,065
2/29/16	$9,854	$10,365	$10,079
3/31/16	$9,829	$10,398	$10,065
4/30/16	$9,845	$10,474	$10,075
5/31/16	$9,839	$10,502	$10,080
6/30/16	$9,874	$10,669	$10,098
7/31/16	$9,888	$10,676	$10,115
8/31/16	$9,883	$10,690	$10,100
9/30/16	$9,859	$10,637	$10,077
10/31/16	$9,843	$10,525	$10,087
11/30/16	$9,739	$10,133	$10,037
12/31/16	$9,744	$10,252	$10,057
1/31/17	$9,789	$10,319	$10,097
2/28/17	$9,827	$10,391	$10,127
3/31/17	$9,823	$10,414	$10,123
4/30/17	$9,839	$10,489	$10,139
5/31/17	$9,885	$10,656	$10,159
6/30/17	$9,873	$10,617	$10,147
7/31/17	$9,901	$10,703	$10,172
8/31/17	$9,938	$10,785	$10,192
9/30/17	$9,916	$10,730	$10,179
10/31/17	$9,914	$10,756	$10,179
11/30/17	$9,851	$10,699	$10,126
12/31/17	$9,869	$10,810	$10,134
1/31/18	$9,866	$10,683	$10,165
2/28/18	$9,866	$10,651	$10,183
3/31/18	$9,863	$10,691	$10,175
4/30/18	$9,842	$10,652	$10,165
5/31/18	$9,881	$10,774	$10,202
6/30/18	$9,901	$10,784	$10,233
7/31/18	$9,920	$10,810	$10,254
8/31/18	$9,921	$10,837	$10,253
9/30/18	$9,900	$10,767	$10,229
10/31/18	$9,890	$10,701	$10,237
11/30/18	$9,922	$10,819	$10,265
12/31/18	$9,962	$10,949	$10,300
1/31/19	$9,994	$11,032	$10,326
2/28/19	$10,017	$11,091	$10,342
3/31/19	$10,049	$11,266	$10,370
4/30/19	$10,061	$11,308	$10,379
5/31/19	$10,103	$11,464	$10,415
6/30/19	$10,124	$11,507	$10,443
7/31/19	$10,165	$11,599	$10,473
8/31/19	$10,186	$11,782	$10,487
9/30/19	$10,165	$11,688	$10,464
10/31/19	$10,175	$11,709	$10,494
11/30/19	$10,184	$11,738	$10,512
12/31/19	$10,203	$11,774	$10,523
1/31/20	$10,242	$11,986	$10,554
2/29/20	$10,272	$12,140	$10,571
3/31/20	$10,128	$11,700	$10,524
4/30/20	$10,095	$11,553	$10,561
5/31/20	$10,225	$11,920	$10,665
6/30/20	$10,253	$12,019	$10,656
7/31/20	$10,301	$12,221	$10,674
8/31/20	$10,296	$12,164	$10,675
9/30/20	$10,303	$12,166	$10,680
10/31/20	$10,298	$12,130	$10,672
11/30/20	$10,325	$12,313	$10,681
12/31/20	$10,341	$12,388	$10,685
1/31/21	$10,356	$12,467	$10,698
2/28/21	$10,312	$12,269	$10,694
3/31/21	$10,328	$12,344	$10,697
4/30/21	$10,345	$12,448	$10,703
5/31/21	$10,351	$12,485	$10,708
6/30/21	$10,347	$12,519	$10,705
7/31/21	$10,362	$12,623	$10,718
8/31/21	$10,357	$12,577	$10,715
9/30/21	$10,331	$12,486	$10,701
10/31/21	$10,314	$12,449	$10,700
11/30/21	$10,319	$12,555	$10,703
12/31/21	$10,315	$12,576	$10,700
1/31/22	$10,216	$12,231	$10,625
2/28/22	$10,181	$12,188	$10,613
3/31/22	$10,072	$11,793	$10,527
4/30/22	$9,975	$11,466	$10,488
5/31/22	$10,035	$11,637	$10,569
6/30/22	$10,013	$11,446	$10,572
7/31/22	$10,095	$11,749	$10,618
8/31/22	$10,011	$11,491	$10,548
9/30/22	$9,919	$11,050	$10,452
10/31/22	$9,900	$10,958	$10,469
11/30/22	$10,050	$11,471	$10,594
12/31/22	$10,066	$11,504	$10,586
1/31/23	$10,164	$11,834	$10,673
2/28/23	$10,085	$11,566	$10,580
3/31/23	$10,175	$11,823	$10,687
4/30/23	$10,159	$11,796	$10,659
5/31/23	$10,134	$11,694	$10,650
6/30/23	$10,174	$11,811	$10,700
7/31/23	$10,190	$11,858	$10,717
8/31/23	$10,177	$11,687	$10,738
9/30/23	$10,102	$11,344	$10,687
10/31/23	$10,089	$11,248	$10,708
11/30/23	$10,302	$11,962	$10,868
12/31/23	$10,409	$12,240	$10,923
1/31/24	$10,406	$12,177	$10,925
2/29/24	$10,427	$12,193	$10,937
3/31/24	$10,426	$12,193	$10,930
4/30/24	$10,405	$12,042	$10,932
5/31/24	$10,395	$12,006	$10,957
6/30/24	$10,471	$12,190	$11,014
7/31/24	$10,538	$12,301	$11,082
8/31/24	$10,618	$12,398	$11,157
9/30/24	$10,662	$12,521	$11,192
10/31/24	$10,607	$12,338	$11,163
11/30/24	$10,672	$12,552	$11,204
12/31/24	$10,638	$12,369	$11,204
1/31/25	$10,660	$12,431	$11,249
2/28/25	$10,725	$12,554	$11,293
3/31/25	$10,679	$12,341	$11,302

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.42%	1.07%	0.89%
Class A (including sales charge)	0.12%	0.61%	0.66%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California 1 Year Municipal Bond Index	3.40%	1.44%	1.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 139,906,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$139,906
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	12.6%
Health, Hospital & Nursing Home Revenue	9.9%
General Fund	9.2%
Highway Revenue Tolls	7.7%
Port, Airport & Marina Revenue	7.0%
Water Revenue	6.9%
Electric Power & Light Revenue	6.2%
Local or Guaranteed Housing	5.7%
Tobacco Settlement Funded	4.3%
College & University Revenue	4.2%
Lease (Abatement)	4.1%
Other Investments	15.0%
Short-Term Instruments	2.3%
Affiliated Investments	3.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000035571
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,736	$994,753	$1,000,111
5/31/15	$997,377	$992,005	$1,000,235
6/30/15	$998,097	$991,101	$1,000,427
7/31/15	$1,000,841	$998,280	$1,001,572
8/31/15	$1,001,502	$1,000,240	$1,003,130
9/30/15	$1,003,300	$1,007,486	$1,004,247
10/31/15	$1,005,088	$1,011,492	$1,005,307
11/30/15	$1,003,857	$1,015,513	$1,004,004
12/31/15	$1,004,944	$1,022,648	$1,003,655
1/31/16	$1,008,778	$1,034,850	$1,006,460
2/29/16	$1,011,745	$1,036,478	$1,007,915
3/31/16	$1,009,556	$1,039,761	$1,006,503
4/30/16	$1,011,495	$1,047,406	$1,007,504
5/31/16	$1,011,266	$1,050,239	$1,008,009
6/30/16	$1,015,177	$1,066,947	$1,009,807
7/31/16	$1,016,972	$1,067,598	$1,011,459
8/31/16	$1,016,793	$1,069,039	$1,010,010
9/30/16	$1,014,649	$1,063,703	$1,007,733
10/31/16	$1,013,375	$1,052,544	$1,008,733
11/30/16	$1,003,002	$1,013,289	$1,003,656
12/31/16	$1,003,848	$1,025,185	$1,005,720
1/31/17	$1,008,824	$1,031,944	$1,009,672
2/28/17	$1,012,989	$1,039,109	$1,012,673
3/31/17	$1,012,974	$1,041,365	$1,012,346
4/30/17	$1,014,970	$1,048,921	$1,013,868
5/31/17	$1,020,091	$1,065,568	$1,015,882
6/30/17	$1,019,215	$1,061,747	$1,014,666
7/31/17	$1,022,352	$1,070,337	$1,017,180
8/31/17	$1,026,573	$1,078,482	$1,019,221
9/30/17	$1,024,665	$1,072,999	$1,017,874
10/31/17	$1,024,711	$1,075,618	$1,017,941
11/30/17	$1,018,588	$1,069,859	$1,012,612
12/31/17	$1,020,769	$1,081,041	$1,013,377
1/31/18	$1,020,859	$1,068,314	$1,016,453
2/28/18	$1,021,091	$1,065,122	$1,018,307
3/31/18	$1,021,234	$1,069,053	$1,017,512
4/30/18	$1,019,378	$1,065,238	$1,016,520
5/31/18	$1,023,761	$1,077,436	$1,020,164
6/30/18	$1,026,153	$1,078,356	$1,023,316
7/31/18	$1,028,476	$1,080,972	$1,025,384
8/31/18	$1,028,919	$1,083,748	$1,025,286
9/30/18	$1,027,037	$1,076,732	$1,022,854
10/31/18	$1,026,348	$1,070,102	$1,023,672
11/30/18	$1,030,016	$1,081,946	$1,026,475
12/31/18	$1,034,598	$1,094,900	$1,030,019
1/31/19	$1,038,180	$1,103,177	$1,032,568
2/28/19	$1,040,904	$1,109,084	$1,034,240
3/31/19	$1,044,594	$1,126,616	$1,037,020
4/30/19	$1,046,184	$1,130,850	$1,037,853
5/31/19	$1,050,973	$1,146,440	$1,041,504
6/30/19	$1,053,421	$1,150,673	$1,044,299
7/31/19	$1,058,051	$1,159,947	$1,047,273
8/31/19	$1,060,644	$1,178,243	$1,048,708
9/30/19	$1,058,774	$1,168,798	$1,046,412
10/31/19	$1,060,135	$1,170,893	$1,049,413
11/30/19	$1,061,471	$1,173,821	$1,051,161
12/31/19	$1,063,812	$1,177,405	$1,052,258
1/31/20	$1,068,293	$1,198,559	$1,055,382
2/29/20	$1,071,688	$1,214,015	$1,057,085
3/31/20	$1,056,973	$1,169,979	$1,052,427
4/30/20	$1,053,892	$1,155,296	$1,056,087
5/31/20	$1,067,876	$1,192,047	$1,066,478
6/30/20	$1,071,131	$1,201,858	$1,065,579
7/31/20	$1,076,532	$1,222,100	$1,067,387
8/31/20	$1,076,379	$1,216,366	$1,067,481
9/30/20	$1,077,394	$1,216,624	$1,067,985
10/31/20	$1,077,309	$1,212,970	$1,067,153
11/30/20	$1,080,434	$1,231,274	$1,068,125
12/31/20	$1,082,522	$1,238,775	$1,068,482
1/31/21	$1,084,459	$1,246,669	$1,069,819
2/28/21	$1,080,157	$1,226,861	$1,069,392
3/31/21	$1,082,191	$1,234,427	$1,069,750
4/30/21	$1,084,371	$1,244,781	$1,070,342
5/31/21	$1,085,363	$1,248,495	$1,070,809
6/30/21	$1,085,270	$1,251,923	$1,070,465
7/31/21	$1,087,287	$1,262,306	$1,071,770
8/31/21	$1,087,044	$1,257,674	$1,071,512
9/30/21	$1,084,674	$1,248,597	$1,070,134
10/31/21	$1,083,329	$1,244,947	$1,070,035
11/30/21	$1,084,215	$1,255,545	$1,070,273
12/31/21	$1,084,161	$1,257,570	$1,070,024
1/31/22	$1,074,050	$1,223,147	$1,062,520
2/28/22	$1,070,725	$1,218,765	$1,061,312
3/31/22	$1,059,600	$1,179,256	$1,052,651
4/30/22	$1,049,763	$1,146,639	$1,048,762
5/31/22	$1,056,467	$1,163,672	$1,056,936
6/30/22	$1,054,467	$1,144,613	$1,057,162
7/31/22	$1,063,470	$1,174,856	$1,061,836
8/31/22	$1,055,018	$1,149,107	$1,054,761
9/30/22	$1,045,612	$1,105,003	$1,045,242
10/31/22	$1,043,954	$1,095,814	$1,046,910
11/30/22	$1,060,145	$1,147,069	$1,059,370
12/31/22	$1,062,234	$1,150,353	$1,058,586
1/31/23	$1,072,932	$1,183,397	$1,067,290
2/28/23	$1,064,935	$1,156,638	$1,058,045
3/31/23	$1,074,826	$1,182,301	$1,068,667
4/30/23	$1,073,431	$1,179,600	$1,065,903
5/31/23	$1,071,096	$1,169,378	$1,064,961
6/30/23	$1,075,699	$1,181,092	$1,069,959
7/31/23	$1,077,776	$1,185,764	$1,071,697
8/31/23	$1,076,812	$1,168,693	$1,073,791
9/30/23	$1,069,168	$1,134,441	$1,068,721
10/31/23	$1,068,159	$1,124,787	$1,070,810
11/30/23	$1,091,050	$1,196,190	$1,086,834
12/31/23	$1,102,747	$1,223,991	$1,092,341
1/31/24	$1,102,835	$1,217,740	$1,092,487
2/29/24	$1,105,409	$1,219,304	$1,093,681
3/31/24	$1,105,704	$1,219,266	$1,092,992
4/30/24	$1,103,750	$1,204,165	$1,093,226
5/31/24	$1,103,129	$1,200,633	$1,095,741
6/30/24	$1,111,536	$1,219,036	$1,101,352
7/31/24	$1,119,061	$1,230,147	$1,108,223
8/31/24	$1,127,903	$1,239,849	$1,115,668
9/30/24	$1,132,936	$1,252,103	$1,119,175
10/31/24	$1,127,450	$1,233,846	$1,116,304
11/30/24	$1,134,762	$1,255,160	$1,120,359
12/31/24	$1,131,612	$1,236,886	$1,120,352
1/31/25	$1,134,246	$1,243,085	$1,124,850
2/28/25	$1,141,596	$1,255,411	$1,129,304
3/31/25	$1,137,040	$1,234,135	$1,130,174

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.83%	1.47%	1.29%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California 1 Year Municipal Bond Index	3.40%	1.44%	1.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 139,906,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$139,906
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	12.6%
Health, Hospital & Nursing Home Revenue	9.9%
General Fund	9.2%
Highway Revenue Tolls	7.7%
Port, Airport & Marina Revenue	7.0%
Water Revenue	6.9%
Electric Power & Light Revenue	6.2%
Local or Guaranteed Housing	5.7%
Tobacco Settlement Funded	4.3%
College & University Revenue	4.2%
Lease (Abatement)	4.1%
Other Investments	15.0%
Short-Term Instruments	2.3%
Affiliated Investments	3.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064166
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PCDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,654	$994,753	$1,000,111
5/31/15	$997,211	$992,005	$1,000,235
6/30/15	$997,849	$991,101	$1,000,427
7/31/15	$1,000,503	$998,280	$1,001,572
8/31/15	$1,001,084	$1,000,240	$1,003,130
9/30/15	$1,002,800	$1,007,486	$1,004,247
10/31/15	$1,004,499	$1,011,492	$1,005,307
11/30/15	$1,003,190	$1,015,513	$1,004,004
12/31/15	$1,004,182	$1,022,648	$1,003,655
1/31/16	$1,007,936	$1,034,850	$1,006,460
2/29/16	$1,010,820	$1,036,478	$1,007,915
3/31/16	$1,008,548	$1,039,761	$1,006,503
4/30/16	$1,010,401	$1,047,406	$1,007,504
5/31/16	$1,010,088	$1,050,239	$1,008,009
6/30/16	$1,013,911	$1,066,947	$1,009,807
7/31/16	$1,015,618	$1,067,598	$1,011,459
8/31/16	$1,015,352	$1,069,039	$1,010,010
9/30/16	$1,013,122	$1,063,703	$1,007,733
10/31/16	$1,011,768	$1,052,544	$1,008,733
11/30/16	$1,001,327	$1,013,289	$1,003,656
12/31/16	$1,002,080	$1,025,185	$1,005,720
1/31/17	$1,006,969	$1,031,944	$1,009,672
2/28/17	$1,011,049	$1,039,109	$1,012,673
3/31/17	$1,010,943	$1,041,365	$1,012,346
4/30/17	$1,012,857	$1,048,921	$1,013,868
5/31/17	$1,017,882	$1,065,568	$1,015,882
6/30/17	$1,016,919	$1,061,747	$1,014,666
7/31/17	$1,019,969	$1,070,337	$1,017,180
8/31/17	$1,024,092	$1,078,482	$1,019,221
9/30/17	$1,022,102	$1,072,999	$1,017,874
10/31/17	$1,022,064	$1,075,618	$1,017,941
11/30/17	$1,015,874	$1,069,859	$1,012,612
12/31/17	$1,017,959	$1,081,041	$1,013,377
1/31/18	$1,017,966	$1,068,314	$1,016,453
2/28/18	$1,018,118	$1,065,122	$1,018,307
3/31/18	$1,018,172	$1,069,053	$1,017,512
4/30/18	$1,016,241	$1,065,238	$1,016,520
5/31/18	$1,020,524	$1,077,436	$1,020,164
6/30/18	$1,022,820	$1,078,356	$1,023,316
7/31/18	$1,025,051	$1,080,972	$1,025,384
8/31/18	$1,025,397	$1,083,748	$1,025,286
9/30/18	$1,023,446	$1,076,732	$1,022,854
10/31/18	$1,022,673	$1,070,102	$1,023,672
11/30/18	$1,026,237	$1,081,946	$1,026,475
12/31/18	$1,030,719	$1,094,900	$1,030,019
1/31/19	$1,034,204	$1,103,177	$1,032,568
2/28/19	$1,036,838	$1,109,084	$1,034,240
3/31/19	$1,040,426	$1,126,616	$1,037,020
4/30/19	$1,041,925	$1,130,850	$1,037,853
5/31/19	$1,046,599	$1,146,440	$1,041,504
6/30/19	$1,048,956	$1,150,673	$1,044,299
7/31/19	$1,053,478	$1,159,947	$1,047,273
8/31/19	$1,055,965	$1,178,243	$1,048,708
9/30/19	$1,054,022	$1,168,798	$1,046,412
10/31/19	$1,055,288	$1,170,893	$1,049,413
11/30/19	$1,056,528	$1,173,821	$1,051,161
12/31/19	$1,058,769	$1,177,405	$1,052,258
1/31/20	$1,063,136	$1,198,559	$1,055,382
2/29/20	$1,066,434	$1,214,015	$1,057,085
3/31/20	$1,051,704	$1,169,979	$1,052,427
4/30/20	$1,048,552	$1,155,296	$1,056,087
5/31/20	$1,062,376	$1,192,047	$1,066,478
6/30/20	$1,065,527	$1,201,858	$1,065,579
7/31/20	$1,070,803	$1,222,100	$1,067,387
8/31/20	$1,070,566	$1,216,366	$1,067,481
9/30/20	$1,071,487	$1,216,624	$1,067,985
10/31/20	$1,071,309	$1,212,970	$1,067,153
11/30/20	$1,074,332	$1,231,274	$1,068,125
12/31/20	$1,076,308	$1,238,775	$1,068,482
1/31/21	$1,078,152	$1,246,669	$1,069,819
2/28/21	$1,073,792	$1,226,861	$1,069,392
3/31/21	$1,075,723	$1,234,427	$1,069,750
4/30/21	$1,077,795	$1,244,781	$1,070,342
5/31/21	$1,078,695	$1,248,495	$1,070,809
6/30/21	$1,078,514	$1,251,923	$1,070,465
7/31/21	$1,080,424	$1,262,306	$1,071,770
8/31/21	$1,080,094	$1,257,674	$1,071,512
9/30/21	$1,077,647	$1,248,597	$1,070,134
10/31/21	$1,076,220	$1,244,947	$1,070,035
11/30/21	$1,077,011	$1,255,545	$1,070,273
12/31/21	$1,076,861	$1,257,570	$1,070,024
1/31/22	$1,066,740	$1,223,147	$1,062,520
2/28/22	$1,063,358	$1,218,765	$1,061,312
3/31/22	$1,052,223	$1,179,256	$1,052,651
4/30/22	$1,042,364	$1,146,639	$1,048,762
5/31/22	$1,048,936	$1,163,672	$1,056,936
6/30/22	$1,046,865	$1,144,613	$1,057,162
7/31/22	$1,055,712	$1,174,856	$1,061,836
8/31/22	$1,047,233	$1,149,107	$1,054,761
9/30/22	$1,037,805	$1,105,003	$1,045,242
10/31/22	$1,036,076	$1,095,814	$1,046,910
11/30/22	$1,052,060	$1,147,069	$1,059,370
12/31/22	$1,054,037	$1,150,353	$1,058,586
1/31/23	$1,064,569	$1,183,397	$1,067,290
2/28/23	$1,056,553	$1,156,638	$1,058,045
3/31/23	$1,066,271	$1,182,301	$1,068,667
4/30/23	$1,064,806	$1,179,600	$1,065,903
5/31/23	$1,062,400	$1,169,378	$1,064,961
6/30/23	$1,066,873	$1,181,092	$1,069,959
7/31/23	$1,068,848	$1,185,764	$1,071,697
8/31/23	$1,067,801	$1,168,693	$1,073,791
9/30/23	$1,060,146	$1,134,441	$1,068,721
10/31/23	$1,059,056	$1,124,787	$1,070,810
11/30/23	$1,081,664	$1,196,190	$1,086,834
12/31/23	$1,093,166	$1,223,991	$1,092,341
1/31/24	$1,093,163	$1,217,740	$1,092,487
2/29/24	$1,095,628	$1,219,304	$1,093,681
3/31/24	$1,095,827	$1,219,266	$1,092,992
4/30/24	$1,093,802	$1,204,165	$1,093,226
5/31/24	$1,093,087	$1,200,633	$1,095,741
6/30/24	$1,101,334	$1,219,036	$1,101,352
7/31/24	$1,108,696	$1,230,147	$1,108,223
8/31/24	$1,117,354	$1,239,849	$1,115,668
9/30/24	$1,122,255	$1,252,103	$1,119,175
10/31/24	$1,116,726	$1,233,846	$1,116,304
11/30/24	$1,123,873	$1,255,160	$1,120,359
12/31/24	$1,120,657	$1,236,886	$1,120,352
1/31/25	$1,123,168	$1,243,085	$1,124,850
2/28/25	$1,130,360	$1,255,411	$1,129,304
3/31/25	$1,125,759	$1,234,135	$1,130,174

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.73%	1.37%	1.19%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg California 1 Year Municipal Bond Index	3.40%	1.44%	1.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 139,906,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$139,906
# of Portfolio Holdings	109
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	12.6%
Health, Hospital & Nursing Home Revenue	9.9%
General Fund	9.2%
Highway Revenue Tolls	7.7%
Port, Airport & Marina Revenue	7.0%
Water Revenue	6.9%
Electric Power & Light Revenue	6.2%
Local or Guaranteed Housing	5.7%
Tobacco Settlement Funded	4.3%
College & University Revenue	4.2%
Lease (Abatement)	4.1%
Other Investments	15.0%
Short-Term Instruments	2.3%
Affiliated Investments	3.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026680
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	PAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,915	$9,944	$10,197
5/31/15	$9,882	$9,903	$10,142
6/30/15	$9,689	$9,780	$9,971
7/31/15	$9,660	$9,877	$10,012
8/31/15	$9,404	$9,851	$9,904
9/30/15	$9,020	$9,909	$9,767
10/31/15	$9,444	$9,941	$10,076
11/30/15	$9,422	$9,946	$10,070
12/31/15	$9,132	$9,919	$9,919
1/31/16	$9,020	$10,064	$9,899
2/29/16	$9,188	$10,161	$10,099
3/31/16	$9,633	$10,244	$10,436
4/30/16	$9,893	$10,262	$10,636
5/31/16	$9,856	$10,305	$10,604
6/30/16	$10,272	$10,501	$10,999
7/31/16	$10,477	$10,564	$11,171
8/31/16	$10,684	$10,559	$11,371
9/30/16	$10,734	$10,557	$11,410
10/31/16	$10,668	$10,455	$11,243
11/30/16	$10,236	$10,282	$10,775
12/31/16	$10,451	$10,311	$10,929
1/31/17	$10,600	$10,273	$11,086
2/28/17	$10,843	$10,361	$11,317
3/31/17	$10,920	$10,356	$11,356
4/30/17	$11,097	$10,426	$11,541
5/31/17	$11,183	$10,487	$11,637
6/30/17	$11,124	$10,458	$11,607
7/31/17	$11,239	$10,492	$11,683
8/31/17	$11,421	$10,588	$11,885
9/30/17	$11,446	$10,539	$11,884
10/31/17	$11,489	$10,583	$11,905
11/30/17	$11,437	$10,600	$11,873
12/31/17	$11,514	$10,624	$11,948
1/31/18	$11,539	$10,548	$11,925
2/28/18	$11,345	$10,524	$11,691
3/31/18	$11,368	$10,611	$11,735
4/30/18	$11,236	$10,572	$11,563
5/31/18	$11,094	$10,611	$11,438
6/30/18	$10,974	$10,631	$11,323
7/31/18	$11,186	$10,634	$11,556
8/31/18	$10,929	$10,667	$11,334
9/30/18	$11,152	$10,626	$11,535
10/31/18	$10,901	$10,605	$11,277
11/30/18	$10,843	$10,657	$11,233
12/31/18	$10,993	$10,811	$11,397
1/31/19	$11,469	$10,925	$11,901
2/28/19	$11,554	$10,938	$11,975
3/31/19	$11,698	$11,134	$12,149
4/30/19	$11,705	$11,141	$12,163
5/31/19	$11,748	$11,301	$12,233
6/30/19	$12,144	$11,460	$12,605
7/31/19	$12,278	$11,550	$12,750
8/31/19	$12,266	$11,812	$12,820
9/30/19	$12,236	$11,757	$12,774
10/31/19	$12,317	$11,737	$12,821
11/30/19	$12,304	$11,723	$12,800
12/31/19	$12,581	$11,699	$13,041
1/31/20	$12,804	$11,910	$13,267
2/29/20	$12,719	$12,056	$13,160
3/31/20	$10,938	$11,868	$11,508
4/30/20	$11,160	$12,060	$11,761
5/31/20	$11,866	$12,095	$12,435
6/30/20	$12,224	$12,155	$12,797
7/31/20	$12,691	$12,288	$13,270
8/31/20	$12,761	$12,199	$13,310
9/30/20	$12,530	$12,243	$13,089
10/31/20	$12,538	$12,244	$13,074
11/30/20	$13,088	$12,314	$13,564
12/31/20	$13,353	$12,352	$13,807
1/31/21	$13,195	$12,286	$13,640
2/28/21	$12,870	$12,095	$13,290
3/31/21	$12,706	$12,047	$13,152
4/30/21	$13,011	$12,078	$13,404
5/31/21	$13,158	$12,105	$13,549
6/30/21	$13,249	$12,164	$13,669
7/31/21	$13,316	$12,316	$13,743
8/31/21	$13,457	$12,291	$13,869
9/30/21	$13,171	$12,175	$13,597
10/31/21	$13,101	$12,143	$13,605
11/30/21	$12,825	$12,230	$13,408
12/31/21	$13,036	$12,180	$13,599
1/31/22	$12,677	$11,989	$13,206
2/28/22	$11,976	$11,829	$12,479
3/31/22	$11,953	$11,574	$12,340
4/30/22	$11,299	$11,263	$11,663
5/31/22	$11,324	$11,248	$11,685
6/30/22	$10,602	$11,077	$11,038
7/31/22	$10,879	$11,359	$11,391
8/31/22	$10,754	$11,063	$11,258
9/30/22	$10,078	$10,707	$10,575
10/31/22	$10,050	$10,671	$10,583
11/30/22	$10,833	$10,943	$11,318
12/31/22	$10,862	$10,814	$11,361
1/31/23	$11,273	$11,063	$11,714
2/28/23	$10,995	$10,886	$11,456
3/31/23	$11,123	$11,128	$11,616
4/30/23	$11,158	$11,185	$11,675
5/31/23	$11,017	$11,141	$11,571
6/30/23	$11,311	$11,134	$11,794
7/31/23	$11,505	$11,138	$11,984
8/31/23	$11,348	$11,124	$11,817
9/30/23	$11,028	$10,932	$11,485
10/31/23	$10,945	$10,854	$11,318
11/30/23	$11,558	$11,228	$11,973
12/31/23	$12,131	$11,586	$12,549
1/31/24	$12,043	$11,564	$12,401
2/29/24	$12,132	$11,484	$12,486
3/31/24	$12,396	$11,588	$12,724
4/30/24	$12,151	$11,401	$12,468
5/31/24	$12,379	$11,502	$12,695
6/30/24	$12,437	$11,602	$12,779
7/31/24	$12,715	$11,826	$13,012
8/31/24	$12,972	$11,956	$13,316
9/30/24	$13,258	$12,094	$13,555
10/31/24	$12,981	$11,931	$13,311
11/30/24	$13,179	$12,072	$13,469
12/31/24	$13,026	$11,980	$13,268
1/31/25	$13,252	$12,026	$13,430
2/28/25	$13,503	$12,171	$13,652
3/31/25	$13,378	$12,120	$13,579

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.93%	4.11%	3.35%
Class A (including sales charge)	3.88%	3.32%	2.95%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,677,333,000
Holdings Count | Holding	1,493
Advisory Fees Paid, Amount	$ 7,496,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026682
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	PEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.31%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,295	$9,944	$10,197
5/31/15	$10,255	$9,903	$10,142
6/30/15	$10,048	$9,780	$9,971
7/31/15	$10,011	$9,877	$10,012
8/31/15	$9,739	$9,851	$9,904
9/30/15	$9,336	$9,909	$9,767
10/31/15	$9,768	$9,941	$10,076
11/30/15	$9,741	$9,946	$10,070
12/31/15	$9,434	$9,919	$9,919
1/31/16	$9,313	$10,064	$9,899
2/29/16	$9,481	$10,161	$10,099
3/31/16	$9,934	$10,244	$10,436
4/30/16	$10,195	$10,262	$10,636
5/31/16	$10,151	$10,305	$10,604
6/30/16	$10,573	$10,501	$10,999
7/31/16	$10,778	$10,564	$11,171
8/31/16	$10,983	$10,559	$11,371
9/30/16	$11,028	$10,557	$11,410
10/31/16	$10,954	$10,455	$11,243
11/30/16	$10,503	$10,282	$10,775
12/31/16	$10,717	$10,311	$10,929
1/31/17	$10,863	$10,273	$11,086
2/28/17	$11,105	$10,361	$11,317
3/31/17	$11,177	$10,356	$11,356
4/30/17	$11,352	$10,426	$11,541
5/31/17	$11,432	$10,487	$11,637
6/30/17	$11,365	$10,458	$11,607
7/31/17	$11,475	$10,492	$11,683
8/31/17	$11,654	$10,588	$11,885
9/30/17	$11,671	$10,539	$11,884
10/31/17	$11,708	$10,583	$11,905
11/30/17	$11,648	$10,600	$11,873
12/31/17	$11,719	$10,624	$11,948
1/31/18	$11,737	$10,548	$11,925
2/28/18	$11,533	$10,524	$11,691
3/31/18	$11,549	$10,611	$11,735
4/30/18	$11,408	$10,572	$11,563
5/31/18	$11,256	$10,611	$11,438
6/30/18	$11,128	$10,631	$11,323
7/31/18	$11,336	$10,634	$11,556
8/31/18	$11,067	$10,667	$11,334
9/30/18	$11,288	$10,626	$11,535
10/31/18	$11,026	$10,605	$11,277
11/30/18	$10,960	$10,657	$11,233
12/31/18	$11,105	$10,811	$11,397
1/31/19	$11,579	$10,925	$11,901
2/28/19	$11,659	$10,938	$11,975
3/31/19	$11,795	$11,134	$12,149
4/30/19	$11,796	$11,141	$12,163
5/31/19	$11,831	$11,301	$12,233
6/30/19	$12,223	$11,460	$12,605
7/31/19	$12,350	$11,550	$12,750
8/31/19	$12,329	$11,812	$12,820
9/30/19	$12,293	$11,757	$12,774
10/31/19	$12,366	$11,737	$12,821
11/30/19	$12,345	$11,723	$12,800
12/31/19	$12,616	$11,699	$13,041
1/31/20	$12,831	$11,910	$13,267
2/29/20	$12,738	$12,056	$13,160
3/31/20	$10,947	$11,868	$11,508
4/30/20	$11,162	$12,060	$11,761
5/31/20	$11,862	$12,095	$12,435
6/30/20	$12,212	$12,155	$12,797
7/31/20	$12,670	$12,288	$13,270
8/31/20	$12,733	$12,199	$13,310
9/30/20	$12,493	$12,243	$13,089
10/31/20	$12,494	$12,244	$13,074
11/30/20	$13,034	$12,314	$13,564
12/31/20	$13,289	$12,352	$13,807
1/31/21	$13,124	$12,286	$13,640
2/28/21	$12,792	$12,095	$13,290
3/31/21	$12,621	$12,047	$13,152
4/30/21	$12,916	$12,078	$13,404
5/31/21	$13,054	$12,105	$13,549
6/30/21	$13,137	$12,164	$13,669
7/31/21	$13,194	$12,316	$13,743
8/31/21	$13,326	$12,291	$13,869
9/30/21	$13,034	$12,175	$13,597
10/31/21	$12,956	$12,143	$13,605
11/30/21	$12,676	$12,230	$13,408
12/31/21	$12,876	$12,180	$13,599
1/31/22	$12,514	$11,989	$13,206
2/28/22	$11,814	$11,829	$12,479
3/31/22	$11,784	$11,574	$12,340
4/30/22	$11,132	$11,263	$11,663
5/31/22	$11,151	$11,248	$11,685
6/30/22	$10,432	$11,077	$11,038
7/31/22	$10,698	$11,359	$11,391
8/31/22	$10,569	$11,063	$11,258
9/30/22	$9,898	$10,707	$10,575
10/31/22	$9,864	$10,671	$10,583
11/30/22	$10,626	$10,943	$11,318
12/31/22	$10,648	$10,814	$11,361
1/31/23	$11,045	$11,063	$11,714
2/28/23	$10,765	$10,886	$11,456
3/31/23	$10,884	$11,128	$11,616
4/30/23	$10,912	$11,185	$11,675
5/31/23	$10,767	$11,141	$11,571
6/30/23	$11,047	$11,134	$11,794
7/31/23	$11,230	$11,138	$11,984
8/31/23	$11,070	$11,124	$11,817
9/30/23	$10,751	$10,932	$11,485
10/31/23	$10,663	$10,854	$11,318
11/30/23	$11,253	$11,228	$11,973
12/31/23	$11,803	$11,586	$12,549
1/31/24	$11,711	$11,564	$12,401
2/29/24	$11,791	$11,484	$12,486
3/31/24	$12,040	$11,588	$12,724
4/30/24	$11,795	$11,401	$12,468
5/31/24	$12,007	$11,502	$12,695
6/30/24	$12,057	$11,602	$12,779
7/31/24	$12,319	$11,826	$13,012
8/31/24	$12,559	$11,956	$13,316
9/30/24	$12,829	$12,094	$13,555
10/31/24	$12,553	$11,931	$13,311
11/30/24	$12,737	$12,072	$13,469
12/31/24	$12,581	$11,980	$13,268
1/31/25	$12,791	$12,026	$13,430
2/28/25	$13,025	$12,171	$13,652
3/31/25	$12,897	$12,120	$13,579

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	7.13%	3.33%	2.58%
Class C (including sales charge)	6.13%	3.33%	2.58%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,677,333,000
Holdings Count | Holding	1,493
Advisory Fees Paid, Amount	$ 7,496,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200456
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-3
Trading Symbol	PEBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,030,267	$994,409	$1,019,705
5/31/15	$1,027,115	$990,287	$1,014,239
6/30/15	$1,007,233	$978,046	$997,073
7/31/15	$1,004,419	$987,733	$1,001,161
8/31/15	$977,889	$985,063	$990,394
9/30/15	$938,135	$990,905	$976,716
10/31/15	$982,418	$994,119	$1,007,567
11/30/15	$980,378	$994,576	$1,006,987
12/31/15	$950,423	$991,885	$991,852
1/31/16	$938,858	$1,006,395	$989,881
2/29/16	$956,502	$1,016,068	$1,009,889
3/31/16	$1,003,044	$1,024,433	$1,043,580
4/30/16	$1,030,281	$1,026,173	$1,063,556
5/31/16	$1,026,605	$1,030,510	$1,060,384
6/30/16	$1,070,084	$1,050,127	$1,099,950
7/31/16	$1,091,726	$1,056,401	$1,117,060
8/31/16	$1,113,420	$1,055,863	$1,137,148
9/30/16	$1,118,909	$1,055,737	$1,141,003
10/31/16	$1,112,262	$1,045,500	$1,124,295
11/30/16	$1,067,376	$1,028,232	$1,077,460
12/31/16	$1,090,049	$1,031,050	$1,092,949
1/31/17	$1,105,707	$1,027,295	$1,108,648
2/28/17	$1,131,259	$1,036,089	$1,131,662
3/31/17	$1,139,536	$1,035,611	$1,135,591
4/30/17	$1,158,222	$1,042,634	$1,154,113
5/31/17	$1,167,376	$1,048,720	$1,163,686
6/30/17	$1,161,506	$1,045,784	$1,160,701
7/31/17	$1,173,646	$1,049,222	$1,168,337
8/31/17	$1,192,891	$1,058,784	$1,188,518
9/30/17	$1,195,713	$1,053,896	$1,188,360
10/31/17	$1,200,436	$1,058,341	$1,190,490
11/30/17	$1,195,209	$1,059,981	$1,187,318
12/31/17	$1,203,538	$1,062,350	$1,194,806
1/31/18	$1,206,281	$1,054,766	$1,192,461
2/28/18	$1,186,223	$1,052,388	$1,169,099
3/31/18	$1,188,859	$1,061,113	$1,173,498
4/30/18	$1,175,253	$1,057,165	$1,156,337
5/31/18	$1,160,587	$1,061,115	$1,143,803
6/30/18	$1,148,201	$1,063,093	$1,132,312
7/31/18	$1,170,511	$1,063,384	$1,155,644
8/31/18	$1,143,804	$1,066,652	$1,133,426
9/30/18	$1,167,424	$1,062,572	$1,153,463
10/31/18	$1,141,356	$1,060,496	$1,127,732
11/30/18	$1,135,435	$1,065,684	$1,123,305
12/31/18	$1,151,348	$1,081,078	$1,139,716
1/31/19	$1,201,481	$1,092,528	$1,190,075
2/28/19	$1,210,623	$1,093,841	$1,197,474
3/31/19	$1,225,825	$1,113,432	$1,214,863
4/30/19	$1,226,818	$1,114,096	$1,216,323
5/31/19	$1,231,577	$1,130,127	$1,223,292
6/30/19	$1,273,285	$1,145,973	$1,260,536
7/31/19	$1,287,612	$1,154,991	$1,275,033
8/31/19	$1,286,545	$1,181,184	$1,282,019
9/30/19	$1,283,658	$1,175,711	$1,277,400
10/31/19	$1,292,389	$1,173,681	$1,282,138
11/30/19	$1,291,246	$1,172,304	$1,280,032
12/31/19	$1,320,640	$1,169,901	$1,304,053
1/31/20	$1,344,306	$1,191,013	$1,326,748
2/29/20	$1,335,547	$1,205,590	$1,315,958
3/31/20	$1,148,786	$1,186,827	$1,150,752
4/30/20	$1,172,296	$1,206,040	$1,176,060
5/31/20	$1,246,743	$1,209,459	$1,243,510
6/30/20	$1,284,514	$1,215,495	$1,279,720
7/31/20	$1,333,919	$1,228,777	$1,327,011
8/31/20	$1,341,511	$1,219,873	$1,330,953
9/30/20	$1,317,381	$1,224,329	$1,308,927
10/31/20	$1,318,573	$1,224,418	$1,307,362
11/30/20	$1,376,589	$1,231,405	$1,356,382
12/31/20	$1,404,810	$1,235,188	$1,380,723
1/31/21	$1,388,412	$1,228,563	$1,363,973
2/28/21	$1,354,388	$1,209,452	$1,329,003
3/31/21	$1,337,358	$1,204,687	$1,315,211
4/30/21	$1,369,749	$1,207,836	$1,340,363
5/31/21	$1,385,507	$1,210,532	$1,354,879
6/30/21	$1,395,332	$1,216,436	$1,366,932
7/31/21	$1,402,657	$1,231,555	$1,374,339
8/31/21	$1,417,737	$1,229,087	$1,386,868
9/30/21	$1,387,880	$1,217,483	$1,359,662
10/31/21	$1,380,708	$1,214,299	$1,360,475
11/30/21	$1,351,876	$1,222,961	$1,340,753
12/31/21	$1,374,430	$1,218,001	$1,359,870
1/31/22	$1,336,829	$1,198,865	$1,320,582
2/28/22	$1,263,103	$1,182,918	$1,247,887
3/31/22	$1,260,881	$1,157,419	$1,233,959
4/30/22	$1,192,112	$1,126,312	$1,166,334
5/31/22	$1,195,055	$1,124,762	$1,168,539
6/30/22	$1,118,986	$1,107,692	$1,103,832
7/31/22	$1,148,460	$1,135,906	$1,139,122
8/31/22	$1,135,490	$1,106,252	$1,125,810
9/30/22	$1,064,355	$1,070,739	$1,057,450
10/31/22	$1,061,553	$1,067,074	$1,058,278
11/30/22	$1,144,450	$1,094,267	$1,131,826
12/31/22	$1,147,836	$1,081,352	$1,136,129
1/31/23	$1,191,528	$1,106,259	$1,171,441
2/28/23	$1,162,287	$1,088,614	$1,145,616
3/31/23	$1,176,113	$1,112,753	$1,161,649
4/30/23	$1,179,969	$1,118,482	$1,167,510
5/31/23	$1,165,260	$1,114,079	$1,157,129
6/30/23	$1,196,594	$1,113,414	$1,179,425
7/31/23	$1,217,323	$1,113,774	$1,198,395
8/31/23	$1,200,967	$1,112,375	$1,181,668
9/30/23	$1,167,340	$1,093,192	$1,148,457
10/31/23	$1,158,674	$1,085,430	$1,131,757
11/30/23	$1,223,795	$1,122,750	$1,197,323
12/31/23	$1,284,687	$1,158,631	$1,254,858
1/31/24	$1,275,630	$1,156,360	$1,240,078
2/29/24	$1,285,325	$1,148,426	$1,248,604
3/31/24	$1,313,497	$1,158,782	$1,272,371
4/30/24	$1,287,803	$1,140,124	$1,246,818
5/31/24	$1,312,199	$1,150,213	$1,269,540
6/30/24	$1,318,611	$1,160,193	$1,277,943
7/31/24	$1,348,353	$1,182,607	$1,301,240
8/31/24	$1,375,840	$1,195,560	$1,331,603
9/30/24	$1,406,431	$1,209,433	$1,355,466
10/31/24	$1,377,257	$1,193,067	$1,331,141
11/30/24	$1,398,587	$1,207,238	$1,346,943
12/31/24	$1,382,579	$1,197,974	$1,326,770
1/31/25	$1,406,841	$1,202,615	$1,343,047
2/28/25	$1,433,674	$1,217,096	$1,365,204
3/31/25	$1,420,724	$1,212,017	$1,357,896

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	8.16%	4.34%	3.57%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,677,333,000
Holdings Count | Holding	1,493
Advisory Fees Paid, Amount	$ 7,496,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026678
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	PEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,030,394	$994,409	$1,019,705
5/31/15	$1,027,372	$990,287	$1,014,239
6/30/15	$1,007,609	$978,046	$997,073
7/31/15	$1,004,922	$987,733	$1,001,161
8/31/15	$978,504	$985,063	$990,394
9/30/15	$938,844	$990,905	$976,716
10/31/15	$983,284	$994,119	$1,007,567
11/30/15	$981,363	$994,576	$1,006,987
12/31/15	$951,500	$991,885	$991,852
1/31/16	$940,041	$1,006,395	$989,881
2/29/16	$957,819	$1,016,068	$1,009,889
3/31/16	$1,004,549	$1,024,433	$1,043,580
4/30/16	$1,031,953	$1,026,173	$1,063,556
5/31/16	$1,028,401	$1,030,510	$1,060,384
6/30/16	$1,072,084	$1,050,127	$1,099,950
7/31/16	$1,093,905	$1,056,401	$1,117,060
8/31/16	$1,115,784	$1,055,863	$1,137,148
9/30/16	$1,121,421	$1,055,737	$1,141,003
10/31/16	$1,114,901	$1,045,500	$1,124,295
11/30/16	$1,070,041	$1,028,232	$1,077,460
12/31/16	$1,092,908	$1,031,050	$1,092,949
1/31/17	$1,108,748	$1,027,295	$1,108,648
2/28/17	$1,134,499	$1,036,089	$1,131,662
3/31/17	$1,142,944	$1,035,611	$1,135,591
4/30/17	$1,161,828	$1,042,634	$1,154,113
5/31/17	$1,171,158	$1,048,720	$1,163,686
6/30/17	$1,165,413	$1,045,784	$1,160,701
7/31/17	$1,177,743	$1,049,222	$1,168,337
8/31/17	$1,197,206	$1,058,784	$1,188,518
9/30/17	$1,200,186	$1,053,896	$1,188,360
10/31/17	$1,205,079	$1,058,341	$1,190,490
11/30/17	$1,199,980	$1,059,981	$1,187,318
12/31/17	$1,208,495	$1,062,350	$1,194,806
1/31/18	$1,211,403	$1,054,766	$1,192,461
2/28/18	$1,191,397	$1,052,388	$1,169,099
3/31/18	$1,194,196	$1,061,113	$1,173,498
4/30/18	$1,180,668	$1,057,165	$1,156,337
5/31/18	$1,166,119	$1,061,115	$1,143,803
6/30/18	$1,153,952	$1,063,093	$1,132,312
7/31/18	$1,176,549	$1,063,384	$1,155,644
8/31/18	$1,149,866	$1,066,652	$1,133,426
9/30/18	$1,173,738	$1,062,572	$1,153,463
10/31/18	$1,147,677	$1,060,496	$1,127,732
11/30/18	$1,141,871	$1,065,684	$1,123,305
12/31/18	$1,158,012	$1,081,078	$1,139,716
1/31/19	$1,208,575	$1,092,528	$1,190,075
2/28/19	$1,217,910	$1,093,841	$1,197,474
3/31/19	$1,233,373	$1,113,432	$1,214,863
4/30/19	$1,234,521	$1,114,096	$1,216,323
5/31/19	$1,239,467	$1,130,127	$1,223,292
6/30/19	$1,281,584	$1,145,973	$1,260,536
7/31/19	$1,296,163	$1,154,991	$1,275,033
8/31/19	$1,295,261	$1,181,184	$1,282,019
9/30/19	$1,292,501	$1,175,711	$1,277,400
10/31/19	$1,301,455	$1,173,681	$1,282,138
11/30/19	$1,300,460	$1,172,304	$1,280,032
12/31/19	$1,330,229	$1,169,901	$1,304,053
1/31/20	$1,354,241	$1,191,013	$1,326,748
2/29/20	$1,345,573	$1,205,590	$1,315,958
3/31/20	$1,157,559	$1,186,827	$1,150,752
4/30/20	$1,181,393	$1,206,040	$1,176,060
5/31/20	$1,256,573	$1,209,459	$1,243,510
6/30/20	$1,294,797	$1,215,495	$1,279,720
7/31/20	$1,344,781	$1,228,777	$1,327,011
8/31/20	$1,352,596	$1,219,873	$1,330,953
9/30/20	$1,328,432	$1,224,329	$1,308,927
10/31/20	$1,329,804	$1,224,418	$1,307,362
11/30/20	$1,388,476	$1,231,405	$1,356,382
12/31/20	$1,417,134	$1,235,188	$1,380,723
1/31/21	$1,400,754	$1,228,563	$1,363,973
2/28/21	$1,366,585	$1,209,452	$1,329,003
3/31/21	$1,349,572	$1,204,687	$1,315,211
4/30/21	$1,382,438	$1,207,836	$1,340,363
5/31/21	$1,398,506	$1,210,532	$1,354,879
6/30/21	$1,408,595	$1,216,436	$1,366,932
7/31/21	$1,416,174	$1,231,555	$1,374,339
8/31/21	$1,431,576	$1,229,087	$1,386,868
9/30/21	$1,401,608	$1,217,483	$1,359,662
10/31/21	$1,394,540	$1,214,299	$1,360,475
11/30/21	$1,365,588	$1,222,961	$1,340,753
12/31/21	$1,388,559	$1,218,001	$1,359,870
1/31/22	$1,350,733	$1,198,865	$1,320,582
2/28/22	$1,276,398	$1,182,918	$1,247,887
3/31/22	$1,274,310	$1,157,419	$1,233,959
4/30/22	$1,204,963	$1,126,312	$1,166,334
5/31/22	$1,208,081	$1,124,762	$1,168,539
6/30/22	$1,131,325	$1,107,692	$1,103,832
7/31/22	$1,161,269	$1,135,906	$1,139,122
8/31/22	$1,148,306	$1,106,252	$1,125,810
9/30/22	$1,076,514	$1,070,739	$1,057,450
10/31/22	$1,073,807	$1,067,074	$1,058,278
11/30/22	$1,157,800	$1,094,267	$1,131,826
12/31/22	$1,161,305	$1,081,352	$1,136,129
1/31/23	$1,205,648	$1,106,259	$1,171,441
2/28/23	$1,176,196	$1,088,614	$1,145,616
3/31/23	$1,190,341	$1,112,753	$1,161,649
4/30/23	$1,194,378	$1,118,482	$1,167,510
5/31/23	$1,179,638	$1,114,079	$1,157,129
6/30/23	$1,211,514	$1,113,414	$1,179,425
7/31/23	$1,232,645	$1,113,774	$1,198,395
8/31/23	$1,216,231	$1,112,375	$1,181,668
9/30/23	$1,182,327	$1,093,192	$1,148,457
10/31/23	$1,173,688	$1,085,430	$1,131,757
11/30/23	$1,239,803	$1,122,750	$1,197,323
12/31/23	$1,301,658	$1,158,631	$1,254,858
1/31/24	$1,292,640	$1,156,360	$1,240,078
2/29/24	$1,302,617	$1,148,426	$1,248,604
3/31/24	$1,331,325	$1,158,782	$1,272,371
4/30/24	$1,305,443	$1,140,124	$1,246,818
5/31/24	$1,330,355	$1,150,213	$1,269,540
6/30/24	$1,337,009	$1,160,193	$1,277,943
7/31/24	$1,367,336	$1,182,607	$1,301,240
8/31/24	$1,395,398	$1,195,560	$1,331,603
9/30/24	$1,426,586	$1,209,433	$1,355,466
10/31/24	$1,397,174	$1,193,067	$1,331,141
11/30/24	$1,418,990	$1,207,238	$1,346,943
12/31/24	$1,402,928	$1,197,974	$1,326,770
1/31/25	$1,427,732	$1,202,615	$1,343,047
2/28/25	$1,455,125	$1,217,096	$1,365,204
3/31/25	$1,442,154	$1,212,017	$1,357,896

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.32%	4.49%	3.73%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,677,333,000
Holdings Count | Holding	1,493
Advisory Fees Paid, Amount	$ 7,496,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064161
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-2
Trading Symbol	PEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Mexican external debt contributed to relative performance the J.P. Morgan Emerging Markets Bond Index (EMBI) Global ("Index"), as the price of select holdings depreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Legacy exposure to Russian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Senegalese external sovereign debt detracted from relative performance versus the Index, as the Senegalese sub-index underperformed the broader index

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,030,310	$994,409	$1,019,705
5/31/15	$1,027,202	$990,287	$1,014,239
6/30/15	$1,007,361	$978,046	$997,073
7/31/15	$1,004,584	$987,733	$1,001,161
8/31/15	$978,097	$985,063	$990,394
9/30/15	$938,375	$990,905	$976,716
10/31/15	$982,708	$994,119	$1,007,567
11/30/15	$980,710	$994,576	$1,006,987
12/31/15	$950,781	$991,885	$991,852
1/31/16	$939,259	$1,006,395	$989,881
2/29/16	$956,950	$1,016,068	$1,009,889
3/31/16	$1,003,556	$1,024,433	$1,043,580
4/30/16	$1,030,845	$1,026,173	$1,063,556
5/31/16	$1,027,213	$1,030,510	$1,060,384
6/30/16	$1,070,760	$1,050,127	$1,099,950
7/31/16	$1,092,462	$1,056,401	$1,117,060
8/31/16	$1,114,220	$1,055,863	$1,137,148
9/30/16	$1,119,744	$1,055,737	$1,141,003
10/31/16	$1,113,145	$1,045,500	$1,124,295
11/30/16	$1,068,269	$1,028,232	$1,077,460
12/31/16	$1,091,001	$1,031,050	$1,092,949
1/31/17	$1,106,724	$1,027,295	$1,108,648
2/28/17	$1,132,342	$1,036,089	$1,131,662
3/31/17	$1,140,669	$1,035,611	$1,135,591
4/30/17	$1,159,427	$1,042,634	$1,154,113
5/31/17	$1,168,640	$1,048,720	$1,163,686
6/30/17	$1,162,806	$1,045,784	$1,160,701
7/31/17	$1,175,016	$1,049,222	$1,168,337
8/31/17	$1,194,333	$1,058,784	$1,188,518
9/30/17	$1,197,204	$1,053,896	$1,188,360
10/31/17	$1,201,987	$1,058,341	$1,190,490
11/30/17	$1,196,803	$1,059,981	$1,187,318
12/31/17	$1,205,190	$1,062,350	$1,194,806
1/31/18	$1,207,990	$1,054,766	$1,192,461
2/28/18	$1,187,950	$1,052,388	$1,169,099
3/31/18	$1,190,636	$1,061,113	$1,173,498
4/30/18	$1,177,053	$1,057,165	$1,156,337
5/31/18	$1,162,451	$1,061,115	$1,143,803
6/30/18	$1,150,222	$1,063,093	$1,132,312
7/31/18	$1,172,649	$1,063,384	$1,155,644
8/31/18	$1,145,947	$1,066,652	$1,133,426
9/30/18	$1,169,653	$1,062,572	$1,153,463
10/31/18	$1,143,584	$1,060,496	$1,127,732
11/30/18	$1,137,703	$1,065,684	$1,123,305
12/31/18	$1,153,690	$1,081,078	$1,139,716
1/31/19	$1,203,967	$1,092,528	$1,190,075
2/28/19	$1,213,173	$1,093,841	$1,197,474
3/31/19	$1,228,473	$1,113,432	$1,214,863
4/30/19	$1,229,518	$1,114,096	$1,216,323
5/31/19	$1,234,337	$1,130,127	$1,223,292
6/30/19	$1,276,185	$1,145,973	$1,260,536
7/31/19	$1,290,596	$1,154,991	$1,275,033
8/31/19	$1,289,582	$1,181,184	$1,282,019
9/30/19	$1,286,738	$1,175,711	$1,277,400
10/31/19	$1,295,544	$1,173,681	$1,282,138
11/30/19	$1,294,445	$1,172,304	$1,280,032
12/31/19	$1,323,966	$1,169,901	$1,304,053
1/31/20	$1,347,749	$1,191,013	$1,326,748
2/29/20	$1,339,017	$1,205,590	$1,315,958
3/31/20	$1,151,817	$1,186,827	$1,150,752
4/30/20	$1,175,437	$1,206,040	$1,176,060
5/31/20	$1,250,135	$1,209,459	$1,243,510
6/30/20	$1,288,059	$1,215,495	$1,279,720
7/31/20	$1,337,665	$1,228,777	$1,327,011
8/31/20	$1,345,332	$1,219,873	$1,330,953
9/30/20	$1,321,190	$1,224,329	$1,308,927
10/31/20	$1,322,437	$1,224,418	$1,307,362
11/30/20	$1,380,676	$1,231,405	$1,356,382
12/31/20	$1,409,044	$1,235,188	$1,380,723
1/31/21	$1,392,652	$1,228,563	$1,363,973
2/28/21	$1,358,576	$1,209,452	$1,329,003
3/31/21	$1,341,549	$1,204,687	$1,315,211
4/30/21	$1,374,104	$1,207,836	$1,340,363
5/31/21	$1,389,981	$1,210,532	$1,354,879
6/30/21	$1,399,894	$1,216,436	$1,366,932
7/31/21	$1,407,304	$1,231,555	$1,374,339
8/31/21	$1,422,491	$1,229,087	$1,386,868
9/30/21	$1,392,591	$1,217,483	$1,359,662
10/31/21	$1,385,454	$1,214,299	$1,360,475
11/30/21	$1,356,578	$1,222,961	$1,340,753
12/31/21	$1,379,274	$1,218,001	$1,359,870
1/31/22	$1,341,593	$1,198,865	$1,320,582
2/28/22	$1,267,660	$1,182,918	$1,247,887
3/31/22	$1,265,481	$1,157,419	$1,233,959
4/30/22	$1,196,509	$1,126,312	$1,166,334
5/31/22	$1,199,510	$1,124,762	$1,168,539
6/30/22	$1,123,204	$1,107,692	$1,103,832
7/31/22	$1,152,837	$1,135,906	$1,139,122
8/31/22	$1,139,868	$1,106,252	$1,125,810
9/30/22	$1,068,508	$1,070,739	$1,057,450
10/31/22	$1,065,737	$1,067,074	$1,058,278
11/30/22	$1,149,011	$1,094,267	$1,131,826
12/31/22	$1,152,383	$1,081,352	$1,136,129
1/31/23	$1,196,291	$1,106,259	$1,171,441
2/28/23	$1,166,978	$1,088,614	$1,145,616
3/31/23	$1,180,911	$1,112,753	$1,161,649
4/30/23	$1,184,822	$1,118,482	$1,167,510
5/31/23	$1,170,102	$1,114,079	$1,157,129
6/30/23	$1,201,618	$1,113,414	$1,179,425
7/31/23	$1,222,483	$1,113,774	$1,198,395
8/31/23	$1,206,108	$1,112,375	$1,181,668
9/30/23	$1,172,386	$1,093,192	$1,148,457
10/31/23	$1,163,728	$1,085,430	$1,131,757
11/30/23	$1,229,184	$1,122,750	$1,197,323
12/31/23	$1,290,400	$1,158,631	$1,254,858
1/31/24	$1,281,358	$1,156,360	$1,240,078
2/29/24	$1,291,147	$1,148,426	$1,248,604
3/31/24	$1,319,492	$1,158,782	$1,272,371
4/30/24	$1,293,738	$1,140,124	$1,246,818
5/31/24	$1,318,307	$1,150,213	$1,269,540
6/30/24	$1,324,800	$1,160,193	$1,277,943
7/31/24	$1,354,738	$1,182,607	$1,301,240
8/31/24	$1,382,402	$1,195,560	$1,331,603
9/30/24	$1,413,191	$1,209,433	$1,355,466
10/31/24	$1,383,939	$1,193,067	$1,331,141
11/30/24	$1,405,431	$1,207,238	$1,346,943
12/31/24	$1,389,404	$1,197,974	$1,326,770
1/31/25	$1,413,846	$1,202,615	$1,343,047
2/28/25	$1,440,863	$1,217,096	$1,365,204
3/31/25	$1,427,904	$1,212,017	$1,357,896

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	8.22%	4.39%	3.63%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	6.72%	3.37%	3.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,677,333,000
Holdings Count | Holding	1,493
Advisory Fees Paid, Amount	$ 7,496,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,677,333
# of Portfolio Holdings	1,493
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,496
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.6%
United States	8.7%
Brazil	5.7%
Turkey	4.9%
Egypt	4.2%
Dominican Republic	3.9%
Argentina	3.1%
Indonesia	3.0%
Saudi Arabia	3.0%
Other Countries	58.1%
Short-Term Instruments	6.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000077188
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Corporate Bond Fund
Class Name	Institutional Class
Trading Symbol	PEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Chinese external corporate debt contributed to relative performance versus the J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) ("Index"), as the price of select holdings appreciated.

  Exposure to Ukrainian external debt contributed to relative performance versus the Index, as the Ukrainian sub-index outperformed the broader index.

  Security selection within Hong Kong external corporate debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Overweight exposure to Ecuadorian external debt detracted from relative performance versus the Index, as the Ecuadorian sub-index underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,031,906	$994,409	$1,017,878
5/31/15	$1,043,879	$990,287	$1,023,511
6/30/15	$1,022,191	$978,046	$1,010,815
7/31/15	$990,952	$987,733	$1,011,168
8/31/15	$966,995	$985,063	$993,967
9/30/15	$938,042	$990,905	$980,911
10/31/15	$971,576	$994,119	$1,006,164
11/30/15	$965,159	$994,576	$999,313
12/31/15	$941,341	$991,885	$985,412
1/31/16	$930,614	$1,006,395	$982,545
2/29/16	$942,381	$1,016,068	$993,094
3/31/16	$981,105	$1,024,433	$1,028,406
4/30/16	$1,000,058	$1,026,173	$1,047,998
5/31/16	$1,000,950	$1,030,510	$1,049,581
6/30/16	$1,022,082	$1,050,127	$1,070,022
7/31/16	$1,043,287	$1,056,401	$1,088,222
8/31/16	$1,057,602	$1,055,863	$1,102,827
9/30/16	$1,061,135	$1,055,737	$1,103,858
10/31/16	$1,066,829	$1,045,500	$1,103,733
11/30/16	$1,051,560	$1,028,232	$1,079,381
12/31/16	$1,065,376	$1,031,050	$1,088,210
1/31/17	$1,086,912	$1,027,295	$1,102,044
2/28/17	$1,105,460	$1,036,089	$1,118,673
3/31/17	$1,106,812	$1,035,611	$1,122,046
4/30/17	$1,122,188	$1,042,634	$1,134,843
5/31/17	$1,122,250	$1,048,720	$1,141,715
6/30/17	$1,120,144	$1,045,784	$1,144,005
7/31/17	$1,134,830	$1,049,222	$1,153,070
8/31/17	$1,148,309	$1,058,784	$1,164,186
9/30/17	$1,154,416	$1,053,896	$1,167,735
10/31/17	$1,158,168	$1,058,341	$1,171,488
11/30/17	$1,154,722	$1,059,981	$1,171,205
12/31/17	$1,161,359	$1,062,350	$1,174,038
1/31/18	$1,168,860	$1,054,766	$1,174,624
2/28/18	$1,155,197	$1,052,388	$1,162,390
3/31/18	$1,153,580	$1,061,113	$1,159,360
4/30/18	$1,149,226	$1,057,165	$1,150,906
5/31/18	$1,141,759	$1,061,115	$1,142,385
6/30/18	$1,131,787	$1,063,093	$1,138,161
7/31/18	$1,155,327	$1,063,384	$1,155,370
8/31/18	$1,142,750	$1,066,652	$1,143,804
9/30/18	$1,154,636	$1,062,572	$1,154,536
10/31/18	$1,150,274	$1,060,496	$1,147,021
11/30/18	$1,145,405	$1,065,684	$1,144,575
12/31/18	$1,153,515	$1,081,078	$1,153,873
1/31/19	$1,180,074	$1,092,528	$1,186,428
2/28/19	$1,191,741	$1,093,841	$1,200,033
3/31/19	$1,205,371	$1,113,432	$1,215,485
4/30/19	$1,217,139	$1,114,096	$1,225,645
5/31/19	$1,225,552	$1,130,127	$1,231,714
6/30/19	$1,254,517	$1,145,973	$1,259,332
7/31/19	$1,265,315	$1,154,991	$1,271,967
8/31/19	$1,250,519	$1,181,184	$1,276,218
9/30/19	$1,261,984	$1,175,711	$1,283,364
10/31/19	$1,277,001	$1,173,681	$1,293,928
11/30/19	$1,276,055	$1,172,304	$1,298,490
12/31/19	$1,290,062	$1,169,901	$1,310,251
1/31/20	$1,310,200	$1,191,013	$1,329,271
2/29/20	$1,306,053	$1,205,590	$1,328,843
3/31/20	$1,133,060	$1,186,827	$1,178,938
4/30/20	$1,182,815	$1,206,040	$1,233,146
5/31/20	$1,232,783	$1,209,459	$1,280,067
6/30/20	$1,271,406	$1,215,495	$1,314,116
7/31/20	$1,291,442	$1,228,777	$1,343,722
8/31/20	$1,309,696	$1,219,873	$1,355,899
9/30/20	$1,299,448	$1,224,329	$1,348,623
10/31/20	$1,299,307	$1,224,418	$1,352,560
11/30/20	$1,341,641	$1,231,405	$1,388,627
12/31/20	$1,364,248	$1,235,188	$1,406,496
1/31/21	$1,361,563	$1,228,563	$1,404,852
2/28/21	$1,358,089	$1,209,452	$1,401,555
3/31/21	$1,349,392	$1,204,687	$1,392,564
4/30/21	$1,359,277	$1,207,836	$1,402,546
5/31/21	$1,368,824	$1,210,532	$1,411,236
6/30/21	$1,377,853	$1,216,436	$1,422,098
7/31/21	$1,379,393	$1,231,555	$1,424,915
8/31/21	$1,388,120	$1,229,087	$1,433,469
9/30/21	$1,373,340	$1,217,483	$1,422,949
10/31/21	$1,359,626	$1,214,299	$1,416,439
11/30/21	$1,346,572	$1,222,961	$1,407,407
12/31/21	$1,354,432	$1,218,001	$1,413,359
1/31/22	$1,327,376	$1,198,865	$1,389,288
2/28/22	$1,247,948	$1,182,918	$1,320,040
3/31/22	$1,213,109	$1,157,419	$1,282,405
4/30/22	$1,180,939	$1,126,312	$1,254,452
5/31/22	$1,173,925	$1,124,762	$1,246,807
6/30/22	$1,125,493	$1,107,692	$1,205,241
7/31/22	$1,148,475	$1,135,906	$1,220,948
8/31/22	$1,152,181	$1,106,252	$1,223,232
9/30/22	$1,105,114	$1,070,739	$1,173,237
10/31/22	$1,089,129	$1,067,074	$1,148,843
11/30/22	$1,156,623	$1,094,267	$1,211,864
12/31/22	$1,174,540	$1,081,352	$1,230,804
1/31/23	$1,213,419	$1,106,259	$1,267,697
2/28/23	$1,190,029	$1,088,614	$1,245,062
3/31/23	$1,197,692	$1,112,753	$1,254,780
4/30/23	$1,200,843	$1,118,482	$1,266,086
5/31/23	$1,186,763	$1,114,079	$1,257,435
6/30/23	$1,196,190	$1,113,414	$1,270,995
7/31/23	$1,207,896	$1,113,774	$1,282,899
8/31/23	$1,197,870	$1,112,375	$1,276,504
9/30/23	$1,186,769	$1,093,192	$1,265,646
10/31/23	$1,169,611	$1,085,430	$1,249,286
11/30/23	$1,216,068	$1,122,750	$1,295,809
12/31/23	$1,254,699	$1,158,631	$1,335,756
1/31/24	$1,257,478	$1,156,360	$1,343,536
2/29/24	$1,261,458	$1,148,426	$1,352,498
3/31/24	$1,275,416	$1,158,782	$1,365,125
4/30/24	$1,261,166	$1,140,124	$1,352,201
5/31/24	$1,279,852	$1,150,213	$1,372,500
6/30/24	$1,289,440	$1,160,193	$1,384,839
7/31/24	$1,307,875	$1,182,607	$1,405,756
8/31/24	$1,327,281	$1,195,560	$1,429,698
9/30/24	$1,348,080	$1,209,433	$1,447,899
10/31/24	$1,331,406	$1,193,067	$1,434,114
11/30/24	$1,340,634	$1,207,238	$1,442,396
12/31/24	$1,333,722	$1,197,974	$1,433,864
1/31/25	$1,346,406	$1,202,615	$1,445,347
2/28/25	$1,372,359	$1,217,096	$1,467,193
3/31/25	$1,373,141	$1,212,017	$1,468,503

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.66%	3.92%	3.22%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	7.57%	4.49%	3.92%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 64,466,000
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 393,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$64,466
# of Portfolio Holdings	613
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$393
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	8.8%
Cayman Islands	7.4%
United Kingdom	6.1%
South Korea	5.5%
United Arab Emirates	5.1%
India	4.6%
Brazil	4.4%
Israel	4.1%
Mexico	3.9%
Luxembourg	3.8%
Other Countries	43.6%
Short-Term Instruments	2.5%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(6.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 3, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.05%. The advisory fee decrease resulted in the management fees decreasing by 0.05% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.50% per annum.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 3, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.05%. The advisory fee decrease resulted in the management fees decreasing by 0.05% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.50% per annum.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026669
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Class A
Trading Symbol	PLMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency generated positive returns from interest.

  Underweight exposure to the Kuwaiti dinar contributed to relative performance versus the Index, as the currency devaluated.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Exposure to the South Korean won detracted from relative performance versus the Index, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/15	$9,625	$10,000	$10,000	$10,000
4/30/15	$9,910	$9,944	$10,313	$10,313
5/31/15	$9,823	$9,903	$10,170	$10,170
6/30/15	$9,757	$9,780	$10,122	$10,122
7/31/15	$9,485	$9,877	$9,869	$9,869
8/31/15	$9,189	$9,851	$9,540	$9,540
9/30/15	$9,012	$9,909	$9,480	$9,480
10/31/15	$9,273	$9,941	$9,706	$9,706
11/30/15	$9,148	$9,946	$9,573	$9,573
12/31/15	$8,998	$9,919	$9,466	$9,466
1/31/16	$8,850	$10,064	$9,357	$9,357
2/29/16	$8,886	$10,161	$9,411	$9,411
3/31/16	$9,465	$10,244	$9,983	$9,983
4/30/16	$9,602	$10,262	$10,072	$10,072
5/31/16	$9,326	$10,305	$9,770	$9,770
6/30/16	$9,606	$10,501	$10,017	$10,017
7/31/16	$9,675	$10,564	$10,054	$10,054
8/31/16	$9,696	$10,559	$10,076	$10,076
9/30/16	$9,784	$10,557	$10,167	$10,167
10/31/16	$9,762	$10,455	$10,087	$10,087
11/30/16	$9,387	$10,282	$9,754	$9,754
12/31/16	$9,474	$10,311	$9,802	$9,802
1/31/17	$9,691	$10,273	$9,982	$9,982
2/28/17	$9,865	$10,361	$10,147	$10,147
3/31/17	$10,065	$10,356	$10,309	$10,310
4/30/17	$10,096	$10,426	$10,343	$10,343
5/31/17	$10,214	$10,487	$10,504	$10,504
6/30/17	$10,221	$10,458	$10,508	$10,508
7/31/17	$10,396	$10,492	$10,678	$10,678
8/31/17	$10,496	$10,588	$10,786	$10,786
9/30/17	$10,440	$10,539	$10,719	$10,719
10/31/17	$10,397	$10,583	$10,658	$10,658
11/30/17	$10,547	$10,600	$10,834	$10,834
12/31/17	$10,652	$10,624	$10,933	$10,933
1/31/18	$10,981	$10,548	$11,248	$11,248
2/28/18	$10,872	$10,524	$11,130	$11,130
3/31/18	$10,959	$10,611	$11,208	$11,208
4/30/18	$10,714	$10,572	$10,997	$10,997
5/31/18	$10,390	$10,611	$10,736	$10,736
6/30/18	$10,179	$10,631	$10,560	$10,560
7/31/18	$10,301	$10,634	$10,652	$10,652
8/31/18	$9,906	$10,667	$10,331	$10,331
9/30/18	$10,045	$10,626	$10,443	$10,443
10/31/18	$9,912	$10,605	$10,324	$10,324
11/30/18	$10,047	$10,657	$10,497	$10,497
12/31/18	$10,136	$10,811	$10,569	$10,568
1/31/19	$10,432	$10,925	$10,855	$10,855
2/28/19	$10,373	$10,938	$10,803	$10,803
3/31/19	$10,308	$11,134	$10,724	$10,724
4/30/19	$10,343	$11,141	$10,733	$10,733
5/31/19	$10,280	$11,301	$10,662	$10,662
6/30/19	$10,587	$11,460	$10,946	$10,946
7/31/19	$10,558	$11,550	$10,947	$10,947
8/31/19	$10,121	$11,812	$10,597	$10,597
9/30/19	$10,225	$11,757	$10,718	$10,718
10/31/19	$10,439	$11,737	$10,937	$10,937
11/30/19	$10,376	$11,723	$10,868	$10,868
12/31/19	$10,720	$11,699	$11,118	$11,118
1/31/20	$10,553	$11,910	$10,972	$10,972
2/29/20	$10,341	$12,056	$10,732	$10,732
3/31/20	$9,344	$11,868	$10,175	$10,175
4/30/20	$9,532	$12,060	$10,290	$10,290
5/31/20	$9,828	$12,095	$10,441	$10,441
6/30/20	$9,984	$12,155	$10,524	$10,524
7/31/20	$10,187	$12,288	$10,715	$10,715
8/31/20	$10,338	$12,199	$10,782	$10,782
9/30/20	$10,208	$12,243	$10,674	$10,674
10/31/20	$10,236	$12,244	$10,718	$10,718
11/30/20	$10,650	$12,314	$11,081	$11,081
12/31/20	$10,920	$12,352	$11,310	$11,310
1/31/21	$10,821	$12,286	$11,245	$11,245
2/28/21	$10,784	$12,095	$11,179	$11,179
3/31/21	$10,603	$12,047	$11,020	$11,020
4/30/21	$10,743	$12,078	$11,199	$11,199
5/31/21	$10,946	$12,105	$11,380	$11,380
6/30/21	$10,814	$12,164	$11,242	$11,242
7/31/21	$10,735	$12,316	$11,185	$11,185
8/31/21	$10,871	$12,291	$11,267	$11,267
9/30/21	$10,674	$12,175	$11,065	$11,065
10/31/21	$10,627	$12,143	$11,100	$11,100
11/30/21	$10,417	$12,230	$10,810	$10,810
12/31/21	$10,577	$12,180	$10,960	$10,960
1/31/22	$10,590	$11,989	$10,975	$10,975
2/28/22	$10,320	$11,829	$10,770	$10,770
3/31/22	$10,400	$11,574	$10,354	$10,354
4/30/22	$10,095	$11,263	$10,044	$10,044
5/31/22	$10,185	$11,248	$10,135	$10,135
6/30/22	$9,856	$11,077	$9,882	$9,882
7/31/22	$9,761	$11,359	$9,802	$9,802
8/31/22	$9,764	$11,063	$9,787	$9,787
9/30/22	$9,450	$10,707	$9,489	$9,489
10/31/22	$9,504	$10,671	$9,541	$9,541
11/30/22	$9,982	$10,943	$9,976	$9,976
12/31/22	$10,163	$10,814	$10,178	$10,178
1/31/23	$10,485	$11,063	$10,480	$10,480
2/28/23	$10,284	$10,886	$10,287	$10,287
3/31/23	$10,513	$11,128	$10,497	$10,497
4/30/23	$10,558	$11,185	$10,542	$10,542
5/31/23	$10,498	$11,141	$10,454	$10,454
6/30/23	$10,644	$11,134	$10,581	$10,581
7/31/23	$10,829	$11,138	$10,779	$10,779
8/31/23	$10,641	$11,124	$10,623	$10,623
9/30/23	$10,488	$10,932	$10,483	$10,483
10/31/23	$10,495	$10,854	$10,490	$10,490
11/30/23	$10,886	$11,228	$10,853	$10,853
12/31/23	$11,101	$11,586	$11,037	$11,037
1/31/24	$10,943	$11,564	$10,878	$10,878
2/29/24	$10,994	$11,484	$10,916	$10,916
3/31/24	$11,036	$11,588	$10,913	$10,913
4/30/24	$10,939	$11,401	$10,843	$10,843
5/31/24	$11,108	$11,502	$10,979	$10,979
6/30/24	$10,981	$11,602	$10,885	$10,885
7/31/24	$11,093	$11,826	$10,981	$10,981
8/31/24	$11,325	$11,956	$11,232	$11,232
9/30/24	$11,569	$12,094	$11,455	$11,455
10/31/24	$11,304	$11,931	$11,171	$11,171
11/30/24	$11,227	$12,072	$11,077	$11,077
12/31/24	$11,117	$11,980	$10,918	$10,918
1/31/25	$11,322	$12,026	$11,087	$11,087
2/28/25	$11,379	$12,171	$11,124	$11,124
3/31/25	$11,492	$12,120	$11,259	$11,259

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.13%	4.22%	1.79%
Class A (including sales charge)	0.22%	3.43%	1.40%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	3.17%	2.05%	1.19%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.17%	2.05%	1.19%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 586,160,000
Holdings Count | Holding	1,480
Advisory Fees Paid, Amount	$ 2,301,000
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$586,160
# of Portfolio Holdings	1,480
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting Period	$2,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	18.3%
Mexico	6.6%
Israel	5.8%
United States	4.9%
Dominican Republic	4.2%
Supranational	3.4%
Philippines	3.0%
Peru	2.8%
Egypt	2.6%
Other Countries	18.8%
Short-Term Instruments	5.3%
Affiliated Investments	25.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026668
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Institutional Class
Trading Symbol	PLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency generated positive returns from interest.

  Underweight exposure to the Kuwaiti dinar contributed to relative performance versus the Index, as the currency devaluated.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Exposure to the South Korean won detracted from relative performance versus the Index, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,987	$994,409	$1,031,275	$1,031,275
5/31/15	$1,021,245	$990,287	$1,016,997	$1,016,997
6/30/15	$1,014,727	$978,046	$1,012,219	$1,012,219
7/31/15	$986,815	$987,733	$986,880	$986,880
8/31/15	$956,328	$985,063	$953,957	$953,957
9/30/15	$938,171	$990,905	$947,971	$947,971
10/31/15	$965,740	$994,119	$970,631	$970,631
11/30/15	$952,982	$994,576	$957,326	$957,326
12/31/15	$937,678	$991,885	$946,634	$946,634
1/31/16	$922,544	$1,006,395	$935,711	$935,710
2/29/16	$926,656	$1,016,068	$941,140	$941,140
3/31/16	$987,344	$1,024,433	$998,279	$998,279
4/30/16	$1,001,968	$1,026,173	$1,007,152	$1,007,152
5/31/16	$973,472	$1,030,510	$976,981	$976,981
6/30/16	$1,003,057	$1,050,127	$1,001,667	$1,001,667
7/31/16	$1,010,517	$1,056,401	$1,005,406	$1,005,406
8/31/16	$1,013,063	$1,055,863	$1,007,605	$1,007,605
9/30/16	$1,022,642	$1,055,737	$1,016,684	$1,016,684
10/31/16	$1,020,721	$1,045,500	$1,008,733	$1,008,733
11/30/16	$981,843	$1,028,232	$975,394	$975,394
12/31/16	$991,238	$1,031,050	$980,179	$980,180
1/31/17	$1,014,279	$1,027,295	$998,195	$998,195
2/28/17	$1,032,832	$1,036,089	$1,014,747	$1,014,747
3/31/17	$1,054,134	$1,035,611	$1,030,950	$1,030,950
4/30/17	$1,057,668	$1,042,634	$1,034,340	$1,034,340
5/31/17	$1,070,440	$1,048,720	$1,050,359	$1,050,358
6/30/17	$1,071,530	$1,045,784	$1,050,816	$1,050,816
7/31/17	$1,090,222	$1,049,222	$1,067,835	$1,067,835
8/31/17	$1,101,060	$1,058,784	$1,078,599	$1,078,599
9/30/17	$1,095,567	$1,053,896	$1,071,857	$1,071,857
10/31/17	$1,091,435	$1,058,341	$1,065,826	$1,065,826
11/30/17	$1,107,527	$1,059,981	$1,083,426	$1,083,426
12/31/17	$1,118,886	$1,062,350	$1,093,273	$1,093,273
1/31/18	$1,153,910	$1,054,766	$1,124,815	$1,124,816
2/28/18	$1,142,773	$1,052,388	$1,113,049	$1,113,048
3/31/18	$1,152,281	$1,061,113	$1,120,778	$1,120,778
4/30/18	$1,126,858	$1,057,165	$1,099,737	$1,099,737
5/31/18	$1,093,186	$1,061,115	$1,073,580	$1,073,580
6/30/18	$1,071,388	$1,063,093	$1,056,046	$1,056,046
7/31/18	$1,084,612	$1,063,384	$1,065,207	$1,065,207
8/31/18	$1,043,395	$1,066,652	$1,033,075	$1,033,074
9/30/18	$1,058,289	$1,062,572	$1,044,294	$1,044,295
10/31/18	$1,044,687	$1,060,496	$1,032,361	$1,032,362
11/30/18	$1,059,289	$1,065,684	$1,049,737	$1,049,737
12/31/18	$1,069,002	$1,081,078	$1,056,850	$1,056,850
1/31/19	$1,100,532	$1,092,528	$1,085,535	$1,085,535
2/28/19	$1,094,728	$1,093,841	$1,080,256	$1,080,256
3/31/19	$1,088,138	$1,113,432	$1,072,443	$1,072,443
4/30/19	$1,092,270	$1,114,096	$1,073,270	$1,073,270
5/31/19	$1,085,968	$1,130,127	$1,066,168	$1,066,168
6/30/19	$1,118,790	$1,145,973	$1,094,599	$1,094,600
7/31/19	$1,116,106	$1,154,991	$1,094,705	$1,094,705
8/31/19	$1,070,212	$1,181,184	$1,059,684	$1,059,684
9/30/19	$1,081,596	$1,175,711	$1,071,789	$1,071,790
10/31/19	$1,104,557	$1,173,681	$1,093,717	$1,093,717
11/30/19	$1,098,340	$1,172,304	$1,086,795	$1,086,795
12/31/19	$1,135,124	$1,169,901	$1,111,791	$1,111,791
1/31/20	$1,117,805	$1,191,013	$1,097,217	$1,097,217
2/29/20	$1,095,669	$1,205,590	$1,073,184	$1,073,184
3/31/20	$990,417	$1,186,827	$1,017,539	$1,017,539
4/30/20	$1,010,677	$1,206,040	$1,029,016	$1,029,016
5/31/20	$1,042,377	$1,209,459	$1,044,088	$1,044,088
6/30/20	$1,059,219	$1,215,495	$1,052,374	$1,052,374
7/31/20	$1,081,192	$1,228,777	$1,071,481	$1,071,481
8/31/20	$1,097,553	$1,219,873	$1,078,215	$1,078,216
9/30/20	$1,084,109	$1,224,329	$1,067,358	$1,067,358
10/31/20	$1,087,470	$1,224,418	$1,071,842	$1,071,842
11/30/20	$1,131,730	$1,231,405	$1,108,099	$1,108,099
12/31/20	$1,160,897	$1,235,188	$1,131,028	$1,131,028
1/31/21	$1,150,726	$1,228,563	$1,124,523	$1,124,523
2/28/21	$1,147,199	$1,209,452	$1,117,886	$1,117,887
3/31/21	$1,128,327	$1,204,687	$1,101,965	$1,101,965
4/30/21	$1,143,585	$1,207,836	$1,119,895	$1,119,895
5/31/21	$1,165,571	$1,210,532	$1,138,005	$1,138,005
6/30/21	$1,151,873	$1,216,436	$1,124,196	$1,124,196
7/31/21	$1,143,927	$1,231,555	$1,118,469	$1,118,468
8/31/21	$1,158,769	$1,229,087	$1,126,688	$1,126,688
9/30/21	$1,138,112	$1,217,483	$1,106,518	$1,106,518
10/31/21	$1,133,457	$1,214,299	$1,109,995	$1,109,995
11/30/21	$1,111,503	$1,222,961	$1,081,027	$1,081,027
12/31/21	$1,128,943	$1,218,001	$1,096,031	$1,096,031
1/31/22	$1,130,740	$1,198,865	$1,097,468	$1,097,468
2/28/22	$1,102,267	$1,182,918	$1,076,995	$1,076,994
3/31/22	$1,111,106	$1,157,419	$1,035,437	$1,035,438
4/30/22	$1,078,888	$1,126,312	$1,004,356	$1,004,356
5/31/22	$1,088,835	$1,124,762	$1,013,488	$1,013,488
6/30/22	$1,054,110	$1,107,692	$988,165	$988,165
7/31/22	$1,044,307	$1,135,906	$980,164	$980,163
8/31/22	$1,044,955	$1,106,252	$978,674	$978,674
9/30/22	$1,011,698	$1,070,739	$948,935	$948,935
10/31/22	$1,017,804	$1,067,074	$954,105	$954,105
11/30/22	$1,069,263	$1,094,267	$997,585	$997,585
12/31/22	$1,089,061	$1,081,352	$1,017,826	$1,017,826
1/31/23	$1,123,980	$1,106,259	$1,047,967	$1,047,967
2/28/23	$1,102,784	$1,088,614	$1,028,650	$1,028,651
3/31/23	$1,127,668	$1,112,753	$1,049,693	$1,049,693
4/30/23	$1,132,928	$1,118,482	$1,054,221	$1,054,221
5/31/23	$1,126,831	$1,114,079	$1,045,398	$1,045,398
6/30/23	$1,142,844	$1,113,414	$1,058,125	$1,058,125
7/31/23	$1,163,091	$1,113,774	$1,077,913	$1,077,913
8/31/23	$1,143,353	$1,112,375	$1,062,274	$1,062,274
9/30/23	$1,127,208	$1,093,192	$1,048,344	$1,048,344
10/31/23	$1,128,340	$1,085,430	$1,049,021	$1,049,021
11/30/23	$1,170,740	$1,122,750	$1,085,275	$1,085,275
12/31/23	$1,194,346	$1,158,631	$1,103,726	$1,103,727
1/31/24	$1,177,724	$1,156,360	$1,087,842	$1,087,842
2/29/24	$1,183,620	$1,148,426	$1,091,586	$1,091,587
3/31/24	$1,188,524	$1,158,782	$1,091,347	$1,091,347
4/30/24	$1,178,447	$1,140,124	$1,084,283	$1,084,283
5/31/24	$1,197,130	$1,150,213	$1,097,927	$1,097,927
6/30/24	$1,183,717	$1,160,193	$1,088,453	$1,088,453
7/31/24	$1,196,254	$1,182,607	$1,098,062	$1,098,063
8/31/24	$1,221,688	$1,195,560	$1,123,236	$1,123,235
9/30/24	$1,248,399	$1,209,433	$1,145,487	$1,145,487
10/31/24	$1,220,183	$1,193,067	$1,117,118	$1,117,118
11/30/24	$1,212,333	$1,207,238	$1,107,746	$1,107,746
12/31/24	$1,200,847	$1,197,974	$1,091,766	$1,091,766
1/31/25	$1,223,400	$1,202,615	$1,108,679	$1,108,679
2/28/25	$1,229,991	$1,217,096	$1,112,351	$1,112,351
3/31/25	$1,242,545	$1,212,017	$1,125,934	$1,125,934

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.55%	4.64%	2.20%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	3.17%	2.05%	1.19%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.17%	2.05%	1.19%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 586,160,000
Holdings Count | Holding	1,480
Advisory Fees Paid, Amount	$ 2,301,000
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$586,160
# of Portfolio Holdings	1,480
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting Period	$2,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	18.3%
Mexico	6.6%
Israel	5.8%
United States	4.9%
Dominican Republic	4.2%
Supranational	3.4%
Philippines	3.0%
Peru	2.8%
Egypt	2.6%
Other Countries	18.8%
Short-Term Instruments	5.3%
Affiliated Investments	25.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064159
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	I-2
Trading Symbol	PLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency generated positive returns from interest.

  Underweight exposure to the Kuwaiti dinar contributed to relative performance versus the Index, as the currency devaluated.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Exposure to the South Korean won detracted from relative performance versus the Index, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,903	$994,409	$1,031,275	$1,031,275
5/31/15	$1,021,074	$990,287	$1,016,997	$1,016,997
6/30/15	$1,014,474	$978,046	$1,012,219	$1,012,219
7/31/15	$986,478	$987,733	$986,880	$986,880
8/31/15	$955,926	$985,063	$953,957	$953,957
9/30/15	$937,693	$990,905	$947,971	$947,971
10/31/15	$965,166	$994,119	$970,631	$970,631
11/30/15	$952,343	$994,576	$957,326	$957,326
12/31/15	$936,963	$991,885	$946,634	$946,634
1/31/16	$921,770	$1,006,395	$935,711	$935,710
2/29/16	$925,804	$1,016,068	$941,140	$941,140
3/31/16	$986,356	$1,024,433	$998,279	$998,279
4/30/16	$1,000,883	$1,026,173	$1,007,152	$1,007,152
5/31/16	$972,338	$1,030,510	$976,981	$976,981
6/30/16	$1,001,808	$1,050,127	$1,001,667	$1,001,667
7/31/16	$1,009,173	$1,056,401	$1,005,406	$1,005,406
8/31/16	$1,011,629	$1,055,863	$1,007,605	$1,007,605
9/30/16	$1,021,106	$1,055,737	$1,016,684	$1,016,684
10/31/16	$1,019,107	$1,045,500	$1,008,733	$1,008,733
11/30/16	$980,207	$1,028,232	$975,394	$975,394
12/31/16	$989,499	$1,031,050	$980,179	$980,180
1/31/17	$1,012,420	$1,027,295	$998,195	$998,195
2/28/17	$1,030,859	$1,036,089	$1,014,747	$1,014,747
3/31/17	$1,052,028	$1,035,611	$1,030,950	$1,030,950
4/30/17	$1,055,474	$1,042,634	$1,034,340	$1,034,340
5/31/17	$1,068,129	$1,048,720	$1,050,359	$1,050,358
6/30/17	$1,069,124	$1,045,784	$1,050,816	$1,050,816
7/31/17	$1,087,689	$1,049,222	$1,067,835	$1,067,835
8/31/17	$1,098,409	$1,058,784	$1,078,599	$1,078,599
9/30/17	$1,092,834	$1,053,896	$1,071,857	$1,071,857
10/31/17	$1,088,623	$1,058,341	$1,065,826	$1,065,826
11/30/17	$1,104,584	$1,059,981	$1,083,426	$1,083,426
12/31/17	$1,115,816	$1,062,350	$1,093,273	$1,093,273
1/31/18	$1,150,651	$1,054,766	$1,124,815	$1,124,816
2/28/18	$1,139,460	$1,052,388	$1,113,049	$1,113,048
3/31/18	$1,148,841	$1,061,113	$1,120,778	$1,120,778
4/30/18	$1,123,404	$1,057,165	$1,099,737	$1,099,737
5/31/18	$1,089,743	$1,061,115	$1,073,580	$1,073,580
6/30/18	$1,067,921	$1,063,093	$1,056,046	$1,056,046
7/31/18	$1,081,013	$1,063,384	$1,065,207	$1,065,207
8/31/18	$1,039,836	$1,066,652	$1,033,075	$1,033,074
9/30/18	$1,054,602	$1,062,572	$1,044,294	$1,044,295
10/31/18	$1,040,957	$1,060,496	$1,032,361	$1,032,362
11/30/18	$1,055,415	$1,065,684	$1,049,737	$1,049,737
12/31/18	$1,065,020	$1,081,078	$1,056,850	$1,056,850
1/31/19	$1,096,344	$1,092,528	$1,085,535	$1,085,535
2/28/19	$1,090,478	$1,093,841	$1,080,256	$1,080,256
3/31/19	$1,083,821	$1,113,432	$1,072,443	$1,072,443
4/30/19	$1,087,849	$1,114,096	$1,073,270	$1,073,270
5/31/19	$1,081,466	$1,130,127	$1,066,168	$1,066,168
6/30/19	$1,114,067	$1,145,973	$1,094,599	$1,094,600
7/31/19	$1,111,300	$1,154,991	$1,094,705	$1,094,705
8/31/19	$1,065,505	$1,181,184	$1,059,684	$1,059,684
9/30/19	$1,076,757	$1,175,711	$1,071,789	$1,071,790
10/31/19	$1,099,523	$1,173,681	$1,093,717	$1,093,717
11/30/19	$1,093,240	$1,172,304	$1,086,795	$1,086,795
12/31/19	$1,129,762	$1,169,901	$1,111,791	$1,111,791
1/31/20	$1,112,433	$1,191,013	$1,097,217	$1,097,217
2/29/20	$1,090,319	$1,205,590	$1,073,184	$1,073,184
3/31/20	$985,497	$1,186,827	$1,017,539	$1,017,539
4/30/20	$1,005,581	$1,206,040	$1,029,016	$1,029,016
5/31/20	$1,037,041	$1,209,459	$1,044,088	$1,044,088
6/30/20	$1,053,714	$1,215,495	$1,052,374	$1,052,374
7/31/20	$1,075,477	$1,228,777	$1,071,481	$1,071,481
8/31/20	$1,091,669	$1,219,873	$1,078,215	$1,078,216
9/30/20	$1,078,208	$1,224,329	$1,067,358	$1,067,358
10/31/20	$1,081,456	$1,224,418	$1,071,842	$1,071,842
11/30/20	$1,125,382	$1,231,405	$1,108,099	$1,108,099
12/31/20	$1,154,278	$1,235,188	$1,131,028	$1,131,028
1/31/21	$1,144,077	$1,228,563	$1,124,523	$1,124,523
2/28/21	$1,140,480	$1,209,452	$1,117,886	$1,117,887
3/31/21	$1,121,622	$1,204,687	$1,101,965	$1,101,965
4/30/21	$1,136,694	$1,207,836	$1,119,895	$1,119,895
5/31/21	$1,158,459	$1,210,532	$1,138,005	$1,138,005
6/30/21	$1,144,751	$1,216,436	$1,124,196	$1,124,196
7/31/21	$1,136,757	$1,231,555	$1,118,469	$1,118,468
8/31/21	$1,151,410	$1,229,087	$1,126,688	$1,126,688
9/30/21	$1,130,790	$1,217,483	$1,106,518	$1,106,518
10/31/21	$1,126,070	$1,214,299	$1,109,995	$1,109,995
11/30/21	$1,104,167	$1,222,961	$1,081,027	$1,081,027
12/31/21	$1,121,390	$1,218,001	$1,096,031	$1,096,031
1/31/22	$1,123,085	$1,198,865	$1,097,468	$1,097,468
2/28/22	$1,094,719	$1,182,918	$1,076,995	$1,076,994
3/31/22	$1,103,405	$1,157,419	$1,035,437	$1,035,438
4/30/22	$1,071,317	$1,126,312	$1,004,356	$1,004,356
5/31/22	$1,081,113	$1,124,762	$1,013,488	$1,013,488
6/30/22	$1,046,544	$1,107,692	$988,165	$988,165
7/31/22	$1,036,726	$1,135,906	$980,164	$980,163
8/31/22	$1,037,281	$1,106,252	$978,674	$978,674
9/30/22	$1,004,180	$1,070,739	$948,935	$948,935
10/31/22	$1,010,168	$1,067,074	$954,105	$954,105
11/30/22	$1,061,167	$1,094,267	$997,585	$997,585
12/31/22	$1,080,717	$1,081,352	$1,017,826	$1,017,826
1/31/23	$1,115,282	$1,106,259	$1,047,967	$1,047,967
2/28/23	$1,094,167	$1,088,614	$1,028,650	$1,028,651
3/31/23	$1,118,760	$1,112,753	$1,049,693	$1,049,693
4/30/23	$1,123,892	$1,118,482	$1,054,221	$1,054,221
5/31/23	$1,117,748	$1,114,079	$1,045,398	$1,045,398
6/30/23	$1,133,533	$1,113,414	$1,058,125	$1,058,125
7/31/23	$1,153,524	$1,113,774	$1,077,913	$1,077,913
8/31/23	$1,133,849	$1,112,375	$1,062,274	$1,062,274
9/30/23	$1,117,746	$1,093,192	$1,048,344	$1,048,344
10/31/23	$1,118,780	$1,085,430	$1,049,021	$1,049,021
11/30/23	$1,160,727	$1,122,750	$1,085,275	$1,085,275
12/31/23	$1,184,028	$1,158,631	$1,103,726	$1,103,727
1/31/24	$1,167,451	$1,156,360	$1,087,842	$1,087,842
2/29/24	$1,173,203	$1,148,426	$1,091,586	$1,091,587
3/31/24	$1,177,963	$1,158,782	$1,091,347	$1,091,347
4/30/24	$1,167,887	$1,140,124	$1,084,283	$1,084,283
5/31/24	$1,186,285	$1,150,213	$1,097,927	$1,097,927
6/30/24	$1,172,904	$1,160,193	$1,088,453	$1,088,453
7/31/24	$1,185,227	$1,182,607	$1,098,062	$1,098,063
8/31/24	$1,210,317	$1,195,560	$1,123,236	$1,123,235
9/30/24	$1,236,684	$1,209,433	$1,145,487	$1,145,487
10/31/24	$1,208,630	$1,193,067	$1,117,118	$1,117,118
11/30/24	$1,200,752	$1,207,238	$1,107,746	$1,107,746
12/31/24	$1,189,276	$1,197,974	$1,091,766	$1,091,766
1/31/25	$1,211,507	$1,202,615	$1,108,679	$1,108,679
2/28/25	$1,217,941	$1,217,096	$1,112,351	$1,112,351
3/31/25	$1,230,273	$1,212,017	$1,125,934	$1,125,934

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.44%	4.54%	2.09%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	3.17%	2.05%	1.19%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	3.17%	2.05%	1.19%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 586,160,000
Holdings Count | Holding	1,480
Advisory Fees Paid, Amount	$ 2,301,000
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$586,160
# of Portfolio Holdings	1,480
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting Period	$2,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	18.3%
Mexico	6.6%
Israel	5.8%
United States	4.9%
Dominican Republic	4.2%
Supranational	3.4%
Philippines	3.0%
Peru	2.8%
Egypt	2.6%
Other Countries	18.8%
Short-Term Instruments	5.3%
Affiliated Investments	25.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000122921
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Full Spectrum Bond Fund
Class Name	Institutional Class
Trading Symbol	PFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Markets Bond Index Diversified (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to the Egyptian pound contributed to relative performance versus the Index, as the currency generated positive returns from interest.

  Overweight exposure to the Brazilian real detracted from relative performance versus the Index, as the currency depreciated.

  Overweight exposure to the Mexican peso detracted from relative performance versus the Index, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,006	$994,409	$1,023,988
5/31/15	$1,020,407	$990,287	$1,010,830
6/30/15	$1,004,149	$978,046	$997,264
7/31/15	$977,701	$987,733	$985,588
8/31/15	$939,210	$985,063	$952,241
9/30/15	$903,238	$990,905	$931,690
10/31/15	$939,066	$994,119	$966,133
11/30/15	$925,924	$994,576	$953,903
12/31/15	$901,364	$991,885	$936,373
1/31/16	$895,292	$1,006,395	$936,854
2/29/16	$905,491	$1,016,068	$950,865
3/31/16	$967,582	$1,024,433	$1,010,306
4/30/16	$995,592	$1,026,173	$1,032,947
5/31/16	$966,780	$1,030,510	$1,004,487
6/30/16	$1,011,173	$1,050,127	$1,048,317
7/31/16	$1,022,161	$1,056,401	$1,060,006
8/31/16	$1,032,080	$1,055,863	$1,068,541
9/30/16	$1,045,339	$1,055,737	$1,080,506
10/31/16	$1,042,490	$1,045,500	$1,071,952
11/30/16	$989,558	$1,028,232	$1,017,188
12/31/16	$1,009,651	$1,031,050	$1,032,443
1/31/17	$1,028,934	$1,027,295	$1,051,056
2/28/17	$1,051,289	$1,036,089	$1,069,945
3/31/17	$1,066,992	$1,035,611	$1,084,053
4/30/17	$1,081,515	$1,042,634	$1,097,895
5/31/17	$1,091,856	$1,048,720	$1,112,595
6/30/17	$1,092,534	$1,045,784	$1,114,986
7/31/17	$1,110,395	$1,049,222	$1,130,590
8/31/17	$1,127,442	$1,058,784	$1,148,334
9/30/17	$1,127,432	$1,053,896	$1,147,222
10/31/17	$1,112,121	$1,058,341	$1,132,488
11/30/17	$1,117,998	$1,059,981	$1,141,206
12/31/17	$1,133,873	$1,062,350	$1,155,231
1/31/18	$1,163,342	$1,054,766	$1,180,679
2/28/18	$1,153,999	$1,052,388	$1,165,658
3/31/18	$1,161,199	$1,061,113	$1,171,947
4/30/18	$1,136,721	$1,057,165	$1,148,198
5/31/18	$1,097,446	$1,061,115	$1,114,389
6/30/18	$1,073,929	$1,063,093	$1,094,638
7/31/18	$1,094,855	$1,063,384	$1,114,787
8/31/18	$1,048,967	$1,066,652	$1,072,715
9/30/18	$1,069,473	$1,062,572	$1,093,880
10/31/18	$1,051,757	$1,060,496	$1,075,283
11/30/18	$1,063,021	$1,065,684	$1,088,750
12/31/18	$1,074,033	$1,081,078	$1,102,045
1/31/19	$1,123,036	$1,092,528	$1,152,063
2/28/19	$1,123,058	$1,093,841	$1,150,860
3/31/19	$1,123,670	$1,113,432	$1,151,108
4/30/19	$1,125,562	$1,114,096	$1,152,850
5/31/19	$1,132,664	$1,130,127	$1,157,632
6/30/19	$1,183,256	$1,145,973	$1,204,823
7/31/19	$1,196,187	$1,154,991	$1,216,895
8/31/19	$1,171,730	$1,181,184	$1,203,516
9/30/19	$1,182,902	$1,175,711	$1,209,902
10/31/19	$1,204,534	$1,173,681	$1,231,042
11/30/19	$1,196,375	$1,172,304	$1,220,435
12/31/19	$1,236,910	$1,169,901	$1,254,150
1/31/20	$1,240,742	$1,191,013	$1,256,089
2/29/20	$1,216,190	$1,205,590	$1,232,020
3/31/20	$1,044,405	$1,186,827	$1,090,385
4/30/20	$1,086,136	$1,206,040	$1,130,288
5/31/20	$1,149,235	$1,209,459	$1,186,509
6/30/20	$1,169,606	$1,215,495	$1,205,829
7/31/20	$1,205,210	$1,228,777	$1,241,966
8/31/20	$1,212,411	$1,219,873	$1,243,664
9/30/20	$1,191,913	$1,224,329	$1,224,313
10/31/20	$1,195,018	$1,224,418	$1,227,448
11/30/20	$1,252,916	$1,231,405	$1,280,818
12/31/20	$1,290,244	$1,235,188	$1,312,961
1/31/21	$1,276,206	$1,228,563	$1,301,558
2/28/21	$1,253,509	$1,209,452	$1,275,015
3/31/21	$1,227,424	$1,204,687	$1,250,092
4/30/21	$1,248,886	$1,207,836	$1,272,431
5/31/21	$1,266,401	$1,210,532	$1,293,721
6/30/21	$1,267,098	$1,216,436	$1,291,230
7/31/21	$1,264,455	$1,231,555	$1,290,859
8/31/21	$1,277,269	$1,229,087	$1,300,713
9/30/21	$1,246,637	$1,217,483	$1,269,631
10/31/21	$1,228,559	$1,214,299	$1,259,938
11/30/21	$1,210,230	$1,222,961	$1,236,132
12/31/21	$1,224,112	$1,218,001	$1,251,461
1/31/22	$1,206,551	$1,198,865	$1,237,062
2/28/22	$1,141,322	$1,182,918	$1,173,693
3/31/22	$1,130,655	$1,157,419	$1,153,063
4/30/22	$1,080,600	$1,126,312	$1,096,239
5/31/22	$1,085,603	$1,124,762	$1,104,751
6/30/22	$1,033,449	$1,107,692	$1,055,653
7/31/22	$1,051,285	$1,135,906	$1,069,075
8/31/22	$1,053,194	$1,106,252	$1,065,702
9/30/22	$1,004,911	$1,070,739	$1,012,684
10/31/22	$1,003,418	$1,067,074	$1,003,151
11/30/22	$1,069,623	$1,094,267	$1,069,983
12/31/22	$1,087,382	$1,081,352	$1,086,735
1/31/23	$1,128,229	$1,106,259	$1,126,648
2/28/23	$1,099,689	$1,088,614	$1,097,584
3/31/23	$1,124,767	$1,112,753	$1,126,203
4/30/23	$1,131,394	$1,118,482	$1,135,015
5/31/23	$1,118,020	$1,114,079	$1,121,593
6/30/23	$1,147,186	$1,113,414	$1,148,301
7/31/23	$1,167,206	$1,113,774	$1,172,127
8/31/23	$1,145,733	$1,112,375	$1,150,829
9/30/23	$1,117,613	$1,093,192	$1,120,924
10/31/23	$1,109,899	$1,085,430	$1,110,276
11/30/23	$1,165,805	$1,122,750	$1,165,943
12/31/23	$1,214,338	$1,158,631	$1,207,633
1/31/24	$1,204,262	$1,156,360	$1,196,640
2/29/24	$1,206,117	$1,148,426	$1,197,260
3/31/24	$1,217,866	$1,158,782	$1,205,582
4/30/24	$1,194,457	$1,140,124	$1,183,795
5/31/24	$1,217,009	$1,150,213	$1,203,181
6/30/24	$1,210,575	$1,160,193	$1,201,377
7/31/24	$1,237,736	$1,182,607	$1,225,053
8/31/24	$1,267,630	$1,195,560	$1,256,222
9/30/24	$1,301,247	$1,209,433	$1,287,171
10/31/24	$1,259,335	$1,193,067	$1,248,633
11/30/24	$1,264,646	$1,207,238	$1,250,599
12/31/24	$1,249,082	$1,197,974	$1,232,023
1/31/25	$1,273,522	$1,202,615	$1,250,906
2/28/25	$1,293,037	$1,217,096	$1,264,907
3/31/25	$1,298,434	$1,212,017	$1,273,272

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.62%	4.45%	2.65%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	5.61%	3.15%	2.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 184,367,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$184,367
# of Portfolio Holdings	23
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	3.6%
Cayman Islands	0.4%
Peru	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	98.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(3.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Emerging Markets Local Currency and Bond Fund	48.1%
PIMCO Emerging Markets Corporate Bond Fund	23.7%
PIMCO Emerging Markets Bond Fund	23.6%
Uniform Mortgage-Backed Security, TBA, 5.500% due 05/01/2055	1.1%
Uniform Mortgage-Backed Security, TBA, 5.000% due 04/01/2055	0.9%
Uniform Mortgage-Backed Security, TBA, 4.500% due 05/01/2055	0.8%
Uniform Mortgage-Backed Security, TBA, 4.000% due 05/01/2055	0.8%
Peru Government International Bond(Peru), 6.950% due 08/12/2031	0.3%
Poinsettia Finance Ltd., 6.625% due 06/17/2031	0.3%
CIFI Holdings Group Co. Ltd., 4.375% due 04/12/2027	0.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.19% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes an increase in waiver by 0.05%.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.19% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes an increase in waiver by 0.05%.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000040829
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class A
Trading Symbol	PELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$205	2.00%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$9,623	$10,000	$10,000
4/30/15	$9,903	$9,944	$10,292
5/31/15	$9,698	$9,903	$10,026
6/30/15	$9,564	$9,780	$9,904
7/31/15	$9,255	$9,877	$9,650
8/31/15	$8,793	$9,851	$9,131
9/30/15	$8,417	$9,909	$8,860
10/31/15	$8,770	$9,941	$9,261
11/30/15	$8,588	$9,946	$9,061
12/31/15	$8,349	$9,919	$8,859
1/31/16	$8,328	$10,064	$8,890
2/29/16	$8,410	$10,161	$9,018
3/31/16	$9,168	$10,244	$9,835
4/30/16	$9,501	$10,262	$10,088
5/31/16	$8,968	$10,305	$9,540
6/30/16	$9,521	$10,501	$10,101
7/31/16	$9,550	$10,564	$10,162
8/31/16	$9,580	$10,559	$10,166
9/30/16	$9,769	$10,557	$10,372
10/31/16	$9,716	$10,455	$10,284
11/30/16	$8,993	$10,282	$9,561
12/31/16	$9,195	$10,311	$9,740
1/31/17	$9,419	$10,273	$9,959
2/28/17	$9,619	$10,361	$10,139
3/31/17	$9,881	$10,356	$10,373
4/30/17	$10,005	$10,426	$10,494
5/31/17	$10,145	$10,487	$10,700
6/30/17	$10,178	$10,458	$10,749
7/31/17	$10,400	$10,492	$10,972
8/31/17	$10,558	$10,588	$11,169
9/30/17	$10,527	$10,539	$11,131
10/31/17	$10,222	$10,583	$10,817
11/30/17	$10,363	$10,600	$10,999
12/31/17	$10,569	$10,624	$11,222
1/31/18	$11,061	$10,548	$11,724
2/28/18	$11,019	$10,524	$11,602
3/31/18	$11,123	$10,611	$11,720
4/30/18	$10,781	$10,572	$11,374
5/31/18	$10,163	$10,611	$10,808
6/30/18	$9,835	$10,631	$10,499
7/31/18	$10,025	$10,634	$10,698
8/31/18	$9,376	$10,667	$10,047
9/30/18	$9,590	$10,626	$10,307
10/31/18	$9,389	$10,605	$10,105
11/30/18	$9,658	$10,657	$10,389
12/31/18	$9,734	$10,811	$10,525
1/31/19	$10,299	$10,925	$11,099
2/28/19	$10,193	$10,938	$10,978
3/31/19	$10,079	$11,134	$10,832
4/30/19	$10,070	$11,141	$10,813
5/31/19	$10,157	$11,301	$10,845
6/30/19	$10,755	$11,460	$11,442
7/31/19	$10,886	$11,550	$11,549
8/31/19	$10,508	$11,812	$11,244
9/30/19	$10,663	$11,757	$11,352
10/31/19	$10,959	$11,737	$11,681
11/30/19	$10,818	$11,723	$11,468
12/31/19	$11,361	$11,699	$11,943
1/31/20	$11,244	$11,910	$11,789
2/29/20	$10,861	$12,056	$11,387
3/31/20	$9,087	$11,868	$10,126
4/30/20	$9,558	$12,060	$10,523
5/31/20	$10,234	$12,095	$11,068
6/30/20	$10,275	$12,155	$11,120
7/31/20	$10,639	$12,288	$11,456
8/31/20	$10,661	$12,199	$11,418
9/30/20	$10,425	$12,243	$11,188
10/31/20	$10,500	$12,244	$11,235
11/30/20	$11,131	$12,314	$11,852
12/31/20	$11,558	$12,352	$12,264
1/31/21	$11,422	$12,286	$12,133
2/28/21	$11,148	$12,095	$11,808
3/31/21	$10,764	$12,047	$11,445
4/30/21	$10,993	$12,078	$11,704
5/31/21	$11,268	$12,105	$11,996
6/30/21	$11,139	$12,164	$11,850
7/31/21	$11,082	$12,316	$11,799
8/31/21	$11,189	$12,291	$11,890
9/30/21	$10,832	$12,175	$11,482
10/31/21	$10,653	$12,143	$11,330
11/30/21	$10,469	$12,230	$11,020
12/31/21	$10,616	$12,180	$11,191
1/31/22	$10,637	$11,989	$11,191
2/28/22	$10,111	$11,829	$10,631
3/31/22	$10,082	$11,574	$10,468
4/30/22	$9,549	$11,263	$9,838
5/31/22	$9,715	$11,248	$10,011
6/30/22	$9,251	$11,077	$9,565
7/31/22	$9,405	$11,359	$9,593
8/31/22	$9,487	$11,063	$9,580
9/30/22	$9,038	$10,707	$9,113
10/31/22	$9,088	$10,671	$9,033
11/30/22	$9,716	$10,943	$9,675
12/31/22	$9,898	$10,814	$9,884
1/31/23	$10,362	$11,063	$10,308
2/28/23	$10,007	$10,886	$9,982
3/31/23	$10,442	$11,128	$10,394
4/30/23	$10,555	$11,185	$10,483
5/31/23	$10,402	$11,141	$10,318
6/30/23	$10,801	$11,134	$10,654
7/31/23	$11,099	$11,138	$10,961
8/31/23	$10,770	$11,124	$10,666
9/30/23	$10,393	$10,932	$10,307
10/31/23	$10,346	$10,854	$10,253
11/30/23	$10,918	$11,228	$10,793
12/31/23	$11,403	$11,586	$11,139
1/31/24	$11,223	$11,564	$10,969
2/29/24	$11,233	$11,484	$10,906
3/31/24	$11,265	$11,588	$10,903
4/30/24	$11,019	$11,401	$10,670
5/31/24	$11,233	$11,502	$10,843
6/30/24	$11,030	$11,602	$10,725
7/31/24	$11,294	$11,826	$10,969
8/31/24	$11,658	$11,956	$11,306
9/30/24	$12,059	$12,094	$11,690
10/31/24	$11,494	$11,931	$11,151
11/30/24	$11,461	$12,072	$11,087
12/31/24	$11,268	$11,980	$10,874
1/31/25	$11,560	$12,026	$11,097
2/28/25	$11,664	$12,171	$11,170
3/31/25	$11,813	$12,120	$11,342

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.86%	5.39%	2.07%
Class A (including sales charge)	0.91%	4.59%	1.68%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,404,514,000
Holdings Count | Holding	1,773
Advisory Fees Paid, Amount	$ 6,013,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000040830
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class C
Trading Symbol	PELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.75%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,284	$9,944	$10,292
5/31/15	$10,065	$9,903	$10,026
6/30/15	$9,919	$9,780	$9,904
7/31/15	$9,593	$9,877	$9,650
8/31/15	$9,108	$9,851	$9,131
9/30/15	$8,713	$9,909	$8,860
10/31/15	$9,073	$9,941	$9,261
11/30/15	$8,879	$9,946	$9,061
12/31/15	$8,626	$9,919	$8,859
1/31/16	$8,599	$10,064	$8,890
2/29/16	$8,678	$10,161	$9,018
3/31/16	$9,455	$10,244	$9,835
4/30/16	$9,793	$10,262	$10,088
5/31/16	$9,238	$10,305	$9,540
6/30/16	$9,802	$10,501	$10,101
7/31/16	$9,825	$10,564	$10,162
8/31/16	$9,849	$10,559	$10,166
9/30/16	$10,037	$10,557	$10,372
10/31/16	$9,977	$10,455	$10,284
11/30/16	$9,229	$10,282	$9,561
12/31/16	$9,429	$10,311	$9,740
1/31/17	$9,654	$10,273	$9,959
2/28/17	$9,853	$10,361	$10,139
3/31/17	$10,114	$10,356	$10,373
4/30/17	$10,235	$10,426	$10,494
5/31/17	$10,372	$10,487	$10,700
6/30/17	$10,399	$10,458	$10,749
7/31/17	$10,620	$10,492	$10,972
8/31/17	$10,774	$10,588	$11,169
9/30/17	$10,736	$10,539	$11,131
10/31/17	$10,418	$10,583	$10,817
11/30/17	$10,556	$10,600	$10,999
12/31/17	$10,758	$10,624	$11,222
1/31/18	$11,253	$10,548	$11,724
2/28/18	$11,203	$10,524	$11,602
3/31/18	$11,301	$10,611	$11,720
4/30/18	$10,947	$10,572	$11,374
5/31/18	$10,313	$10,611	$10,808
6/30/18	$9,974	$10,631	$10,499
7/31/18	$10,160	$10,634	$10,698
8/31/18	$9,496	$10,667	$10,047
9/30/18	$9,707	$10,626	$10,307
10/31/18	$9,497	$10,605	$10,105
11/30/18	$9,764	$10,657	$10,389
12/31/18	$9,835	$10,811	$10,525
1/31/19	$10,399	$10,925	$11,099
2/28/19	$10,286	$10,938	$10,978
3/31/19	$10,165	$11,134	$10,832
4/30/19	$10,150	$11,141	$10,813
5/31/19	$10,230	$11,301	$10,845
6/30/19	$10,826	$11,460	$11,442
7/31/19	$10,951	$11,550	$11,549
8/31/19	$10,564	$11,812	$11,244
9/30/19	$10,713	$11,757	$11,352
10/31/19	$11,004	$11,737	$11,681
11/30/19	$10,856	$11,723	$11,468
12/31/19	$11,393	$11,699	$11,943
1/31/20	$11,268	$11,910	$11,789
2/29/20	$10,878	$12,056	$11,387
3/31/20	$9,096	$11,868	$10,126
4/30/20	$9,561	$12,060	$10,523
5/31/20	$10,231	$12,095	$11,068
6/30/20	$10,265	$12,155	$11,120
7/31/20	$10,622	$12,288	$11,456
8/31/20	$10,637	$12,199	$11,418
9/30/20	$10,395	$12,243	$11,188
10/31/20	$10,464	$12,244	$11,235
11/30/20	$11,086	$12,314	$11,852
12/31/20	$11,503	$12,352	$12,264
1/31/21	$11,362	$12,286	$12,133
2/28/21	$11,082	$12,095	$11,808
3/31/21	$10,694	$12,047	$11,445
4/30/21	$10,914	$12,078	$11,704
5/31/21	$11,180	$12,105	$11,996
6/30/21	$11,045	$12,164	$11,850
7/31/21	$10,982	$12,316	$11,799
8/31/21	$11,081	$12,291	$11,890
9/30/21	$10,720	$12,175	$11,482
10/31/21	$10,537	$12,143	$11,330
11/30/21	$10,349	$12,230	$11,020
12/31/21	$10,487	$12,180	$11,191
1/31/22	$10,501	$11,989	$11,191
2/28/22	$9,975	$11,829	$10,631
3/31/22	$9,941	$11,574	$10,468
4/30/22	$9,409	$11,263	$9,838
5/31/22	$9,567	$11,248	$10,011
6/30/22	$9,104	$11,077	$9,565
7/31/22	$9,250	$11,359	$9,593
8/31/22	$9,324	$11,063	$9,580
9/30/22	$8,877	$10,707	$9,113
10/31/22	$8,921	$10,671	$9,033
11/30/22	$9,532	$10,943	$9,675
12/31/22	$9,704	$10,814	$9,884
1/31/23	$10,153	$11,063	$10,308
2/28/23	$9,799	$10,886	$9,982
3/31/23	$10,219	$11,128	$10,394
4/30/23	$10,323	$11,185	$10,483
5/31/23	$10,168	$11,141	$10,318
6/30/23	$10,551	$11,134	$10,654
7/31/23	$10,835	$11,138	$10,961
8/31/23	$10,507	$11,124	$10,666
9/30/23	$10,133	$10,932	$10,307
10/31/23	$10,081	$10,854	$10,253
11/30/23	$10,632	$11,228	$10,793
12/31/23	$11,097	$11,586	$11,139
1/31/24	$10,915	$11,564	$10,969
2/29/24	$10,918	$11,484	$10,906
3/31/24	$10,943	$11,588	$10,903
4/30/24	$10,697	$11,401	$10,670
5/31/24	$10,897	$11,502	$10,843
6/30/24	$10,695	$11,602	$10,725
7/31/24	$10,943	$11,826	$10,969
8/31/24	$11,289	$11,956	$11,306
9/30/24	$11,671	$12,094	$11,690
10/31/24	$11,116	$11,931	$11,151
11/30/24	$11,078	$12,072	$11,087
12/31/24	$10,884	$11,980	$10,874
1/31/25	$11,158	$12,026	$11,097
2/28/25	$11,253	$12,171	$11,170
3/31/25	$11,390	$12,120	$11,342

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.08%	4.60%	1.31%
Class C (including sales charge)	3.10%	4.60%	1.31%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,404,514,000
Holdings Count | Holding	1,773
Advisory Fees Paid, Amount	$ 6,013,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200459
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-3
Trading Symbol	PELNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,277	$994,409	$1,029,185
5/31/15	$1,008,257	$990,287	$1,002,645
6/30/15	$994,540	$978,046	$990,437
7/31/15	$962,755	$987,733	$965,042
8/31/15	$914,828	$985,063	$913,135
9/30/15	$875,923	$990,905	$886,025
10/31/15	$912,936	$994,119	$926,134
11/30/15	$894,224	$994,576	$906,108
12/31/15	$869,613	$991,885	$885,916
1/31/16	$867,549	$1,006,395	$888,994
2/29/16	$876,306	$1,016,068	$901,829
3/31/16	$955,555	$1,024,433	$983,503
4/30/16	$990,541	$1,026,173	$1,008,803
5/31/16	$935,222	$1,030,510	$953,955
6/30/16	$993,090	$1,050,127	$1,010,119
7/31/16	$996,366	$1,056,401	$1,016,199
8/31/16	$999,703	$1,055,863	$1,016,607
9/30/16	$1,019,766	$1,055,737	$1,037,175
10/31/16	$1,014,414	$1,045,500	$1,028,406
11/30/16	$939,143	$1,028,232	$956,093
12/31/16	$960,405	$1,031,050	$973,988
1/31/17	$984,043	$1,027,295	$995,920
2/28/17	$1,005,116	$1,036,089	$1,013,866
3/31/17	$1,032,671	$1,035,611	$1,037,313
4/30/17	$1,045,833	$1,042,634	$1,049,429
5/31/17	$1,060,713	$1,048,720	$1,070,002
6/30/17	$1,064,443	$1,045,784	$1,074,900
7/31/17	$1,087,885	$1,049,222	$1,097,193
8/31/17	$1,104,603	$1,058,784	$1,116,867
9/30/17	$1,101,626	$1,053,896	$1,113,074
10/31/17	$1,069,921	$1,058,341	$1,081,698
11/30/17	$1,084,894	$1,059,981	$1,099,923
12/31/17	$1,106,652	$1,062,350	$1,122,160
1/31/18	$1,158,476	$1,054,766	$1,172,420
2/28/18	$1,154,274	$1,052,388	$1,160,179
3/31/18	$1,165,389	$1,061,113	$1,172,027
4/30/18	$1,129,787	$1,057,165	$1,137,370
5/31/18	$1,065,279	$1,061,115	$1,080,762
6/30/18	$1,031,242	$1,063,093	$1,049,881
7/31/18	$1,051,299	$1,063,384	$1,069,777
8/31/18	$983,481	$1,066,652	$1,004,669
9/30/18	$1,006,124	$1,062,572	$1,030,719
10/31/18	$985,212	$1,060,496	$1,010,525
11/30/18	$1,013,722	$1,065,684	$1,038,896
12/31/18	$1,021,944	$1,081,078	$1,052,462
1/31/19	$1,081,481	$1,092,528	$1,109,898
2/28/19	$1,070,569	$1,093,841	$1,097,766
3/31/19	$1,058,832	$1,113,432	$1,083,200
4/30/19	$1,058,115	$1,114,096	$1,081,300
5/31/19	$1,067,429	$1,130,127	$1,084,497
6/30/19	$1,130,511	$1,145,973	$1,144,247
7/31/19	$1,144,558	$1,154,991	$1,154,859
8/31/19	$1,105,108	$1,181,184	$1,124,370
9/30/19	$1,121,545	$1,175,711	$1,135,180
10/31/19	$1,152,923	$1,173,681	$1,168,071
11/30/19	$1,138,398	$1,172,304	$1,146,842
12/31/19	$1,195,747	$1,169,901	$1,194,253
1/31/20	$1,183,677	$1,191,013	$1,178,885
2/29/20	$1,143,581	$1,205,590	$1,138,689
3/31/20	$957,037	$1,186,827	$1,012,581
4/30/20	$1,006,780	$1,206,040	$1,052,279
5/31/20	$1,078,274	$1,209,459	$1,106,765
6/30/20	$1,082,769	$1,215,495	$1,111,974
7/31/20	$1,121,416	$1,228,777	$1,145,550
8/31/20	$1,123,893	$1,219,873	$1,141,791
9/30/20	$1,099,254	$1,224,329	$1,118,770
10/31/20	$1,107,492	$1,224,418	$1,123,536
11/30/20	$1,174,180	$1,231,405	$1,185,195
12/31/20	$1,219,567	$1,235,188	$1,226,423
1/31/21	$1,205,459	$1,228,563	$1,213,275
2/28/21	$1,176,796	$1,209,452	$1,180,766
3/31/21	$1,136,492	$1,204,687	$1,144,519
4/30/21	$1,160,919	$1,207,836	$1,170,379
5/31/21	$1,190,186	$1,210,532	$1,199,580
6/30/21	$1,176,743	$1,216,436	$1,185,008
7/31/21	$1,171,066	$1,231,555	$1,179,944
8/31/21	$1,182,557	$1,229,087	$1,189,038
9/30/21	$1,145,093	$1,217,483	$1,148,237
10/31/21	$1,126,416	$1,214,299	$1,132,988
11/30/21	$1,107,235	$1,222,961	$1,101,997
12/31/21	$1,123,021	$1,218,001	$1,119,144
1/31/22	$1,125,401	$1,198,865	$1,119,085
2/28/22	$1,069,961	$1,182,918	$1,063,125
3/31/22	$1,067,181	$1,157,419	$1,046,842
4/30/22	$1,010,930	$1,126,312	$983,757
5/31/22	$1,028,715	$1,124,762	$1,001,101
6/30/22	$979,829	$1,107,692	$956,524
7/31/22	$996,271	$1,135,906	$959,325
8/31/22	$1,005,163	$1,106,252	$957,978
9/30/22	$957,801	$1,070,739	$911,322
10/31/22	$963,319	$1,067,074	$903,282
11/30/22	$1,030,044	$1,094,267	$967,475
12/31/22	$1,049,645	$1,081,352	$988,370
1/31/23	$1,099,127	$1,106,259	$1,030,798
2/28/23	$1,061,620	$1,088,614	$998,180
3/31/23	$1,108,055	$1,112,753	$1,039,355
4/30/23	$1,120,252	$1,118,482	$1,048,315
5/31/23	$1,104,282	$1,114,079	$1,031,763
6/30/23	$1,146,893	$1,113,414	$1,065,397
7/31/23	$1,178,709	$1,113,774	$1,096,053
8/31/23	$1,144,016	$1,112,375	$1,066,603
9/30/23	$1,104,241	$1,093,192	$1,030,693
10/31/23	$1,099,488	$1,085,430	$1,025,267
11/30/23	$1,160,505	$1,122,750	$1,079,289
12/31/23	$1,212,229	$1,158,631	$1,113,904
1/31/24	$1,193,370	$1,156,360	$1,096,940
2/29/24	$1,194,667	$1,148,426	$1,090,647
3/31/24	$1,198,393	$1,158,782	$1,090,339
4/30/24	$1,172,383	$1,140,124	$1,067,040
5/31/24	$1,195,434	$1,150,213	$1,084,255
6/30/24	$1,174,107	$1,160,193	$1,072,543
7/31/24	$1,202,445	$1,182,607	$1,096,940
8/31/24	$1,241,506	$1,195,560	$1,130,620
9/30/24	$1,284,462	$1,209,433	$1,169,001
10/31/24	$1,224,466	$1,193,067	$1,115,056
11/30/24	$1,221,287	$1,207,238	$1,108,729
12/31/24	$1,200,996	$1,197,974	$1,087,374
1/31/25	$1,232,304	$1,202,615	$1,109,681
2/28/25	$1,243,711	$1,217,096	$1,116,982
3/31/25	$1,259,807	$1,212,017	$1,134,248

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.12%	5.65%	2.34%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,404,514,000
Holdings Count | Holding	1,773
Advisory Fees Paid, Amount	$ 6,013,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000040832
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Institutional Class
Trading Symbol	PELBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,403	$994,409	$1,029,185
5/31/15	$1,008,511	$990,287	$1,002,645
6/30/15	$994,913	$978,046	$990,437
7/31/15	$963,241	$987,733	$965,042
8/31/15	$915,408	$985,063	$913,135
9/30/15	$876,588	$990,905	$886,025
10/31/15	$913,745	$994,119	$926,134
11/30/15	$895,129	$994,576	$906,108
12/31/15	$870,604	$991,885	$885,916
1/31/16	$868,647	$1,006,395	$888,994
2/29/16	$877,518	$1,016,068	$901,829
3/31/16	$956,994	$1,024,433	$983,503
4/30/16	$992,151	$1,026,173	$1,008,803
5/31/16	$936,863	$1,030,510	$953,955
6/30/16	$994,951	$1,050,127	$1,010,119
7/31/16	$998,360	$1,056,401	$1,016,199
8/31/16	$1,001,832	$1,055,863	$1,016,607
9/30/16	$1,022,062	$1,055,737	$1,037,175
10/31/16	$1,016,828	$1,045,500	$1,028,406
11/30/16	$941,496	$1,028,232	$956,093
12/31/16	$962,932	$1,031,050	$973,988
1/31/17	$986,755	$1,027,295	$995,920
2/28/17	$1,008,002	$1,036,089	$1,013,866
3/31/17	$1,035,766	$1,035,611	$1,037,313
4/30/17	$1,049,095	$1,042,634	$1,049,429
5/31/17	$1,064,156	$1,048,720	$1,070,002
6/30/17	$1,068,030	$1,045,784	$1,074,900
7/31/17	$1,091,687	$1,049,222	$1,097,193
8/31/17	$1,108,603	$1,058,784	$1,116,867
9/30/17	$1,105,753	$1,053,896	$1,113,074
10/31/17	$1,074,068	$1,058,341	$1,081,698
11/30/17	$1,089,231	$1,059,981	$1,099,923
12/31/17	$1,111,216	$1,062,350	$1,122,160
1/31/18	$1,163,399	$1,054,766	$1,172,420
2/28/18	$1,159,313	$1,052,388	$1,160,179
3/31/18	$1,170,624	$1,061,113	$1,172,027
4/30/18	$1,134,996	$1,057,165	$1,137,370
5/31/18	$1,070,281	$1,061,115	$1,080,762
6/30/18	$1,036,174	$1,063,093	$1,049,881
7/31/18	$1,056,456	$1,063,384	$1,069,777
8/31/18	$988,443	$1,066,652	$1,004,669
9/30/18	$1,011,310	$1,062,572	$1,030,719
10/31/18	$990,417	$1,060,496	$1,010,525
11/30/18	$1,019,210	$1,065,684	$1,038,896
12/31/18	$1,027,600	$1,081,078	$1,052,462
1/31/19	$1,087,572	$1,092,528	$1,109,898
2/28/19	$1,076,720	$1,093,841	$1,097,766
3/31/19	$1,065,049	$1,113,432	$1,083,200
4/30/19	$1,064,454	$1,114,096	$1,081,300
5/31/19	$1,073,960	$1,130,127	$1,084,497
6/30/19	$1,137,553	$1,145,973	$1,144,247
7/31/19	$1,151,833	$1,154,991	$1,154,859
8/31/19	$1,112,282	$1,181,184	$1,124,370
9/30/19	$1,128,955	$1,175,711	$1,135,180
10/31/19	$1,160,683	$1,173,681	$1,168,071
11/30/19	$1,146,203	$1,172,304	$1,146,842
12/31/19	$1,204,092	$1,169,901	$1,194,253
1/31/20	$1,192,090	$1,191,013	$1,178,885
2/29/20	$1,151,846	$1,205,590	$1,138,689
3/31/20	$964,081	$1,186,827	$1,012,581
4/30/20	$1,014,318	$1,206,040	$1,052,279
5/31/20	$1,086,479	$1,209,459	$1,106,765
6/30/20	$1,091,143	$1,215,495	$1,111,974
7/31/20	$1,130,238	$1,228,777	$1,145,550
8/31/20	$1,132,868	$1,219,873	$1,141,791
9/30/20	$1,108,170	$1,224,329	$1,118,770
10/31/20	$1,116,624	$1,224,418	$1,123,536
11/30/20	$1,183,998	$1,231,405	$1,185,195
12/31/20	$1,229,930	$1,235,188	$1,226,423
1/31/21	$1,215,843	$1,228,563	$1,213,275
2/28/21	$1,187,073	$1,209,452	$1,180,766
3/31/21	$1,146,559	$1,204,687	$1,144,519
4/30/21	$1,171,354	$1,207,836	$1,170,379
5/31/21	$1,201,025	$1,210,532	$1,199,580
6/30/21	$1,187,604	$1,216,436	$1,185,008
7/31/21	$1,182,029	$1,231,555	$1,179,944
8/31/21	$1,193,769	$1,229,087	$1,189,038
9/30/21	$1,156,098	$1,217,483	$1,148,237
10/31/21	$1,137,390	$1,214,299	$1,132,988
11/30/21	$1,118,164	$1,222,961	$1,101,997
12/31/21	$1,134,261	$1,218,001	$1,119,144
1/31/22	$1,136,809	$1,198,865	$1,119,085
2/28/22	$1,080,943	$1,182,918	$1,063,125
3/31/22	$1,078,279	$1,157,419	$1,046,842
4/30/22	$1,021,584	$1,126,312	$983,757
5/31/22	$1,039,682	$1,124,762	$1,001,101
6/30/22	$990,401	$1,107,692	$956,524
7/31/22	$1,007,144	$1,135,906	$959,325
8/31/22	$1,016,260	$1,106,252	$957,978
9/30/22	$968,506	$1,070,739	$911,322
10/31/22	$974,200	$1,067,074	$903,282
11/30/22	$1,041,802	$1,094,267	$967,475
12/31/22	$1,061,760	$1,081,352	$988,370
1/31/23	$1,111,941	$1,106,259	$1,030,798
2/28/23	$1,074,118	$1,088,614	$998,180
3/31/23	$1,121,246	$1,112,753	$1,039,355
4/30/23	$1,133,716	$1,118,482	$1,048,315
5/31/23	$1,117,695	$1,114,079	$1,031,763
6/30/23	$1,160,973	$1,113,414	$1,065,397
7/31/23	$1,193,314	$1,113,774	$1,096,053
8/31/23	$1,158,337	$1,112,375	$1,066,603
9/30/23	$1,118,206	$1,093,192	$1,030,693
10/31/23	$1,113,529	$1,085,430	$1,025,267
11/30/23	$1,175,466	$1,122,750	$1,079,289
12/31/23	$1,228,012	$1,158,631	$1,113,904
1/31/24	$1,209,055	$1,156,360	$1,096,940
2/29/24	$1,210,509	$1,148,426	$1,090,647
3/31/24	$1,214,438	$1,158,782	$1,090,339
4/30/24	$1,188,225	$1,140,124	$1,067,040
5/31/24	$1,211,752	$1,150,213	$1,084,255
6/30/24	$1,190,268	$1,160,193	$1,072,543
7/31/24	$1,219,140	$1,182,607	$1,096,940
8/31/24	$1,258,909	$1,195,560	$1,130,620
9/30/24	$1,302,613	$1,209,433	$1,169,001
10/31/24	$1,241,929	$1,193,067	$1,115,056
11/30/24	$1,238,861	$1,207,238	$1,108,729
12/31/24	$1,218,435	$1,197,974	$1,087,374
1/31/25	$1,250,360	$1,202,615	$1,109,681
2/28/25	$1,262,078	$1,217,096	$1,116,982
3/31/25	$1,278,563	$1,212,017	$1,134,248

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.28%	5.81%	2.49%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,404,514,000
Holdings Count | Holding	1,773
Advisory Fees Paid, Amount	$ 6,013,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064168
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-2
Trading Symbol	PELPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the J.P. Morgan Global Bond Index-Emerging Markets Global Diversified Index (“Index”), as the currency generated positive returns from interest.

  Overweight exposure to Peruvian local duration contributed to relative performance, as local rates fell.

  Underweight exposure to the Chinese yuan offshore detracted from relative performance, as the currency appreciated from March 31, 2024 to September 30, 2024.

  Overweight exposure to the Brazilian real detracted from relative performance, as the currency depreciated.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,029,319	$994,409	$1,029,185
5/31/15	$1,008,343	$990,287	$1,002,645
6/30/15	$994,666	$978,046	$990,437
7/31/15	$962,911	$987,733	$965,042
8/31/15	$915,021	$985,063	$913,135
9/30/15	$876,145	$990,905	$886,025
10/31/15	$913,204	$994,119	$926,134
11/30/15	$894,526	$994,576	$906,108
12/31/15	$869,936	$991,885	$885,916
1/31/16	$867,913	$1,006,395	$888,994
2/29/16	$876,707	$1,016,068	$901,829
3/31/16	$956,032	$1,024,433	$983,503
4/30/16	$991,073	$1,026,173	$1,008,803
5/31/16	$935,769	$1,030,510	$953,955
6/30/16	$993,711	$1,050,127	$1,010,119
7/31/16	$997,032	$1,056,401	$1,016,199
8/31/16	$1,000,413	$1,055,863	$1,016,607
9/30/16	$1,020,525	$1,055,737	$1,037,175
10/31/16	$1,015,216	$1,045,500	$1,028,406
11/30/16	$939,925	$1,028,232	$956,093
12/31/16	$961,233	$1,031,050	$973,988
1/31/17	$984,938	$1,027,295	$995,920
2/28/17	$1,006,069	$1,036,089	$1,013,866
3/31/17	$1,033,689	$1,035,611	$1,037,313
4/30/17	$1,046,913	$1,042,634	$1,049,429
5/31/17	$1,061,851	$1,048,720	$1,070,002
6/30/17	$1,065,615	$1,045,784	$1,074,900
7/31/17	$1,089,134	$1,049,222	$1,097,193
8/31/17	$1,105,919	$1,058,784	$1,116,867
9/30/17	$1,102,982	$1,053,896	$1,113,074
10/31/17	$1,071,287	$1,058,341	$1,081,698
11/30/17	$1,086,323	$1,059,981	$1,099,923
12/31/17	$1,108,153	$1,062,350	$1,122,160
1/31/18	$1,160,102	$1,054,766	$1,172,420
2/28/18	$1,155,940	$1,052,388	$1,160,179
3/31/18	$1,167,120	$1,061,113	$1,172,027
4/30/18	$1,131,510	$1,057,165	$1,137,370
5/31/18	$1,066,898	$1,061,115	$1,080,762
6/30/18	$1,032,805	$1,063,093	$1,049,881
7/31/18	$1,052,935	$1,063,384	$1,069,777
8/31/18	$985,052	$1,066,652	$1,004,669
9/30/18	$1,007,768	$1,062,572	$1,030,719
10/31/18	$986,864	$1,060,496	$1,010,525
11/30/18	$1,015,465	$1,065,684	$1,038,896
12/31/18	$1,023,741	$1,081,078	$1,052,462
1/31/19	$1,083,401	$1,092,528	$1,109,898
2/28/19	$1,072,510	$1,093,841	$1,097,766
3/31/19	$1,060,795	$1,113,432	$1,083,200
4/30/19	$1,060,126	$1,114,096	$1,081,300
5/31/19	$1,069,499	$1,130,127	$1,084,497
6/30/19	$1,132,745	$1,145,973	$1,144,247
7/31/19	$1,146,868	$1,154,991	$1,154,859
8/31/19	$1,107,389	$1,181,184	$1,124,370
9/30/19	$1,123,902	$1,175,711	$1,135,180
10/31/19	$1,155,393	$1,173,681	$1,168,071
11/30/19	$1,140,884	$1,172,304	$1,146,842
12/31/19	$1,198,406	$1,169,901	$1,194,253
1/31/20	$1,186,360	$1,191,013	$1,178,885
2/29/20	$1,146,218	$1,205,590	$1,138,689
3/31/20	$959,288	$1,186,827	$1,012,581
4/30/20	$1,009,196	$1,206,040	$1,052,279
5/31/20	$1,080,906	$1,209,459	$1,106,765
6/30/20	$1,085,457	$1,215,495	$1,111,974
7/31/20	$1,124,250	$1,228,777	$1,145,550
8/31/20	$1,126,777	$1,219,873	$1,141,791
9/30/20	$1,102,119	$1,224,329	$1,118,770
10/31/20	$1,110,428	$1,224,418	$1,123,536
11/30/20	$1,177,337	$1,231,405	$1,185,195
12/31/20	$1,222,899	$1,235,188	$1,226,423
1/31/21	$1,208,800	$1,228,563	$1,213,275
2/28/21	$1,180,105	$1,209,452	$1,180,766
3/31/21	$1,139,733	$1,204,687	$1,144,519
4/30/21	$1,164,279	$1,207,836	$1,170,379
5/31/21	$1,193,676	$1,210,532	$1,199,580
6/30/21	$1,180,240	$1,216,436	$1,185,008
7/31/21	$1,174,597	$1,231,555	$1,179,944
8/31/21	$1,186,164	$1,229,087	$1,189,038
9/30/21	$1,148,634	$1,217,483	$1,148,237
10/31/21	$1,129,947	$1,214,299	$1,132,988
11/30/21	$1,110,752	$1,222,961	$1,101,997
12/31/21	$1,126,640	$1,218,001	$1,119,144
1/31/22	$1,129,079	$1,198,865	$1,119,085
2/28/22	$1,073,502	$1,182,918	$1,063,125
3/31/22	$1,070,768	$1,157,419	$1,046,842
4/30/22	$1,014,377	$1,126,312	$983,757
5/31/22	$1,032,267	$1,124,762	$1,001,101
6/30/22	$983,255	$1,107,692	$956,524
7/31/22	$999,795	$1,135,906	$959,325
8/31/22	$1,008,763	$1,106,252	$957,978
9/30/22	$961,276	$1,070,739	$911,322
10/31/22	$966,851	$1,067,074	$903,282
11/30/22	$1,033,865	$1,094,267	$967,475
12/31/22	$1,053,569	$1,081,352	$988,370
1/31/23	$1,103,278	$1,106,259	$1,030,798
2/28/23	$1,065,667	$1,088,614	$998,180
3/31/23	$1,112,331	$1,112,753	$1,039,355
4/30/23	$1,124,616	$1,118,482	$1,048,315
5/31/23	$1,108,631	$1,114,079	$1,031,763
6/30/23	$1,151,459	$1,113,414	$1,065,397
7/31/23	$1,183,442	$1,113,774	$1,096,053
8/31/23	$1,148,658	$1,112,375	$1,066,603
9/30/23	$1,108,769	$1,093,192	$1,030,693
10/31/23	$1,104,042	$1,085,430	$1,025,267
11/30/23	$1,165,358	$1,122,750	$1,079,289
12/31/23	$1,217,349	$1,158,631	$1,113,904
1/31/24	$1,198,461	$1,156,360	$1,096,940
2/29/24	$1,199,810	$1,148,426	$1,090,647
3/31/24	$1,203,604	$1,158,782	$1,090,339
4/30/24	$1,177,528	$1,140,124	$1,067,040
5/31/24	$1,200,735	$1,150,213	$1,084,255
6/30/24	$1,179,358	$1,160,193	$1,072,543
7/31/24	$1,207,865	$1,182,607	$1,096,940
8/31/24	$1,247,155	$1,195,560	$1,130,620
9/30/24	$1,290,355	$1,209,433	$1,169,001
10/31/24	$1,230,136	$1,193,067	$1,115,056
11/30/24	$1,226,994	$1,207,238	$1,108,729
12/31/24	$1,206,660	$1,197,974	$1,087,374
1/31/25	$1,238,169	$1,202,615	$1,109,681
2/28/25	$1,249,677	$1,217,096	$1,116,982
3/31/25	$1,265,900	$1,212,017	$1,134,248

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.18%	5.70%	2.39%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	4.03%	2.30%	1.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,404,514,000
Holdings Count | Holding	1,773
Advisory Fees Paid, Amount	$ 6,013,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,404,514
# of Portfolio Holdings	1,773
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$6,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	11.4%
United States	11.2%
South Africa	8.4%
Malaysia	7.6%
Poland	6.6%
Peru	6.6%
Brazil	5.9%
Dominican Republic	5.6%
Philippines	5.3%
Czech Republic	3.9%
Other Countries	33.3%
Short-Term Instruments	2.2%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(14.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.42% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000074976
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Bond Fund
Class Name	Class A
Trading Symbol	PGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.39%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) ("Index"), as yields rose.

  Positioning within Japanese interest rate strategies, notably a preference for interest rate swaps over Japanese government bonds, contributed to relative performance versus the Index, as swap spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to relative performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Underweight exposure to duration in China detracted from relative performance versus the Index, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance versus the Index, as yields fell.

  Overweight exposure to U.S. agency mortgage-backed securities detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/15	$9,629	$10,000	$10,000
4/30/15	$9,759	$10,106	$10,026
5/31/15	$9,580	$9,926	$9,955
6/30/15	$9,512	$9,882	$9,853
7/31/15	$9,438	$9,904	$9,844
8/31/15	$9,304	$9,916	$9,723
9/30/15	$9,207	$9,966	$9,676
10/31/15	$9,355	$9,987	$9,800
11/30/15	$9,342	$9,822	$9,765
12/31/15	$9,242	$9,874	$9,693
1/31/16	$9,258	$9,960	$9,733
2/29/16	$9,220	$10,182	$9,815
3/31/16	$9,502	$10,457	$10,050
4/30/16	$9,581	$10,596	$10,105
5/31/16	$9,495	$10,454	$10,013
6/30/16	$9,730	$10,759	$10,213
7/31/16	$9,866	$10,840	$10,305
8/31/16	$9,937	$10,787	$10,336
9/30/16	$9,993	$10,847	$10,356
10/31/16	$9,955	$10,546	$10,262
11/30/16	$9,708	$10,127	$9,987
12/31/16	$9,787	$10,080	$10,017
1/31/17	$9,883	$10,194	$10,088
2/28/17	$10,019	$10,242	$10,199
3/31/17	$10,106	$10,258	$10,259
4/30/17	$10,128	$10,373	$10,320
5/31/17	$10,209	$10,534	$10,415
6/30/17	$10,205	$10,525	$10,416
7/31/17	$10,294	$10,702	$10,492
8/31/17	$10,423	$10,808	$10,592
9/30/17	$10,404	$10,710	$10,546
10/31/17	$10,428	$10,670	$10,564
11/30/17	$10,463	$10,788	$10,604
12/31/17	$10,515	$10,826	$10,660
1/31/18	$10,596	$10,955	$10,668
2/28/18	$10,533	$10,857	$10,613
3/31/18	$10,586	$10,973	$10,678
4/30/18	$10,496	$10,797	$10,597
5/31/18	$10,454	$10,715	$10,570
6/30/18	$10,424	$10,668	$10,543
7/31/18	$10,493	$10,650	$10,573
8/31/18	$10,425	$10,661	$10,500
9/30/18	$10,410	$10,569	$10,512
10/31/18	$10,360	$10,451	$10,482
11/30/18	$10,379	$10,484	$10,552
12/31/18	$10,409	$10,696	$10,675
1/31/19	$10,612	$10,859	$10,852
2/28/19	$10,638	$10,796	$10,860
3/31/19	$10,742	$10,931	$11,001
4/30/19	$10,786	$10,899	$11,019
5/31/19	$10,866	$11,047	$11,137
6/30/19	$11,057	$11,291	$11,343
7/31/19	$11,144	$11,260	$11,448
8/31/19	$11,209	$11,489	$11,580
9/30/19	$11,188	$11,372	$11,550
10/31/19	$11,227	$11,448	$11,588
11/30/19	$11,190	$11,361	$11,564
12/31/19	$11,294	$11,427	$11,617
1/31/20	$11,406	$11,573	$11,755
2/29/20	$11,394	$11,651	$11,804
3/31/20	$10,710	$11,390	$11,406
4/30/20	$10,994	$11,614	$11,620
5/31/20	$11,236	$11,665	$11,732
6/30/20	$11,371	$11,768	$11,818
7/31/20	$11,621	$12,144	$12,001
8/31/20	$11,702	$12,125	$11,957
9/30/20	$11,706	$12,081	$11,956
10/31/20	$11,758	$12,093	$11,969
11/30/20	$11,959	$12,313	$12,132
12/31/20	$12,119	$12,478	$12,227
1/31/21	$12,097	$12,368	$12,154
2/28/21	$11,937	$12,155	$11,965
3/31/21	$11,891	$11,922	$11,913
4/30/21	$11,963	$12,072	$11,999
5/31/21	$12,058	$12,186	$12,086
6/30/21	$12,040	$12,078	$12,115
7/31/21	$12,111	$12,239	$12,221
8/31/21	$12,130	$12,188	$12,229
9/30/21	$12,039	$11,971	$12,104
10/31/21	$12,001	$11,942	$12,094
11/30/21	$12,016	$11,908	$12,144
12/31/21	$12,059	$11,891	$12,155
1/31/22	$11,954	$11,647	$12,005
2/28/22	$11,705	$11,509	$11,807
3/31/22	$11,521	$11,158	$11,585
4/30/22	$11,153	$10,547	$11,239
5/31/22	$11,128	$10,576	$11,231
6/30/22	$10,844	$10,236	$11,000
7/31/22	$11,102	$10,454	$11,250
8/31/22	$10,917	$10,041	$10,999
9/30/22	$10,415	$9,526	$10,589
10/31/22	$10,415	$9,460	$10,551
11/30/22	$10,807	$9,905	$10,871
12/31/22	$10,771	$9,959	$10,833
1/31/23	$11,078	$10,286	$11,110
2/28/23	$10,871	$9,944	$10,898
3/31/23	$11,020	$10,258	$11,136
4/30/23	$11,051	$10,303	$11,189
5/31/23	$10,960	$10,102	$11,115
6/30/23	$10,993	$10,101	$11,113
7/31/23	$11,118	$10,171	$11,189
8/31/23	$11,040	$10,032	$11,123
9/30/23	$10,904	$9,739	$10,953
10/31/23	$10,834	$9,623	$10,889
11/30/23	$11,202	$10,108	$11,268
12/31/23	$11,575	$10,528	$11,586
1/31/24	$11,541	$10,383	$11,540
2/29/24	$11,478	$10,252	$11,473
3/31/24	$11,617	$10,309	$11,550
4/30/24	$11,458	$10,048	$11,386
5/31/24	$11,594	$10,180	$11,487
6/30/24	$11,631	$10,195	$11,553
7/31/24	$11,810	$10,476	$11,742
8/31/24	$11,915	$10,724	$11,900
9/30/24	$12,097	$10,907	$12,058
10/31/24	$11,852	$10,541	$11,864
11/30/24	$11,967	$10,577	$11,936
12/31/24	$11,899	$10,350	$11,816
1/31/25	$12,020	$10,409	$11,901
2/28/25	$12,138	$10,558	$12,017
3/31/25	$12,142	$10,623	$12,019

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.52%	2.54%	2.35%
Class A (including sales charge)	0.63%	1.76%	1.96%
Bloomberg Global Aggregate (USD Unhedged) Index	3.05%	(1.38%)	0.61%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.07%	1.05%	1.86%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 226,205,000
Holdings Count | Holding	1,369
Advisory Fees Paid, Amount	$ 1,002,000
InvestmentCompanyPortfolioTurnover	629.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$226,205
# of Portfolio Holdings	1,369
Portfolio Turnover Rate	629%
Total Net Advisory Fees Paid During the Reporting Period	$1,002
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	85.5%
Japan	5.6%
France	4.9%
Canada	4.6%
United Kingdom	4.0%
Spain	3.4%
Saudi Arabia	3.3%
Cayman Islands	3.1%
Australia	2.9%
Other Countries	26.6%
Short-Term Instruments	5.8%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.16% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.16% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000065241
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Strategy Bond Fund
Class Name	Institutional Class
Trading Symbol	PSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) ("Index"), as yields rose.

  Positioning within Japanese interest rate strategies, notably a preference for interest rate swaps over Japanese government bonds, contributed to relative performance versus the Index, as swap spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to relative performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Underweight exposure to duration in China detracted from relative performance versus the Index, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance versus the Index, as yields fell.

  Overweight exposure to U.S. agency mortgage-backed securities detracted from relative performance versus the Index, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,013,822	$1,010,635	$1,002,640
5/31/15	$995,613	$992,566	$995,481
6/30/15	$988,869	$988,218	$985,287
7/31/15	$981,465	$990,432	$984,361
8/31/15	$967,861	$991,585	$972,313
9/30/15	$958,116	$996,638	$967,587
10/31/15	$973,870	$998,743	$980,050
11/30/15	$972,766	$982,208	$976,463
12/31/15	$962,776	$987,429	$969,344
1/31/16	$964,715	$995,986	$973,348
2/29/16	$961,038	$1,018,164	$981,475
3/31/16	$990,769	$1,045,678	$1,005,001
4/30/16	$999,378	$1,059,587	$1,010,458
5/31/16	$990,671	$1,045,372	$1,001,283
6/30/16	$1,015,591	$1,075,899	$1,021,349
7/31/16	$1,030,103	$1,084,009	$1,030,459
8/31/16	$1,037,896	$1,078,744	$1,033,561
9/30/16	$1,044,055	$1,084,683	$1,035,597
10/31/16	$1,040,379	$1,054,578	$1,026,173
11/30/16	$1,014,969	$1,012,678	$998,682
12/31/16	$1,023,619	$1,008,025	$1,001,668
1/31/17	$1,033,925	$1,019,390	$1,008,780
2/28/17	$1,048,492	$1,024,208	$1,019,886
3/31/17	$1,057,935	$1,025,782	$1,025,863
4/30/17	$1,060,551	$1,037,344	$1,031,998
5/31/17	$1,069,432	$1,053,396	$1,041,492
6/30/17	$1,069,381	$1,052,472	$1,041,638
7/31/17	$1,079,092	$1,070,167	$1,049,169
8/31/17	$1,092,937	$1,080,769	$1,059,167
9/30/17	$1,091,344	$1,071,034	$1,054,592
10/31/17	$1,094,197	$1,066,981	$1,056,353
11/30/17	$1,098,186	$1,078,831	$1,060,357
12/31/17	$1,104,078	$1,082,569	$1,065,955
1/31/18	$1,112,999	$1,095,469	$1,066,840
2/28/18	$1,106,652	$1,085,749	$1,061,282
3/31/18	$1,112,603	$1,097,306	$1,067,756
4/30/18	$1,103,472	$1,079,730	$1,059,662
5/31/18	$1,099,488	$1,071,540	$1,057,034
6/30/18	$1,096,680	$1,066,775	$1,054,339
7/31/18	$1,104,338	$1,064,994	$1,057,270
8/31/18	$1,097,563	$1,066,112	$1,050,038
9/30/18	$1,096,352	$1,056,921	$1,051,172
10/31/18	$1,091,376	$1,045,115	$1,048,165
11/30/18	$1,093,818	$1,048,383	$1,055,241
12/31/18	$1,097,333	$1,069,579	$1,067,492
1/31/19	$1,119,100	$1,085,864	$1,085,180
2/28/19	$1,122,135	$1,079,614	$1,086,005
3/31/19	$1,133,541	$1,093,130	$1,100,124
4/30/19	$1,138,525	$1,089,893	$1,101,851
5/31/19	$1,147,448	$1,104,652	$1,113,707
6/30/19	$1,167,897	$1,129,144	$1,134,343
7/31/19	$1,177,529	$1,126,006	$1,144,847
8/31/19	$1,184,818	$1,148,903	$1,158,013
9/30/19	$1,182,928	$1,137,217	$1,154,967
10/31/19	$1,187,463	$1,144,790	$1,158,825
11/30/19	$1,183,974	$1,136,109	$1,156,450
12/31/19	$1,195,385	$1,142,734	$1,161,689
1/31/20	$1,207,602	$1,157,321	$1,175,547
2/29/20	$1,206,757	$1,165,105	$1,180,379
3/31/20	$1,134,615	$1,139,000	$1,140,624
4/30/20	$1,165,152	$1,161,362	$1,161,976
5/31/20	$1,191,118	$1,166,457	$1,173,224
6/30/20	$1,205,913	$1,176,820	$1,181,754
7/31/20	$1,232,824	$1,214,353	$1,200,094
8/31/20	$1,241,786	$1,212,501	$1,195,750
9/30/20	$1,242,618	$1,208,140	$1,195,571
10/31/20	$1,248,589	$1,209,296	$1,196,921
11/30/20	$1,270,342	$1,231,283	$1,213,152
12/31/20	$1,287,863	$1,247,822	$1,222,675
1/31/21	$1,285,906	$1,236,833	$1,215,351
2/28/21	$1,269,284	$1,215,543	$1,196,477
3/31/21	$1,264,847	$1,192,160	$1,191,332
4/30/21	$1,272,924	$1,207,221	$1,199,897
5/31/21	$1,283,475	$1,218,558	$1,208,573
6/30/21	$1,281,935	$1,207,808	$1,211,473
7/31/21	$1,289,957	$1,223,884	$1,222,123
8/31/21	$1,292,351	$1,218,794	$1,222,905
9/30/21	$1,283,152	$1,197,137	$1,210,418
10/31/21	$1,279,548	$1,194,244	$1,209,366
11/30/21	$1,281,560	$1,190,751	$1,214,360
12/31/21	$1,286,617	$1,189,088	$1,215,490
1/31/22	$1,275,732	$1,164,719	$1,200,491
2/28/22	$1,249,590	$1,150,876	$1,180,706
3/31/22	$1,230,374	$1,115,829	$1,158,497
4/30/22	$1,191,420	$1,054,694	$1,123,881
5/31/22	$1,189,140	$1,057,573	$1,123,084
6/30/22	$1,159,204	$1,023,638	$1,099,971
7/31/22	$1,187,145	$1,045,400	$1,125,006
8/31/22	$1,167,765	$1,004,147	$1,099,918
9/30/22	$1,114,483	$952,554	$1,058,902
10/31/22	$1,114,879	$946,003	$1,055,101
11/30/22	$1,157,158	$990,523	$1,087,133
12/31/22	$1,153,707	$995,879	$1,083,340
1/31/23	$1,186,970	$1,028,573	$1,110,964
2/28/23	$1,165,235	$994,379	$1,089,801
3/31/23	$1,181,611	$1,025,822	$1,113,602
4/30/23	$1,185,283	$1,030,349	$1,118,914
5/31/23	$1,175,867	$1,010,208	$1,111,506
6/30/23	$1,179,858	$1,010,129	$1,111,306
7/31/23	$1,193,675	$1,017,124	$1,118,863
8/31/23	$1,185,697	$1,003,210	$1,112,318
9/30/23	$1,171,507	$973,903	$1,095,322
10/31/23	$1,164,337	$962,262	$1,088,947
11/30/23	$1,204,257	$1,010,785	$1,126,766
12/31/23	$1,244,826	$1,052,795	$1,158,609
1/31/24	$1,241,549	$1,038,268	$1,153,951
2/29/24	$1,235,183	$1,025,220	$1,147,270
3/31/24	$1,250,535	$1,030,864	$1,154,979
4/30/24	$1,233,840	$1,004,848	$1,138,602
5/31/24	$1,248,980	$1,018,017	$1,148,656
6/30/24	$1,253,255	$1,019,479	$1,155,317
7/31/24	$1,273,043	$1,047,630	$1,174,219
8/31/24	$1,284,761	$1,072,417	$1,189,953
9/30/24	$1,304,822	$1,090,668	$1,205,839
10/31/24	$1,278,829	$1,054,110	$1,186,377
11/30/24	$1,291,635	$1,057,703	$1,193,626
12/31/24	$1,284,809	$1,035,012	$1,181,642
1/31/25	$1,298,284	$1,040,902	$1,190,114
2/28/25	$1,311,480	$1,055,787	$1,201,705
3/31/25	$1,312,318	$1,062,292	$1,201,946

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.94%	2.95%	2.76%
Bloomberg Global Aggregate (USD Unhedged) Index	3.05%	(1.38%)	0.61%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.07%	1.05%	1.86%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 226,205,000
Holdings Count | Holding	1,369
Advisory Fees Paid, Amount	$ 1,002,000
InvestmentCompanyPortfolioTurnover	629.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$226,205
# of Portfolio Holdings	1,369
Portfolio Turnover Rate	629%
Total Net Advisory Fees Paid During the Reporting Period	$1,002
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	85.5%
Japan	5.6%
France	4.9%
Canada	4.6%
United Kingdom	4.0%
Spain	3.4%
Saudi Arabia	3.3%
Cayman Islands	3.1%
Australia	2.9%
Other Countries	26.6%
Short-Term Instruments	5.8%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.16% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.16% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026536
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$9,625	$10,000
4/30/15	$9,517	$9,944
5/31/15	$9,428	$9,903
6/30/15	$9,273	$9,780
7/31/15	$9,414	$9,877
8/31/15	$9,344	$9,851
9/30/15	$9,373	$9,909
10/31/15	$9,409	$9,941
11/30/15	$9,428	$9,946
12/31/15	$9,371	$9,919
1/31/16	$9,453	$10,064
2/29/16	$9,477	$10,161
3/31/16	$9,582	$10,244
4/30/16	$9,642	$10,262
5/31/16	$9,674	$10,305
6/30/16	$9,879	$10,501
7/31/16	$9,998	$10,564
8/31/16	$10,009	$10,559
9/30/16	$10,056	$10,557
10/31/16	$9,996	$10,455
11/30/16	$9,842	$10,282
12/31/16	$9,914	$10,311
1/31/17	$9,881	$10,273
2/28/17	$9,996	$10,361
3/31/17	$10,015	$10,356
4/30/17	$10,061	$10,426
5/31/17	$10,128	$10,487
6/30/17	$10,108	$10,458
7/31/17	$10,165	$10,492
8/31/17	$10,272	$10,588
9/30/17	$10,251	$10,539
10/31/17	$10,300	$10,583
11/30/17	$10,311	$10,600
12/31/17	$10,307	$10,624
1/31/18	$10,298	$10,548
2/28/18	$10,240	$10,524
3/31/18	$10,303	$10,611
4/30/18	$10,275	$10,572
5/31/18	$10,248	$10,611
6/30/18	$10,254	$10,631
7/31/18	$10,310	$10,634
8/31/18	$10,297	$10,667
9/30/18	$10,312	$10,626
10/31/18	$10,257	$10,605
11/30/18	$10,215	$10,657
12/31/18	$10,223	$10,811
1/31/19	$10,362	$10,925
2/28/19	$10,430	$10,938
3/31/19	$10,491	$11,134
4/30/19	$10,552	$11,141
5/31/19	$10,617	$11,301
6/30/19	$10,702	$11,460
7/31/19	$10,754	$11,550
8/31/19	$10,847	$11,812
9/30/19	$10,820	$11,757
10/31/19	$10,834	$11,737
11/30/19	$10,823	$11,723
12/31/19	$10,876	$11,699
1/31/20	$11,013	$11,910
2/29/20	$11,020	$12,056
3/31/20	$10,581	$11,868
4/30/20	$10,821	$12,060
5/31/20	$10,962	$12,095
6/30/20	$11,081	$12,155
7/31/20	$11,235	$12,288
8/31/20	$11,324	$12,199
9/30/20	$11,359	$12,243
10/31/20	$11,413	$12,244
11/30/20	$11,530	$12,314
12/31/20	$11,630	$12,352
1/31/21	$11,658	$12,286
2/28/21	$11,602	$12,095
3/31/21	$11,591	$12,047
4/30/21	$11,613	$12,078
5/31/21	$11,633	$12,105
6/30/21	$11,589	$12,164
7/31/21	$11,620	$12,316
8/31/21	$11,618	$12,291
9/30/21	$11,592	$12,175
10/31/21	$11,501	$12,143
11/30/21	$11,486	$12,230
12/31/21	$11,527	$12,180
1/31/22	$11,480	$11,989
2/28/22	$11,366	$11,829
3/31/22	$11,242	$11,574
4/30/22	$11,052	$11,263
5/31/22	$11,019	$11,248
6/30/22	$10,852	$11,077
7/31/22	$11,010	$11,359
8/31/22	$10,867	$11,063
9/30/22	$10,622	$10,707
10/31/22	$10,622	$10,671
11/30/22	$10,870	$10,943
12/31/22	$10,872	$10,814
1/31/23	$11,102	$11,063
2/28/23	$10,963	$10,886
3/31/23	$11,070	$11,128
4/30/23	$11,127	$11,185
5/31/23	$11,064	$11,141
6/30/23	$11,065	$11,134
7/31/23	$11,120	$11,138
8/31/23	$11,095	$11,124
9/30/23	$10,985	$10,932
10/31/23	$10,899	$10,854
11/30/23	$11,239	$11,228
12/31/23	$11,615	$11,586
1/31/24	$11,595	$11,564
2/29/24	$11,542	$11,484
3/31/24	$11,699	$11,588
4/30/24	$11,581	$11,401
5/31/24	$11,725	$11,502
6/30/24	$11,790	$11,602
7/31/24	$11,968	$11,826
8/31/24	$11,996	$11,956
9/30/24	$12,159	$12,094
10/31/24	$11,948	$11,931
11/30/24	$12,115	$12,072
12/31/24	$12,133	$11,980
1/31/25	$12,227	$12,026
2/28/25	$12,381	$12,171
3/31/25	$12,423	$12,120

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.18%	3.26%	2.58%
Class A (including sales charge)	2.20%	2.47%	2.19%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,488,829,000
Holdings Count | Holding	1,496
Advisory Fees Paid, Amount	$ 3,079,000
InvestmentCompanyPortfolioTurnover	776.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026538
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$10,000	$10,000
4/30/15	$9,880	$9,944
5/31/15	$9,782	$9,903
6/30/15	$9,615	$9,780
7/31/15	$9,755	$9,877
8/31/15	$9,677	$9,851
9/30/15	$9,700	$9,909
10/31/15	$9,732	$9,941
11/30/15	$9,745	$9,946
12/31/15	$9,680	$9,919
1/31/16	$9,759	$10,064
2/29/16	$9,779	$10,161
3/31/16	$9,880	$10,244
4/30/16	$9,935	$10,262
5/31/16	$9,963	$10,305
6/30/16	$10,167	$10,501
7/31/16	$10,283	$10,564
8/31/16	$10,288	$10,559
9/30/16	$10,329	$10,557
10/31/16	$10,262	$10,455
11/30/16	$10,097	$10,282
12/31/16	$10,165	$10,311
1/31/17	$10,125	$10,273
2/28/17	$10,237	$10,361
3/31/17	$10,249	$10,356
4/30/17	$10,291	$10,426
5/31/17	$10,352	$10,487
6/30/17	$10,325	$10,458
7/31/17	$10,377	$10,492
8/31/17	$10,480	$10,588
9/30/17	$10,451	$10,539
10/31/17	$10,495	$10,583
11/30/17	$10,499	$10,600
12/31/17	$10,489	$10,624
1/31/18	$10,474	$10,548
2/28/18	$10,408	$10,524
3/31/18	$10,465	$10,611
4/30/18	$10,431	$10,572
5/31/18	$10,397	$10,611
6/30/18	$10,396	$10,631
7/31/18	$10,447	$10,634
8/31/18	$10,426	$10,667
9/30/18	$10,435	$10,626
10/31/18	$10,374	$10,605
11/30/18	$10,324	$10,657
12/31/18	$10,326	$10,811
1/31/19	$10,460	$10,925
2/28/19	$10,522	$10,938
3/31/19	$10,577	$11,134
4/30/19	$10,632	$11,141
5/31/19	$10,690	$11,301
6/30/19	$10,770	$11,460
7/31/19	$10,816	$11,550
8/31/19	$10,901	$11,812
9/30/19	$10,869	$11,757
10/31/19	$10,875	$11,737
11/30/19	$10,857	$11,723
12/31/19	$10,903	$11,699
1/31/20	$11,034	$11,910
2/29/20	$11,034	$12,056
3/31/20	$10,589	$11,868
4/30/20	$10,822	$12,060
5/31/20	$10,956	$12,095
6/30/20	$11,068	$12,155
7/31/20	$11,214	$12,288
8/31/20	$11,297	$12,199
9/30/20	$11,324	$12,243
10/31/20	$11,371	$12,244
11/30/20	$11,481	$12,314
12/31/20	$11,572	$12,352
1/31/21	$11,594	$12,286
2/28/21	$11,531	$12,095
3/31/21	$11,513	$12,047
4/30/21	$11,527	$12,078
5/31/21	$11,540	$12,105
6/30/21	$11,489	$12,164
7/31/21	$11,512	$12,316
8/31/21	$11,503	$12,291
9/30/21	$11,471	$12,175
10/31/21	$11,374	$12,143
11/30/21	$11,352	$12,230
12/31/21	$11,384	$12,180
1/31/22	$11,331	$11,989
2/28/22	$11,212	$11,829
3/31/22	$11,083	$11,574
4/30/22	$10,888	$11,263
5/31/22	$10,848	$11,248
6/30/22	$10,678	$11,077
7/31/22	$10,826	$11,359
8/31/22	$10,678	$11,063
9/30/22	$10,431	$10,707
10/31/22	$10,425	$10,671
11/30/22	$10,662	$10,943
12/31/22	$10,656	$10,814
1/31/23	$10,875	$11,063
2/28/23	$10,733	$10,886
3/31/23	$10,831	$11,128
4/30/23	$10,880	$11,185
5/31/23	$10,812	$11,141
6/30/23	$10,805	$11,134
7/31/23	$10,853	$11,138
8/31/23	$10,822	$11,124
9/30/23	$10,707	$10,932
10/31/23	$10,617	$10,854
11/30/23	$10,942	$11,228
12/31/23	$11,300	$11,586
1/31/24	$11,274	$11,564
2/29/24	$11,216	$11,484
3/31/24	$11,362	$11,588
4/30/24	$11,239	$11,401
5/31/24	$11,371	$11,502
6/30/24	$11,428	$11,602
7/31/24	$11,593	$11,826
8/31/24	$11,613	$11,956
9/30/24	$11,764	$12,094
10/31/24	$11,552	$11,931
11/30/24	$11,707	$12,072
12/31/24	$11,716	$11,980
1/31/25	$11,799	$12,026
2/28/25	$11,941	$12,171
3/31/25	$11,974	$12,120

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.39%	2.49%	1.82%
Class C (including sales charge)	4.39%	2.49%	1.82%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,488,829,000
Holdings Count | Holding	1,496
Advisory Fees Paid, Amount	$ 3,079,000
InvestmentCompanyPortfolioTurnover	776.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026534
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$989,036	$994,409
5/31/15	$980,091	$990,287
6/30/15	$964,251	$978,046
7/31/15	$979,263	$987,733
8/31/15	$972,227	$985,063
9/30/15	$975,499	$990,905
10/31/15	$979,620	$994,119
11/30/15	$981,775	$994,576
12/31/15	$976,194	$991,885
1/31/16	$984,984	$1,006,395
2/29/16	$987,735	$1,016,068
3/31/16	$999,056	$1,024,433
4/30/16	$1,005,534	$1,026,173
5/31/16	$1,009,236	$1,030,510
6/30/16	$1,030,896	$1,050,127
7/31/16	$1,043,567	$1,056,401
8/31/16	$1,045,041	$1,055,863
9/30/16	$1,050,261	$1,055,737
10/31/16	$1,044,345	$1,045,500
11/30/16	$1,028,524	$1,028,232
12/31/16	$1,036,406	$1,031,050
1/31/17	$1,033,238	$1,027,295
2/28/17	$1,045,498	$1,036,089
3/31/17	$1,047,783	$1,035,611
4/30/17	$1,052,942	$1,042,634
5/31/17	$1,060,221	$1,048,720
6/30/17	$1,058,498	$1,045,784
7/31/17	$1,064,757	$1,049,222
8/31/17	$1,076,284	$1,058,784
9/30/17	$1,074,363	$1,053,896
10/31/17	$1,079,823	$1,058,341
11/30/17	$1,081,266	$1,059,981
12/31/17	$1,081,213	$1,062,350
1/31/18	$1,080,638	$1,054,766
2/28/18	$1,074,767	$1,052,388
3/31/18	$1,081,708	$1,061,113
4/30/18	$1,079,092	$1,057,165
5/31/18	$1,076,622	$1,061,115
6/30/18	$1,077,532	$1,063,093
7/31/18	$1,083,772	$1,063,384
8/31/18	$1,082,748	$1,066,652
9/30/18	$1,084,533	$1,062,572
10/31/18	$1,079,154	$1,060,496
11/30/18	$1,075,006	$1,065,684
12/31/18	$1,076,203	$1,081,078
1/31/19	$1,091,131	$1,092,528
2/28/19	$1,098,547	$1,093,841
3/31/19	$1,105,303	$1,113,432
4/30/19	$1,112,103	$1,114,096
5/31/19	$1,119,249	$1,130,127
6/30/19	$1,128,515	$1,145,973
7/31/19	$1,134,353	$1,154,991
8/31/19	$1,144,496	$1,181,184
9/30/19	$1,142,022	$1,175,711
10/31/19	$1,143,765	$1,173,681
11/30/19	$1,142,942	$1,172,304
12/31/19	$1,148,853	$1,169,901
1/31/20	$1,163,728	$1,191,013
2/29/20	$1,164,725	$1,205,590
3/31/20	$1,118,730	$1,186,827
4/30/20	$1,144,406	$1,206,040
5/31/20	$1,159,672	$1,209,459
6/30/20	$1,172,577	$1,215,495
7/31/20	$1,189,227	$1,228,777
8/31/20	$1,198,986	$1,219,873
9/30/20	$1,203,020	$1,224,329
10/31/20	$1,209,147	$1,224,418
11/30/20	$1,221,878	$1,231,405
12/31/20	$1,232,822	$1,235,188
1/31/21	$1,236,199	$1,228,563
2/28/21	$1,230,589	$1,209,452
3/31/21	$1,229,787	$1,204,687
4/30/21	$1,232,497	$1,207,836
5/31/21	$1,234,969	$1,210,532
6/30/21	$1,230,585	$1,216,436
7/31/21	$1,234,302	$1,231,555
8/31/21	$1,234,448	$1,229,087
9/30/21	$1,232,078	$1,217,483
10/31/21	$1,222,770	$1,214,299
11/30/21	$1,221,467	$1,222,961
12/31/21	$1,226,220	$1,218,001
1/31/22	$1,221,574	$1,198,865
2/28/22	$1,209,758	$1,182,918
3/31/22	$1,196,949	$1,157,419
4/30/22	$1,177,058	$1,126,312
5/31/22	$1,173,832	$1,124,762
6/30/22	$1,156,400	$1,107,692
7/31/22	$1,173,576	$1,135,906
8/31/22	$1,158,641	$1,106,252
9/30/22	$1,132,916	$1,070,739
10/31/22	$1,133,225	$1,067,074
11/30/22	$1,160,004	$1,094,267
12/31/22	$1,160,574	$1,081,352
1/31/23	$1,185,463	$1,106,259
2/28/23	$1,170,975	$1,088,614
3/31/23	$1,182,806	$1,112,753
4/30/23	$1,189,206	$1,118,482
5/31/23	$1,182,828	$1,114,079
6/30/23	$1,183,244	$1,113,414
7/31/23	$1,189,470	$1,113,774
8/31/23	$1,187,172	$1,112,375
9/30/23	$1,175,721	$1,093,192
10/31/23	$1,166,832	$1,085,430
11/30/23	$1,203,595	$1,122,750
12/31/23	$1,244,191	$1,158,631
1/31/24	$1,242,407	$1,156,360
2/29/24	$1,237,126	$1,148,426
3/31/24	$1,254,351	$1,158,782
4/30/24	$1,241,966	$1,140,124
5/31/24	$1,257,800	$1,150,213
6/30/24	$1,265,133	$1,160,193
7/31/24	$1,284,640	$1,182,607
8/31/24	$1,288,063	$1,195,560
9/30/24	$1,305,902	$1,209,433
10/31/24	$1,283,649	$1,193,067
11/30/24	$1,301,985	$1,207,238
12/31/24	$1,304,230	$1,197,974
1/31/25	$1,314,738	$1,202,615
2/28/25	$1,331,672	$1,217,096
3/31/25	$1,336,551	$1,212,017

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.55%	3.62%	2.94%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,488,829,000
Holdings Count | Holding	1,496
Advisory Fees Paid, Amount	$ 3,079,000
InvestmentCompanyPortfolioTurnover	776.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064136
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PGNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the yield curve, contributed to absolute performance, as yields rose.

  Long exposure to duration in the U.S. contributed to absolute performance, as front-end and intermediate maturity yields fell.

  Long exposure to duration in the U.K. detracted from absolute performance, as intermediate and longer maturity yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from absolute performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Short exposure to duration in Thailand detracted from absolute performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,954	$994,409
5/31/15	$979,927	$990,287
6/30/15	$964,012	$978,046
7/31/15	$978,932	$987,733
8/31/15	$971,821	$985,063
9/30/15	$975,012	$990,905
10/31/15	$979,044	$994,119
11/30/15	$981,121	$994,576
12/31/15	$975,453	$991,885
1/31/16	$984,163	$1,006,395
2/29/16	$986,833	$1,016,068
3/31/16	$998,060	$1,024,433
4/30/16	$1,004,448	$1,026,173
5/31/16	$1,008,063	$1,030,510
6/30/16	$1,029,615	$1,050,127
7/31/16	$1,042,183	$1,056,401
8/31/16	$1,043,566	$1,055,863
9/30/16	$1,048,688	$1,055,737
10/31/16	$1,042,697	$1,045,500
11/30/16	$1,026,817	$1,028,232
12/31/16	$1,034,593	$1,031,050
1/31/17	$1,031,349	$1,027,295
2/28/17	$1,043,507	$1,036,089
3/31/17	$1,045,696	$1,035,611
4/30/17	$1,050,764	$1,042,634
5/31/17	$1,057,939	$1,048,720
6/30/17	$1,056,127	$1,045,784
7/31/17	$1,062,287	$1,049,222
8/31/17	$1,073,696	$1,058,784
9/30/17	$1,071,689	$1,053,896
10/31/17	$1,077,046	$1,058,341
11/30/17	$1,078,395	$1,059,981
12/31/17	$1,078,248	$1,062,350
1/31/18	$1,077,586	$1,054,766
2/28/18	$1,071,649	$1,052,388
3/31/18	$1,078,475	$1,061,113
4/30/18	$1,075,781	$1,057,165
5/31/18	$1,073,227	$1,061,115
6/30/18	$1,074,042	$1,063,093
7/31/18	$1,080,174	$1,063,384
8/31/18	$1,079,053	$1,066,652
9/30/18	$1,080,752	$1,062,572
10/31/18	$1,075,300	$1,060,496
11/30/18	$1,071,073	$1,065,684
12/31/18	$1,072,173	$1,081,078
1/31/19	$1,086,956	$1,092,528
2/28/19	$1,094,260	$1,093,841
3/31/19	$1,100,898	$1,113,432
4/30/19	$1,107,583	$1,114,096
5/31/19	$1,114,602	$1,130,127
6/30/19	$1,123,743	$1,145,973
7/31/19	$1,129,462	$1,154,991
8/31/19	$1,139,458	$1,181,184
9/30/19	$1,136,909	$1,175,711
10/31/19	$1,138,547	$1,173,681
11/30/19	$1,137,632	$1,172,304
12/31/19	$1,143,420	$1,169,901
1/31/20	$1,158,124	$1,191,013
2/29/20	$1,159,027	$1,205,590
3/31/20	$1,113,164	$1,186,827
4/30/20	$1,138,619	$1,206,040
5/31/20	$1,153,711	$1,209,459
6/30/20	$1,166,455	$1,215,495
7/31/20	$1,182,913	$1,228,777
8/31/20	$1,192,525	$1,219,873
9/30/20	$1,196,440	$1,224,329
10/31/20	$1,202,429	$1,224,418
11/30/20	$1,214,993	$1,231,405
12/31/20	$1,225,761	$1,235,188
1/31/21	$1,229,024	$1,228,563
2/28/21	$1,223,353	$1,209,452
3/31/21	$1,222,452	$1,204,687
4/30/21	$1,225,039	$1,207,836
5/31/21	$1,227,399	$1,210,532
6/30/21	$1,222,941	$1,216,436
7/31/21	$1,226,527	$1,231,555
8/31/21	$1,226,571	$1,229,087
9/30/21	$1,224,114	$1,217,483
10/31/21	$1,214,762	$1,214,299
11/30/21	$1,213,367	$1,222,961
12/31/21	$1,217,979	$1,218,001
1/31/22	$1,213,267	$1,198,865
2/28/22	$1,201,438	$1,182,918
3/31/22	$1,188,616	$1,157,419
4/30/22	$1,168,764	$1,126,312
5/31/22	$1,165,466	$1,124,762
6/30/22	$1,148,064	$1,107,692
7/31/22	$1,165,019	$1,135,906
8/31/22	$1,150,101	$1,106,252
9/30/22	$1,124,465	$1,070,739
10/31/22	$1,124,683	$1,067,074
11/30/22	$1,151,167	$1,094,267
12/31/22	$1,151,630	$1,081,352
1/31/23	$1,176,233	$1,106,259
2/28/23	$1,161,767	$1,088,614
3/31/23	$1,173,398	$1,112,753
4/30/23	$1,179,655	$1,118,482
5/31/23	$1,173,228	$1,114,079
6/30/23	$1,173,538	$1,113,414
7/31/23	$1,179,621	$1,113,774
8/31/23	$1,177,242	$1,112,375
9/30/23	$1,165,789	$1,093,192
10/31/23	$1,156,877	$1,085,430
11/30/23	$1,193,227	$1,122,750
12/31/23	$1,233,366	$1,158,631
1/31/24	$1,231,497	$1,156,360
2/29/24	$1,226,166	$1,148,426
3/31/24	$1,243,134	$1,158,782
4/30/24	$1,230,759	$1,140,124
5/31/24	$1,246,336	$1,150,213
6/30/24	$1,253,507	$1,160,193
7/31/24	$1,272,728	$1,182,607
8/31/24	$1,276,005	$1,195,560
9/30/24	$1,293,577	$1,209,433
10/31/24	$1,271,425	$1,193,067
11/30/24	$1,289,478	$1,207,238
12/31/24	$1,291,593	$1,197,974
1/31/25	$1,301,884	$1,202,615
2/28/25	$1,318,553	$1,217,096
3/31/25	$1,323,279	$1,212,017

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.45%	3.52%	2.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,488,829,000
Holdings Count | Holding	1,496
Advisory Fees Paid, Amount	$ 3,079,000
InvestmentCompanyPortfolioTurnover	776.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,488,829
# of Portfolio Holdings	1,496
Portfolio Turnover Rate	776%
Total Net Advisory Fees Paid During the Reporting Period	$3,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	89.4%
Spain	5.8%
Japan	5.6%
France	5.5%
Canada	4.9%
Cayman Islands	4.5%
United Kingdom	3.7%
Denmark	3.7%
Ireland	3.2%
Other Countries	14.4%
Short-Term Instruments	6.7%
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000067743
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class A
Trading Symbol	PGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$9,449	$10,000	$10,000	$10,000
4/30/15	$9,613	$10,290	$9,944	$10,152
5/31/15	$9,580	$10,277	$9,903	$10,127
6/30/15	$9,399	$10,035	$9,780	$9,934
7/31/15	$9,490	$10,122	$9,877	$10,025
8/31/15	$8,979	$9,428	$9,851	$9,602
9/30/15	$8,700	$9,087	$9,909	$9,416
10/31/15	$9,160	$9,800	$9,941	$9,871
11/30/15	$9,136	$9,719	$9,946	$9,824
12/31/15	$8,996	$9,543	$9,919	$9,707
1/31/16	$8,560	$8,968	$10,064	$9,413
2/29/16	$8,354	$8,906	$10,161	$9,410
3/31/16	$8,831	$9,566	$10,244	$9,860
4/30/16	$8,947	$9,707	$10,262	$9,954
5/31/16	$8,971	$9,720	$10,305	$9,978
6/30/16	$8,941	$9,661	$10,501	$10,018
7/31/16	$9,255	$10,077	$10,564	$10,301
8/31/16	$9,304	$10,111	$10,559	$10,319
9/30/16	$9,333	$10,173	$10,557	$10,357
10/31/16	$9,242	$10,000	$10,455	$10,211
11/30/16	$9,192	$10,076	$10,282	$10,190
12/31/16	$9,352	$10,294	$10,311	$10,334
1/31/17	$9,510	$10,575	$10,273	$10,488
2/28/17	$9,677	$10,872	$10,361	$10,701
3/31/17	$9,768	$11,005	$10,356	$10,777
4/30/17	$9,885	$11,177	$10,426	$10,907
5/31/17	$10,002	$11,423	$10,487	$11,077
6/30/17	$10,027	$11,475	$10,458	$11,095
7/31/17	$10,178	$11,796	$10,492	$11,296
8/31/17	$10,220	$11,841	$10,588	$11,363
9/30/17	$10,356	$12,070	$10,539	$11,473
10/31/17	$10,490	$12,321	$10,583	$11,636
11/30/17	$10,608	$12,559	$10,600	$11,778
12/31/17	$10,685	$12,762	$10,624	$11,903
1/31/18	$11,040	$13,482	$10,548	$12,271
2/28/18	$10,660	$12,915	$10,524	$11,951
3/31/18	$10,570	$12,639	$10,611	$11,837
4/30/18	$10,655	$12,760	$10,572	$11,888
5/31/18	$10,629	$12,776	$10,611	$11,914
6/30/18	$10,590	$12,706	$10,631	$11,884
7/31/18	$10,779	$13,090	$10,634	$12,101
8/31/18	$10,762	$13,192	$10,667	$12,173
9/30/18	$10,831	$13,250	$10,626	$12,186
10/31/18	$10,357	$12,257	$10,605	$11,628
11/30/18	$10,426	$12,436	$10,657	$11,753
12/31/18	$10,093	$11,560	$10,811	$11,324
1/31/19	$10,656	$12,473	$10,925	$11,909
2/28/19	$10,777	$12,807	$10,938	$12,106
3/31/19	$10,890	$12,968	$11,134	$12,284
4/30/19	$11,074	$13,406	$11,141	$12,536
5/31/19	$10,690	$12,610	$11,301	$12,162
6/30/19	$11,048	$13,436	$11,460	$12,708
7/31/19	$11,100	$13,475	$11,550	$12,770
8/31/19	$10,899	$13,156	$11,812	$12,704
9/30/19	$11,030	$13,433	$11,757	$12,841
10/31/19	$11,187	$13,800	$11,737	$13,043
11/30/19	$11,327	$14,137	$11,723	$13,228
12/31/19	$11,587	$14,635	$11,699	$13,496
1/31/20	$11,560	$14,473	$11,910	$13,504
2/29/20	$10,923	$13,304	$12,056	$12,916
3/31/20	$9,819	$11,508	$11,868	$11,789
4/30/20	$10,654	$12,741	$12,060	$12,623
5/31/20	$11,104	$13,295	$12,095	$12,967
6/30/20	$11,356	$13,720	$12,155	$13,242
7/31/20	$11,867	$14,446	$12,288	$13,720
8/31/20	$12,302	$15,330	$12,199	$14,184
9/30/20	$12,041	$14,835	$12,243	$13,930
10/31/20	$11,807	$14,475	$12,244	$13,727
11/30/20	$12,770	$16,259	$12,314	$14,774
12/31/20	$13,259	$17,014	$12,352	$15,204
1/31/21	$13,139	$16,937	$12,286	$15,130
2/28/21	$13,259	$17,329	$12,095	$15,246
3/31/21	$13,498	$17,792	$12,047	$15,466
4/30/21	$13,880	$18,570	$12,078	$15,888
5/31/21	$14,082	$18,859	$12,105	$16,050
6/30/21	$14,182	$19,107	$12,164	$16,209
7/31/21	$14,303	$19,239	$12,316	$16,356
8/31/21	$14,524	$19,720	$12,291	$16,589
9/30/21	$14,092	$18,906	$12,175	$16,115
10/31/21	$14,424	$19,871	$12,143	$16,592
11/30/21	$14,283	$19,392	$12,230	$16,399
12/31/21	$14,695	$20,168	$12,180	$16,766
1/31/22	$14,071	$19,177	$11,989	$16,167
2/28/22	$13,659	$18,682	$11,829	$15,830
3/31/22	$13,729	$19,087	$11,574	$15,899
4/30/22	$12,854	$17,559	$11,263	$14,965
5/31/22	$12,874	$17,579	$11,248	$14,967
6/30/22	$12,013	$16,098	$11,077	$14,119
7/31/22	$12,671	$17,222	$11,359	$14,855
8/31/22	$12,317	$16,588	$11,063	$14,372
9/30/22	$11,488	$15,000	$10,707	$13,362
10/31/22	$11,831	$15,905	$10,671	$13,827
11/30/22	$12,448	$17,139	$10,943	$14,611
12/31/22	$12,094	$16,464	$10,814	$14,198
1/31/23	$12,672	$17,644	$11,063	$14,939
2/28/23	$12,256	$17,139	$10,886	$14,587
3/31/23	$12,512	$17,667	$11,128	$14,986
4/30/23	$12,614	$17,921	$11,185	$15,146
5/31/23	$12,461	$17,729	$11,141	$15,025
6/30/23	$12,851	$18,758	$11,134	$15,545
7/31/23	$13,147	$19,445	$11,138	$15,888
8/31/23	$12,851	$18,902	$11,124	$15,614
9/30/23	$12,366	$18,120	$10,932	$15,119
10/31/23	$12,027	$17,575	$10,854	$14,803
11/30/23	$12,972	$19,197	$11,228	$15,826
12/31/23	$13,569	$20,120	$11,586	$16,485
1/31/24	$13,610	$20,237	$11,564	$16,530
2/29/24	$13,919	$21,106	$11,484	$16,910
3/31/24	$14,274	$21,769	$11,588	$17,290
4/30/24	$13,775	$21,050	$11,401	$16,836
5/31/24	$14,274	$21,905	$11,502	$17,306
6/30/24	$14,513	$22,393	$11,602	$17,597
7/31/24	$14,710	$22,754	$11,826	$17,903
8/31/24	$14,939	$23,332	$11,956	$18,255
9/30/24	$15,167	$23,874	$12,094	$18,594
10/31/24	$14,887	$23,338	$11,931	$18,243
11/30/24	$15,261	$24,211	$12,072	$18,739
12/31/24	$15,072	$23,638	$11,980	$18,415
1/31/25	$15,521	$24,432	$12,026	$18,815
2/28/25	$15,677	$24,284	$12,171	$18,837
3/31/25	$15,348	$23,325	$12,120	$18,359

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.53%	9.34%	4.97%
Class A (including sales charge)	1.61%	8.12%	4.38%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 285,901,000
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 2,390,000
InvestmentCompanyPortfolioTurnover	615.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000067744
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class C
Trading Symbol	PGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.11%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,160	$10,290	$9,944	$10,152
5/31/15	$10,124	$10,277	$9,903	$10,127
6/30/15	$9,920	$10,035	$9,780	$9,934
7/31/15	$10,009	$10,122	$9,877	$10,025
8/31/15	$9,468	$9,428	$9,851	$9,602
9/30/15	$9,176	$9,087	$9,909	$9,416
10/31/15	$9,654	$9,800	$9,941	$9,871
11/30/15	$9,619	$9,719	$9,946	$9,824
12/31/15	$9,459	$9,543	$9,919	$9,707
1/31/16	$8,998	$8,968	$10,064	$9,413
2/29/16	$8,777	$8,906	$10,161	$9,410
3/31/16	$9,273	$9,566	$10,244	$9,860
4/30/16	$9,388	$9,707	$10,262	$9,954
5/31/16	$9,406	$9,720	$10,305	$9,978
6/30/16	$9,368	$9,661	$10,501	$10,018
7/31/16	$9,697	$10,077	$10,564	$10,301
8/31/16	$9,742	$10,111	$10,559	$10,319
9/30/16	$9,763	$10,173	$10,557	$10,357
10/31/16	$9,656	$10,000	$10,455	$10,211
11/30/16	$9,602	$10,076	$10,282	$10,190
12/31/16	$9,770	$10,294	$10,311	$10,334
1/31/17	$9,921	$10,575	$10,273	$10,488
2/28/17	$10,091	$10,872	$10,361	$10,701
3/31/17	$10,182	$11,005	$10,356	$10,777
4/30/17	$10,290	$11,177	$10,426	$10,907
5/31/17	$10,415	$11,423	$10,487	$11,077
6/30/17	$10,433	$11,475	$10,458	$11,095
7/31/17	$10,576	$11,796	$10,492	$11,296
8/31/17	$10,612	$11,841	$10,588	$11,363
9/30/17	$10,756	$12,070	$10,539	$11,473
10/31/17	$10,881	$12,321	$10,583	$11,636
11/30/17	$11,007	$12,559	$10,600	$11,778
12/31/17	$11,076	$12,762	$10,624	$11,903
1/31/18	$11,435	$13,482	$10,548	$12,271
2/28/18	$11,031	$12,915	$10,524	$11,951
3/31/18	$10,935	$12,639	$10,611	$11,837
4/30/18	$11,016	$12,760	$10,572	$11,888
5/31/18	$10,980	$12,776	$10,611	$11,914
6/30/18	$10,933	$12,706	$10,631	$11,884
7/31/18	$11,124	$13,090	$10,634	$12,101
8/31/18	$11,096	$13,192	$10,667	$12,173
9/30/18	$11,157	$13,250	$10,626	$12,186
10/31/18	$10,664	$12,257	$10,605	$11,628
11/30/18	$10,728	$12,436	$10,657	$11,753
12/31/18	$10,377	$11,560	$10,811	$11,324
1/31/19	$10,954	$12,473	$10,925	$11,909
2/28/19	$11,073	$12,807	$10,938	$12,106
3/31/19	$11,183	$12,968	$11,134	$12,284
4/30/19	$11,358	$13,406	$11,141	$12,536
5/31/19	$10,961	$12,610	$11,301	$12,162
6/30/19	$11,321	$13,436	$11,460	$12,708
7/31/19	$11,367	$13,475	$11,550	$12,770
8/31/19	$11,155	$13,156	$11,812	$12,704
9/30/19	$11,284	$13,433	$11,757	$12,841
10/31/19	$11,441	$13,800	$11,737	$13,043
11/30/19	$11,570	$14,137	$11,723	$13,228
12/31/19	$11,831	$14,635	$11,699	$13,496
1/31/20	$11,794	$14,473	$11,910	$13,504
2/29/20	$11,144	$13,304	$12,056	$12,916
3/31/20	$10,004	$11,508	$11,868	$11,789
4/30/20	$10,850	$12,741	$12,060	$12,623
5/31/20	$11,302	$13,295	$12,095	$12,967
6/30/20	$11,550	$13,720	$12,155	$13,242
7/31/20	$12,065	$14,446	$12,288	$13,720
8/31/20	$12,500	$15,330	$12,199	$14,184
9/30/20	$12,218	$14,835	$12,243	$13,930
10/31/20	$11,984	$14,475	$12,244	$13,727
11/30/20	$12,939	$16,259	$12,314	$14,774
12/31/20	$13,440	$17,014	$12,352	$15,204
1/31/21	$13,305	$16,937	$12,286	$15,130
2/28/21	$13,419	$17,329	$12,095	$15,246
3/31/21	$13,653	$17,792	$12,047	$15,466
4/30/21	$14,029	$18,570	$12,078	$15,888
5/31/21	$14,217	$18,859	$12,105	$16,050
6/30/21	$14,312	$19,107	$12,164	$16,209
7/31/21	$14,416	$19,239	$12,316	$16,356
8/31/21	$14,636	$19,720	$12,291	$16,589
9/30/21	$14,197	$18,906	$12,175	$16,115
10/31/21	$14,521	$19,871	$12,143	$16,592
11/30/21	$14,364	$19,392	$12,230	$16,399
12/31/21	$14,782	$20,168	$12,180	$16,766
1/31/22	$14,144	$19,177	$11,989	$16,167
2/28/22	$13,716	$18,682	$11,829	$15,830
3/31/22	$13,768	$19,087	$11,574	$15,899
4/30/22	$12,890	$17,559	$11,263	$14,965
5/31/22	$12,911	$17,579	$11,248	$14,967
6/30/22	$12,032	$16,098	$11,077	$14,119
7/31/22	$12,682	$17,222	$11,359	$14,855
8/31/22	$12,315	$16,588	$11,063	$14,372
9/30/22	$11,487	$15,000	$10,707	$13,362
10/31/22	$11,822	$15,905	$10,671	$13,827
11/30/22	$12,431	$17,139	$10,943	$14,611
12/31/22	$12,064	$16,464	$10,814	$14,198
1/31/23	$12,630	$17,644	$11,063	$14,939
2/28/23	$12,210	$17,139	$10,886	$14,587
3/31/23	$12,467	$17,667	$11,128	$14,986
4/30/23	$12,561	$17,921	$11,185	$15,146
5/31/23	$12,393	$17,729	$11,141	$15,025
6/30/23	$12,778	$18,758	$11,134	$15,545
7/31/23	$13,063	$19,445	$11,138	$15,888
8/31/23	$12,757	$18,902	$11,124	$15,614
9/30/23	$12,274	$18,120	$10,932	$15,119
10/31/23	$11,936	$17,575	$10,854	$14,803
11/30/23	$12,846	$19,197	$11,228	$15,826
12/31/23	$13,438	$20,120	$11,586	$16,485
1/31/24	$13,470	$20,237	$11,564	$16,530
2/29/24	$13,766	$21,106	$11,484	$16,910
3/31/24	$14,118	$21,769	$11,588	$17,290
4/30/24	$13,617	$21,050	$11,401	$16,836
5/31/24	$14,097	$21,905	$11,502	$17,306
6/30/24	$14,321	$22,393	$11,602	$17,597
7/31/24	$14,502	$22,754	$11,826	$17,903
8/31/24	$14,726	$23,332	$11,956	$18,255
9/30/24	$14,940	$23,874	$12,094	$18,594
10/31/24	$14,652	$23,338	$11,931	$18,243
11/30/24	$15,014	$24,211	$12,072	$18,739
12/31/24	$14,812	$23,638	$11,980	$18,415
1/31/25	$15,239	$24,432	$12,026	$18,815
2/28/25	$15,388	$24,284	$12,171	$18,837
3/31/25	$15,059	$23,325	$12,120	$18,359

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.67%	8.52%	4.18%
Class C (including sales charge)	5.67%	8.52%	4.18%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 285,901,000
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 2,390,000
InvestmentCompanyPortfolioTurnover	615.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000067747
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	PGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,018,261	$1,029,017	$994,409	$1,015,174
5/31/15	$1,014,783	$1,027,675	$990,287	$1,012,696
6/30/15	$995,652	$1,003,480	$978,046	$993,384
7/31/15	$1,006,087	$1,012,195	$987,733	$1,002,495
8/31/15	$953,043	$942,809	$985,063	$960,179
9/30/15	$923,478	$908,652	$990,905	$941,585
10/31/15	$973,043	$979,964	$994,119	$987,145
11/30/15	$971,304	$971,873	$994,576	$982,436
12/31/15	$956,522	$954,348	$991,885	$970,743
1/31/16	$910,435	$896,791	$1,006,395	$941,296
2/29/16	$888,696	$890,617	$1,016,068	$941,027
3/31/16	$940,870	$956,620	$1,024,433	$985,970
4/30/16	$953,043	$970,742	$1,026,173	$995,372
5/31/16	$956,522	$971,968	$1,030,511	$997,809
6/30/16	$953,572	$966,080	$1,050,127	$1,001,780
7/31/16	$987,659	$1,007,715	$1,056,401	$1,030,078
8/31/16	$992,903	$1,011,104	$1,055,863	$1,031,947
9/30/16	$996,642	$1,017,300	$1,055,737	$1,035,692
10/31/16	$986,975	$1,000,035	$1,045,500	$1,021,128
11/30/16	$981,701	$1,007,633	$1,028,232	$1,019,038
12/31/16	$1,000,219	$1,029,401	$1,031,050	$1,033,363
1/31/17	$1,017,022	$1,057,548	$1,027,295	$1,048,811
2/28/17	$1,034,709	$1,087,214	$1,036,089	$1,070,054
3/31/17	$1,046,141	$1,100,514	$1,035,611	$1,077,711
4/30/17	$1,058,584	$1,117,665	$1,042,634	$1,090,712
5/31/17	$1,071,917	$1,142,346	$1,048,720	$1,107,710
6/30/17	$1,074,583	$1,147,541	$1,045,784	$1,109,492
7/31/17	$1,091,471	$1,179,610	$1,049,222	$1,129,555
8/31/17	$1,095,915	$1,184,130	$1,058,784	$1,136,270
9/30/17	$1,110,767	$1,207,008	$1,053,896	$1,147,343
10/31/17	$1,125,065	$1,232,071	$1,058,341	$1,163,573
11/30/17	$1,139,363	$1,255,922	$1,059,981	$1,177,809
12/31/17	$1,148,076	$1,276,170	$1,062,350	$1,190,256
1/31/18	$1,185,866	$1,348,167	$1,054,766	$1,227,147
2/28/18	$1,146,277	$1,291,546	$1,052,388	$1,195,117
3/31/18	$1,136,872	$1,263,898	$1,061,113	$1,183,730
4/30/18	$1,145,931	$1,275,968	$1,057,165	$1,188,751
5/31/18	$1,144,119	$1,277,561	$1,061,115	$1,191,418
6/30/18	$1,140,027	$1,270,643	$1,063,093	$1,188,435
7/31/18	$1,161,071	$1,308,960	$1,063,384	$1,210,069
8/31/18	$1,160,156	$1,319,244	$1,066,652	$1,217,261
9/30/18	$1,166,949	$1,324,986	$1,062,572	$1,218,577
10/31/18	$1,116,372	$1,225,693	$1,060,496	$1,162,833
11/30/18	$1,124,648	$1,243,620	$1,065,684	$1,175,313
12/31/18	$1,088,915	$1,156,026	$1,081,078	$1,132,425
1/31/19	$1,150,080	$1,247,305	$1,092,528	$1,190,882
2/28/19	$1,163,054	$1,280,667	$1,093,841	$1,210,566
3/31/19	$1,176,257	$1,296,772	$1,113,432	$1,228,373
4/30/19	$1,195,892	$1,340,558	$1,114,096	$1,253,552
5/31/19	$1,155,686	$1,261,038	$1,130,127	$1,216,151
6/30/19	$1,194,957	$1,343,610	$1,145,973	$1,270,752
7/31/19	$1,200,567	$1,347,548	$1,154,991	$1,276,986
8/31/19	$1,179,997	$1,315,580	$1,181,184	$1,270,394
9/30/19	$1,194,022	$1,343,262	$1,175,711	$1,284,078
10/31/19	$1,211,788	$1,380,026	$1,173,681	$1,304,278
11/30/19	$1,226,748	$1,413,715	$1,172,304	$1,322,769
12/31/19	$1,255,556	$1,463,498	$1,169,901	$1,349,633
1/31/20	$1,253,655	$1,447,332	$1,191,013	$1,350,431
2/29/20	$1,185,222	$1,330,432	$1,205,590	$1,291,598
3/31/20	$1,064,996	$1,150,819	$1,186,827	$1,178,935
4/30/20	$1,156,704	$1,274,100	$1,206,040	$1,262,345
5/31/20	$1,205,023	$1,329,513	$1,209,459	$1,296,717
6/30/20	$1,234,037	$1,371,994	$1,215,495	$1,324,166
7/31/20	$1,289,945	$1,444,554	$1,228,777	$1,371,973
8/31/20	$1,337,721	$1,532,968	$1,219,873	$1,418,379
9/30/20	$1,308,994	$1,483,540	$1,224,329	$1,393,012
10/31/20	$1,284,928	$1,447,478	$1,224,418	$1,372,735
11/30/20	$1,389,564	$1,625,898	$1,231,405	$1,477,392
12/31/20	$1,443,866	$1,701,387	$1,235,188	$1,520,365
1/31/21	$1,430,994	$1,693,650	$1,228,563	$1,512,954
2/28/21	$1,444,939	$1,732,880	$1,209,452	$1,524,567
3/31/21	$1,471,969	$1,779,165	$1,204,687	$1,546,597
4/30/21	$1,513,158	$1,856,954	$1,207,836	$1,588,786
5/31/21	$1,535,920	$1,885,853	$1,210,532	$1,605,040
6/30/21	$1,547,887	$1,910,706	$1,216,436	$1,620,863
7/31/21	$1,560,913	$1,923,871	$1,231,555	$1,635,621
8/31/21	$1,585,879	$1,972,023	$1,229,087	$1,658,873
9/30/21	$1,539,203	$1,890,559	$1,217,483	$1,611,492
10/31/21	$1,576,109	$1,987,061	$1,214,299	$1,659,160
11/30/21	$1,560,913	$1,939,212	$1,222,961	$1,639,922
12/31/21	$1,607,588	$2,016,780	$1,218,001	$1,676,620
1/31/22	$1,540,289	$1,917,731	$1,198,865	$1,616,678
2/28/22	$1,494,699	$1,868,202	$1,182,918	$1,583,023
3/31/22	$1,502,297	$1,908,665	$1,157,419	$1,589,946
4/30/22	$1,407,861	$1,755,892	$1,126,312	$1,496,496
5/31/22	$1,411,117	$1,757,946	$1,124,762	$1,496,723
6/30/22	$1,316,149	$1,609,758	$1,107,692	$1,411,936
7/31/22	$1,389,268	$1,722,172	$1,135,906	$1,485,481
8/31/22	$1,351,071	$1,658,770	$1,106,252	$1,437,156
9/30/22	$1,260,491	$1,499,978	$1,070,739	$1,336,155
10/31/22	$1,298,687	$1,590,496	$1,067,074	$1,382,705
11/30/22	$1,367,441	$1,713,861	$1,094,267	$1,461,148
12/31/22	$1,328,293	$1,646,419	$1,081,352	$1,419,752
1/31/23	$1,391,911	$1,764,429	$1,106,259	$1,493,890
2/28/23	$1,346,939	$1,713,861	$1,088,614	$1,458,670
3/31/23	$1,375,848	$1,766,703	$1,112,753	$1,498,593
4/30/23	$1,387,965	$1,792,095	$1,118,482	$1,514,602
5/31/23	$1,371,441	$1,772,900	$1,114,079	$1,502,484
6/30/23	$1,414,824	$1,875,838	$1,113,414	$1,554,466
7/31/23	$1,448,036	$1,944,507	$1,113,774	$1,588,811
8/31/23	$1,415,931	$1,890,171	$1,112,375	$1,561,374
9/30/23	$1,363,763	$1,812,010	$1,093,192	$1,511,865
10/31/23	$1,326,995	$1,757,529	$1,085,430	$1,480,297
11/30/23	$1,430,614	$1,919,742	$1,122,750	$1,582,631
12/31/23	$1,497,352	$2,011,955	$1,158,631	$1,648,475
1/31/24	$1,502,939	$2,023,748	$1,156,360	$1,652,980
2/29/24	$1,536,462	$2,110,595	$1,148,426	$1,691,004
3/31/24	$1,577,582	$2,176,861	$1,158,782	$1,728,960
4/30/24	$1,522,248	$2,105,039	$1,140,124	$1,683,598
5/31/24	$1,578,711	$2,190,534	$1,150,213	$1,730,583
6/30/24	$1,604,684	$2,239,321	$1,160,193	$1,759,716
7/31/24	$1,627,269	$2,275,436	$1,182,607	$1,790,342
8/31/24	$1,653,243	$2,333,224	$1,195,560	$1,825,467
9/30/24	$1,679,216	$2,387,427	$1,209,433	$1,859,384
10/31/24	$1,648,725	$2,333,837	$1,193,067	$1,824,278
11/30/24	$1,690,508	$2,421,131	$1,207,238	$1,873,886
12/31/24	$1,671,059	$2,363,818	$1,197,974	$1,841,519
1/31/25	$1,721,111	$2,443,163	$1,202,615	$1,881,461
2/28/25	$1,738,174	$2,428,445	$1,217,096	$1,883,722
3/31/25	$1,702,826	$2,332,509	$1,212,017	$1,835,928

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.94%	9.84%	5.47%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 285,901,000
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 2,390,000
InvestmentCompanyPortfolioTurnover	615.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000067746
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	I-2
Trading Symbol	PGAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 3- and 5-year portion of the U.S. curve, and underweight exposure to the 30-year portion, contributed to relative performance.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

  Overweight exposure to the 7-year portion of the curve and underweight exposure to the 10-year portion of the curve, detracted from relative performance.

  Overweight exposure to the Brazilian real ("BRL") detracted from relative performance, as the BRL depreciated against the U.S. dollar.

  Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,017,391	$1,029,017	$994,409	$1,015,174
5/31/15	$1,014,783	$1,027,675	$990,287	$1,012,696
6/30/15	$995,652	$1,003,480	$978,046	$993,384
7/31/15	$1,005,217	$1,012,195	$987,733	$1,002,495
8/31/15	$952,174	$942,809	$985,063	$960,179
9/30/15	$922,609	$908,652	$990,905	$941,585
10/31/15	$972,174	$979,964	$994,119	$987,145
11/30/15	$970,435	$971,873	$994,576	$982,436
12/31/15	$954,783	$954,348	$991,885	$970,743
1/31/16	$909,565	$896,791	$1,006,395	$941,296
2/29/16	$887,826	$890,617	$1,016,068	$941,027
3/31/16	$939,130	$956,620	$1,024,433	$985,970
4/30/16	$951,304	$970,742	$1,026,173	$995,372
5/31/16	$954,783	$971,968	$1,030,511	$997,809
6/30/16	$951,623	$966,080	$1,050,127	$1,001,780
7/31/16	$985,703	$1,007,715	$1,056,401	$1,030,078
8/31/16	$990,946	$1,011,104	$1,055,863	$1,031,947
9/30/16	$994,414	$1,017,300	$1,055,737	$1,035,692
10/31/16	$984,751	$1,000,035	$1,045,500	$1,021,128
11/30/16	$980,358	$1,007,633	$1,028,232	$1,019,038
12/31/16	$997,677	$1,029,401	$1,031,050	$1,033,363
1/31/17	$1,014,467	$1,057,548	$1,027,295	$1,048,811
2/28/17	$1,033,024	$1,087,214	$1,036,089	$1,070,054
3/31/17	$1,043,357	$1,100,514	$1,035,611	$1,077,711
4/30/17	$1,055,788	$1,117,665	$1,042,634	$1,090,712
5/31/17	$1,069,108	$1,142,346	$1,048,720	$1,107,710
6/30/17	$1,071,772	$1,147,541	$1,045,784	$1,109,492
7/31/17	$1,087,755	$1,179,610	$1,049,222	$1,129,555
8/31/17	$1,093,083	$1,184,130	$1,058,784	$1,136,270
9/30/17	$1,107,454	$1,207,008	$1,053,896	$1,147,343
10/31/17	$1,121,733	$1,232,071	$1,058,341	$1,163,573
11/30/17	$1,136,011	$1,255,922	$1,059,981	$1,177,809
12/31/17	$1,144,412	$1,276,170	$1,062,350	$1,190,256
1/31/18	$1,182,140	$1,348,167	$1,054,766	$1,227,147
2/28/18	$1,141,717	$1,291,546	$1,052,388	$1,195,117
3/31/18	$1,132,981	$1,263,898	$1,061,113	$1,183,730
4/30/18	$1,142,023	$1,275,968	$1,057,165	$1,188,751
5/31/18	$1,140,215	$1,277,561	$1,061,115	$1,191,418
6/30/18	$1,135,929	$1,270,643	$1,063,093	$1,188,435
7/31/18	$1,156,931	$1,308,960	$1,063,384	$1,210,069
8/31/18	$1,155,105	$1,319,244	$1,066,652	$1,217,261
9/30/18	$1,162,502	$1,324,986	$1,062,572	$1,218,577
10/31/18	$1,112,038	$1,225,693	$1,060,496	$1,162,833
11/30/18	$1,120,295	$1,243,620	$1,065,684	$1,175,313
12/31/18	$1,084,293	$1,156,026	$1,081,078	$1,132,425
1/31/19	$1,145,302	$1,247,305	$1,092,528	$1,190,882
2/28/19	$1,158,244	$1,280,667	$1,093,841	$1,210,566
3/31/19	$1,171,162	$1,296,772	$1,113,432	$1,228,373
4/30/19	$1,190,743	$1,340,558	$1,114,096	$1,253,552
5/31/19	$1,150,648	$1,261,038	$1,130,127	$1,216,151
6/30/19	$1,188,878	$1,343,610	$1,145,973	$1,270,752
7/31/19	$1,194,473	$1,347,548	$1,154,991	$1,276,986
8/31/19	$1,173,959	$1,315,580	$1,181,184	$1,270,394
9/30/19	$1,187,946	$1,343,262	$1,175,711	$1,284,078
10/31/19	$1,205,662	$1,380,026	$1,173,681	$1,304,278
11/30/19	$1,220,582	$1,413,715	$1,172,304	$1,322,769
12/31/19	$1,249,391	$1,463,498	$1,169,901	$1,349,633
1/31/20	$1,246,550	$1,447,332	$1,191,013	$1,350,431
2/29/20	$1,178,349	$1,330,432	$1,205,590	$1,291,598
3/31/20	$1,059,217	$1,150,819	$1,186,827	$1,178,935
4/30/20	$1,149,614	$1,274,100	$1,206,040	$1,262,345
5/31/20	$1,198,743	$1,329,513	$1,209,459	$1,296,717
6/30/20	$1,226,432	$1,371,994	$1,215,495	$1,324,166
7/31/20	$1,282,133	$1,444,554	$1,228,777	$1,371,973
8/31/20	$1,329,731	$1,532,968	$1,219,873	$1,418,379
9/30/20	$1,301,834	$1,483,540	$1,224,329	$1,393,012
10/31/20	$1,276,819	$1,447,478	$1,224,418	$1,372,735
11/30/20	$1,381,049	$1,625,898	$1,231,405	$1,477,392
12/31/20	$1,434,726	$1,701,387	$1,235,188	$1,520,365
1/31/21	$1,421,907	$1,693,650	$1,228,563	$1,512,954
2/28/21	$1,435,795	$1,732,880	$1,209,452	$1,524,567
3/31/21	$1,462,406	$1,779,165	$1,204,687	$1,546,597
4/30/21	$1,503,418	$1,856,954	$1,207,836	$1,588,786
5/31/21	$1,526,083	$1,885,853	$1,210,532	$1,605,040
6/30/21	$1,537,740	$1,910,706	$1,216,436	$1,620,863
7/31/21	$1,550,708	$1,923,871	$1,231,555	$1,635,621
8/31/21	$1,574,482	$1,972,023	$1,229,087	$1,658,873
9/30/21	$1,529,095	$1,890,559	$1,217,483	$1,611,492
10/31/21	$1,565,837	$1,987,061	$1,214,299	$1,659,160
11/30/21	$1,549,627	$1,939,212	$1,222,961	$1,639,922
12/31/21	$1,596,095	$2,016,780	$1,218,001	$1,676,620
1/31/22	$1,529,095	$1,917,731	$1,198,865	$1,616,678
2/28/22	$1,483,709	$1,868,202	$1,182,918	$1,583,023
3/31/22	$1,491,273	$1,908,665	$1,157,419	$1,589,946
4/30/22	$1,397,258	$1,755,892	$1,126,312	$1,496,496
5/31/22	$1,400,500	$1,757,946	$1,124,762	$1,496,723
6/30/22	$1,306,799	$1,609,758	$1,107,692	$1,411,936
7/31/22	$1,378,494	$1,722,172	$1,135,906	$1,485,481
8/31/22	$1,340,474	$1,658,770	$1,106,252	$1,437,156
9/30/22	$1,250,313	$1,499,978	$1,070,739	$1,336,155
10/31/22	$1,288,333	$1,590,496	$1,067,074	$1,382,705
11/30/22	$1,355,682	$1,713,861	$1,094,267	$1,461,148
12/31/22	$1,317,003	$1,646,419	$1,081,352	$1,419,752
1/31/23	$1,380,289	$1,764,429	$1,106,259	$1,493,890
2/28/23	$1,335,552	$1,713,861	$1,088,614	$1,458,670
3/31/23	$1,365,120	$1,766,703	$1,112,753	$1,498,593
4/30/23	$1,376,076	$1,792,095	$1,118,482	$1,514,602
5/31/23	$1,359,642	$1,772,900	$1,114,079	$1,502,484
6/30/23	$1,402,538	$1,875,838	$1,113,414	$1,554,466
7/31/23	$1,435,565	$1,944,507	$1,113,774	$1,588,811
8/31/23	$1,403,639	$1,890,171	$1,112,375	$1,561,374
9/30/23	$1,351,424	$1,812,010	$1,093,192	$1,511,865
10/31/23	$1,314,869	$1,757,529	$1,085,430	$1,480,297
11/30/23	$1,416,780	$1,919,742	$1,122,750	$1,582,631
12/31/23	$1,482,711	$2,011,955	$1,158,631	$1,648,475
1/31/24	$1,489,375	$2,023,748	$1,156,360	$1,652,980
2/29/24	$1,522,694	$2,110,595	$1,148,426	$1,691,004
3/31/24	$1,562,121	$2,176,861	$1,158,782	$1,728,960
4/30/24	$1,508,254	$2,105,039	$1,140,124	$1,683,598
5/31/24	$1,563,243	$2,190,534	$1,150,213	$1,730,583
6/30/24	$1,589,054	$2,239,321	$1,160,193	$1,759,716
7/31/24	$1,611,498	$2,275,436	$1,182,607	$1,790,342
8/31/24	$1,637,309	$2,333,224	$1,195,560	$1,825,467
9/30/24	$1,663,120	$2,387,427	$1,209,433	$1,859,384
10/31/24	$1,632,820	$2,333,837	$1,193,067	$1,824,278
11/30/24	$1,674,342	$2,421,131	$1,207,238	$1,873,886
12/31/24	$1,653,798	$2,363,818	$1,197,974	$1,841,519
1/31/25	$1,703,502	$2,443,163	$1,202,615	$1,881,461
2/28/25	$1,720,447	$2,428,445	$1,217,096	$1,883,722
3/31/25	$1,684,980	$2,332,509	$1,212,017	$1,835,928

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.86%	9.73%	5.36%
MSCI All Country World Index	7.15%	15.18%	8.84%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.19%	9.26%	6.26%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 285,901,000
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 2,390,000
InvestmentCompanyPortfolioTurnover	615.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$285,901
# of Portfolio Holdings	995
Portfolio Turnover Rate	615%
Total Net Advisory Fees Paid During the Reporting Period	$2,390
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	18.6%
Asset-Backed Securities	9.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	4.3%
Common Stocks	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.6%
Affiliated Investments	71.8%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000034728
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	PYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,775	$9,948	$9,959
5/31/15	$9,719	$9,920	$10,071
6/30/15	$9,691	$9,911	$9,700
7/31/15	$9,728	$9,983	$9,648
8/31/15	$9,749	$10,002	$9,687
9/30/15	$9,886	$10,075	$9,893
10/31/15	$9,997	$10,115	$10,013
11/30/15	$10,074	$10,155	$10,054
12/31/15	$10,184	$10,226	$10,069
1/31/16	$10,317	$10,348	$10,126
2/29/16	$10,361	$10,365	$10,237
3/31/16	$10,474	$10,398	$10,345
4/30/16	$10,598	$10,474	$10,408
5/31/16	$10,687	$10,502	$10,545
6/30/16	$10,931	$10,669	$10,873
7/31/16	$10,952	$10,676	$10,944
8/31/16	$11,009	$10,690	$10,984
9/30/16	$10,984	$10,637	$11,013
10/31/16	$10,812	$10,525	$10,876
11/30/16	$10,275	$10,133	$10,229
12/31/16	$10,383	$10,252	$10,370
1/31/17	$10,453	$10,319	$10,516
2/28/17	$10,608	$10,391	$10,766
3/31/17	$10,706	$10,414	$10,791
4/30/17	$10,837	$10,489	$10,864
5/31/17	$11,009	$10,656	$11,030
6/30/17	$11,013	$10,617	$11,006
7/31/17	$11,073	$10,703	$11,078
8/31/17	$11,219	$10,785	$11,231
9/30/17	$11,182	$10,730	$11,171
10/31/17	$11,168	$10,756	$11,201
11/30/17	$11,192	$10,699	$11,230
12/31/17	$11,368	$10,810	$11,375
1/31/18	$11,304	$10,683	$11,269
2/28/18	$11,279	$10,651	$11,277
3/31/18	$11,344	$10,691	$11,442
4/30/18	$11,367	$10,652	$11,493
5/31/18	$11,543	$10,774	$11,733
6/30/18	$11,581	$10,784	$11,792
7/31/18	$11,655	$10,810	$11,833
8/31/18	$11,694	$10,837	$11,928
9/30/18	$11,637	$10,767	$11,881
10/31/18	$11,480	$10,701	$11,732
11/30/18	$11,493	$10,819	$11,815
12/31/18	$11,588	$10,949	$11,916
1/31/19	$11,650	$11,032	$11,996
2/28/19	$11,767	$11,091	$12,061
3/31/19	$12,028	$11,266	$12,373
4/30/19	$12,119	$11,308	$12,443
5/31/19	$12,319	$11,464	$12,644
6/30/19	$12,354	$11,507	$12,710
7/31/19	$12,442	$11,599	$12,790
8/31/19	$12,732	$11,782	$13,098
9/30/19	$12,684	$11,688	$13,071
10/31/19	$12,666	$11,709	$13,099
11/30/19	$12,702	$11,738	$13,150
12/31/19	$12,755	$11,774	$13,189
1/31/20	$13,021	$11,986	$13,514
2/29/20	$13,337	$12,140	$13,799
3/31/20	$12,308	$11,700	$12,281
4/30/20	$11,944	$11,553	$11,867
5/31/20	$12,344	$11,920	$12,351
6/30/20	$12,731	$12,019	$12,840
7/31/20	$13,008	$12,221	$13,189
8/31/20	$12,993	$12,164	$13,224
9/30/20	$12,969	$12,166	$13,237
10/31/20	$12,944	$12,130	$13,261
11/30/20	$13,263	$12,313	$13,579
12/31/20	$13,506	$12,388	$13,834
1/31/21	$13,711	$12,467	$14,122
2/28/21	$13,511	$12,269	$13,974
3/31/21	$13,609	$12,344	$14,126
4/30/21	$13,793	$12,448	$14,332
5/31/21	$13,933	$12,485	$14,497
6/30/21	$14,105	$12,519	$14,681
7/31/21	$14,264	$12,623	$14,857
8/31/21	$14,209	$12,577	$14,834
9/30/21	$14,098	$12,486	$14,737
10/31/21	$14,030	$12,449	$14,677
11/30/21	$14,218	$12,555	$14,870
12/31/21	$14,208	$12,576	$14,908
1/31/22	$13,845	$12,231	$14,491
2/28/22	$13,733	$12,188	$14,457
3/31/22	$13,243	$11,793	$13,935
4/30/22	$12,800	$11,466	$13,440
5/31/22	$12,970	$11,637	$13,588
6/30/22	$12,554	$11,446	$13,154
7/31/22	$12,993	$11,749	$13,645
8/31/22	$12,695	$11,491	$13,341
9/30/22	$11,999	$11,050	$12,519
10/31/22	$11,743	$10,958	$12,262
11/30/22	$12,385	$11,471	$12,976
12/31/22	$12,326	$11,504	$12,955
1/31/23	$12,776	$11,834	$13,530
2/28/23	$12,459	$11,566	$13,105
3/31/23	$12,646	$11,823	$13,309
4/30/23	$12,751	$11,796	$13,386
5/31/23	$12,691	$11,694	$13,293
6/30/23	$12,865	$11,811	$13,529
7/31/23	$12,879	$11,858	$13,617
8/31/23	$12,758	$11,687	$13,411
9/30/23	$12,374	$11,344	$12,955
10/31/23	$12,125	$11,248	$12,747
11/30/23	$12,974	$11,962	$13,735
12/31/23	$13,387	$12,240	$14,148
1/31/24	$13,435	$12,177	$14,082
2/29/24	$13,516	$12,193	$14,193
3/31/24	$13,565	$12,193	$14,362
4/30/24	$13,391	$12,042	$14,273
5/31/24	$13,475	$12,006	$14,382
6/30/24	$13,730	$12,190	$14,734
7/31/24	$13,891	$12,301	$14,895
8/31/24	$13,992	$12,398	$15,071
9/30/24	$14,186	$12,521	$15,206
10/31/24	$13,989	$12,338	$14,975
11/30/24	$14,218	$12,552	$15,296
12/31/24	$13,953	$12,369	$15,042
1/31/25	$14,034	$12,431	$15,156
2/28/25	$14,228	$12,554	$15,345
3/31/25	$13,973	$12,341	$15,165

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.00%	2.57%	3.64%
Class A (including sales charge)	0.69%	2.10%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,567,647,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 15,035,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000041556
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	PYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,994	$9,948	$9,959
5/31/15	$9,930	$9,920	$10,071
6/30/15	$9,896	$9,911	$9,700
7/31/15	$9,927	$9,983	$9,648
8/31/15	$9,942	$10,002	$9,687
9/30/15	$10,075	$10,075	$9,893
10/31/15	$10,183	$10,115	$10,013
11/30/15	$10,254	$10,155	$10,054
12/31/15	$10,359	$10,226	$10,069
1/31/16	$10,489	$10,348	$10,126
2/29/16	$10,527	$10,365	$10,237
3/31/16	$10,635	$10,398	$10,345
4/30/16	$10,755	$10,474	$10,408
5/31/16	$10,838	$10,502	$10,545
6/30/16	$11,079	$10,669	$10,873
7/31/16	$11,093	$10,676	$10,944
8/31/16	$11,144	$10,690	$10,984
9/30/16	$11,111	$10,637	$11,013
10/31/16	$10,931	$10,525	$10,876
11/30/16	$10,381	$10,133	$10,229
12/31/16	$10,483	$10,252	$10,370
1/31/17	$10,547	$10,319	$10,516
2/28/17	$10,698	$10,391	$10,766
3/31/17	$10,789	$10,414	$10,791
4/30/17	$10,915	$10,489	$10,864
5/31/17	$11,081	$10,656	$11,030
6/30/17	$11,078	$10,617	$11,006
7/31/17	$11,132	$10,703	$11,078
8/31/17	$11,272	$10,785	$11,231
9/30/17	$11,227	$10,730	$11,171
10/31/17	$11,206	$10,756	$11,201
11/30/17	$11,224	$10,699	$11,230
12/31/17	$11,392	$10,810	$11,375
1/31/18	$11,321	$10,683	$11,269
2/28/18	$11,290	$10,651	$11,277
3/31/18	$11,347	$10,691	$11,442
4/30/18	$11,364	$10,652	$11,493
5/31/18	$11,532	$10,774	$11,733
6/30/18	$11,563	$10,784	$11,792
7/31/18	$11,630	$10,810	$11,833
8/31/18	$11,661	$10,837	$11,928
9/30/18	$11,597	$10,767	$11,881
10/31/18	$11,433	$10,701	$11,732
11/30/18	$11,439	$10,819	$11,815
12/31/18	$11,526	$10,949	$11,916
1/31/19	$11,582	$11,032	$11,996
2/28/19	$11,690	$11,091	$12,061
3/31/19	$11,943	$11,266	$12,373
4/30/19	$12,026	$11,308	$12,443
5/31/19	$12,216	$11,464	$12,644
6/30/19	$12,244	$11,507	$12,710
7/31/19	$12,323	$11,599	$12,790
8/31/19	$12,602	$11,782	$13,098
9/30/19	$12,547	$11,688	$13,071
10/31/19	$12,521	$11,709	$13,099
11/30/19	$12,549	$11,738	$13,150
12/31/19	$12,594	$11,774	$13,189
1/31/20	$12,847	$11,986	$13,514
2/29/20	$13,152	$12,140	$13,799
3/31/20	$12,129	$11,700	$12,281
4/30/20	$11,764	$11,553	$11,867
5/31/20	$12,150	$11,920	$12,351
6/30/20	$12,523	$12,019	$12,840
7/31/20	$12,788	$12,221	$13,189
8/31/20	$12,765	$12,164	$13,224
9/30/20	$12,733	$12,166	$13,237
10/31/20	$12,700	$12,130	$13,261
11/30/20	$13,006	$12,313	$13,579
12/31/20	$13,235	$12,388	$13,834
1/31/21	$13,428	$12,467	$14,122
2/28/21	$13,225	$12,269	$13,974
3/31/21	$13,312	$12,344	$14,126
4/30/21	$13,483	$12,448	$14,332
5/31/21	$13,612	$12,485	$14,497
6/30/21	$13,772	$12,519	$14,681
7/31/21	$13,918	$12,623	$14,857
8/31/21	$13,855	$12,577	$14,834
9/30/21	$13,738	$12,486	$14,737
10/31/21	$13,663	$12,449	$14,677
11/30/21	$13,838	$12,555	$14,870
12/31/21	$13,819	$12,576	$14,908
1/31/22	$13,458	$12,231	$14,491
2/28/22	$13,341	$12,188	$14,457
3/31/22	$12,857	$11,793	$13,935
4/30/22	$12,419	$11,466	$13,440
5/31/22	$12,576	$11,637	$13,588
6/30/22	$12,165	$11,446	$13,154
7/31/22	$12,582	$11,749	$13,645
8/31/22	$12,286	$11,491	$13,341
9/30/22	$11,605	$11,050	$12,519
10/31/22	$11,350	$10,958	$12,262
11/30/22	$11,964	$11,471	$12,976
12/31/22	$11,898	$11,504	$12,955
1/31/23	$12,326	$11,834	$13,530
2/28/23	$12,013	$11,566	$13,105
3/31/23	$12,185	$11,823	$13,309
4/30/23	$12,279	$11,796	$13,386
5/31/23	$12,213	$11,694	$13,293
6/30/23	$12,373	$11,811	$13,529
7/31/23	$12,379	$11,858	$13,617
8/31/23	$12,255	$11,687	$13,411
9/30/23	$11,878	$11,344	$12,955
10/31/23	$11,632	$11,248	$12,747
11/30/23	$12,439	$11,962	$13,735
12/31/23	$12,827	$12,240	$14,148
1/31/24	$12,865	$12,177	$14,082
2/29/24	$12,935	$12,193	$14,193
3/31/24	$12,974	$12,193	$14,362
4/30/24	$12,799	$12,042	$14,273
5/31/24	$12,871	$12,006	$14,382
6/30/24	$13,106	$12,190	$14,734
7/31/24	$13,252	$12,301	$14,895
8/31/24	$13,340	$12,398	$15,071
9/30/24	$13,516	$12,521	$15,206
10/31/24	$13,321	$12,338	$14,975
11/30/24	$13,530	$12,552	$15,296
12/31/24	$13,269	$12,369	$15,042
1/31/25	$13,337	$12,431	$15,156
2/28/25	$13,514	$12,554	$15,345
3/31/25	$13,264	$12,341	$15,165

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.24%	1.80%	2.86%
Class C (including sales charge)	1.25%	1.80%	2.86%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,567,647,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 15,035,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000203307
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-3
Trading Symbol	PYMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,137	$994,753	$995,908
5/31/15	$994,515	$992,005	$1,007,145
6/30/15	$991,806	$991,101	$970,001
7/31/15	$995,707	$998,280	$964,754
8/31/15	$997,937	$1,000,240	$968,747
9/30/15	$1,012,074	$1,007,486	$989,308
10/31/15	$1,023,644	$1,011,492	$1,001,342
11/30/15	$1,031,571	$1,015,513	$1,005,358
12/31/15	$1,043,036	$1,022,648	$1,006,915
1/31/16	$1,056,799	$1,034,850	$1,012,617
2/29/16	$1,061,394	$1,036,478	$1,023,747
3/31/16	$1,073,101	$1,039,761	$1,034,512
4/30/16	$1,085,974	$1,047,406	$1,040,836
5/31/16	$1,095,208	$1,050,239	$1,054,525
6/30/16	$1,120,335	$1,066,947	$1,087,304
7/31/16	$1,122,623	$1,067,598	$1,094,409
8/31/16	$1,128,692	$1,069,039	$1,098,365
9/30/16	$1,126,204	$1,063,703	$1,101,277
10/31/16	$1,108,767	$1,052,544	$1,087,612
11/30/16	$1,053,724	$1,013,289	$1,022,886
12/31/16	$1,064,944	$1,025,185	$1,037,017
1/31/17	$1,072,257	$1,031,944	$1,051,568
2/28/17	$1,088,265	$1,039,109	$1,076,641
3/31/17	$1,098,484	$1,041,365	$1,079,079
4/30/17	$1,112,068	$1,048,921	$1,086,391
5/31/17	$1,129,847	$1,065,568	$1,103,019
6/30/17	$1,130,418	$1,061,747	$1,100,597
7/31/17	$1,136,741	$1,070,337	$1,107,811
8/31/17	$1,151,919	$1,078,482	$1,123,082
9/30/17	$1,148,225	$1,072,999	$1,117,063
10/31/17	$1,146,901	$1,075,618	$1,120,133
11/30/17	$1,149,571	$1,069,859	$1,122,956
12/31/17	$1,167,721	$1,081,041	$1,137,537
1/31/18	$1,161,291	$1,068,314	$1,126,885
2/28/18	$1,158,894	$1,065,122	$1,127,678
3/31/18	$1,165,674	$1,069,053	$1,144,191
4/30/18	$1,168,217	$1,065,238	$1,149,310
5/31/18	$1,186,439	$1,077,436	$1,173,337
6/30/18	$1,190,542	$1,078,356	$1,179,201
7/31/18	$1,198,258	$1,080,972	$1,183,349
8/31/18	$1,202,506	$1,083,748	$1,192,829
9/30/18	$1,196,708	$1,076,732	$1,188,111
10/31/18	$1,180,711	$1,070,102	$1,173,248
11/30/18	$1,182,268	$1,081,946	$1,181,478
12/31/18	$1,192,122	$1,094,900	$1,191,648
1/31/19	$1,198,717	$1,103,177	$1,199,631
2/28/19	$1,210,810	$1,109,084	$1,206,130
3/31/19	$1,237,852	$1,126,616	$1,237,274
4/30/19	$1,247,386	$1,130,850	$1,244,256
5/31/19	$1,268,179	$1,146,440	$1,264,422
6/30/19	$1,271,894	$1,150,673	$1,271,037
7/31/19	$1,281,085	$1,159,947	$1,279,011
8/31/19	$1,311,139	$1,178,243	$1,309,788
9/30/19	$1,306,357	$1,168,798	$1,307,107
10/31/19	$1,304,617	$1,170,893	$1,309,912
11/30/19	$1,308,532	$1,173,821	$1,314,972
12/31/19	$1,314,198	$1,177,405	$1,318,883
1/31/20	$1,341,693	$1,198,559	$1,351,384
2/29/20	$1,374,487	$1,214,015	$1,379,864
3/31/20	$1,268,537	$1,169,979	$1,228,130
4/30/20	$1,231,196	$1,155,296	$1,186,688
5/31/20	$1,272,635	$1,192,047	$1,235,130
6/30/20	$1,312,649	$1,201,858	$1,284,028
7/31/20	$1,341,440	$1,222,100	$1,318,926
8/31/20	$1,340,016	$1,216,366	$1,322,390
9/30/20	$1,337,646	$1,216,624	$1,323,707
10/31/20	$1,335,278	$1,212,970	$1,326,055
11/30/20	$1,368,342	$1,231,274	$1,357,915
12/31/20	$1,393,688	$1,238,775	$1,383,359
1/31/21	$1,414,899	$1,246,669	$1,412,225
2/28/21	$1,394,516	$1,226,861	$1,397,432
3/31/21	$1,404,729	$1,234,427	$1,412,553
4/30/21	$1,423,946	$1,244,781	$1,433,244
5/31/21	$1,438,570	$1,248,495	$1,449,697
6/30/21	$1,456,522	$1,251,923	$1,468,103
7/31/21	$1,473,152	$1,262,306	$1,485,717
8/31/21	$1,467,624	$1,257,674	$1,483,388
9/30/21	$1,456,337	$1,248,597	$1,473,713
10/31/21	$1,449,503	$1,244,947	$1,467,689
11/30/21	$1,469,166	$1,255,545	$1,486,975
12/31/21	$1,468,263	$1,257,570	$1,490,814
1/31/22	$1,431,025	$1,223,147	$1,449,102
2/28/22	$1,419,557	$1,218,765	$1,445,735
3/31/22	$1,369,105	$1,179,256	$1,393,494
4/30/22	$1,323,511	$1,146,639	$1,343,998
5/31/22	$1,341,250	$1,163,672	$1,358,770
6/30/22	$1,298,387	$1,144,613	$1,315,373
7/31/22	$1,343,916	$1,174,856	$1,364,462
8/31/22	$1,313,258	$1,149,107	$1,334,104
9/30/22	$1,241,464	$1,105,003	$1,251,904
10/31/22	$1,215,127	$1,095,814	$1,226,226
11/30/22	$1,281,736	$1,147,069	$1,297,620
12/31/22	$1,275,763	$1,150,353	$1,295,493
1/31/23	$1,322,564	$1,183,397	$1,353,020
2/28/23	$1,289,868	$1,156,638	$1,310,548
3/31/23	$1,309,408	$1,182,301	$1,330,913
4/30/23	$1,320,393	$1,179,600	$1,338,580
5/31/23	$1,314,375	$1,169,378	$1,329,325
6/30/23	$1,332,604	$1,181,092	$1,352,914
7/31/23	$1,334,199	$1,185,764	$1,361,732
8/31/23	$1,321,839	$1,168,693	$1,341,082
9/30/23	$1,282,156	$1,134,441	$1,295,489
10/31/23	$1,256,594	$1,124,787	$1,274,737
11/30/23	$1,344,685	$1,196,190	$1,373,549
12/31/23	$1,387,687	$1,223,991	$1,414,804
1/31/24	$1,392,819	$1,217,740	$1,408,237
2/29/24	$1,401,377	$1,219,304	$1,419,302
3/31/24	$1,406,706	$1,219,266	$1,436,163
4/30/24	$1,388,806	$1,204,165	$1,427,345
5/31/24	$1,397,731	$1,200,633	$1,438,174
6/30/24	$1,424,262	$1,219,036	$1,473,350
7/31/24	$1,441,184	$1,230,147	$1,489,517
8/31/24	$1,451,889	$1,239,849	$1,507,073
9/30/24	$1,472,127	$1,252,103	$1,520,629
10/31/24	$1,451,954	$1,233,846	$1,497,460
11/30/24	$1,475,830	$1,255,160	$1,529,647
12/31/24	$1,448,536	$1,236,886	$1,504,189
1/31/25	$1,457,129	$1,243,085	$1,515,591
2/28/25	$1,477,450	$1,255,411	$1,534,510
3/31/25	$1,451,138	$1,234,135	$1,516,469

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.16%	2.73%	3.79%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,567,647,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 15,035,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000034730
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,260	$994,753	$995,908
5/31/15	$994,765	$992,005	$1,007,145
6/30/15	$992,177	$991,101	$970,001
7/31/15	$996,206	$998,280	$964,754
8/31/15	$998,564	$1,000,240	$968,747
9/30/15	$1,012,833	$1,007,486	$989,308
10/31/15	$1,024,542	$1,011,492	$1,001,342
11/30/15	$1,032,602	$1,015,513	$1,005,358
12/31/15	$1,044,211	$1,022,648	$1,006,915
1/31/16	$1,058,123	$1,034,850	$1,012,617
2/29/16	$1,062,849	$1,036,478	$1,023,747
3/31/16	$1,074,708	$1,039,761	$1,034,512
4/30/16	$1,087,733	$1,047,406	$1,040,836
5/31/16	$1,097,121	$1,050,239	$1,054,525
6/30/16	$1,122,428	$1,066,947	$1,087,304
7/31/16	$1,124,863	$1,067,598	$1,094,409
8/31/16	$1,131,087	$1,069,039	$1,098,365
9/30/16	$1,128,732	$1,063,703	$1,101,277
10/31/16	$1,111,398	$1,052,544	$1,087,612
11/30/16	$1,056,357	$1,013,289	$1,022,886
12/31/16	$1,067,740	$1,025,185	$1,037,017
1/31/17	$1,075,209	$1,031,944	$1,051,568
2/28/17	$1,091,386	$1,039,109	$1,076,641
3/31/17	$1,101,772	$1,041,365	$1,079,079
4/30/17	$1,115,534	$1,048,921	$1,086,391
5/31/17	$1,133,511	$1,065,568	$1,103,019
6/30/17	$1,134,224	$1,061,747	$1,100,597
7/31/17	$1,140,714	$1,070,337	$1,107,811
8/31/17	$1,156,091	$1,078,482	$1,123,082
9/30/17	$1,152,525	$1,072,999	$1,117,063
10/31/17	$1,151,343	$1,075,618	$1,120,133
11/30/17	$1,154,166	$1,069,859	$1,122,956
12/31/17	$1,172,537	$1,081,041	$1,137,537
1/31/18	$1,166,229	$1,068,314	$1,126,885
2/28/18	$1,163,956	$1,065,122	$1,127,678
3/31/18	$1,170,914	$1,069,053	$1,144,191
4/30/18	$1,173,612	$1,065,238	$1,149,310
5/31/18	$1,192,069	$1,077,436	$1,173,337
6/30/18	$1,196,338	$1,078,356	$1,179,201
7/31/18	$1,204,245	$1,080,972	$1,183,349
8/31/18	$1,208,668	$1,083,748	$1,192,829
9/30/18	$1,202,987	$1,076,732	$1,188,111
10/31/18	$1,187,058	$1,070,102	$1,173,248
11/30/18	$1,188,770	$1,081,946	$1,181,478
12/31/18	$1,198,830	$1,094,900	$1,191,648
1/31/19	$1,205,615	$1,103,177	$1,199,631
2/28/19	$1,217,917	$1,109,084	$1,206,130
3/31/19	$1,245,274	$1,126,616	$1,237,274
4/30/19	$1,255,019	$1,130,850	$1,244,256
5/31/19	$1,276,099	$1,146,440	$1,264,422
6/30/19	$1,279,995	$1,150,673	$1,271,037
7/31/19	$1,289,408	$1,159,947	$1,279,011
8/31/19	$1,319,824	$1,178,243	$1,309,788
9/30/19	$1,315,172	$1,168,798	$1,307,107
10/31/19	$1,313,588	$1,170,893	$1,309,912
11/30/19	$1,317,691	$1,173,821	$1,314,972
12/31/19	$1,323,565	$1,177,405	$1,318,883
1/31/20	$1,351,426	$1,198,559	$1,351,384
2/29/20	$1,384,619	$1,214,015	$1,379,864
3/31/20	$1,278,053	$1,169,979	$1,228,130
4/30/20	$1,240,585	$1,155,296	$1,186,688
5/31/20	$1,282,501	$1,192,047	$1,235,130
6/30/20	$1,322,986	$1,201,858	$1,284,028
7/31/20	$1,352,174	$1,222,100	$1,318,926
8/31/20	$1,350,910	$1,216,366	$1,322,390
9/30/20	$1,348,687	$1,216,624	$1,323,707
10/31/20	$1,346,470	$1,212,970	$1,326,055
11/30/20	$1,379,978	$1,231,274	$1,357,915
12/31/20	$1,405,717	$1,238,775	$1,383,359
1/31/21	$1,427,292	$1,246,669	$1,412,225
2/28/21	$1,406,894	$1,226,861	$1,397,432
3/31/21	$1,417,377	$1,234,427	$1,412,553
4/30/21	$1,436,944	$1,244,781	$1,433,244
5/31/21	$1,451,885	$1,248,495	$1,449,697
6/30/21	$1,470,183	$1,251,923	$1,468,103
7/31/21	$1,487,152	$1,262,306	$1,485,717
8/31/21	$1,481,726	$1,257,674	$1,483,388
9/30/21	$1,470,510	$1,248,597	$1,473,713
10/31/21	$1,463,793	$1,244,947	$1,467,689
11/30/21	$1,483,823	$1,255,545	$1,486,975
12/31/21	$1,483,111	$1,257,570	$1,490,814
1/31/22	$1,445,653	$1,223,147	$1,449,102
2/28/22	$1,434,228	$1,218,765	$1,445,735
3/31/22	$1,383,434	$1,179,256	$1,393,494
4/30/22	$1,337,527	$1,146,639	$1,343,998
5/31/22	$1,355,609	$1,163,672	$1,358,770
6/30/22	$1,312,445	$1,144,613	$1,315,373
7/31/22	$1,358,637	$1,174,856	$1,364,462
8/31/22	$1,327,816	$1,149,107	$1,334,104
9/30/22	$1,255,393	$1,105,003	$1,251,904
10/31/22	$1,228,909	$1,095,814	$1,226,226
11/30/22	$1,296,428	$1,147,069	$1,297,620
12/31/22	$1,290,557	$1,150,353	$1,295,493
1/31/23	$1,338,052	$1,183,397	$1,353,020
2/28/23	$1,305,127	$1,156,638	$1,310,548
3/31/23	$1,325,076	$1,182,301	$1,330,913
4/30/23	$1,336,347	$1,179,600	$1,338,580
5/31/23	$1,330,418	$1,169,378	$1,329,325
6/30/23	$1,349,045	$1,181,092	$1,352,914
7/31/23	$1,350,820	$1,185,764	$1,361,732
8/31/23	$1,338,475	$1,168,693	$1,341,082
9/30/23	$1,298,459	$1,134,441	$1,295,489
10/31/23	$1,272,728	$1,124,787	$1,274,737
11/30/23	$1,362,116	$1,196,190	$1,373,549
12/31/23	$1,405,862	$1,223,991	$1,414,804
1/31/24	$1,411,222	$1,217,740	$1,408,237
2/29/24	$1,420,060	$1,219,304	$1,419,302
3/31/24	$1,425,641	$1,219,266	$1,436,163
4/30/24	$1,407,673	$1,204,165	$1,427,345
5/31/24	$1,416,913	$1,200,633	$1,438,174
6/30/24	$1,443,973	$1,219,036	$1,473,350
7/31/24	$1,461,314	$1,230,147	$1,489,517
8/31/24	$1,472,352	$1,239,849	$1,507,073
9/30/24	$1,493,046	$1,252,103	$1,520,629
10/31/24	$1,472,775	$1,233,846	$1,497,460
11/30/24	$1,497,182	$1,255,160	$1,529,647
12/31/24	$1,469,679	$1,236,886	$1,504,189
1/31/25	$1,478,590	$1,243,085	$1,515,591
2/28/25	$1,499,381	$1,255,411	$1,534,510
3/31/25	$1,472,854	$1,234,135	$1,516,469

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.31%	2.88%	3.95%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,567,647,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 15,035,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064163
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-2
Trading Symbol	PYMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  A tactical allocation to taxable municipals contributed to performance, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Security selection within the lease-backed sector contributed to performance, as the Fund's holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broader high yield municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,000,178	$994,753	$995,908
5/31/15	$994,597	$992,005	$1,007,145
6/30/15	$991,928	$991,101	$970,001
7/31/15	$995,867	$998,280	$964,754
8/31/15	$998,145	$1,000,240	$968,747
9/30/15	$1,012,324	$1,007,486	$989,308
10/31/15	$1,023,936	$1,011,492	$1,001,342
11/30/15	$1,031,910	$1,015,513	$1,005,358
12/31/15	$1,043,415	$1,022,648	$1,006,915
1/31/16	$1,057,234	$1,034,850	$1,012,617
2/29/16	$1,061,867	$1,036,478	$1,023,747
3/31/16	$1,073,627	$1,039,761	$1,034,512
4/30/16	$1,086,549	$1,047,406	$1,040,836
5/31/16	$1,095,838	$1,050,239	$1,054,525
6/30/16	$1,121,022	$1,066,947	$1,087,304
7/31/16	$1,123,358	$1,067,598	$1,094,409
8/31/16	$1,129,483	$1,069,039	$1,098,365
9/30/16	$1,127,032	$1,063,703	$1,101,277
10/31/16	$1,109,637	$1,052,544	$1,087,612
11/30/16	$1,054,625	$1,013,289	$1,022,886
12/31/16	$1,065,892	$1,025,185	$1,037,017
1/31/17	$1,073,261	$1,031,944	$1,051,568
2/28/17	$1,089,324	$1,039,109	$1,076,641
3/31/17	$1,099,593	$1,041,365	$1,079,079
4/30/17	$1,113,239	$1,048,921	$1,086,391
5/31/17	$1,131,084	$1,065,568	$1,103,019
6/30/17	$1,131,691	$1,061,747	$1,100,597
7/31/17	$1,138,076	$1,070,337	$1,107,811
8/31/17	$1,153,320	$1,078,482	$1,123,082
9/30/17	$1,149,666	$1,072,999	$1,117,063
10/31/17	$1,148,394	$1,075,618	$1,120,133
11/30/17	$1,151,115	$1,069,859	$1,122,956
12/31/17	$1,169,336	$1,081,041	$1,137,537
1/31/18	$1,162,950	$1,068,314	$1,126,885
2/28/18	$1,160,594	$1,065,122	$1,127,678
3/31/18	$1,167,430	$1,069,053	$1,144,191
4/30/18	$1,170,026	$1,065,238	$1,149,310
5/31/18	$1,188,327	$1,077,436	$1,173,337
6/30/18	$1,192,484	$1,078,356	$1,179,201
7/31/18	$1,200,266	$1,080,972	$1,183,349
8/31/18	$1,204,562	$1,083,748	$1,192,829
9/30/18	$1,198,812	$1,076,732	$1,188,111
10/31/18	$1,182,838	$1,070,102	$1,173,248
11/30/18	$1,184,435	$1,081,946	$1,181,478
12/31/18	$1,194,361	$1,094,900	$1,191,648
1/31/19	$1,201,022	$1,103,177	$1,199,631
2/28/19	$1,213,185	$1,109,084	$1,206,130
3/31/19	$1,240,332	$1,126,616	$1,237,274
4/30/19	$1,249,940	$1,130,850	$1,244,256
5/31/19	$1,270,823	$1,146,440	$1,264,422
6/30/19	$1,274,606	$1,150,673	$1,271,037
7/31/19	$1,283,871	$1,159,947	$1,279,011
8/31/19	$1,314,041	$1,178,243	$1,309,788
9/30/19	$1,309,310	$1,168,798	$1,307,107
10/31/19	$1,307,623	$1,170,893	$1,309,912
11/30/19	$1,311,597	$1,173,821	$1,314,972
12/31/19	$1,317,335	$1,177,405	$1,318,883
1/31/20	$1,344,948	$1,198,559	$1,351,384
2/29/20	$1,377,880	$1,214,015	$1,379,864
3/31/20	$1,271,724	$1,169,979	$1,228,130
4/30/20	$1,234,341	$1,155,296	$1,186,688
5/31/20	$1,275,940	$1,192,047	$1,235,130
6/30/20	$1,316,111	$1,201,858	$1,284,028
7/31/20	$1,345,025	$1,222,100	$1,318,926
8/31/20	$1,343,662	$1,216,366	$1,322,390
9/30/20	$1,341,340	$1,216,624	$1,323,707
10/31/20	$1,339,017	$1,212,970	$1,326,055
11/30/20	$1,372,231	$1,231,274	$1,357,915
12/31/20	$1,397,695	$1,238,775	$1,383,359
1/31/21	$1,419,037	$1,246,669	$1,412,225
2/28/21	$1,398,651	$1,226,861	$1,397,432
3/31/21	$1,408,953	$1,234,427	$1,412,553
4/30/21	$1,428,278	$1,244,781	$1,433,244
5/31/21	$1,443,016	$1,248,495	$1,449,697
6/30/21	$1,461,083	$1,251,923	$1,468,103
7/31/21	$1,477,820	$1,262,306	$1,485,717
8/31/21	$1,472,307	$1,257,674	$1,483,388
9/30/21	$1,461,042	$1,248,597	$1,473,713
10/31/21	$1,454,241	$1,244,947	$1,467,689
11/30/21	$1,474,020	$1,255,545	$1,486,975
12/31/21	$1,473,180	$1,257,570	$1,490,814
1/31/22	$1,435,858	$1,223,147	$1,449,102
2/28/22	$1,424,399	$1,218,765	$1,445,735
3/31/22	$1,373,835	$1,179,256	$1,393,494
4/30/22	$1,328,131	$1,146,639	$1,343,998
5/31/22	$1,345,976	$1,163,672	$1,358,770
6/30/22	$1,303,012	$1,144,613	$1,315,373
7/31/22	$1,348,760	$1,174,856	$1,364,462
8/31/22	$1,318,050	$1,149,107	$1,334,104
9/30/22	$1,246,050	$1,105,003	$1,251,904
10/31/22	$1,219,660	$1,095,814	$1,226,226
11/30/22	$1,286,557	$1,147,069	$1,297,620
12/31/22	$1,280,615	$1,150,353	$1,295,493
1/31/23	$1,327,639	$1,183,397	$1,353,020
2/28/23	$1,294,871	$1,156,638	$1,310,548
3/31/23	$1,314,547	$1,182,301	$1,330,913
4/30/23	$1,325,627	$1,179,600	$1,338,580
5/31/23	$1,319,636	$1,169,378	$1,329,325
6/30/23	$1,337,997	$1,181,092	$1,352,914
7/31/23	$1,339,651	$1,185,764	$1,361,732
8/31/23	$1,327,298	$1,168,693	$1,341,082
9/30/23	$1,287,506	$1,134,441	$1,295,489
10/31/23	$1,261,889	$1,124,787	$1,274,737
11/30/23	$1,350,408	$1,196,190	$1,373,549
12/31/23	$1,393,659	$1,223,991	$1,414,804
1/31/24	$1,398,859	$1,217,740	$1,408,237
2/29/24	$1,407,509	$1,219,304	$1,419,302
3/31/24	$1,412,922	$1,219,266	$1,436,163
4/30/24	$1,395,000	$1,204,165	$1,427,345
5/31/24	$1,404,030	$1,200,633	$1,438,174
6/30/24	$1,430,735	$1,219,036	$1,473,350
7/31/24	$1,447,795	$1,230,147	$1,489,517
8/31/24	$1,458,600	$1,239,849	$1,507,073
9/30/24	$1,478,988	$1,252,103	$1,520,629
10/31/24	$1,458,783	$1,233,846	$1,497,460
11/30/24	$1,482,828	$1,255,160	$1,529,647
12/31/24	$1,455,465	$1,236,886	$1,504,189
1/31/25	$1,464,162	$1,243,085	$1,515,591
2/28/25	$1,484,637	$1,255,411	$1,534,510
3/31/25	$1,458,256	$1,234,135	$1,516,469

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.21%	2.78%	3.84%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg High Yield Municipal Bond Index	5.59%	4.31%	4.25%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 5,567,647,000
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 15,035,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,567,647
# of Portfolio Holdings	909
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$15,035
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.5%
Local or Guaranteed Housing	10.9%
Port, Airport & Marina Revenue	8.0%
Electric Power & Light Revenue	5.9%
Ad Valorem Property Tax	5.9%
Industrial Revenue	5.8%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.9%
Water Revenue	4.9%
Sales Tax Revenue	4.3%
U.S. Government Agencies	3.6%
Miscellaneous Revenue	2.9%
Other Investments	24.5%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026524
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class A
Trading Symbol	PFUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$9,625	$10,000
4/30/15	$9,844	$10,217
5/31/15	$9,458	$9,908
6/30/15	$9,370	$9,917
7/31/15	$9,298	$9,903
8/31/15	$9,203	$9,938
9/30/15	$9,196	$9,980
10/31/15	$9,330	$10,012
11/30/15	$9,179	$9,734
12/31/15	$9,160	$9,855
1/31/16	$9,136	$9,904
2/29/16	$9,373	$10,249
3/31/16	$9,808	$10,669
4/30/16	$10,056	$10,886
5/31/16	$9,789	$10,626
6/30/16	$10,153	$11,032
7/31/16	$10,283	$11,122
8/31/16	$10,248	$11,033
9/30/16	$10,352	$11,145
10/31/16	$9,952	$10,660
11/30/16	$9,513	$10,098
12/31/16	$9,472	$10,001
1/31/17	$9,695	$10,189
2/28/17	$9,753	$10,218
3/31/17	$9,803	$10,249
4/30/17	$9,875	$10,395
5/31/17	$10,030	$10,623
6/30/17	$10,091	$10,613
7/31/17	$10,420	$10,897
8/31/17	$10,490	$11,014
9/30/17	$10,395	$10,876
10/31/17	$10,280	$10,794
11/30/17	$10,404	$11,023
12/31/17	$10,455	$11,053
1/31/18	$10,880	$11,388
2/28/18	$10,692	$11,292
3/31/18	$10,806	$11,453
4/30/18	$10,516	$11,194
5/31/18	$10,371	$10,984
6/30/18	$10,303	$10,907
7/31/18	$10,337	$10,868
8/31/18	$10,175	$10,834
9/30/18	$10,198	$10,718
10/31/18	$9,979	$10,569
11/30/18	$10,025	$10,581
12/31/18	$10,034	$10,815
1/31/19	$10,340	$11,017
2/28/19	$10,257	$10,902
3/31/19	$10,305	$10,980
4/30/19	$10,269	$10,913
5/31/19	$10,302	$11,026
6/30/19	$10,615	$11,355
7/31/19	$10,471	$11,274
8/31/19	$10,522	$11,453
9/30/19	$10,449	$11,290
10/31/19	$10,560	$11,398
11/30/19	$10,433	$11,243
12/31/19	$10,702	$11,366
1/31/20	$10,685	$11,452
2/29/20	$10,555	$11,429
3/31/20	$9,763	$11,061
4/30/20	$10,075	$11,287
5/31/20	$10,319	$11,321
6/30/20	$10,529	$11,435
7/31/20	$11,062	$11,943
8/31/20	$11,262	$11,978
9/30/20	$11,118	$11,908
10/31/20	$11,184	$11,963
11/30/20	$11,572	$12,248
12/31/20	$11,972	$12,514
1/31/21	$11,857	$12,386
2/28/21	$11,620	$12,146
3/31/21	$11,396	$11,852
4/30/21	$11,586	$12,044
5/31/21	$11,719	$12,208
6/30/21	$11,472	$11,961
7/31/21	$11,603	$12,142
8/31/21	$11,545	$12,067
9/30/21	$11,272	$11,771
10/31/21	$11,178	$11,725
11/30/21	$11,118	$11,641
12/31/21	$11,090	$11,632
1/31/22	$10,914	$11,405
2/28/22	$10,738	$11,278
3/31/22	$10,378	$10,917
4/30/22	$9,660	$10,171
5/31/22	$9,671	$10,172
6/30/22	$9,184	$9,714
7/31/22	$9,350	$9,901
8/31/22	$8,890	$9,407
9/30/22	$8,310	$8,855
10/31/22	$8,324	$8,842
11/30/22	$8,901	$9,335
12/31/22	$8,987	$9,457
1/31/23	$9,323	$9,787
2/28/23	$8,922	$9,396
3/31/23	$9,206	$9,747
4/30/23	$9,227	$9,775
5/31/23	$9,008	$9,512
6/30/23	$9,028	$9,536
7/31/23	$9,159	$9,658
8/31/23	$8,979	$9,468
9/30/23	$8,691	$9,155
10/31/23	$8,614	$9,071
11/30/23	$9,072	$9,572
12/31/23	$9,550	$9,999
1/31/24	$9,309	$9,770
2/29/24	$9,236	$9,654
3/31/24	$9,313	$9,677
4/30/24	$9,069	$9,427
5/31/24	$9,202	$9,521
6/30/24	$9,125	$9,473
7/31/24	$9,418	$9,772
8/31/24	$9,649	$10,078
9/30/24	$9,856	$10,280
10/31/24	$9,584	$9,856
11/30/24	$9,601	$9,833
12/31/24	$9,355	$9,576
1/31/25	$9,434	$9,633
2/28/25	$9,524	$9,711
3/31/25	$9,656	$9,819

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.68%	(0.22%)	0.03%
Class A (including sales charge)	(0.20%)	(0.98%)	(0.35%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 682,957,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,799,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000031146
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Administrative Class
Trading Symbol	PFUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,022,895	$1,021,682
5/31/15	$982,908	$990,806
6/30/15	$973,922	$991,656
7/31/15	$966,486	$990,271
8/31/15	$956,716	$993,783
9/30/15	$956,193	$998,018
10/31/15	$970,186	$1,001,224
11/30/15	$954,672	$973,406
12/31/15	$952,792	$985,460
1/31/16	$950,373	$990,368
2/29/16	$975,194	$1,024,924
3/31/16	$1,020,582	$1,066,864
4/30/16	$1,046,485	$1,088,579
5/31/16	$1,018,838	$1,062,631
6/30/16	$1,056,871	$1,103,152
7/31/16	$1,070,524	$1,112,246
8/31/16	$1,066,952	$1,103,269
9/30/16	$1,078,016	$1,114,476
10/31/16	$1,036,455	$1,065,991
11/30/16	$990,902	$1,009,819
12/31/16	$986,673	$1,000,111
1/31/17	$1,010,053	$1,018,895
2/28/17	$1,016,236	$1,021,841
3/31/17	$1,021,600	$1,024,927
4/30/17	$1,029,183	$1,039,521
5/31/17	$1,045,502	$1,062,258
6/30/17	$1,052,033	$1,061,282
7/31/17	$1,086,386	$1,089,747
8/31/17	$1,093,887	$1,101,399
9/30/17	$1,084,051	$1,087,554
10/31/17	$1,072,192	$1,079,407
11/30/17	$1,085,286	$1,102,315
12/31/17	$1,090,719	$1,105,271
1/31/18	$1,135,254	$1,138,810
2/28/18	$1,115,786	$1,129,165
3/31/18	$1,127,850	$1,145,318
4/30/18	$1,097,617	$1,119,350
5/31/18	$1,082,635	$1,098,417
6/30/18	$1,075,662	$1,090,745
7/31/18	$1,079,357	$1,086,780
8/31/18	$1,062,604	$1,083,387
9/30/18	$1,065,104	$1,071,778
10/31/18	$1,042,450	$1,056,901
11/30/18	$1,047,394	$1,058,102
12/31/18	$1,048,391	$1,081,548
1/31/19	$1,080,473	$1,101,710
2/28/19	$1,071,917	$1,090,211
3/31/19	$1,077,166	$1,097,974
4/30/19	$1,073,513	$1,091,274
5/31/19	$1,077,036	$1,102,649
6/30/19	$1,109,960	$1,135,508
7/31/19	$1,094,982	$1,127,388
8/31/19	$1,100,517	$1,145,269
9/30/19	$1,092,936	$1,128,962
10/31/19	$1,104,713	$1,139,785
11/30/19	$1,091,636	$1,124,333
12/31/19	$1,119,856	$1,136,572
1/31/20	$1,118,242	$1,145,180
2/29/20	$1,104,733	$1,142,860
3/31/20	$1,022,017	$1,106,093
4/30/20	$1,054,808	$1,128,698
5/31/20	$1,080,474	$1,132,061
6/30/20	$1,102,630	$1,143,529
7/31/20	$1,158,588	$1,194,345
8/31/20	$1,179,680	$1,197,759
9/30/20	$1,164,641	$1,190,830
10/31/20	$1,171,725	$1,196,314
11/30/20	$1,212,554	$1,224,816
12/31/20	$1,254,631	$1,251,440
1/31/21	$1,242,796	$1,238,610
2/28/21	$1,218,119	$1,214,592
3/31/21	$1,194,708	$1,185,230
4/30/21	$1,214,861	$1,204,405
5/31/21	$1,228,934	$1,220,760
6/30/21	$1,203,116	$1,196,138
7/31/21	$1,217,095	$1,214,153
8/31/21	$1,211,133	$1,206,708
9/30/21	$1,182,616	$1,177,100
10/31/21	$1,172,926	$1,172,506
11/30/21	$1,166,818	$1,164,086
12/31/21	$1,163,950	$1,163,216
1/31/22	$1,145,644	$1,140,459
2/28/22	$1,127,345	$1,127,833
3/31/22	$1,089,696	$1,091,693
4/30/22	$1,014,413	$1,017,144
5/31/22	$1,015,743	$1,017,196
6/30/22	$964,700	$971,447
7/31/22	$982,249	$990,096
8/31/22	$933,985	$940,683
9/30/22	$873,208	$885,487
10/31/22	$874,760	$884,228
11/30/22	$935,565	$933,533
12/31/22	$944,682	$945,749
1/31/23	$980,161	$978,693
2/28/23	$938,068	$939,607
3/31/23	$968,119	$974,694
4/30/23	$970,398	$977,478
5/31/23	$947,461	$951,169
6/30/23	$949,703	$953,630
7/31/23	$963,591	$965,825
8/31/23	$944,804	$946,790
9/30/23	$914,622	$915,502
10/31/23	$906,599	$907,125
11/30/23	$954,927	$957,184
12/31/23	$1,005,352	$999,851
1/31/24	$980,104	$976,953
2/29/24	$972,525	$965,382
3/31/24	$980,782	$967,740
4/30/24	$955,149	$942,679
5/31/24	$969,293	$952,112
6/30/24	$961,352	$947,301
7/31/24	$992,320	$977,170
8/31/24	$1,016,797	$1,007,784
9/30/24	$1,038,691	$1,027,964
10/31/24	$1,010,194	$985,590
11/30/24	$1,012,099	$983,314
12/31/24	$986,336	$957,625
1/31/25	$994,754	$963,299
2/28/25	$1,004,353	$971,066
3/31/25	$1,018,462	$981,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.84%	(0.07%)	0.18%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 682,957,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,799,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026525
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class C
Trading Symbol	PFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.86%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$10,000	$10,000
4/30/15	$10,221	$10,217
5/31/15	$9,814	$9,908
6/30/15	$9,717	$9,917
7/31/15	$9,635	$9,903
8/31/15	$9,530	$9,938
9/30/15	$9,518	$9,980
10/31/15	$9,650	$10,012
11/30/15	$9,489	$9,734
12/31/15	$9,462	$9,855
1/31/16	$9,432	$9,904
2/29/16	$9,672	$10,249
3/31/16	$10,114	$10,669
4/30/16	$10,363	$10,886
5/31/16	$10,081	$10,626
6/30/16	$10,450	$11,032
7/31/16	$10,577	$11,122
8/31/16	$10,534	$11,033
9/30/16	$10,635	$11,145
10/31/16	$10,217	$10,660
11/30/16	$9,761	$10,098
12/31/16	$9,711	$10,001
1/31/17	$9,934	$10,189
2/28/17	$9,988	$10,218
3/31/17	$10,033	$10,249
4/30/17	$10,100	$10,395
5/31/17	$10,253	$10,623
6/30/17	$10,308	$10,613
7/31/17	$10,637	$10,897
8/31/17	$10,703	$11,014
9/30/17	$10,598	$10,876
10/31/17	$10,475	$10,794
11/30/17	$10,595	$11,023
12/31/17	$10,639	$11,053
1/31/18	$11,066	$11,388
2/28/18	$10,868	$11,292
3/31/18	$10,977	$11,453
4/30/18	$10,675	$11,194
5/31/18	$10,521	$10,984
6/30/18	$10,446	$10,907
7/31/18	$10,474	$10,868
8/31/18	$10,303	$10,834
9/30/18	$10,320	$10,718
10/31/18	$10,093	$10,569
11/30/18	$10,133	$10,581
12/31/18	$10,135	$10,815
1/31/19	$10,437	$11,017
2/28/19	$10,348	$10,902
3/31/19	$10,390	$10,980
4/30/19	$10,347	$10,913
5/31/19	$10,373	$11,026
6/30/19	$10,683	$11,355
7/31/19	$10,531	$11,274
8/31/19	$10,575	$11,453
9/30/19	$10,495	$11,290
10/31/19	$10,600	$11,398
11/30/19	$10,467	$11,243
12/31/19	$10,729	$11,366
1/31/20	$10,705	$11,452
2/29/20	$10,569	$11,429
3/31/20	$9,770	$11,061
4/30/20	$10,076	$11,287
5/31/20	$10,314	$11,321
6/30/20	$10,518	$11,435
7/31/20	$11,043	$11,943
8/31/20	$11,236	$11,978
9/30/20	$11,084	$11,908
10/31/20	$11,143	$11,963
11/30/20	$11,523	$12,248
12/31/20	$11,913	$12,514
1/31/21	$11,792	$12,386
2/28/21	$11,550	$12,146
3/31/21	$11,319	$11,852
4/30/21	$11,501	$12,044
5/31/21	$11,626	$12,208
6/30/21	$11,373	$11,961
7/31/21	$11,496	$12,142
8/31/21	$11,432	$12,067
9/30/21	$11,154	$11,771
10/31/21	$11,054	$11,725
11/30/21	$10,989	$11,641
12/31/21	$10,953	$11,632
1/31/22	$10,773	$11,405
2/28/22	$10,593	$11,278
3/31/22	$10,231	$10,917
4/30/22	$9,517	$10,171
5/31/22	$9,522	$10,172
6/30/22	$9,037	$9,714
7/31/22	$9,195	$9,901
8/31/22	$8,736	$9,407
9/30/22	$8,161	$8,855
10/31/22	$8,170	$8,842
11/30/22	$8,731	$9,335
12/31/22	$8,809	$9,457
1/31/23	$9,133	$9,787
2/28/23	$8,735	$9,396
3/31/23	$9,008	$9,747
4/30/23	$9,023	$9,775
5/31/23	$8,803	$9,512
6/30/23	$8,817	$9,536
7/31/23	$8,939	$9,658
8/31/23	$8,758	$9,468
9/30/23	$8,472	$9,155
10/31/23	$8,391	$9,071
11/30/23	$8,832	$9,572
12/31/23	$9,292	$9,999
1/31/24	$9,051	$9,770
2/29/24	$8,975	$9,654
3/31/24	$9,044	$9,677
4/30/24	$8,802	$9,427
5/31/24	$8,925	$9,521
6/30/24	$8,845	$9,473
7/31/24	$9,123	$9,772
8/31/24	$9,341	$10,078
9/30/24	$9,535	$10,280
10/31/24	$9,267	$9,856
11/30/24	$9,277	$9,833
12/31/24	$9,034	$9,576
1/31/25	$9,104	$9,633
2/28/25	$9,185	$9,711
3/31/25	$9,308	$9,819

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.91%	(0.97%)	(0.71%)
Class C (including sales charge)	1.91%	(0.97%)	(0.71%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 682,957,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,799,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200439
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-3
Trading Symbol	PFUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,022,977	$1,021,682
5/31/15	$983,071	$990,806
6/30/15	$974,162	$991,656
7/31/15	$966,818	$990,271
8/31/15	$957,112	$993,783
9/30/15	$956,667	$998,018
10/31/15	$970,755	$1,001,224
11/30/15	$955,304	$973,406
12/31/15	$953,522	$985,460
1/31/16	$951,160	$990,368
2/29/16	$976,078	$1,024,924
3/31/16	$1,021,592	$1,066,864
4/30/16	$1,047,613	$1,088,579
5/31/16	$1,020,018	$1,062,631
6/30/16	$1,058,180	$1,103,152
7/31/16	$1,071,940	$1,112,246
8/31/16	$1,068,453	$1,103,269
9/30/16	$1,079,631	$1,114,476
10/31/16	$1,038,078	$1,065,991
11/30/16	$992,539	$1,009,819
12/31/16	$988,398	$1,000,111
1/31/17	$1,011,888	$1,018,895
2/28/17	$1,018,160	$1,021,841
3/31/17	$1,023,632	$1,024,927
4/30/17	$1,031,300	$1,039,521
5/31/17	$1,047,737	$1,062,258
6/30/17	$1,054,382	$1,061,282
7/31/17	$1,088,869	$1,089,747
8/31/17	$1,096,479	$1,101,399
9/30/17	$1,086,718	$1,087,554
10/31/17	$1,074,914	$1,079,407
11/30/17	$1,088,130	$1,102,315
12/31/17	$1,093,677	$1,105,271
1/31/18	$1,138,420	$1,138,810
2/28/18	$1,118,985	$1,129,165
3/31/18	$1,131,186	$1,145,318
4/30/18	$1,100,960	$1,119,350
5/31/18	$1,086,047	$1,098,417
6/30/18	$1,079,137	$1,090,745
7/31/18	$1,083,002	$1,086,780
8/31/18	$1,066,288	$1,083,387
9/30/18	$1,068,876	$1,071,778
10/31/18	$1,046,218	$1,056,901
11/30/18	$1,051,270	$1,058,102
12/31/18	$1,052,360	$1,081,548
1/31/19	$1,084,679	$1,101,710
2/28/19	$1,076,174	$1,090,211
3/31/19	$1,081,542	$1,097,974
4/30/19	$1,077,960	$1,091,274
5/31/19	$1,081,611	$1,102,649
6/30/19	$1,114,783	$1,135,508
7/31/19	$1,099,818	$1,127,388
8/31/19	$1,105,481	$1,145,269
9/30/19	$1,097,940	$1,128,962
10/31/19	$1,109,875	$1,139,785
11/30/19	$1,096,825	$1,124,333
12/31/19	$1,125,297	$1,136,572
1/31/20	$1,123,781	$1,145,180
2/29/20	$1,110,291	$1,142,860
3/31/20	$1,027,222	$1,106,093
4/30/20	$1,060,308	$1,128,698
5/31/20	$1,086,231	$1,132,061
6/30/20	$1,108,597	$1,143,529
7/31/20	$1,165,000	$1,194,345
8/31/20	$1,186,286	$1,197,759
9/30/20	$1,171,256	$1,190,830
10/31/20	$1,178,479	$1,196,314
11/30/20	$1,219,653	$1,224,816
12/31/20	$1,262,110	$1,251,440
1/31/21	$1,250,292	$1,238,610
2/28/21	$1,225,541	$1,214,592
3/31/21	$1,202,072	$1,185,230
4/30/21	$1,222,457	$1,204,405
5/31/21	$1,236,719	$1,220,760
6/30/21	$1,210,823	$1,196,138
7/31/21	$1,225,011	$1,214,153
8/31/21	$1,219,110	$1,206,708
9/30/21	$1,190,487	$1,177,100
10/31/21	$1,180,826	$1,172,506
11/30/21	$1,174,773	$1,164,086
12/31/21	$1,171,995	$1,163,216
1/31/22	$1,153,650	$1,140,459
2/28/22	$1,135,302	$1,127,833
3/31/22	$1,097,465	$1,091,693
4/30/22	$1,021,680	$1,017,144
5/31/22	$1,023,112	$1,017,196
6/30/22	$971,764	$971,447
7/31/22	$989,564	$990,096
8/31/22	$940,959	$940,683
9/30/22	$879,752	$885,487
10/31/22	$881,400	$884,228
11/30/22	$942,795	$933,533
12/31/22	$952,065	$945,749
1/31/23	$987,911	$978,693
2/28/23	$945,517	$939,607
3/31/23	$975,924	$974,694
4/30/23	$978,293	$977,478
5/31/23	$955,219	$951,169
6/30/23	$957,553	$953,630
7/31/23	$971,638	$965,825
8/31/23	$952,779	$946,790
9/30/23	$922,374	$915,502
10/31/23	$914,356	$907,125
11/30/23	$963,216	$957,184
12/31/23	$1,014,217	$999,851
1/31/24	$988,826	$976,953
2/29/24	$981,261	$965,382
3/31/24	$989,673	$967,740
4/30/24	$963,864	$942,679
5/31/24	$978,202	$952,112
6/30/24	$970,222	$947,301
7/31/24	$1,001,609	$977,170
8/31/24	$1,026,428	$1,007,784
9/30/24	$1,048,629	$1,027,964
10/31/24	$1,019,935	$985,590
11/30/24	$1,021,981	$983,314
12/31/24	$995,999	$957,625
1/31/25	$1,004,614	$963,299
2/28/25	$1,014,378	$971,066
3/31/25	$1,028,709	$981,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.94%	0.03%	0.28%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 682,957,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,799,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026523
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PFUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,023,101	$1,021,682
5/31/15	$983,318	$990,806
6/30/15	$974,528	$991,656
7/31/15	$967,303	$990,271
8/31/15	$957,715	$993,783
9/30/15	$957,389	$998,018
10/31/15	$971,611	$1,001,224
11/30/15	$956,264	$973,406
12/31/15	$954,602	$985,460
1/31/16	$952,359	$990,368
2/29/16	$977,424	$1,024,924
3/31/16	$1,023,127	$1,066,864
4/30/16	$1,049,314	$1,088,579
5/31/16	$1,021,805	$1,062,631
6/30/16	$1,060,163	$1,103,152
7/31/16	$1,074,084	$1,112,246
8/31/16	$1,070,727	$1,103,269
9/30/16	$1,082,061	$1,114,476
10/31/16	$1,040,548	$1,065,991
11/30/16	$995,026	$1,009,819
12/31/16	$991,001	$1,000,111
1/31/17	$1,014,680	$1,018,895
2/28/17	$1,021,085	$1,021,841
3/31/17	$1,026,702	$1,024,927
4/30/17	$1,034,520	$1,039,521
5/31/17	$1,051,141	$1,062,258
6/30/17	$1,057,938	$1,061,282
7/31/17	$1,092,677	$1,089,747
8/31/17	$1,100,453	$1,101,399
9/30/17	$1,090,792	$1,087,554
10/31/17	$1,079,082	$1,079,407
11/30/17	$1,092,483	$1,102,315
12/31/17	$1,098,191	$1,105,271
1/31/18	$1,143,262	$1,138,810
2/28/18	$1,123,874	$1,129,165
3/31/18	$1,136,273	$1,145,318
4/30/18	$1,106,039	$1,119,350
5/31/18	$1,091,175	$1,098,417
6/30/18	$1,084,377	$1,090,745
7/31/18	$1,088,330	$1,086,780
8/31/18	$1,071,688	$1,083,387
9/30/18	$1,074,407	$1,071,778
10/31/18	$1,051,781	$1,056,901
11/30/18	$1,057,001	$1,058,102
12/31/18	$1,058,224	$1,081,548
1/31/19	$1,090,827	$1,101,710
2/28/19	$1,082,400	$1,090,211
3/31/19	$1,087,931	$1,097,974
4/30/19	$1,084,465	$1,091,274
5/31/19	$1,088,267	$1,102,649
6/30/19	$1,121,739	$1,135,508
7/31/19	$1,106,839	$1,127,388
8/31/19	$1,112,689	$1,145,269
9/30/19	$1,105,237	$1,128,962
10/31/19	$1,117,381	$1,139,785
11/30/19	$1,104,388	$1,124,333
12/31/19	$1,133,174	$1,136,572
1/31/20	$1,131,788	$1,145,180
2/29/20	$1,118,330	$1,142,860
3/31/20	$1,034,812	$1,106,093
4/30/20	$1,068,227	$1,128,698
5/31/20	$1,094,447	$1,132,061
6/30/20	$1,117,118	$1,143,529
7/31/20	$1,174,069	$1,194,345
8/31/20	$1,195,678	$1,197,759
9/30/20	$1,180,678	$1,190,830
10/31/20	$1,188,122	$1,196,314
11/30/20	$1,229,766	$1,224,816
12/31/20	$1,272,737	$1,251,440
1/31/21	$1,260,974	$1,238,610
2/28/21	$1,236,176	$1,214,592
3/31/21	$1,212,677	$1,185,230
4/30/21	$1,233,401	$1,204,405
5/31/21	$1,247,935	$1,220,760
6/30/21	$1,221,973	$1,196,138
7/31/21	$1,236,439	$1,214,153
8/31/21	$1,230,634	$1,206,708
9/30/21	$1,201,911	$1,177,100
10/31/21	$1,192,318	$1,172,506
11/30/21	$1,186,353	$1,164,086
12/31/21	$1,183,709	$1,163,216
1/31/22	$1,165,330	$1,140,459
2/28/22	$1,146,938	$1,127,833
3/31/22	$1,108,867	$1,091,693
4/30/22	$1,032,484	$1,017,144
5/31/22	$1,034,046	$1,017,196
6/30/22	$982,288	$971,447
7/31/22	$1,000,363	$990,096
8/31/22	$951,420	$940,683
9/30/22	$889,715	$885,487
10/31/22	$891,475	$884,228
11/30/22	$953,635	$933,533
12/31/22	$963,144	$945,749
1/31/23	$999,511	$978,693
2/28/23	$956,775	$939,607
3/31/23	$987,643	$974,694
4/30/23	$990,157	$977,478
5/31/23	$966,961	$951,169
6/30/23	$969,465	$953,630
7/31/23	$983,841	$965,825
8/31/23	$964,864	$946,790
9/30/23	$934,241	$915,502
10/31/23	$926,236	$907,125
11/30/23	$975,807	$957,184
12/31/23	$1,027,554	$999,851
1/31/24	$1,001,955	$976,953
2/29/24	$994,406	$965,382
3/31/24	$1,003,062	$967,740
4/30/24	$977,069	$942,679
5/31/24	$991,752	$952,112
6/30/24	$983,803	$947,301
7/31/24	$1,015,699	$977,170
8/31/24	$1,040,985	$1,007,784
9/30/24	$1,063,603	$1,027,964
10/31/24	$1,034,644	$985,590
11/30/24	$1,036,811	$983,314
12/31/24	$1,010,631	$957,625
1/31/25	$1,019,474	$963,299
2/28/25	$1,029,507	$971,066
3/31/25	$1,044,177	$981,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.10%	0.18%	0.43%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 682,957,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,799,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064133
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-2
Trading Symbol	PFUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Proceeds received from a class action litigation settlement contributed to performance.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably underweight exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,023,020	$1,021,682
5/31/15	$983,156	$990,806
6/30/15	$974,287	$991,656
7/31/15	$966,978	$990,271
8/31/15	$957,317	$993,783
9/30/15	$956,912	$998,018
10/31/15	$971,044	$1,001,224
11/30/15	$955,630	$973,406
12/31/15	$953,881	$985,460
1/31/16	$951,567	$990,368
2/29/16	$976,534	$1,024,924
3/31/16	$1,022,114	$1,066,864
4/30/16	$1,048,189	$1,088,579
5/31/16	$1,020,626	$1,062,631
6/30/16	$1,058,854	$1,103,152
7/31/16	$1,072,666	$1,112,246
8/31/16	$1,069,223	$1,103,269
9/30/16	$1,080,449	$1,114,476
10/31/16	$1,038,914	$1,065,991
11/30/16	$993,380	$1,009,819
12/31/16	$989,274	$1,000,111
1/31/17	$1,012,832	$1,018,895
2/28/17	$1,019,148	$1,021,841
3/31/17	$1,024,664	$1,024,927
4/30/17	$1,032,387	$1,039,521
5/31/17	$1,048,886	$1,062,258
6/30/17	$1,055,576	$1,061,282
7/31/17	$1,090,153	$1,089,747
8/31/17	$1,097,826	$1,101,399
9/30/17	$1,088,094	$1,087,554
10/31/17	$1,076,325	$1,079,407
11/30/17	$1,089,602	$1,102,315
12/31/17	$1,095,199	$1,105,271
1/31/18	$1,140,056	$1,138,810
2/28/18	$1,120,636	$1,129,165
3/31/18	$1,132,901	$1,145,318
4/30/18	$1,102,666	$1,119,350
5/31/18	$1,087,754	$1,098,417
6/30/18	$1,080,886	$1,090,745
7/31/18	$1,084,737	$1,086,780
8/31/18	$1,068,056	$1,083,387
9/30/18	$1,070,686	$1,071,778
10/31/18	$1,048,049	$1,056,901
11/30/18	$1,053,159	$1,058,102
12/31/18	$1,054,291	$1,081,548
1/31/19	$1,086,686	$1,101,710
2/28/19	$1,078,178	$1,090,211
3/31/19	$1,083,595	$1,097,974
4/30/19	$1,080,055	$1,091,274
5/31/19	$1,083,746	$1,102,649
6/30/19	$1,116,997	$1,135,508
7/31/19	$1,102,065	$1,127,388
8/31/19	$1,107,794	$1,145,269
9/30/19	$1,100,290	$1,128,962
10/31/19	$1,112,286	$1,139,785
11/30/19	$1,099,260	$1,124,333
12/31/19	$1,127,818	$1,136,572
1/31/20	$1,126,339	$1,145,180
2/29/20	$1,112,856	$1,142,860
3/31/20	$1,029,661	$1,106,093
4/30/20	$1,062,811	$1,128,698
5/31/20	$1,088,808	$1,132,061
6/30/20	$1,111,273	$1,143,529
7/31/20	$1,167,827	$1,194,345
8/31/20	$1,189,237	$1,197,759
9/30/20	$1,174,221	$1,190,830
10/31/20	$1,181,521	$1,196,314
11/30/20	$1,222,837	$1,224,816
12/31/20	$1,265,448	$1,251,440
1/31/21	$1,253,653	$1,238,610
2/28/21	$1,228,904	$1,214,592
3/31/21	$1,205,440	$1,185,230
4/30/21	$1,225,933	$1,204,405
5/31/21	$1,240,281	$1,220,760
6/30/21	$1,214,377	$1,196,138
7/31/21	$1,228,648	$1,214,153
8/31/21	$1,222,779	$1,206,708
9/30/21	$1,194,137	$1,177,100
10/31/21	$1,184,505	$1,172,506
11/30/21	$1,178,483	$1,164,086
12/31/21	$1,175,750	$1,163,216
1/31/22	$1,157,404	$1,140,459
2/28/22	$1,139,049	$1,127,833
3/31/22	$1,101,146	$1,091,693
4/30/22	$1,025,203	$1,017,144
5/31/22	$1,026,671	$1,017,196
6/30/22	$975,201	$971,447
7/31/22	$993,064	$990,096
8/31/22	$944,396	$940,683
9/30/22	$883,068	$885,487
10/31/22	$884,745	$884,228
11/30/22	$946,359	$933,533
12/31/22	$955,710	$945,749
1/31/23	$991,719	$978,693
2/28/23	$949,241	$939,607
3/31/23	$979,779	$974,694
4/30/23	$982,197	$977,478
5/31/23	$959,106	$951,169
6/30/23	$961,506	$953,630
7/31/23	$975,687	$965,825
8/31/23	$956,788	$946,790
9/30/23	$926,341	$915,502
10/31/23	$918,328	$907,125
11/30/23	$967,398	$957,184
12/31/23	$1,018,612	$999,851
1/31/24	$993,153	$976,953
2/29/24	$985,593	$965,382
3/31/24	$994,087	$967,740
4/30/24	$968,241	$942,679
5/31/24	$982,702	$952,112
6/30/24	$974,751	$947,301
7/31/24	$1,006,269	$977,170
8/31/24	$1,031,228	$1,007,784
9/30/24	$1,053,555	$1,027,964
10/31/24	$1,024,781	$985,590
11/30/24	$1,026,842	$983,314
12/31/24	$1,000,828	$957,625
1/31/25	$1,009,498	$963,299
2/28/25	$1,019,354	$971,066
3/31/25	$1,033,797	$981,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.99%	0.08%	0.33%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	1.46%	(2.35%)	(0.18%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 682,957,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,799,000
InvestmentCompanyPortfolioTurnover	646.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$682,957
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$1,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	84.0%
Japan	7.2%
Canada	5.7%
France	5.0%
United Kingdom	4.9%
Spain	4.6%
Cayman Islands	3.8%
Ireland	2.9%
Australia	2.7%
South Korea	2.4%
Saudi Arabia	2.4%
Other Countries	18.7%
Short-Term Instruments	0.3%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026594
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index
3/31/15	$9,775	$10,000
4/30/15	$9,719	$9,948
5/31/15	$9,683	$9,920
6/30/15	$9,679	$9,911
7/31/15	$9,706	$9,983
8/31/15	$9,711	$10,002
9/30/15	$9,790	$10,075
10/31/15	$9,869	$10,115
11/30/15	$9,957	$10,155
12/31/15	$10,063	$10,226
1/31/16	$10,138	$10,348
2/29/16	$10,144	$10,365
3/31/16	$10,222	$10,398
4/30/16	$10,321	$10,474
5/31/16	$10,367	$10,502
6/30/16	$10,548	$10,669
7/31/16	$10,564	$10,676
8/31/16	$10,590	$10,690
9/30/16	$10,564	$10,637
10/31/16	$10,451	$10,525
11/30/16	$9,983	$10,133
12/31/16	$10,062	$10,252
1/31/17	$10,150	$10,319
2/28/17	$10,218	$10,391
3/31/17	$10,246	$10,414
4/30/17	$10,347	$10,489
5/31/17	$10,493	$10,656
6/30/17	$10,491	$10,617
7/31/17	$10,561	$10,703
8/31/17	$10,675	$10,785
9/30/17	$10,661	$10,730
10/31/17	$10,677	$10,756
11/30/17	$10,652	$10,699
12/31/17	$10,780	$10,810
1/31/18	$10,699	$10,683
2/28/18	$10,652	$10,651
3/31/18	$10,705	$10,691
4/30/18	$10,690	$10,652
5/31/18	$10,842	$10,774
6/30/18	$10,852	$10,784
7/31/18	$10,893	$10,810
8/31/18	$10,905	$10,837
9/30/18	$10,844	$10,767
10/31/18	$10,741	$10,701
11/30/18	$10,797	$10,819
12/31/18	$10,895	$10,949
1/31/19	$10,958	$11,032
2/28/19	$11,023	$11,091
3/31/19	$11,223	$11,266
4/30/19	$11,299	$11,308
5/31/19	$11,443	$11,464
6/30/19	$11,471	$11,507
7/31/19	$11,544	$11,599
8/31/19	$11,757	$11,782
9/30/19	$11,690	$11,688
10/31/19	$11,693	$11,709
11/30/19	$11,721	$11,738
12/31/19	$11,770	$11,774
1/31/20	$11,970	$11,986
2/29/20	$12,146	$12,140
3/31/20	$11,632	$11,700
4/30/20	$11,421	$11,553
5/31/20	$11,759	$11,920
6/30/20	$11,969	$12,019
7/31/20	$12,179	$12,221
8/31/20	$12,115	$12,164
9/30/20	$12,088	$12,166
10/31/20	$12,050	$12,130
11/30/20	$12,295	$12,313
12/31/20	$12,423	$12,388
1/31/21	$12,535	$12,467
2/28/21	$12,317	$12,269
3/31/21	$12,383	$12,344
4/30/21	$12,523	$12,448
5/31/21	$12,600	$12,485
6/30/21	$12,664	$12,519
7/31/21	$12,766	$12,623
8/31/21	$12,699	$12,577
9/30/21	$12,585	$12,486
10/31/21	$12,554	$12,449
11/30/21	$12,681	$12,555
12/31/21	$12,701	$12,576
1/31/22	$12,378	$12,231
2/28/22	$12,276	$12,188
3/31/22	$11,860	$11,793
4/30/22	$11,495	$11,466
5/31/22	$11,592	$11,637
6/30/22	$11,348	$11,446
7/31/22	$11,643	$11,749
8/31/22	$11,412	$11,491
9/30/22	$10,962	$11,050
10/31/22	$10,805	$10,958
11/30/22	$11,330	$11,471
12/31/22	$11,315	$11,504
1/31/23	$11,656	$11,834
2/28/23	$11,403	$11,566
3/31/23	$11,600	$11,823
4/30/23	$11,656	$11,796
5/31/23	$11,601	$11,694
6/30/23	$11,713	$11,811
7/31/23	$11,757	$11,858
8/31/23	$11,641	$11,687
9/30/23	$11,348	$11,344
10/31/23	$11,166	$11,248
11/30/23	$11,907	$11,962
12/31/23	$12,227	$12,240
1/31/24	$12,238	$12,177
2/29/24	$12,276	$12,193
3/31/24	$12,302	$12,193
4/30/24	$12,173	$12,042
5/31/24	$12,227	$12,006
6/30/24	$12,394	$12,190
7/31/24	$12,485	$12,301
8/31/24	$12,579	$12,398
9/30/24	$12,708	$12,521
10/31/24	$12,548	$12,338
11/30/24	$12,746	$12,552
12/31/24	$12,543	$12,369
1/31/25	$12,593	$12,431
2/28/25	$12,749	$12,554
3/31/25	$12,528	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.83%	1.49%	2.51%
Class A (including sales charge)	(0.46%)	1.03%	2.28%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,817,179,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 6,212,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026596
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	1.25%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index
3/31/15	$10,000	$10,000
4/30/15	$9,939	$9,948
5/31/15	$9,898	$9,920
6/30/15	$9,889	$9,911
7/31/15	$9,913	$9,983
8/31/15	$9,914	$10,002
9/30/15	$9,990	$10,075
10/31/15	$10,067	$10,115
11/30/15	$10,152	$10,155
12/31/15	$10,256	$10,226
1/31/16	$10,329	$10,348
2/29/16	$10,331	$10,365
3/31/16	$10,405	$10,398
4/30/16	$10,501	$10,474
5/31/16	$10,544	$10,502
6/30/16	$10,724	$10,669
7/31/16	$10,736	$10,676
8/31/16	$10,758	$10,690
9/30/16	$10,727	$10,637
10/31/16	$10,607	$10,525
11/30/16	$10,128	$10,133
12/31/16	$10,204	$10,252
1/31/17	$10,289	$10,319
2/28/17	$10,354	$10,391
3/31/17	$10,378	$10,414
4/30/17	$10,476	$10,489
5/31/17	$10,619	$10,656
6/30/17	$10,613	$10,617
7/31/17	$10,679	$10,703
8/31/17	$10,790	$10,785
9/30/17	$10,771	$10,730
10/31/17	$10,783	$10,756
11/30/17	$10,753	$10,699
12/31/17	$10,877	$10,810
1/31/18	$10,791	$10,683
2/28/18	$10,740	$10,651
3/31/18	$10,789	$10,691
4/30/18	$10,769	$10,652
5/31/18	$10,917	$10,774
6/30/18	$10,923	$10,784
7/31/18	$10,960	$10,810
8/31/18	$10,967	$10,837
9/30/18	$10,902	$10,767
10/31/18	$10,794	$10,701
11/30/18	$10,845	$10,819
12/31/18	$10,938	$10,949
1/31/19	$10,998	$11,032
2/28/19	$11,058	$11,091
3/31/19	$11,255	$11,266
4/30/19	$11,326	$11,308
5/31/19	$11,466	$11,464
6/30/19	$11,489	$11,507
7/31/19	$11,557	$11,599
8/31/19	$11,765	$11,782
9/30/19	$11,694	$11,688
10/31/19	$11,692	$11,709
11/30/19	$11,714	$11,738
12/31/19	$11,759	$11,774
1/31/20	$11,954	$11,986
2/29/20	$12,125	$12,140
3/31/20	$11,607	$11,700
4/30/20	$11,392	$11,553
5/31/20	$11,724	$11,920
6/30/20	$11,928	$12,019
7/31/20	$12,132	$12,221
8/31/20	$12,063	$12,164
9/30/20	$12,032	$12,166
10/31/20	$11,989	$12,130
11/30/20	$12,228	$12,313
12/31/20	$12,349	$12,388
1/31/21	$12,455	$12,467
2/28/21	$12,234	$12,269
3/31/21	$12,295	$12,344
4/30/21	$12,428	$12,448
5/31/21	$12,499	$12,485
6/30/21	$12,558	$12,519
7/31/21	$12,653	$12,623
8/31/21	$12,581	$12,577
9/30/21	$12,463	$12,486
10/31/21	$12,428	$12,449
11/30/21	$12,548	$12,555
12/31/21	$12,562	$12,576
1/31/22	$12,238	$12,231
2/28/22	$12,133	$12,188
3/31/22	$11,716	$11,793
4/30/22	$11,351	$11,466
5/31/22	$11,442	$11,637
6/30/22	$11,197	$11,446
7/31/22	$11,482	$11,749
8/31/22	$11,250	$11,491
9/30/22	$10,802	$11,050
10/31/22	$10,643	$10,958
11/30/22	$11,155	$11,471
12/31/22	$11,136	$11,504
1/31/23	$11,467	$11,834
2/28/23	$11,213	$11,566
3/31/23	$11,403	$11,823
4/30/23	$11,453	$11,796
5/31/23	$11,394	$11,694
6/30/23	$11,499	$11,811
7/31/23	$11,538	$11,858
8/31/23	$11,419	$11,687
9/30/23	$11,126	$11,344
10/31/23	$10,944	$11,248
11/30/23	$11,665	$11,962
12/31/23	$11,974	$12,240
1/31/24	$11,980	$12,177
2/29/24	$12,012	$12,193
3/31/24	$12,033	$12,193
4/30/24	$11,901	$12,042
5/31/24	$11,949	$12,006
6/30/24	$12,107	$12,190
7/31/24	$12,191	$12,301
8/31/24	$12,277	$12,398
9/30/24	$12,398	$12,521
10/31/24	$12,237	$12,338
11/30/24	$12,425	$12,552
12/31/24	$12,222	$12,369
1/31/25	$12,265	$12,431
2/28/25	$12,413	$12,554
3/31/25	$12,192	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.33%	0.99%	2.00%
Class C (including sales charge)	0.34%	0.99%	2.00%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,817,179,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 6,212,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000203303
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-3
Trading Symbol	PMUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Municipal Bond Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,436	$994,753
5/31/15	$990,895	$992,005
6/30/15	$990,539	$991,101
7/31/15	$993,515	$998,280
8/31/15	$994,089	$1,000,240
9/30/15	$1,002,282	$1,007,486
10/31/15	$1,010,571	$1,011,492
11/30/15	$1,019,671	$1,015,513
12/31/15	$1,030,707	$1,022,648
1/31/16	$1,038,550	$1,034,850
2/29/16	$1,039,312	$1,036,478
3/31/16	$1,047,386	$1,039,761
4/30/16	$1,057,661	$1,047,406
5/31/16	$1,062,506	$1,050,239
6/30/16	$1,081,265	$1,066,947
7/31/16	$1,083,044	$1,067,598
8/31/16	$1,085,847	$1,069,039
9/30/16	$1,083,340	$1,063,703
10/31/16	$1,071,854	$1,052,544
11/30/16	$1,024,029	$1,013,289
12/31/16	$1,032,295	$1,025,185
1/31/17	$1,041,410	$1,031,944
2/28/17	$1,048,532	$1,039,109
3/31/17	$1,051,593	$1,041,365
4/30/17	$1,062,076	$1,048,921
5/31/17	$1,077,166	$1,065,568
6/30/17	$1,077,171	$1,061,747
7/31/17	$1,084,456	$1,070,337
8/31/17	$1,096,286	$1,078,482
9/30/17	$1,094,976	$1,072,999
10/31/17	$1,096,833	$1,075,618
11/30/17	$1,094,402	$1,069,859
12/31/17	$1,107,646	$1,081,041
1/31/18	$1,099,483	$1,068,314
2/28/18	$1,094,830	$1,065,122
3/31/18	$1,100,418	$1,069,053
4/30/18	$1,098,967	$1,065,238
5/31/18	$1,114,751	$1,077,436
6/30/18	$1,115,986	$1,078,356
7/31/18	$1,120,376	$1,080,972
8/31/18	$1,121,773	$1,083,748
9/30/18	$1,115,612	$1,076,732
10/31/18	$1,105,185	$1,070,102
11/30/18	$1,111,082	$1,081,946
12/31/18	$1,121,235	$1,094,900
1/31/19	$1,127,934	$1,103,177
2/28/19	$1,134,721	$1,109,084
3/31/19	$1,155,506	$1,126,616
4/30/19	$1,163,439	$1,130,850
5/31/19	$1,178,507	$1,146,440
6/30/19	$1,181,435	$1,150,673
7/31/19	$1,189,163	$1,159,947
8/31/19	$1,211,249	$1,178,243
9/30/19	$1,204,510	$1,168,798
10/31/19	$1,205,000	$1,170,893
11/30/19	$1,207,993	$1,173,821
12/31/19	$1,213,218	$1,177,405
1/31/20	$1,234,058	$1,198,559
2/29/20	$1,252,348	$1,214,015
3/31/20	$1,199,537	$1,169,979
4/30/20	$1,177,930	$1,155,296
5/31/20	$1,212,936	$1,192,047
6/30/20	$1,234,719	$1,201,858
7/31/20	$1,256,541	$1,222,100
8/31/20	$1,250,098	$1,216,366
9/30/20	$1,247,537	$1,216,624
10/31/20	$1,243,779	$1,212,970
11/30/20	$1,269,234	$1,231,274
12/31/20	$1,282,642	$1,238,775
1/31/21	$1,294,302	$1,246,669
2/28/21	$1,271,949	$1,226,861
3/31/21	$1,278,972	$1,234,427
4/30/21	$1,293,601	$1,244,781
5/31/21	$1,301,683	$1,248,495
6/30/21	$1,308,541	$1,251,923
7/31/21	$1,319,201	$1,262,306
8/31/21	$1,312,420	$1,257,674
9/30/21	$1,300,813	$1,248,597
10/31/21	$1,297,826	$1,244,947
11/30/21	$1,311,100	$1,255,545
12/31/21	$1,313,289	$1,257,570
1/31/22	$1,280,066	$1,223,147
2/28/22	$1,269,727	$1,218,765
3/31/22	$1,226,821	$1,179,256
4/30/22	$1,189,294	$1,146,639
5/31/22	$1,199,448	$1,163,672
6/30/22	$1,174,376	$1,144,613
7/31/22	$1,204,995	$1,174,856
8/31/22	$1,181,290	$1,149,107
9/30/22	$1,134,947	$1,105,003
10/31/22	$1,118,827	$1,095,814
11/30/22	$1,173,293	$1,147,069
12/31/22	$1,171,899	$1,150,353
1/31/23	$1,207,368	$1,183,397
2/28/23	$1,181,302	$1,156,638
3/31/23	$1,201,960	$1,182,301
4/30/23	$1,207,848	$1,179,600
5/31/23	$1,202,327	$1,169,378
6/30/23	$1,214,079	$1,181,092
7/31/23	$1,218,854	$1,185,764
8/31/23	$1,206,947	$1,168,693
9/30/23	$1,176,700	$1,134,441
10/31/23	$1,158,074	$1,124,787
11/30/23	$1,235,017	$1,196,190
12/31/23	$1,268,425	$1,223,991
1/31/24	$1,269,695	$1,217,740
2/29/24	$1,273,824	$1,219,304
3/31/24	$1,276,702	$1,219,266
4/30/24	$1,263,400	$1,204,165
5/31/24	$1,269,247	$1,200,633
6/30/24	$1,286,716	$1,219,036
7/31/24	$1,296,330	$1,230,147
8/31/24	$1,306,281	$1,239,849
9/30/24	$1,319,852	$1,252,103
10/31/24	$1,303,429	$1,233,846
11/30/24	$1,324,131	$1,255,160
12/31/24	$1,303,275	$1,236,886
1/31/25	$1,308,618	$1,243,085
2/28/25	$1,325,013	$1,255,411
3/31/25	$1,302,182	$1,234,135

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	2.00%	1.66%	2.68%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,817,179,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 6,212,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026592
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,559	$994,753
5/31/15	$991,144	$992,005
6/30/15	$990,910	$991,101
7/31/15	$994,013	$998,280
8/31/15	$994,714	$1,000,240
9/30/15	$1,003,035	$1,007,486
10/31/15	$1,011,458	$1,011,492
11/30/15	$1,020,691	$1,015,513
12/31/15	$1,031,869	$1,022,648
1/31/16	$1,039,852	$1,034,850
2/29/16	$1,040,739	$1,036,478
3/31/16	$1,048,956	$1,039,761
4/30/16	$1,059,376	$1,047,406
5/31/16	$1,064,364	$1,050,239
6/30/16	$1,083,287	$1,066,947
7/31/16	$1,085,208	$1,067,598
8/31/16	$1,088,154	$1,069,039
9/30/16	$1,085,775	$1,063,703
10/31/16	$1,074,400	$1,052,544
11/30/16	$1,026,590	$1,013,289
12/31/16	$1,035,008	$1,025,185
1/31/17	$1,044,280	$1,031,944
2/28/17	$1,051,541	$1,039,109
3/31/17	$1,054,745	$1,041,365
4/30/17	$1,065,389	$1,048,921
5/31/17	$1,080,663	$1,065,568
6/30/17	$1,080,801	$1,061,747
7/31/17	$1,088,249	$1,070,337
8/31/17	$1,100,259	$1,078,482
9/30/17	$1,099,081	$1,072,999
10/31/17	$1,101,084	$1,075,618
11/30/17	$1,098,780	$1,069,859
12/31/17	$1,112,218	$1,081,041
1/31/18	$1,104,163	$1,068,314
2/28/18	$1,099,616	$1,065,122
3/31/18	$1,105,369	$1,069,053
4/30/18	$1,104,047	$1,065,238
5/31/18	$1,120,046	$1,077,436
6/30/18	$1,121,424	$1,078,356
7/31/18	$1,125,978	$1,080,972
8/31/18	$1,127,526	$1,083,748
9/30/18	$1,121,472	$1,076,732
10/31/18	$1,111,131	$1,070,102
11/30/18	$1,117,197	$1,081,946
12/31/18	$1,127,549	$1,094,900
1/31/19	$1,134,430	$1,103,177
2/28/19	$1,141,386	$1,109,084
3/31/19	$1,162,440	$1,126,616
4/30/19	$1,170,563	$1,130,850
5/31/19	$1,185,874	$1,146,440
6/30/19	$1,188,966	$1,150,673
7/31/19	$1,196,895	$1,159,947
8/31/19	$1,219,279	$1,178,243
9/30/19	$1,212,645	$1,168,798
10/31/19	$1,213,292	$1,170,893
11/30/19	$1,216,455	$1,173,821
12/31/19	$1,221,872	$1,177,405
1/31/20	$1,243,018	$1,198,559
2/29/20	$1,261,588	$1,214,015
3/31/20	$1,208,540	$1,169,979
4/30/20	$1,186,919	$1,155,296
5/31/20	$1,222,345	$1,192,047
6/30/20	$1,244,449	$1,201,858
7/31/20	$1,266,602	$1,222,100
8/31/20	$1,260,269	$1,216,366
9/30/20	$1,257,841	$1,216,624
10/31/20	$1,254,212	$1,212,970
11/30/20	$1,280,035	$1,231,274
12/31/20	$1,293,722	$1,238,775
1/31/21	$1,305,648	$1,246,669
2/28/21	$1,283,249	$1,226,861
3/31/21	$1,290,498	$1,234,427
4/30/21	$1,305,419	$1,244,781
5/31/21	$1,313,741	$1,248,495
6/30/21	$1,320,826	$1,251,923
7/31/21	$1,331,749	$1,262,306
8/31/21	$1,325,097	$1,257,674
9/30/21	$1,313,545	$1,248,597
10/31/21	$1,310,725	$1,244,947
11/30/21	$1,324,305	$1,255,545
12/31/21	$1,326,709	$1,257,570
1/31/22	$1,293,321	$1,223,147
2/28/22	$1,283,011	$1,218,765
3/31/22	$1,239,816	$1,179,256
4/30/22	$1,202,047	$1,146,639
5/31/22	$1,212,448	$1,163,672
6/30/22	$1,187,259	$1,144,613
7/31/22	$1,218,367	$1,174,856
8/31/22	$1,194,549	$1,149,107
9/30/22	$1,147,827	$1,105,003
10/31/22	$1,131,660	$1,095,814
11/30/22	$1,186,889	$1,147,069
12/31/22	$1,185,640	$1,150,353
1/31/23	$1,221,669	$1,183,397
2/28/23	$1,195,434	$1,156,638
3/31/23	$1,216,502	$1,182,301
4/30/23	$1,222,600	$1,179,600
5/31/23	$1,217,163	$1,169,378
6/30/23	$1,229,219	$1,181,092
7/31/23	$1,234,197	$1,185,764
8/31/23	$1,222,295	$1,168,693
9/30/23	$1,191,815	$1,134,441
10/31/23	$1,173,093	$1,124,787
11/30/23	$1,251,172	$1,196,190
12/31/23	$1,285,183	$1,223,991
1/31/24	$1,286,665	$1,217,740
2/29/24	$1,291,001	$1,219,304
3/31/24	$1,294,082	$1,219,266
4/30/24	$1,280,758	$1,204,165
5/31/24	$1,286,856	$1,200,633
6/30/24	$1,304,714	$1,219,036
7/31/24	$1,314,630	$1,230,147
8/31/24	$1,324,900	$1,239,849
9/30/24	$1,338,817	$1,252,103
10/31/24	$1,322,327	$1,233,846
11/30/24	$1,343,505	$1,255,160
12/31/24	$1,322,514	$1,236,886
1/31/25	$1,328,107	$1,243,085
2/28/25	$1,344,901	$1,255,411
3/31/25	$1,321,883	$1,234,135

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.15%	1.81%	2.83%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,817,179,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 6,212,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064145
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,478	$994,753
5/31/15	$990,980	$992,005
6/30/15	$990,665	$991,101
7/31/15	$993,677	$998,280
8/31/15	$994,299	$1,000,240
9/30/15	$1,002,536	$1,007,486
10/31/15	$1,010,867	$1,011,492
11/30/15	$1,020,013	$1,015,513
12/31/15	$1,031,088	$1,022,648
1/31/16	$1,038,987	$1,034,850
2/29/16	$1,039,790	$1,036,478
3/31/16	$1,047,913	$1,039,761
4/30/16	$1,058,234	$1,047,406
5/31/16	$1,063,130	$1,050,239
6/30/16	$1,081,943	$1,066,947
7/31/16	$1,083,770	$1,067,598
8/31/16	$1,086,621	$1,069,039
9/30/16	$1,084,150	$1,063,703
10/31/16	$1,072,707	$1,052,544
11/30/16	$1,024,860	$1,013,289
12/31/16	$1,033,169	$1,025,185
1/31/17	$1,042,343	$1,031,944
2/28/17	$1,049,512	$1,039,109
3/31/17	$1,052,615	$1,041,365
4/30/17	$1,063,157	$1,048,921
5/31/17	$1,078,308	$1,065,568
6/30/17	$1,078,352	$1,061,747
7/31/17	$1,085,697	$1,070,337
8/31/17	$1,097,586	$1,078,482
9/30/17	$1,096,317	$1,072,999
10/31/17	$1,098,226	$1,075,618
11/30/17	$1,095,837	$1,069,859
12/31/17	$1,109,143	$1,081,041
1/31/18	$1,101,019	$1,068,314
2/28/18	$1,096,400	$1,065,122
3/31/18	$1,102,039	$1,069,053
4/30/18	$1,100,634	$1,065,238
5/31/18	$1,116,487	$1,077,436
6/30/18	$1,117,768	$1,078,356
7/31/18	$1,122,215	$1,080,972
8/31/18	$1,123,653	$1,083,748
9/30/18	$1,117,537	$1,076,732
10/31/18	$1,107,139	$1,070,102
11/30/18	$1,113,086	$1,081,946
12/31/18	$1,123,306	$1,094,900
1/31/19	$1,130,067	$1,103,177
2/28/19	$1,136,912	$1,109,084
3/31/19	$1,157,786	$1,126,616
4/30/19	$1,165,782	$1,130,850
5/31/19	$1,180,929	$1,146,440
6/30/19	$1,183,918	$1,150,673
7/31/19	$1,191,714	$1,159,947
8/31/19	$1,213,892	$1,178,243
9/30/19	$1,207,195	$1,168,798
10/31/19	$1,207,737	$1,170,893
11/30/19	$1,210,784	$1,173,821
12/31/19	$1,216,073	$1,177,405
1/31/20	$1,237,011	$1,198,559
2/29/20	$1,255,397	$1,214,015
3/31/20	$1,202,511	$1,169,979
4/30/20	$1,180,902	$1,155,296
5/31/20	$1,216,049	$1,192,047
6/30/20	$1,237,937	$1,201,858
7/31/20	$1,259,861	$1,222,100
8/31/20	$1,253,464	$1,216,366
9/30/20	$1,250,947	$1,216,624
10/31/20	$1,247,228	$1,212,970
11/30/20	$1,272,808	$1,231,274
12/31/20	$1,286,298	$1,238,775
1/31/21	$1,298,057	$1,246,669
2/28/21	$1,275,687	$1,226,861
3/31/21	$1,282,784	$1,234,427
4/30/21	$1,297,502	$1,244,781
5/31/21	$1,305,668	$1,248,495
6/30/21	$1,312,602	$1,251,923
7/31/21	$1,323,343	$1,262,306
8/31/21	$1,316,624	$1,257,674
9/30/21	$1,305,038	$1,248,597
10/31/21	$1,302,127	$1,244,947
11/30/21	$1,315,510	$1,255,545
12/31/21	$1,317,779	$1,257,570
1/31/22	$1,284,512	$1,223,147
2/28/22	$1,274,174	$1,218,765
3/31/22	$1,231,170	$1,179,256
4/30/22	$1,193,560	$1,146,639
5/31/22	$1,203,793	$1,163,672
6/30/22	$1,178,687	$1,144,613
7/31/22	$1,209,471	$1,174,856
8/31/22	$1,185,725	$1,149,107
9/30/22	$1,139,245	$1,105,003
10/31/22	$1,123,109	$1,095,814
11/30/22	$1,177,825	$1,147,069
12/31/22	$1,176,480	$1,150,353
1/31/23	$1,212,136	$1,183,397
2/28/23	$1,186,015	$1,156,638
3/31/23	$1,206,808	$1,182,301
4/30/23	$1,212,765	$1,179,600
5/31/23	$1,207,270	$1,169,378
6/30/23	$1,219,121	$1,181,092
7/31/23	$1,223,962	$1,185,764
8/31/23	$1,212,056	$1,168,693
9/30/23	$1,181,729	$1,134,441
10/31/23	$1,163,069	$1,124,787
11/30/23	$1,240,382	$1,196,190
12/31/23	$1,273,990	$1,223,991
1/31/24	$1,275,355	$1,217,740
2/29/24	$1,279,550	$1,219,304
3/31/24	$1,282,496	$1,219,266
4/30/24	$1,269,186	$1,204,165
5/31/24	$1,275,115	$1,200,633
6/30/24	$1,292,713	$1,219,036
7/31/24	$1,302,427	$1,230,147
8/31/24	$1,312,484	$1,239,849
9/30/24	$1,326,169	$1,252,103
10/31/24	$1,309,723	$1,233,846
11/30/24	$1,330,588	$1,255,160
12/31/24	$1,309,687	$1,236,886
1/31/25	$1,315,111	$1,243,085
2/28/25	$1,331,639	$1,255,411
3/31/25	$1,308,747	$1,234,135

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.05%	1.71%	2.73%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,817,179,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 6,212,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,817,179
# of Portfolio Holdings	676
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$6,212
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	15.3%
Local or Guaranteed Housing	11.9%
Port, Airport & Marina Revenue	10.4%
Ad Valorem Property Tax	8.7%
Electric Power & Light Revenue	5.1%
Income Tax Revenue	4.9%
Natural Gas Revenue	4.9%
Water Revenue	4.9%
Industrial Revenue	4.0%
U.S. Government Agencies	3.3%
Miscellaneous Revenue	3.2%
Other Investments	19.5%
Short-Term Instruments	0.6%
Affiliated Investments	7.4%
Other Assets and Liabilities, Net	(4.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114203
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,715	$9,948	$9,963
5/31/15	$9,682	$9,920	$9,935
6/30/15	$9,676	$9,911	$9,934
7/31/15	$9,730	$9,983	$9,994
8/31/15	$9,745	$10,002	$10,013
9/30/15	$9,800	$10,075	$10,084
10/31/15	$9,864	$10,115	$10,123
11/30/15	$9,918	$10,155	$10,144
12/31/15	$10,006	$10,226	$10,197
1/31/16	$10,106	$10,348	$10,318
2/29/16	$10,120	$10,365	$10,336
3/31/16	$10,143	$10,398	$10,346
4/30/16	$10,225	$10,474	$10,408
5/31/16	$10,221	$10,502	$10,413
6/30/16	$10,390	$10,669	$10,542
7/31/16	$10,387	$10,676	$10,556
8/31/16	$10,411	$10,690	$10,560
9/30/16	$10,380	$10,637	$10,522
10/31/16	$10,278	$10,525	$10,436
11/30/16	$9,880	$10,133	$10,100
12/31/16	$9,947	$10,252	$10,198
1/31/17	$10,012	$10,319	$10,270
2/28/17	$10,060	$10,391	$10,338
3/31/17	$10,088	$10,414	$10,356
4/30/17	$10,173	$10,489	$10,430
5/31/17	$10,297	$10,656	$10,566
6/30/17	$10,278	$10,617	$10,526
7/31/17	$10,353	$10,703	$10,603
8/31/17	$10,450	$10,785	$10,673
9/30/17	$10,411	$10,730	$10,624
10/31/17	$10,430	$10,756	$10,639
11/30/17	$10,380	$10,699	$10,552
12/31/17	$10,439	$10,810	$10,640
1/31/18	$10,359	$10,683	$10,547
2/28/18	$10,320	$10,651	$10,520
3/31/18	$10,330	$10,691	$10,543
4/30/18	$10,309	$10,652	$10,515
5/31/18	$10,389	$10,774	$10,613
6/30/18	$10,400	$10,784	$10,632
7/31/18	$10,430	$10,810	$10,666
8/31/18	$10,452	$10,837	$10,685
9/30/18	$10,391	$10,767	$10,626
10/31/18	$10,331	$10,701	$10,582
11/30/18	$10,424	$10,819	$10,690
12/31/18	$10,514	$10,949	$10,808
1/31/19	$10,615	$11,032	$10,899
2/28/19	$10,677	$11,091	$10,952
3/31/19	$10,799	$11,266	$11,080
4/30/19	$10,840	$11,308	$11,102
5/31/19	$10,972	$11,464	$11,237
6/30/19	$11,012	$11,507	$11,283
7/31/19	$11,092	$11,599	$11,372
8/31/19	$11,224	$11,782	$11,504
9/30/19	$11,139	$11,688	$11,411
10/31/19	$11,146	$11,709	$11,441
11/30/19	$11,165	$11,738	$11,467
12/31/19	$11,203	$11,774	$11,504
1/31/20	$11,365	$11,986	$11,680
2/29/20	$11,475	$12,140	$11,790
3/31/20	$11,013	$11,700	$11,446
4/30/20	$10,906	$11,553	$11,365
5/31/20	$11,214	$11,920	$11,687
6/30/20	$11,346	$12,019	$11,755
7/31/20	$11,509	$12,221	$11,919
8/31/20	$11,493	$12,164	$11,880
9/30/20	$11,478	$12,166	$11,889
10/31/20	$11,452	$12,130	$11,859
11/30/20	$11,594	$12,313	$11,991
12/31/20	$11,674	$12,388	$12,048
1/31/21	$11,739	$12,467	$12,105
2/28/21	$11,576	$12,269	$11,953
3/31/21	$11,621	$12,344	$12,009
4/30/21	$11,710	$12,448	$12,084
5/31/21	$11,734	$12,485	$12,102
6/30/21	$11,759	$12,519	$12,117
7/31/21	$11,837	$12,623	$12,205
8/31/21	$11,797	$12,577	$12,180
9/30/21	$11,705	$12,486	$12,106
10/31/21	$11,676	$12,449	$12,070
11/30/21	$11,733	$12,555	$12,135
12/31/21	$11,743	$12,576	$12,152
1/31/22	$11,467	$12,231	$11,855
2/28/22	$11,407	$12,188	$11,818
3/31/22	$11,110	$11,793	$11,504
4/30/22	$10,868	$11,466	$11,263
5/31/22	$10,991	$11,637	$11,421
6/30/22	$10,868	$11,446	$11,325
7/31/22	$11,111	$11,749	$11,578
8/31/22	$10,925	$11,491	$11,378
9/30/22	$10,653	$11,050	$11,033
10/31/22	$10,566	$10,958	$10,991
11/30/22	$10,980	$11,471	$11,376
12/31/22	$10,996	$11,504	$11,429
1/31/23	$11,281	$11,834	$11,686
2/28/23	$11,078	$11,566	$11,466
3/31/23	$11,271	$11,823	$11,689
4/30/23	$11,275	$11,796	$11,656
5/31/23	$11,204	$11,694	$11,553
6/30/23	$11,279	$11,811	$11,641
7/31/23	$11,317	$11,858	$11,686
8/31/23	$11,235	$11,687	$11,569
9/30/23	$10,988	$11,344	$11,309
10/31/23	$10,884	$11,248	$11,262
11/30/23	$11,441	$11,962	$11,806
12/31/23	$11,720	$12,240	$12,030
1/31/24	$11,717	$12,177	$11,984
2/29/24	$11,761	$12,193	$11,996
3/31/24	$11,784	$12,193	$11,995
4/30/24	$11,671	$12,042	$11,872
5/31/24	$11,662	$12,006	$11,801
6/30/24	$11,807	$12,190	$11,954
7/31/24	$11,897	$12,301	$12,060
8/31/24	$11,980	$12,398	$12,167
9/30/24	$12,092	$12,521	$12,266
10/31/24	$11,917	$12,338	$12,110
11/30/24	$12,076	$12,552	$12,259
12/31/24	$11,934	$12,369	$12,136
1/31/25	$11,999	$12,431	$12,219
2/28/25	$12,135	$12,554	$12,338
3/31/25	$11,966	$12,341	$12,183

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.55%	1.67%	2.04%
Class A (including sales charge)	(0.74%)	1.22%	1.81%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 928,467,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,707,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114204
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.30%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,934	$9,948	$9,963
5/31/15	$9,896	$9,920	$9,935
6/30/15	$9,887	$9,911	$9,934
7/31/15	$9,937	$9,983	$9,994
8/31/15	$9,948	$10,002	$10,013
9/30/15	$10,000	$10,075	$10,084
10/31/15	$10,061	$10,115	$10,123
11/30/15	$10,113	$10,155	$10,144
12/31/15	$10,198	$10,226	$10,197
1/31/16	$10,296	$10,348	$10,318
2/29/16	$10,306	$10,365	$10,336
3/31/16	$10,325	$10,398	$10,346
4/30/16	$10,404	$10,474	$10,408
5/31/16	$10,395	$10,502	$10,413
6/30/16	$10,563	$10,669	$10,542
7/31/16	$10,555	$10,676	$10,556
8/31/16	$10,576	$10,690	$10,560
9/30/16	$10,539	$10,637	$10,522
10/31/16	$10,432	$10,525	$10,436
11/30/16	$10,024	$10,133	$10,100
12/31/16	$10,087	$10,252	$10,198
1/31/17	$10,149	$10,319	$10,270
2/28/17	$10,194	$10,391	$10,338
3/31/17	$10,218	$10,414	$10,356
4/30/17	$10,299	$10,489	$10,430
5/31/17	$10,421	$10,656	$10,566
6/30/17	$10,397	$10,617	$10,526
7/31/17	$10,469	$10,703	$10,603
8/31/17	$10,563	$10,785	$10,673
9/30/17	$10,519	$10,730	$10,624
10/31/17	$10,533	$10,756	$10,639
11/30/17	$10,478	$10,699	$10,552
12/31/17	$10,533	$10,810	$10,640
1/31/18	$10,448	$10,683	$10,547
2/28/18	$10,405	$10,651	$10,520
3/31/18	$10,411	$10,691	$10,543
4/30/18	$10,386	$10,652	$10,515
5/31/18	$10,461	$10,774	$10,613
6/30/18	$10,468	$10,784	$10,632
7/31/18	$10,494	$10,810	$10,666
8/31/18	$10,511	$10,837	$10,685
9/30/18	$10,446	$10,767	$10,626
10/31/18	$10,381	$10,701	$10,582
11/30/18	$10,470	$10,819	$10,690
12/31/18	$10,557	$10,949	$10,808
1/31/19	$10,653	$11,032	$10,899
2/28/19	$10,711	$11,091	$10,952
3/31/19	$10,829	$11,266	$11,080
4/30/19	$10,865	$11,308	$11,102
5/31/19	$10,994	$11,464	$11,237
6/30/19	$11,029	$11,507	$11,283
7/31/19	$11,105	$11,599	$11,372
8/31/19	$11,232	$11,782	$11,504
9/30/19	$11,142	$11,688	$11,411
10/31/19	$11,145	$11,709	$11,441
11/30/19	$11,159	$11,738	$11,467
12/31/19	$11,192	$11,774	$11,504
1/31/20	$11,349	$11,986	$11,680
2/29/20	$11,454	$12,140	$11,790
3/31/20	$10,989	$11,700	$11,446
4/30/20	$10,878	$11,553	$11,365
5/31/20	$11,180	$11,920	$11,687
6/30/20	$11,307	$12,019	$11,755
7/31/20	$11,465	$12,221	$11,919
8/31/20	$11,444	$12,164	$11,880
9/30/20	$11,424	$12,166	$11,889
10/31/20	$11,394	$12,130	$11,859
11/30/20	$11,530	$12,313	$11,991
12/31/20	$11,604	$12,388	$12,048
1/31/21	$11,665	$12,467	$12,105
2/28/21	$11,498	$12,269	$11,953
3/31/21	$11,538	$12,344	$12,009
4/30/21	$11,621	$12,448	$12,084
5/31/21	$11,640	$12,485	$12,102
6/30/21	$11,661	$12,519	$12,117
7/31/21	$11,732	$12,623	$12,205
8/31/21	$11,688	$12,577	$12,180
9/30/21	$11,592	$12,486	$12,106
10/31/21	$11,559	$12,449	$12,070
11/30/21	$11,610	$12,555	$12,135
12/31/21	$11,615	$12,576	$12,152
1/31/22	$11,337	$12,231	$11,855
2/28/22	$11,274	$12,188	$11,818
3/31/22	$10,976	$11,793	$11,504
4/30/22	$10,732	$11,466	$11,263
5/31/22	$10,848	$11,637	$11,421
6/30/22	$10,723	$11,446	$11,325
7/31/22	$10,958	$11,749	$11,578
8/31/22	$10,770	$11,491	$11,378
9/30/22	$10,498	$11,050	$11,033
10/31/22	$10,407	$10,958	$10,991
11/30/22	$10,810	$11,471	$11,376
12/31/22	$10,822	$11,504	$11,429
1/31/23	$11,097	$11,834	$11,686
2/28/23	$10,894	$11,566	$11,466
3/31/23	$11,079	$11,823	$11,689
4/30/23	$11,078	$11,796	$11,656
5/31/23	$11,003	$11,694	$11,553
6/30/23	$11,072	$11,811	$11,641
7/31/23	$11,105	$11,858	$11,686
8/31/23	$11,021	$11,687	$11,569
9/30/23	$10,774	$11,344	$11,309
10/31/23	$10,667	$11,248	$11,262
11/30/23	$11,209	$11,962	$11,806
12/31/23	$11,477	$12,240	$12,030
1/31/24	$11,470	$12,177	$11,984
2/29/24	$11,508	$12,193	$11,996
3/31/24	$11,526	$12,193	$11,995
4/30/24	$11,410	$12,042	$11,872
5/31/24	$11,396	$12,006	$11,801
6/30/24	$11,534	$12,190	$11,954
7/31/24	$11,617	$12,301	$12,060
8/31/24	$11,692	$12,398	$12,167
9/30/24	$11,797	$12,521	$12,266
10/31/24	$11,622	$12,338	$12,110
11/30/24	$11,772	$12,552	$12,259
12/31/24	$11,628	$12,369	$12,136
1/31/25	$11,687	$12,431	$12,219
2/28/25	$11,815	$12,554	$12,338
3/31/25	$11,646	$12,341	$12,183

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.04%	1.17%	1.54%
Class C (including sales charge)	0.06%	1.17%	1.54%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 928,467,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,707,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114206
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,132	$994,753	$996,301
5/31/15	$991,004	$992,005	$993,468
6/30/15	$990,759	$991,101	$993,368
7/31/15	$996,598	$998,280	$999,432
8/31/15	$998,382	$1,000,240	$1,001,292
9/30/15	$1,004,254	$1,007,486	$1,008,404
10/31/15	$1,011,166	$1,011,492	$1,012,267
11/30/15	$1,016,990	$1,015,513	$1,014,365
12/31/15	$1,026,328	$1,022,648	$1,019,686
1/31/16	$1,036,877	$1,034,850	$1,031,788
2/29/16	$1,038,608	$1,036,478	$1,033,610
3/31/16	$1,041,281	$1,039,761	$1,034,574
4/30/16	$1,050,013	$1,047,406	$1,040,812
5/31/16	$1,049,876	$1,050,239	$1,041,285
6/30/16	$1,067,581	$1,066,947	$1,054,179
7/31/16	$1,067,538	$1,067,598	$1,055,602
8/31/16	$1,070,391	$1,069,039	$1,055,973
9/30/16	$1,067,460	$1,063,703	$1,052,153
10/31/16	$1,057,340	$1,052,544	$1,043,614
11/30/16	$1,016,694	$1,013,289	$1,009,984
12/31/16	$1,023,843	$1,025,185	$1,019,797
1/31/17	$1,030,826	$1,031,944	$1,026,975
2/28/17	$1,036,046	$1,039,109	$1,033,830
3/31/17	$1,039,279	$1,041,365	$1,035,573
4/30/17	$1,048,294	$1,048,921	$1,042,964
5/31/17	$1,061,447	$1,065,568	$1,056,631
6/30/17	$1,059,732	$1,061,747	$1,052,578
7/31/17	$1,067,836	$1,070,337	$1,060,290
8/31/17	$1,078,163	$1,078,482	$1,067,316
9/30/17	$1,074,459	$1,072,999	$1,062,353
10/31/17	$1,076,665	$1,075,618	$1,063,860
11/30/17	$1,071,816	$1,069,859	$1,055,215
12/31/17	$1,078,251	$1,081,041	$1,063,964
1/31/18	$1,070,276	$1,068,314	$1,054,690
2/28/18	$1,066,564	$1,065,122	$1,051,991
3/31/18	$1,067,949	$1,069,053	$1,054,299
4/30/18	$1,066,109	$1,065,238	$1,051,486
5/31/18	$1,074,618	$1,077,436	$1,061,340
6/30/18	$1,076,092	$1,078,356	$1,063,212
7/31/18	$1,079,476	$1,080,972	$1,066,612
8/31/18	$1,082,173	$1,083,748	$1,068,511
9/30/18	$1,076,071	$1,076,732	$1,062,557
10/31/18	$1,070,177	$1,070,102	$1,058,192
11/30/18	$1,080,153	$1,081,946	$1,068,962
12/31/18	$1,089,863	$1,094,900	$1,080,776
1/31/19	$1,100,607	$1,103,177	$1,089,948
2/28/19	$1,107,326	$1,109,084	$1,095,238
3/31/19	$1,120,270	$1,126,616	$1,107,953
4/30/19	$1,124,841	$1,130,850	$1,110,206
5/31/19	$1,138,983	$1,146,440	$1,123,676
6/30/19	$1,143,347	$1,150,673	$1,128,328
7/31/19	$1,152,017	$1,159,947	$1,137,219
8/31/19	$1,166,139	$1,178,243	$1,150,441
9/30/19	$1,157,590	$1,168,798	$1,141,101
10/31/19	$1,158,697	$1,170,893	$1,144,080
11/30/19	$1,160,960	$1,173,821	$1,146,739
12/31/19	$1,165,261	$1,177,405	$1,150,358
1/31/20	$1,182,474	$1,198,559	$1,167,992
2/29/20	$1,194,202	$1,214,015	$1,179,036
3/31/20	$1,146,536	$1,169,979	$1,144,627
4/30/20	$1,135,707	$1,155,296	$1,136,468
5/31/20	$1,168,109	$1,192,047	$1,168,710
6/30/20	$1,182,198	$1,201,858	$1,175,473
7/31/20	$1,199,598	$1,222,100	$1,191,946
8/31/20	$1,198,219	$1,216,366	$1,187,956
9/30/20	$1,196,996	$1,216,624	$1,188,939
10/31/20	$1,194,664	$1,212,970	$1,185,946
11/30/20	$1,209,759	$1,231,274	$1,199,067
12/31/20	$1,218,519	$1,238,775	$1,204,802
1/31/21	$1,225,698	$1,246,669	$1,210,539
2/28/21	$1,208,955	$1,226,861	$1,195,253
3/31/21	$1,214,048	$1,234,427	$1,200,887
4/30/21	$1,223,733	$1,244,781	$1,208,409
5/31/21	$1,226,568	$1,248,495	$1,210,160
6/30/21	$1,229,540	$1,251,923	$1,211,675
7/31/21	$1,238,028	$1,262,306	$1,220,548
8/31/21	$1,234,235	$1,257,674	$1,218,047
9/30/21	$1,224,980	$1,248,597	$1,210,594
10/31/21	$1,222,299	$1,244,947	$1,207,046
11/30/21	$1,228,592	$1,255,545	$1,213,452
12/31/21	$1,230,028	$1,257,570	$1,215,200
1/31/22	$1,201,463	$1,223,147	$1,185,508
2/28/22	$1,195,532	$1,218,765	$1,181,842
3/31/22	$1,164,757	$1,179,256	$1,150,376
4/30/22	$1,139,734	$1,146,639	$1,126,261
5/31/22	$1,152,891	$1,163,672	$1,142,126
6/30/22	$1,140,328	$1,144,613	$1,132,524
7/31/22	$1,166,221	$1,174,856	$1,157,808
8/31/22	$1,146,980	$1,149,107	$1,137,792
9/30/22	$1,118,850	$1,105,003	$1,103,274
10/31/22	$1,109,952	$1,095,814	$1,099,083
11/30/22	$1,153,756	$1,147,069	$1,137,564
12/31/22	$1,155,867	$1,150,353	$1,142,919
1/31/23	$1,186,111	$1,183,397	$1,168,615
2/28/23	$1,165,143	$1,156,638	$1,146,608
3/31/23	$1,185,809	$1,182,301	$1,168,866
4/30/23	$1,186,490	$1,179,600	$1,165,634
5/31/23	$1,179,353	$1,169,378	$1,155,341
6/30/23	$1,187,612	$1,181,092	$1,164,061
7/31/23	$1,191,928	$1,185,764	$1,168,630
8/31/23	$1,183,736	$1,168,693	$1,156,862
9/30/23	$1,158,022	$1,134,441	$1,130,872
10/31/23	$1,147,366	$1,124,787	$1,126,227
11/30/23	$1,206,401	$1,196,190	$1,180,645
12/31/23	$1,236,185	$1,223,991	$1,203,011
1/31/24	$1,236,269	$1,217,740	$1,198,366
2/29/24	$1,241,253	$1,219,304	$1,199,550
3/31/24	$1,244,028	$1,219,266	$1,199,501
4/30/24	$1,232,439	$1,204,165	$1,187,184
5/31/24	$1,231,878	$1,200,633	$1,180,134
6/30/24	$1,247,572	$1,219,036	$1,195,383
7/31/24	$1,257,481	$1,230,147	$1,205,995
8/31/24	$1,266,581	$1,239,849	$1,216,663
9/30/24	$1,278,769	$1,252,103	$1,226,601
10/31/24	$1,260,646	$1,233,846	$1,211,037
11/30/24	$1,277,863	$1,255,160	$1,225,916
12/31/24	$1,263,167	$1,236,886	$1,213,595
1/31/25	$1,270,499	$1,243,085	$1,221,883
2/28/25	$1,285,246	$1,255,411	$1,233,834
3/31/25	$1,267,721	$1,234,135	$1,218,314

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.90%	2.03%	2.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 928,467,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,707,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114207
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,050	$994,753	$996,301
5/31/15	$990,833	$992,005	$993,468
6/30/15	$990,508	$991,101	$993,368
7/31/15	$996,255	$998,280	$999,432
8/31/15	$997,960	$1,000,240	$1,001,292
9/30/15	$1,003,747	$1,007,486	$1,008,404
10/31/15	$1,010,569	$1,011,492	$1,012,267
11/30/15	$1,016,308	$1,015,513	$1,014,365
12/31/15	$1,025,548	$1,022,648	$1,019,686
1/31/16	$1,036,005	$1,034,850	$1,031,788
2/29/16	$1,037,650	$1,036,478	$1,033,610
3/31/16	$1,040,233	$1,039,761	$1,034,574
4/30/16	$1,048,866	$1,047,406	$1,040,812
5/31/16	$1,048,644	$1,050,239	$1,041,285
6/30/16	$1,066,240	$1,066,947	$1,054,179
7/31/16	$1,066,107	$1,067,598	$1,055,602
8/31/16	$1,068,865	$1,069,039	$1,055,973
9/30/16	$1,065,844	$1,063,703	$1,052,153
10/31/16	$1,055,657	$1,052,544	$1,043,614
11/30/16	$1,014,992	$1,013,289	$1,009,984
12/31/16	$1,022,041	$1,025,185	$1,019,797
1/31/17	$1,028,930	$1,031,944	$1,026,975
2/28/17	$1,034,062	$1,039,109	$1,033,830
3/31/17	$1,037,194	$1,041,365	$1,035,573
4/30/17	$1,046,110	$1,048,921	$1,042,964
5/31/17	$1,059,146	$1,065,568	$1,056,631
6/30/17	$1,057,343	$1,061,747	$1,052,578
7/31/17	$1,065,344	$1,070,337	$1,060,290
8/31/17	$1,075,556	$1,078,482	$1,067,316
9/30/17	$1,071,770	$1,072,999	$1,062,353
10/31/17	$1,073,882	$1,075,618	$1,063,860
11/30/17	$1,068,956	$1,069,859	$1,055,215
12/31/17	$1,075,280	$1,081,041	$1,063,964
1/31/18	$1,067,239	$1,068,314	$1,054,690
2/28/18	$1,063,455	$1,065,122	$1,051,991
3/31/18	$1,064,744	$1,069,053	$1,054,299
4/30/18	$1,062,822	$1,065,238	$1,051,486
5/31/18	$1,071,214	$1,077,436	$1,061,340
6/30/18	$1,072,592	$1,078,356	$1,063,212
7/31/18	$1,075,876	$1,080,972	$1,066,612
8/31/18	$1,078,464	$1,083,748	$1,068,511
9/30/18	$1,072,303	$1,076,732	$1,062,557
10/31/18	$1,066,338	$1,070,102	$1,058,192
11/30/18	$1,076,185	$1,081,946	$1,068,962
12/31/18	$1,085,769	$1,094,900	$1,080,776
1/31/19	$1,096,383	$1,103,177	$1,089,948
2/28/19	$1,102,990	$1,109,084	$1,095,238
3/31/19	$1,115,790	$1,126,616	$1,107,953
4/30/19	$1,120,250	$1,130,850	$1,110,206
5/31/19	$1,134,235	$1,146,440	$1,123,676
6/30/19	$1,138,495	$1,150,673	$1,128,328
7/31/19	$1,147,031	$1,159,947	$1,137,219
8/31/19	$1,160,987	$1,178,243	$1,150,441
9/30/19	$1,152,388	$1,168,798	$1,141,101
10/31/19	$1,153,391	$1,170,893	$1,144,080
11/30/19	$1,155,546	$1,173,821	$1,146,739
12/31/19	$1,159,729	$1,177,405	$1,150,358
1/31/20	$1,176,758	$1,198,559	$1,167,992
2/29/20	$1,188,339	$1,214,015	$1,179,036
3/31/20	$1,140,812	$1,169,979	$1,144,627
4/30/20	$1,129,944	$1,155,296	$1,136,468
5/31/20	$1,162,081	$1,192,047	$1,168,710
6/30/20	$1,176,001	$1,201,858	$1,175,473
7/31/20	$1,193,204	$1,222,100	$1,191,946
8/31/20	$1,191,736	$1,216,366	$1,187,956
9/30/20	$1,190,423	$1,216,624	$1,188,939
10/31/20	$1,187,999	$1,212,970	$1,185,946
11/30/20	$1,202,914	$1,231,274	$1,199,067
12/31/20	$1,211,512	$1,238,775	$1,204,802
1/31/21	$1,218,557	$1,246,669	$1,210,539
2/28/21	$1,201,818	$1,226,861	$1,195,253
3/31/21	$1,206,779	$1,234,427	$1,200,887
4/30/21	$1,216,299	$1,244,781	$1,208,409
5/31/21	$1,219,014	$1,248,495	$1,210,160
6/30/21	$1,221,867	$1,251,923	$1,211,675
7/31/21	$1,230,195	$1,262,306	$1,220,548
8/31/21	$1,226,325	$1,257,674	$1,218,047
9/30/21	$1,217,028	$1,248,597	$1,210,594
10/31/21	$1,214,262	$1,244,947	$1,207,046
11/30/21	$1,220,413	$1,255,545	$1,213,452
12/31/21	$1,221,730	$1,257,570	$1,215,200
1/31/22	$1,193,261	$1,223,147	$1,185,508
2/28/22	$1,187,278	$1,218,765	$1,181,842
3/31/22	$1,156,617	$1,179,256	$1,150,376
4/30/22	$1,131,671	$1,146,639	$1,126,261
5/31/22	$1,144,639	$1,163,672	$1,142,126
6/30/22	$1,132,072	$1,144,613	$1,132,524
7/31/22	$1,157,683	$1,174,856	$1,157,808
8/31/22	$1,138,485	$1,149,107	$1,137,792
9/30/22	$1,110,450	$1,105,003	$1,103,274
10/31/22	$1,101,530	$1,095,814	$1,099,083
11/30/22	$1,144,908	$1,147,069	$1,137,564
12/31/22	$1,146,901	$1,150,353	$1,142,919
1/31/23	$1,176,818	$1,183,397	$1,168,615
2/28/23	$1,155,926	$1,156,638	$1,146,608
3/31/23	$1,176,323	$1,182,301	$1,168,866
4/30/23	$1,176,909	$1,179,600	$1,165,634
5/31/23	$1,169,730	$1,169,378	$1,155,341
6/30/23	$1,177,819	$1,181,092	$1,164,061
7/31/23	$1,182,007	$1,185,764	$1,168,630
8/31/23	$1,173,784	$1,168,693	$1,156,862
9/30/23	$1,148,201	$1,134,441	$1,130,872
10/31/23	$1,137,539	$1,124,787	$1,126,227
11/30/23	$1,195,977	$1,196,190	$1,180,645
12/31/23	$1,225,398	$1,223,991	$1,203,011
1/31/24	$1,225,382	$1,217,740	$1,198,366
2/29/24	$1,230,226	$1,219,304	$1,199,550
3/31/24	$1,232,871	$1,219,266	$1,199,501
4/30/24	$1,221,287	$1,204,165	$1,187,184
5/31/24	$1,220,621	$1,200,633	$1,180,134
6/30/24	$1,236,076	$1,219,036	$1,195,383
7/31/24	$1,245,789	$1,230,147	$1,205,995
8/31/24	$1,254,692	$1,239,849	$1,216,663
9/30/24	$1,266,669	$1,252,103	$1,226,601
10/31/24	$1,248,610	$1,233,846	$1,211,037
11/30/24	$1,265,557	$1,255,160	$1,225,916
12/31/24	$1,250,896	$1,236,886	$1,213,595
1/31/25	$1,258,047	$1,243,085	$1,221,883
2/28/25	$1,272,552	$1,255,411	$1,233,834
3/31/25	$1,255,101	$1,234,135	$1,218,314

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	1.80%	1.93%	2.30%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-15 Year Municipal Bond Index	1.57%	1.26%	1.99%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 928,467,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,707,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$928,467
# of Portfolio Holdings	414
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,707
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.6%
Port, Airport & Marina Revenue	10.7%
Local or Guaranteed Housing	9.6%
Ad Valorem Property Tax	7.5%
Electric Power & Light Revenue	7.3%
Natural Gas Revenue	5.5%
Industrial Revenue	4.8%
Water Revenue	3.8%
Miscellaneous Revenue	3.7%
U.S. Government Agencies	3.7%
Sales Tax Revenue	3.0%
Other Investments	19.6%
Short-Term Instruments	0.6%
Affiliated Investments	3.3%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000207237
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Intermediate Value Fund
Class Name	Institutional Class
Trading Symbol	GNMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the general obligation segment contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index
12/1/15	$250,000	$250,000	$250,000
12/31/15	$250,344	$251,343	$250,573
1/31/16	$253,119	$254,342	$253,267
2/29/16	$253,143	$254,743	$253,867
3/31/16	$253,700	$255,549	$253,677
4/30/16	$255,500	$257,429	$254,973
5/31/16	$255,706	$258,125	$254,809
6/30/16	$259,197	$262,231	$257,334
7/31/16	$259,501	$262,391	$257,888
8/31/16	$259,803	$262,745	$257,825
9/30/16	$259,076	$261,434	$257,048
10/31/16	$256,860	$258,691	$255,547
11/30/16	$247,802	$249,043	$248,522
12/31/16	$250,198	$251,967	$250,323
1/31/17	$251,296	$253,628	$252,242
2/28/17	$252,592	$255,389	$253,903
3/31/17	$253,434	$255,944	$254,214
4/30/17	$255,556	$257,801	$255,851
5/31/17	$258,726	$261,892	$258,635
6/30/17	$257,538	$260,953	$257,741
7/31/17	$259,186	$263,064	$259,498
8/31/17	$261,351	$265,066	$260,964
9/30/17	$260,155	$263,719	$259,624
10/31/17	$260,262	$264,362	$259,803
11/30/17	$258,571	$262,947	$257,416
12/31/17	$260,508	$265,695	$259,059
1/31/18	$257,564	$262,567	$257,568
2/28/18	$256,610	$261,783	$256,995
3/31/18	$257,017	$262,749	$257,227
4/30/18	$256,119	$261,811	$256,518
5/31/18	$258,610	$264,809	$258,681
6/30/18	$258,748	$265,035	$259,306
7/31/18	$259,690	$265,678	$260,218
8/31/18	$260,110	$266,361	$260,439
9/30/18	$258,944	$264,636	$259,134
10/31/18	$257,814	$263,007	$258,456
11/30/18	$260,328	$265,918	$260,722
12/31/18	$263,398	$269,102	$263,311
1/31/19	$265,952	$271,136	$265,566
2/28/19	$267,380	$272,587	$266,770
3/31/19	$270,221	$276,896	$269,127
4/30/19	$270,663	$277,937	$269,442
5/31/19	$274,538	$281,769	$272,376
6/30/19	$275,746	$282,809	$273,539
7/31/19	$278,036	$285,088	$275,558
8/31/19	$280,887	$289,585	$277,876
9/30/19	$278,912	$287,264	$275,761
10/31/19	$279,364	$287,779	$276,657
11/30/19	$279,835	$288,498	$277,287
12/31/19	$280,539	$289,379	$278,126
1/31/20	$284,739	$294,578	$281,708
2/29/20	$287,060	$298,377	$283,733
3/31/20	$280,770	$287,554	$276,578
4/30/20	$279,066	$283,945	$275,637
5/31/20	$286,240	$292,978	$282,798
6/30/20	$286,662	$295,389	$284,027
7/31/20	$290,080	$300,364	$287,388
8/31/20	$289,649	$298,955	$286,800
9/30/20	$290,061	$299,018	$287,077
10/31/20	$289,649	$298,120	$286,442
11/30/20	$291,648	$302,619	$288,762
12/31/20	$292,307	$304,463	$289,880
1/31/21	$293,428	$306,403	$290,981
2/28/21	$290,255	$301,534	$287,972
3/31/21	$291,689	$303,394	$289,130
4/30/21	$293,432	$305,939	$290,516
5/31/21	$293,746	$306,852	$290,719
6/30/21	$293,823	$307,694	$290,927
7/31/21	$295,804	$310,246	$292,767
8/31/21	$295,290	$309,108	$292,398
9/30/21	$293,965	$306,877	$290,896
10/31/21	$293,436	$305,979	$290,089
11/30/21	$294,296	$308,584	$291,039
12/31/21	$294,599	$309,082	$291,432
1/31/22	$288,782	$300,622	$284,964
2/28/22	$287,735	$299,545	$284,105
3/31/22	$281,670	$289,834	$277,568
4/30/22	$277,039	$281,818	$272,797
5/31/22	$279,326	$286,004	$276,594
6/30/22	$277,474	$281,320	$275,248
7/31/22	$282,029	$288,753	$280,539
8/31/22	$277,983	$282,424	$276,194
9/30/22	$272,038	$271,585	$268,930
10/31/22	$271,614	$269,326	$268,242
11/30/22	$278,813	$281,923	$276,026
12/31/22	$279,599	$282,730	$277,327
1/31/23	$284,253	$290,852	$282,856
2/28/23	$279,718	$284,275	$277,894
3/31/23	$284,194	$290,583	$282,870
4/30/23	$283,550	$289,919	$281,883
5/31/23	$281,253	$287,406	$279,479
6/30/23	$282,684	$290,285	$281,359
7/31/23	$283,195	$291,434	$282,321
8/31/23	$281,474	$287,238	$280,146
9/30/23	$276,645	$278,820	$275,082
10/31/23	$275,177	$276,447	$274,461
11/30/23	$286,032	$293,996	$285,440
12/31/23	$290,643	$300,829	$290,101
1/31/24	$290,084	$299,293	$289,124
2/29/24	$290,438	$299,677	$289,338
3/31/24	$290,469	$299,668	$289,028
4/30/24	$288,500	$295,956	$286,526
5/31/24	$286,832	$295,088	$284,642
6/30/24	$290,069	$299,611	$287,858
7/31/24	$292,515	$302,342	$290,413
8/31/24	$295,024	$304,727	$293,435
9/30/24	$297,459	$307,738	$295,535
10/31/24	$293,763	$303,251	$292,188
11/30/24	$297,126	$308,490	$295,044
12/31/24	$295,202	$303,998	$292,741
1/31/25	$296,846	$305,522	$294,758
2/28/25	$299,677	$308,551	$297,445
3/31/25	$296,526	$303,322	$294,785

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/1/15
Institutional Class	2.09%	1.10%	1.85%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.09%
Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index	1.99%	1.28%	1.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 81,639,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 191,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$81,639
# of Portfolio Holdings	83
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$191
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	29.4%
Local or Guaranteed Housing	14.4%
Lease (Appropriation)	8.6%
Health, Hospital & Nursing Home Revenue	6.8%
Port, Airport & Marina Revenue	6.7%
Lease (Renewal)	5.3%
Highway Revenue Tolls	4.7%
Lease Revenue	4.0%
Appropriations	3.2%
Recreational Revenue	2.7%
Fuel Sales Tax Revenue	1.5%
Miscellaneous Revenue	1.5%
Other Investments	9.0%
Short-Term Instruments	0.3%
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. PIMCO has provided notice terminating the current fee waiver agreement for the Fund, effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Fund’s Board of Trustees has approved, a new fee waiver agreement for the Fund that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for the Fund by 0.11% of the average daily net assets attributable to the Fund. The New Fee Waiver Agreement will not automatically renew at the end of its term and shall expire after August 31, 2025.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. PIMCO has provided notice terminating the current fee waiver agreement for the Fund, effective as of the end of the current term, July 31, 2025 (“Current Fee Waiver”). PIMCO has proposed, and the Fund’s Board of Trustees has approved, a new fee waiver agreement for the Fund that shall become effective on August 1, 2025 and shall have a one-month term through August 31, 2025 (“New Fee Waiver”). Both the Current Fee Waiver and New Fee Waiver require that PIMCO shall waive its advisory fee for the Fund by 0.11% of the average daily net assets attributable to the Fund. The New Fee Waiver Agreement will not automatically renew at the end of its term and shall expire after August 31, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000207238
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GNMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

  An underweight exposure to industrial revenue sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index
3/31/15	$250,000	$250,000
4/30/15	$249,233	$248,688
5/31/15	$248,721	$248,001
6/30/15	$248,661	$247,775
7/31/15	$249,863	$249,570
8/31/15	$250,509	$250,060
9/30/15	$251,628	$251,872
10/31/15	$252,338	$252,873
11/30/15	$253,290	$253,878
12/31/15	$254,475	$255,662
1/31/16	$255,637	$258,712
2/29/16	$255,737	$259,119
3/31/16	$256,121	$259,940
4/30/16	$256,998	$261,852
5/31/16	$257,892	$262,560
6/30/16	$259,518	$266,737
7/31/16	$259,643	$266,900
8/31/16	$260,510	$267,260
9/30/16	$259,832	$265,926
10/31/16	$259,220	$263,136
11/30/16	$255,204	$253,322
12/31/16	$256,548	$256,296
1/31/17	$256,977	$257,986
2/28/17	$258,113	$259,777
3/31/17	$258,560	$260,341
4/30/17	$259,531	$262,230
5/31/17	$262,078	$266,392
6/30/17	$262,272	$265,437
7/31/17	$263,005	$267,584
8/31/17	$264,249	$269,621
9/30/17	$264,106	$268,250
10/31/17	$264,330	$268,904
11/30/17	$263,997	$267,465
12/31/17	$265,866	$270,260
1/31/18	$265,314	$267,078
2/28/18	$265,218	$266,280
3/31/18	$265,467	$267,263
4/30/18	$265,161	$266,309
5/31/18	$267,021	$269,359
6/30/18	$267,513	$269,589
7/31/18	$268,063	$270,243
8/31/18	$268,367	$270,937
9/30/18	$267,552	$269,183
10/31/18	$266,796	$267,525
11/30/18	$269,017	$270,486
12/31/18	$271,411	$273,725
1/31/19	$273,136	$275,794
2/28/19	$274,233	$277,271
3/31/19	$278,135	$281,654
4/30/19	$279,031	$282,712
5/31/19	$282,653	$286,610
6/30/19	$283,511	$287,668
7/31/19	$285,216	$289,987
8/31/19	$288,879	$294,561
9/30/19	$287,263	$292,200
10/31/19	$287,594	$292,723
11/30/19	$287,951	$293,455
12/31/19	$288,826	$294,351
1/31/20	$292,495	$299,640
2/29/20	$295,307	$303,504
3/31/20	$288,931	$292,495
4/30/20	$284,519	$288,824
5/31/20	$290,367	$298,012
6/30/20	$292,026	$300,465
7/31/20	$294,794	$305,525
8/31/20	$294,405	$304,092
9/30/20	$294,624	$304,156
10/31/20	$294,557	$303,242
11/30/20	$296,699	$307,819
12/31/20	$297,942	$309,694
1/31/21	$299,181	$311,667
2/28/21	$297,134	$306,715
3/31/21	$298,219	$308,607
4/30/21	$299,956	$311,195
5/31/21	$300,762	$312,124
6/30/21	$301,337	$312,981
7/31/21	$302,491	$315,577
8/31/21	$302,179	$314,418
9/30/21	$301,321	$312,149
10/31/21	$301,315	$311,237
11/30/21	$302,162	$313,886
12/31/21	$302,174	$314,393
1/31/22	$297,492	$305,787
2/28/22	$296,651	$304,691
3/31/22	$291,723	$294,814
4/30/22	$287,389	$286,660
5/31/22	$290,512	$290,918
6/30/22	$286,789	$286,153
7/31/22	$292,732	$293,714
8/31/22	$287,846	$287,277
9/30/22	$280,361	$276,251
10/31/22	$278,661	$273,953
11/30/22	$288,249	$286,767
12/31/22	$288,435	$287,588
1/31/23	$294,473	$295,849
2/28/23	$289,889	$289,159
3/31/23	$294,288	$295,575
4/30/23	$294,424	$294,900
5/31/23	$293,111	$292,344
6/30/23	$295,168	$295,273
7/31/23	$295,616	$296,441
8/31/23	$292,791	$292,173
9/30/23	$286,652	$283,610
10/31/23	$283,174	$281,197
11/30/23	$298,063	$299,047
12/31/23	$304,137	$305,998
1/31/24	$303,734	$304,435
2/29/24	$304,605	$304,826
3/31/24	$304,544	$304,816
4/30/24	$302,028	$301,041
5/31/24	$302,968	$300,158
6/30/24	$306,598	$304,759
7/31/24	$309,051	$307,537
8/31/24	$310,624	$309,962
9/30/24	$313,354	$313,026
10/31/24	$310,154	$308,461
11/30/24	$314,879	$313,790
12/31/24	$311,344	$309,222
1/31/25	$311,016	$310,771
2/28/25	$313,863	$313,853
3/31/25	$309,930	$308,534

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.77%	1.41%	2.17%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 271,665,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,119,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$271,665
# of Portfolio Holdings	134
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,119
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	28.0%
Port, Airport & Marina Revenue	11.8%
Health, Hospital & Nursing Home Revenue	10.1%
Lease (Appropriation)	7.6%
Highway Revenue Tolls	6.8%
Local or Guaranteed Housing	6.7%
Sales Tax Revenue	4.5%
College & University Revenue	3.7%
Lease Revenue	2.6%
Natural Gas Revenue	2.4%
Multiple Utility Revenue	2.3%
General Fund	2.3%
Other Investments	10.5%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective August 1, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.03%. The advisory fee decrease resulted in the management fees decreasing by 0.03% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.40% per annum. In addition, the Fund's contractual advisory fee waiver agreement to waive 0.03% of the average daily net assets of the Fund, in effect through July 31, 2024, was not renewed.

Material Fund Change Expenses [Text Block]

Change to Shareholder Expenses. Effective August 1, 2024, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, decreased by 0.03%. The advisory fee decrease resulted in the management fees decreasing by 0.03% for the Institutional Class shares of the Fund. Previously, the advisory fee for the Fund was 0.40% per annum. In addition, the Fund's contractual advisory fee waiver agreement to waive 0.03% of the average daily net assets of the Fund, in effect through July 31, 2024, was not renewed.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026603
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	PNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,715	$9,948	$9,949
5/31/15	$9,682	$9,920	$9,940
6/30/15	$9,691	$9,911	$9,937
7/31/15	$9,737	$9,983	$10,013
8/31/15	$9,753	$10,002	$10,039
9/30/15	$9,807	$10,075	$10,102
10/31/15	$9,852	$10,115	$10,139
11/30/15	$9,897	$10,155	$10,177
12/31/15	$9,964	$10,226	$10,240
1/31/16	$10,075	$10,348	$10,369
2/29/16	$10,084	$10,365	$10,385
3/31/16	$10,127	$10,398	$10,410
4/30/16	$10,188	$10,474	$10,493
5/31/16	$10,230	$10,502	$10,519
6/30/16	$10,416	$10,669	$10,672
7/31/16	$10,414	$10,676	$10,685
8/31/16	$10,449	$10,690	$10,697
9/30/16	$10,404	$10,637	$10,643
10/31/16	$10,293	$10,525	$10,528
11/30/16	$9,903	$10,133	$10,157
12/31/16	$9,984	$10,252	$10,279
1/31/17	$10,036	$10,319	$10,342
2/28/17	$10,117	$10,391	$10,407
3/31/17	$10,164	$10,414	$10,431
4/30/17	$10,225	$10,489	$10,507
5/31/17	$10,370	$10,656	$10,675
6/30/17	$10,370	$10,617	$10,638
7/31/17	$10,422	$10,703	$10,721
8/31/17	$10,474	$10,785	$10,792
9/30/17	$10,426	$10,730	$10,731
10/31/17	$10,449	$10,756	$10,757
11/30/17	$10,409	$10,699	$10,695
12/31/17	$10,527	$10,810	$10,802
1/31/18	$10,430	$10,683	$10,675
2/28/18	$10,400	$10,651	$10,641
3/31/18	$10,427	$10,691	$10,673
4/30/18	$10,405	$10,652	$10,628
5/31/18	$10,544	$10,774	$10,748
6/30/18	$10,553	$10,784	$10,754
7/31/18	$10,578	$10,810	$10,774
8/31/18	$10,588	$10,837	$10,795
9/30/18	$10,526	$10,767	$10,729
10/31/18	$10,447	$10,701	$10,662
11/30/18	$10,522	$10,819	$10,787
12/31/18	$10,595	$10,949	$10,915
1/31/19	$10,649	$11,032	$10,995
2/28/19	$10,724	$11,091	$11,055
3/31/19	$10,914	$11,266	$11,227
4/30/19	$10,978	$11,308	$11,266
5/31/19	$11,108	$11,464	$11,421
6/30/19	$11,138	$11,507	$11,456
7/31/19	$11,188	$11,599	$11,547
8/31/19	$11,385	$11,782	$11,712
9/30/19	$11,334	$11,688	$11,617
10/31/19	$11,313	$11,709	$11,631
11/30/19	$11,331	$11,738	$11,660
12/31/19	$11,358	$11,774	$11,692
1/31/20	$11,532	$11,986	$11,897
2/29/20	$11,696	$12,140	$12,041
3/31/20	$11,278	$11,700	$11,597
4/30/20	$11,037	$11,553	$11,397
5/31/20	$11,350	$11,920	$11,765
6/30/20	$11,506	$12,019	$11,869
7/31/20	$11,672	$12,221	$12,043
8/31/20	$11,587	$12,164	$11,953
9/30/20	$11,554	$12,166	$11,932
10/31/20	$11,530	$12,130	$11,892
11/30/20	$11,746	$12,313	$12,123
12/31/20	$11,854	$12,388	$12,225
1/31/21	$11,949	$12,467	$12,309
2/28/21	$11,755	$12,269	$12,101
3/31/21	$11,811	$12,344	$12,177
4/30/21	$11,939	$12,448	$12,309
5/31/21	$12,013	$12,485	$12,366
6/30/21	$12,069	$12,519	$12,406
7/31/21	$12,154	$12,623	$12,504
8/31/21	$12,088	$12,577	$12,440
9/30/21	$11,992	$12,486	$12,340
10/31/21	$11,986	$12,449	$12,311
11/30/21	$12,093	$12,555	$12,428
12/31/21	$12,106	$12,576	$12,453
1/31/22	$11,804	$12,231	$12,101
2/28/22	$11,738	$12,188	$12,056
3/31/22	$11,336	$11,793	$11,640
4/30/22	$10,999	$11,466	$11,301
5/31/22	$11,161	$11,637	$11,528
6/30/22	$10,895	$11,446	$11,281
7/31/22	$11,195	$11,749	$11,592
8/31/22	$10,930	$11,491	$11,303
9/30/22	$10,503	$11,050	$10,864
10/31/22	$10,392	$10,958	$10,763
11/30/22	$10,947	$11,471	$11,315
12/31/22	$10,915	$11,504	$11,341
1/31/23	$11,295	$11,834	$11,712
2/28/23	$11,032	$11,566	$11,430
3/31/23	$11,220	$11,823	$11,705
4/30/23	$11,258	$11,796	$11,687
5/31/23	$11,204	$11,694	$11,584
6/30/23	$11,332	$11,811	$11,724
7/31/23	$11,349	$11,858	$11,755
8/31/23	$11,211	$11,687	$11,567
9/30/23	$10,925	$11,344	$11,203
10/31/23	$10,764	$11,248	$11,108
11/30/23	$11,439	$11,962	$11,877
12/31/23	$11,761	$12,240	$12,170
1/31/24	$11,749	$12,177	$12,100
2/29/24	$11,770	$12,193	$12,100
3/31/24	$11,771	$12,193	$12,081
4/30/24	$11,652	$12,042	$11,935
5/31/24	$11,665	$12,006	$11,901
6/30/24	$11,827	$12,190	$12,108
7/31/24	$11,914	$12,301	$12,212
8/31/24	$11,971	$12,398	$12,299
9/30/24	$12,080	$12,521	$12,421
10/31/24	$11,958	$12,338	$12,221
11/30/24	$12,134	$12,552	$12,465
12/31/24	$11,989	$12,369	$12,272
1/31/25	$11,986	$12,431	$12,329
2/28/25	$12,106	$12,554	$12,441
3/31/25	$11,890	$12,341	$12,199

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.01%	1.06%	1.98%
Class A (including sales charge)	(1.26%)	0.60%	1.75%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 875,464,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,737,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000080407
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class C
Trading Symbol	PBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.53%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,933	$9,948	$9,949
5/31/15	$9,892	$9,920	$9,940
6/30/15	$9,895	$9,911	$9,937
7/31/15	$9,935	$9,983	$10,013
8/31/15	$9,946	$10,002	$10,039
9/30/15	$9,994	$10,075	$10,102
10/31/15	$10,033	$10,115	$10,139
11/30/15	$10,072	$10,155	$10,177
12/31/15	$10,134	$10,226	$10,240
1/31/16	$10,241	$10,348	$10,369
2/29/16	$10,244	$10,365	$10,385
3/31/16	$10,281	$10,398	$10,410
4/30/16	$10,336	$10,474	$10,493
5/31/16	$10,372	$10,502	$10,519
6/30/16	$10,554	$10,669	$10,672
7/31/16	$10,545	$10,676	$10,685
8/31/16	$10,573	$10,690	$10,697
9/30/16	$10,521	$10,637	$10,643
10/31/16	$10,402	$10,525	$10,528
11/30/16	$10,003	$10,133	$10,157
12/31/16	$10,076	$10,252	$10,279
1/31/17	$10,122	$10,319	$10,342
2/28/17	$10,198	$10,391	$10,407
3/31/17	$10,238	$10,414	$10,431
4/30/17	$10,294	$10,489	$10,507
5/31/17	$10,433	$10,656	$10,675
6/30/17	$10,427	$10,617	$10,638
7/31/17	$10,473	$10,703	$10,721
8/31/17	$10,519	$10,785	$10,792
9/30/17	$10,463	$10,730	$10,731
10/31/17	$10,480	$10,756	$10,757
11/30/17	$10,433	$10,699	$10,695
12/31/17	$10,545	$10,810	$10,802
1/31/18	$10,441	$10,683	$10,675
2/28/18	$10,406	$10,651	$10,641
3/31/18	$10,426	$10,691	$10,673
4/30/18	$10,397	$10,652	$10,628
5/31/18	$10,530	$10,774	$10,748
6/30/18	$10,531	$10,784	$10,754
7/31/18	$10,550	$10,810	$10,774
8/31/18	$10,553	$10,837	$10,795
9/30/18	$10,485	$10,767	$10,729
10/31/18	$10,399	$10,701	$10,662
11/30/18	$10,467	$10,819	$10,787
12/31/18	$10,534	$10,949	$10,915
1/31/19	$10,581	$11,032	$10,995
2/28/19	$10,650	$11,091	$11,055
3/31/19	$10,832	$11,266	$11,227
4/30/19	$10,888	$11,308	$11,266
5/31/19	$11,010	$11,464	$11,421
6/30/19	$11,034	$11,507	$11,456
7/31/19	$11,076	$11,599	$11,547
8/31/19	$11,263	$11,782	$11,712
9/30/19	$11,207	$11,688	$11,617
10/31/19	$11,179	$11,709	$11,631
11/30/19	$11,189	$11,738	$11,660
12/31/19	$11,209	$11,774	$11,692
1/31/20	$11,373	$11,986	$11,897
2/29/20	$11,528	$12,140	$12,041
3/31/20	$11,110	$11,700	$11,597
4/30/20	$10,865	$11,553	$11,397
5/31/20	$11,166	$11,920	$11,765
6/30/20	$11,313	$12,019	$11,869
7/31/20	$11,468	$12,221	$12,043
8/31/20	$11,378	$12,164	$11,953
9/30/20	$11,338	$12,166	$11,932
10/31/20	$11,308	$12,130	$11,892
11/30/20	$11,513	$12,313	$12,123
12/31/20	$11,611	$12,388	$12,225
1/31/21	$11,697	$12,467	$12,309
2/28/21	$11,501	$12,269	$12,101
3/31/21	$11,548	$12,344	$12,177
4/30/21	$11,665	$12,448	$12,309
5/31/21	$11,731	$12,485	$12,366
6/30/21	$11,778	$12,519	$12,406
7/31/21	$11,854	$12,623	$12,504
8/31/21	$11,781	$12,577	$12,440
9/30/21	$11,680	$12,486	$12,340
10/31/21	$11,668	$12,449	$12,311
11/30/21	$11,764	$12,555	$12,428
12/31/21	$11,769	$12,576	$12,453
1/31/22	$11,468	$12,231	$12,101
2/28/22	$11,398	$12,188	$12,056
3/31/22	$11,001	$11,793	$11,640
4/30/22	$10,666	$11,466	$11,301
5/31/22	$10,817	$11,637	$11,528
6/30/22	$10,553	$11,446	$11,281
7/31/22	$10,836	$11,749	$11,592
8/31/22	$10,573	$11,491	$11,303
9/30/22	$10,153	$11,050	$10,864
10/31/22	$10,040	$10,958	$10,763
11/30/22	$10,570	$11,471	$11,315
12/31/22	$10,531	$11,504	$11,341
1/31/23	$10,892	$11,834	$11,712
2/28/23	$10,632	$11,566	$11,430
3/31/23	$10,806	$11,823	$11,705
4/30/23	$10,837	$11,796	$11,687
5/31/23	$10,777	$11,694	$11,584
6/30/23	$10,893	$11,811	$11,724
7/31/23	$10,904	$11,858	$11,755
8/31/23	$10,764	$11,687	$11,567
9/30/23	$10,483	$11,344	$11,203
10/31/23	$10,322	$11,248	$11,108
11/30/23	$10,962	$11,962	$11,877
12/31/23	$11,264	$12,240	$12,170
1/31/24	$11,245	$12,177	$12,100
2/29/24	$11,259	$12,193	$12,100
3/31/24	$11,252	$12,193	$12,081
4/30/24	$11,132	$12,042	$11,935
5/31/24	$11,137	$12,006	$11,901
6/30/24	$11,285	$12,190	$12,108
7/31/24	$11,360	$12,301	$12,212
8/31/24	$11,408	$12,398	$12,299
9/30/24	$11,504	$12,521	$12,421
10/31/24	$11,380	$12,338	$12,221
11/30/24	$11,541	$12,552	$12,465
12/31/24	$11,396	$12,369	$12,272
1/31/25	$11,385	$12,431	$12,329
2/28/25	$11,493	$12,554	$12,441
3/31/25	$11,281	$12,341	$12,199

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.26%	0.31%	1.21%
Class C (including sales charge)	(0.72%)	0.31%	1.21%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 875,464,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,737,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000203304
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-3
Trading Symbol	PNYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,054	$994,753	$994,936
5/31/15	$990,759	$992,005	$993,990
6/30/15	$991,867	$991,101	$993,654
7/31/15	$996,675	$998,280	$1,001,254
8/31/15	$998,519	$1,000,240	$1,003,850
9/30/15	$1,004,125	$1,007,486	$1,010,231
10/31/15	$1,008,986	$1,011,492	$1,013,940
11/30/15	$1,013,650	$1,015,513	$1,017,676
12/31/15	$1,020,696	$1,022,648	$1,023,969
1/31/16	$1,032,215	$1,034,850	$1,036,901
2/29/16	$1,033,273	$1,036,478	$1,038,464
3/31/16	$1,037,849	$1,039,761	$1,040,993
4/30/16	$1,044,299	$1,047,406	$1,049,292
5/31/16	$1,048,698	$1,050,239	$1,051,871
6/30/16	$1,067,935	$1,066,947	$1,067,216
7/31/16	$1,067,959	$1,067,598	$1,068,539
8/31/16	$1,071,665	$1,069,039	$1,069,702
9/30/16	$1,067,250	$1,063,703	$1,064,266
10/31/16	$1,055,955	$1,052,544	$1,052,817
11/30/16	$1,016,174	$1,013,289	$1,015,658
12/31/16	$1,024,639	$1,025,185	$1,027,912
1/31/17	$1,030,096	$1,031,944	$1,034,167
2/28/17	$1,038,574	$1,039,109	$1,040,662
3/31/17	$1,043,502	$1,041,365	$1,043,141
4/30/17	$1,049,951	$1,048,921	$1,050,664
5/31/17	$1,064,979	$1,065,568	$1,067,550
6/30/17	$1,065,204	$1,061,747	$1,063,795
7/31/17	$1,070,648	$1,070,337	$1,072,133
8/31/17	$1,076,199	$1,078,482	$1,079,226
9/30/17	$1,071,397	$1,072,999	$1,073,063
10/31/17	$1,073,955	$1,075,618	$1,075,651
11/30/17	$1,069,927	$1,069,859	$1,069,534
12/31/17	$1,082,254	$1,081,041	$1,080,223
1/31/18	$1,072,473	$1,068,314	$1,067,509
2/28/18	$1,069,562	$1,065,122	$1,064,137
3/31/18	$1,072,492	$1,069,053	$1,067,259
4/30/18	$1,070,355	$1,065,238	$1,062,826
5/31/18	$1,084,822	$1,077,436	$1,074,828
6/30/18	$1,085,863	$1,078,356	$1,075,426
7/31/18	$1,088,631	$1,080,972	$1,077,435
8/31/18	$1,089,877	$1,083,748	$1,079,519
9/30/18	$1,083,625	$1,076,732	$1,072,945
10/31/18	$1,075,605	$1,070,102	$1,066,183
11/30/18	$1,083,511	$1,081,946	$1,078,685
12/31/18	$1,091,200	$1,094,900	$1,091,472
1/31/19	$1,096,949	$1,103,177	$1,099,549
2/28/19	$1,104,827	$1,109,084	$1,105,527
3/31/19	$1,124,594	$1,126,616	$1,122,686
4/30/19	$1,131,270	$1,130,850	$1,126,559
5/31/19	$1,144,850	$1,146,440	$1,142,091
6/30/19	$1,148,149	$1,150,673	$1,145,629
7/31/19	$1,153,460	$1,159,947	$1,154,682
8/31/19	$1,173,938	$1,178,243	$1,171,248
9/30/19	$1,168,898	$1,168,798	$1,161,677
10/31/19	$1,166,884	$1,170,893	$1,163,071
11/30/19	$1,168,905	$1,173,821	$1,165,987
12/31/19	$1,171,861	$1,177,405	$1,169,152
1/31/20	$1,189,991	$1,198,559	$1,189,683
2/29/20	$1,207,063	$1,214,015	$1,204,107
3/31/20	$1,164,120	$1,169,979	$1,159,681
4/30/20	$1,139,408	$1,155,296	$1,139,720
5/31/20	$1,171,880	$1,192,047	$1,176,474
6/30/20	$1,188,162	$1,201,858	$1,186,882
7/31/20	$1,205,524	$1,222,100	$1,204,314
8/31/20	$1,196,954	$1,216,366	$1,195,267
9/30/20	$1,193,647	$1,216,624	$1,193,159
10/31/20	$1,191,428	$1,212,970	$1,189,204
11/30/20	$1,213,919	$1,231,274	$1,212,261
12/31/20	$1,225,295	$1,238,775	$1,222,493
1/31/21	$1,235,226	$1,246,669	$1,230,924
2/28/21	$1,215,416	$1,226,861	$1,210,099
3/31/21	$1,221,373	$1,234,427	$1,217,734
4/30/21	$1,234,742	$1,244,781	$1,230,869
5/31/21	$1,242,604	$1,248,495	$1,236,579
6/30/21	$1,248,539	$1,251,923	$1,240,647
7/31/21	$1,257,622	$1,262,306	$1,250,427
8/31/21	$1,250,902	$1,257,674	$1,243,959
9/30/21	$1,241,149	$1,248,597	$1,233,967
10/31/21	$1,240,777	$1,244,947	$1,231,079
11/30/21	$1,251,947	$1,255,545	$1,242,813
12/31/21	$1,253,569	$1,257,570	$1,245,328
1/31/22	$1,222,398	$1,223,147	$1,210,115
2/28/22	$1,215,798	$1,218,765	$1,205,552
3/31/22	$1,174,332	$1,179,256	$1,163,952
4/30/22	$1,139,543	$1,146,639	$1,130,058
5/31/22	$1,156,569	$1,163,672	$1,152,752
6/30/22	$1,129,201	$1,144,613	$1,128,124
7/31/22	$1,160,371	$1,174,856	$1,159,170
8/31/22	$1,133,129	$1,149,107	$1,130,325
9/30/22	$1,089,004	$1,105,003	$1,086,441
10/31/22	$1,077,706	$1,095,814	$1,076,254
11/30/22	$1,135,437	$1,147,069	$1,131,505
12/31/22	$1,132,244	$1,150,353	$1,134,056
1/31/23	$1,171,824	$1,183,397	$1,171,168
2/28/23	$1,144,733	$1,156,638	$1,142,957
3/31/23	$1,164,460	$1,182,301	$1,170,532
4/30/23	$1,168,550	$1,179,600	$1,168,747
5/31/23	$1,163,090	$1,169,378	$1,158,351
6/30/23	$1,176,531	$1,181,092	$1,172,447
7/31/23	$1,178,552	$1,185,764	$1,175,497
8/31/23	$1,164,388	$1,168,693	$1,156,741
9/30/23	$1,134,838	$1,134,441	$1,120,270
10/31/23	$1,118,309	$1,124,787	$1,110,755
11/30/23	$1,188,528	$1,196,190	$1,187,748
12/31/23	$1,222,273	$1,223,991	$1,217,023
1/31/24	$1,221,108	$1,217,740	$1,209,980
2/29/24	$1,223,523	$1,219,304	$1,209,952
3/31/24	$1,223,764	$1,219,266	$1,208,079
4/30/24	$1,211,597	$1,204,165	$1,193,477
5/31/24	$1,213,174	$1,200,633	$1,190,114
6/30/24	$1,230,182	$1,219,036	$1,210,805
7/31/24	$1,239,409	$1,230,147	$1,221,242
8/31/24	$1,245,592	$1,239,849	$1,229,861
9/30/24	$1,257,017	$1,252,103	$1,242,129
10/31/24	$1,244,507	$1,233,846	$1,222,148
11/30/24	$1,263,083	$1,255,160	$1,246,509
12/31/24	$1,248,126	$1,236,886	$1,227,220
1/31/25	$1,248,006	$1,243,085	$1,232,922
2/28/25	$1,260,677	$1,255,411	$1,244,149
3/31/25	$1,238,363	$1,234,135	$1,219,868

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	1.19%	1.24%	2.16%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 875,464,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,737,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026602
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,177	$994,753	$994,936
5/31/15	$991,007	$992,005	$993,990
6/30/15	$992,237	$991,101	$993,654
7/31/15	$997,174	$998,280	$1,001,254
8/31/15	$999,146	$1,000,240	$1,003,850
9/30/15	$1,004,879	$1,007,486	$1,010,231
10/31/15	$1,009,871	$1,011,492	$1,013,940
11/30/15	$1,014,664	$1,015,513	$1,017,676
12/31/15	$1,021,847	$1,022,648	$1,023,969
1/31/16	$1,033,509	$1,034,850	$1,036,901
2/29/16	$1,034,691	$1,036,478	$1,038,464
3/31/16	$1,039,404	$1,039,761	$1,040,993
4/30/16	$1,045,993	$1,047,406	$1,049,292
5/31/16	$1,050,532	$1,050,239	$1,051,871
6/30/16	$1,069,933	$1,066,947	$1,067,216
7/31/16	$1,070,093	$1,067,598	$1,068,539
8/31/16	$1,073,942	$1,069,039	$1,069,702
9/30/16	$1,069,650	$1,063,703	$1,064,266
10/31/16	$1,058,463	$1,052,544	$1,052,817
11/30/16	$1,018,716	$1,013,289	$1,015,658
12/31/16	$1,027,332	$1,025,185	$1,027,912
1/31/17	$1,032,934	$1,031,944	$1,034,167
2/28/17	$1,041,555	$1,039,109	$1,040,662
3/31/17	$1,046,629	$1,041,365	$1,043,141
4/30/17	$1,053,228	$1,048,921	$1,050,664
5/31/17	$1,068,437	$1,065,568	$1,067,550
6/30/17	$1,068,795	$1,061,747	$1,063,795
7/31/17	$1,074,393	$1,070,337	$1,072,133
8/31/17	$1,080,100	$1,078,482	$1,079,226
9/30/17	$1,075,414	$1,072,999	$1,073,063
10/31/17	$1,078,118	$1,075,618	$1,075,651
11/30/17	$1,074,208	$1,069,859	$1,069,534
12/31/17	$1,086,722	$1,081,041	$1,080,223
1/31/18	$1,077,039	$1,068,314	$1,067,509
2/28/18	$1,074,239	$1,065,122	$1,064,137
3/31/18	$1,077,319	$1,069,053	$1,067,259
4/30/18	$1,075,304	$1,065,238	$1,062,826
5/31/18	$1,089,976	$1,077,436	$1,074,828
6/30/18	$1,091,156	$1,078,356	$1,075,426
7/31/18	$1,094,077	$1,080,972	$1,077,435
8/31/18	$1,095,468	$1,083,748	$1,079,519
9/30/18	$1,089,318	$1,076,732	$1,072,945
10/31/18	$1,081,394	$1,070,102	$1,066,183
11/30/18	$1,089,476	$1,081,946	$1,078,685
12/31/18	$1,097,347	$1,094,900	$1,091,472
1/31/19	$1,103,268	$1,103,177	$1,099,549
2/28/19	$1,111,319	$1,109,084	$1,105,527
3/31/19	$1,131,344	$1,126,616	$1,122,686
4/30/19	$1,138,200	$1,130,850	$1,126,559
5/31/19	$1,152,009	$1,146,440	$1,142,091
6/30/19	$1,155,471	$1,150,673	$1,145,629
7/31/19	$1,160,963	$1,159,947	$1,154,682
8/31/19	$1,181,724	$1,178,243	$1,171,248
9/30/19	$1,176,795	$1,168,798	$1,161,677
10/31/19	$1,174,917	$1,170,893	$1,163,071
11/30/19	$1,177,096	$1,173,821	$1,165,987
12/31/19	$1,180,224	$1,177,405	$1,169,152
1/31/20	$1,198,634	$1,198,559	$1,189,683
2/29/20	$1,215,973	$1,214,015	$1,204,107
3/31/20	$1,172,862	$1,169,979	$1,159,681
4/30/20	$1,148,107	$1,155,296	$1,139,720
5/31/20	$1,180,974	$1,192,047	$1,176,474
6/30/20	$1,197,529	$1,201,858	$1,186,882
7/31/20	$1,215,181	$1,222,100	$1,204,314
8/31/20	$1,206,696	$1,216,366	$1,195,267
9/30/20	$1,203,511	$1,216,624	$1,193,159
10/31/20	$1,201,426	$1,212,970	$1,189,204
11/30/20	$1,224,255	$1,231,274	$1,212,261
12/31/20	$1,235,884	$1,238,775	$1,222,493
1/31/21	$1,246,059	$1,246,669	$1,230,924
2/28/21	$1,226,218	$1,226,861	$1,210,099
3/31/21	$1,232,385	$1,234,427	$1,217,734
4/30/21	$1,246,027	$1,244,781	$1,230,869
5/31/21	$1,254,121	$1,248,495	$1,236,579
6/30/21	$1,260,265	$1,251,923	$1,240,647
7/31/21	$1,269,590	$1,262,306	$1,250,427
8/31/21	$1,262,974	$1,257,674	$1,243,959
9/30/21	$1,253,288	$1,248,597	$1,233,967
10/31/21	$1,253,078	$1,244,947	$1,231,079
11/30/21	$1,264,529	$1,255,545	$1,242,813
12/31/21	$1,266,352	$1,257,570	$1,245,328
1/31/22	$1,235,024	$1,223,147	$1,210,115
2/28/22	$1,228,491	$1,218,765	$1,205,552
3/31/22	$1,186,745	$1,179,256	$1,163,952
4/30/22	$1,151,725	$1,146,639	$1,130,058
5/31/22	$1,169,068	$1,163,672	$1,152,752
6/30/22	$1,141,538	$1,144,613	$1,128,124
7/31/22	$1,173,196	$1,174,856	$1,159,170
8/31/22	$1,145,801	$1,149,107	$1,130,325
9/30/22	$1,101,330	$1,105,003	$1,086,441
10/31/22	$1,090,037	$1,095,814	$1,076,254
11/30/22	$1,148,558	$1,147,069	$1,131,505
12/31/22	$1,145,484	$1,150,353	$1,134,056
1/31/23	$1,185,668	$1,183,397	$1,171,168
2/28/23	$1,158,391	$1,156,638	$1,142,957
3/31/23	$1,178,512	$1,182,301	$1,170,532
4/30/23	$1,182,788	$1,179,600	$1,168,747
5/31/23	$1,177,410	$1,169,378	$1,158,351
6/30/23	$1,191,169	$1,181,092	$1,172,447
7/31/23	$1,193,356	$1,185,764	$1,175,497
8/31/23	$1,179,164	$1,168,693	$1,156,741
9/30/23	$1,149,388	$1,134,441	$1,120,270
10/31/23	$1,132,788	$1,124,787	$1,110,755
11/30/23	$1,204,055	$1,196,190	$1,187,748
12/31/23	$1,238,398	$1,223,991	$1,217,023
1/31/24	$1,237,370	$1,217,740	$1,209,980
2/29/24	$1,239,964	$1,219,304	$1,209,952
3/31/24	$1,240,365	$1,219,266	$1,208,079
4/30/24	$1,228,184	$1,204,165	$1,193,477
5/31/24	$1,229,950	$1,200,633	$1,190,114
6/30/24	$1,247,337	$1,219,036	$1,210,805
7/31/24	$1,256,856	$1,230,147	$1,221,242
8/31/24	$1,263,296	$1,239,849	$1,229,861
9/30/24	$1,275,029	$1,252,103	$1,242,129
10/31/24	$1,262,501	$1,233,846	$1,222,148
11/30/24	$1,281,504	$1,255,160	$1,246,509
12/31/24	$1,266,488	$1,236,886	$1,227,220
1/31/25	$1,266,531	$1,243,085	$1,232,922
2/28/25	$1,279,539	$1,255,411	$1,244,149
3/31/25	$1,257,047	$1,234,135	$1,219,868

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.34%	1.40%	2.31%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 875,464,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,737,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064147
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-2
Trading Symbol	PNYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  An overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the electric utility sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$994,095	$994,753	$994,936
5/31/15	$990,842	$992,005	$993,990
6/30/15	$991,990	$991,101	$993,654
7/31/15	$996,836	$998,280	$1,001,254
8/31/15	$998,728	$1,000,240	$1,003,850
9/30/15	$1,004,377	$1,007,486	$1,010,231
10/31/15	$1,009,279	$1,011,492	$1,013,940
11/30/15	$1,013,989	$1,015,513	$1,017,676
12/31/15	$1,021,075	$1,022,648	$1,023,969
1/31/16	$1,032,651	$1,034,850	$1,036,901
2/29/16	$1,033,749	$1,036,478	$1,038,464
3/31/16	$1,038,371	$1,039,761	$1,040,993
4/30/16	$1,044,864	$1,047,406	$1,049,292
5/31/16	$1,049,313	$1,050,239	$1,051,871
6/30/16	$1,068,604	$1,066,947	$1,067,216
7/31/16	$1,068,674	$1,067,598	$1,068,539
8/31/16	$1,072,427	$1,069,039	$1,069,702
9/30/16	$1,068,047	$1,063,703	$1,064,266
10/31/16	$1,056,794	$1,052,544	$1,052,817
11/30/16	$1,017,025	$1,013,289	$1,015,658
12/31/16	$1,025,535	$1,025,185	$1,027,912
1/31/17	$1,031,045	$1,031,944	$1,034,167
2/28/17	$1,039,571	$1,039,109	$1,040,662
3/31/17	$1,044,544	$1,041,365	$1,043,141
4/30/17	$1,051,048	$1,048,921	$1,050,664
5/31/17	$1,066,137	$1,065,568	$1,067,550
6/30/17	$1,066,401	$1,061,747	$1,063,795
7/31/17	$1,071,902	$1,070,337	$1,072,133
8/31/17	$1,077,506	$1,078,482	$1,079,226
9/30/17	$1,072,738	$1,072,999	$1,073,063
10/31/17	$1,075,348	$1,075,618	$1,075,651
11/30/17	$1,071,360	$1,069,859	$1,069,534
12/31/17	$1,083,745	$1,081,041	$1,080,223
1/31/18	$1,073,999	$1,068,314	$1,067,509
2/28/18	$1,071,126	$1,065,122	$1,064,137
3/31/18	$1,074,102	$1,069,053	$1,067,259
4/30/18	$1,072,008	$1,065,238	$1,062,826
5/31/18	$1,086,544	$1,077,436	$1,074,828
6/30/18	$1,087,628	$1,078,356	$1,075,426
7/31/18	$1,090,449	$1,080,972	$1,077,435
8/31/18	$1,091,734	$1,083,748	$1,079,519
9/30/18	$1,085,525	$1,076,732	$1,072,945
10/31/18	$1,077,535	$1,070,102	$1,066,183
11/30/18	$1,085,495	$1,081,946	$1,078,685
12/31/18	$1,093,250	$1,094,900	$1,091,472
1/31/19	$1,099,059	$1,103,177	$1,099,549
2/28/19	$1,106,994	$1,109,084	$1,105,527
3/31/19	$1,126,846	$1,126,616	$1,122,686
4/30/19	$1,133,585	$1,130,850	$1,126,559
5/31/19	$1,147,238	$1,146,440	$1,142,091
6/30/19	$1,150,598	$1,150,673	$1,145,629
7/31/19	$1,155,970	$1,159,947	$1,154,682
8/31/19	$1,176,536	$1,178,243	$1,171,248
9/30/19	$1,171,540	$1,168,798	$1,161,677
10/31/19	$1,169,572	$1,170,893	$1,163,071
11/30/19	$1,171,643	$1,173,821	$1,165,987
12/31/19	$1,174,659	$1,177,405	$1,169,152
1/31/20	$1,192,879	$1,198,559	$1,189,683
2/29/20	$1,210,043	$1,214,015	$1,204,107
3/31/20	$1,167,047	$1,169,979	$1,159,681
4/30/20	$1,142,320	$1,155,296	$1,139,720
5/31/20	$1,174,923	$1,192,047	$1,176,474
6/30/20	$1,191,296	$1,201,858	$1,186,882
7/31/20	$1,208,748	$1,222,100	$1,204,314
8/31/20	$1,200,213	$1,216,366	$1,195,267
9/30/20	$1,196,946	$1,216,624	$1,193,159
10/31/20	$1,194,770	$1,212,970	$1,189,204
11/30/20	$1,217,376	$1,231,274	$1,212,261
12/31/20	$1,228,827	$1,238,775	$1,222,493
1/31/21	$1,238,849	$1,246,669	$1,230,924
2/28/21	$1,219,028	$1,226,861	$1,210,099
3/31/21	$1,225,055	$1,234,427	$1,217,734
4/30/21	$1,238,509	$1,244,781	$1,230,869
5/31/21	$1,246,455	$1,248,495	$1,236,579
6/30/21	$1,252,459	$1,251,923	$1,240,647
7/31/21	$1,261,616	$1,262,306	$1,250,427
8/31/21	$1,254,939	$1,257,674	$1,243,959
9/30/21	$1,245,210	$1,248,597	$1,233,967
10/31/21	$1,244,896	$1,244,947	$1,231,079
11/30/21	$1,256,169	$1,255,545	$1,242,813
12/31/21	$1,257,867	$1,257,570	$1,245,328
1/31/22	$1,226,650	$1,223,147	$1,210,115
2/28/22	$1,220,066	$1,218,765	$1,205,552
3/31/22	$1,178,504	$1,179,256	$1,163,952
4/30/22	$1,143,629	$1,146,639	$1,130,058
5/31/22	$1,160,756	$1,163,672	$1,152,752
6/30/22	$1,133,332	$1,144,613	$1,128,124
7/31/22	$1,164,665	$1,174,856	$1,159,170
8/31/22	$1,137,372	$1,149,107	$1,130,325
9/30/22	$1,093,128	$1,105,003	$1,086,441
10/31/22	$1,081,832	$1,095,814	$1,076,254
11/30/22	$1,139,823	$1,147,069	$1,131,505
12/31/22	$1,136,670	$1,150,353	$1,134,056
1/31/23	$1,176,451	$1,183,397	$1,171,168
2/28/23	$1,149,297	$1,156,638	$1,142,957
3/31/23	$1,169,156	$1,182,301	$1,170,532
4/30/23	$1,173,309	$1,179,600	$1,168,747
5/31/23	$1,167,875	$1,169,378	$1,158,351
6/30/23	$1,181,420	$1,181,092	$1,172,447
7/31/23	$1,183,495	$1,185,764	$1,175,497
8/31/23	$1,169,322	$1,168,693	$1,156,741
9/30/23	$1,139,696	$1,134,441	$1,120,270
10/31/23	$1,123,144	$1,124,787	$1,110,755
11/30/23	$1,193,709	$1,196,190	$1,187,748
12/31/23	$1,227,652	$1,223,991	$1,217,023
1/31/24	$1,226,532	$1,217,740	$1,209,980
2/29/24	$1,229,007	$1,219,304	$1,209,952
3/31/24	$1,229,300	$1,219,266	$1,208,079
4/30/24	$1,217,127	$1,204,165	$1,193,477
5/31/24	$1,218,768	$1,200,633	$1,190,114
6/30/24	$1,235,903	$1,219,036	$1,210,805
7/31/24	$1,245,229	$1,230,147	$1,221,242
8/31/24	$1,251,497	$1,239,849	$1,229,861
9/30/24	$1,263,024	$1,252,103	$1,242,129
10/31/24	$1,250,508	$1,233,846	$1,222,148
11/30/24	$1,269,224	$1,255,160	$1,246,509
12/31/24	$1,254,245	$1,236,886	$1,227,220
1/31/25	$1,254,178	$1,243,085	$1,232,922
2/28/25	$1,266,962	$1,255,411	$1,244,149
3/31/25	$1,244,593	$1,234,135	$1,219,868

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	1.24%	1.29%	2.21%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 875,464,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,737,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$875,464
# of Portfolio Holdings	257
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$1,737
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	19.2%
Water Revenue	10.5%
Ad Valorem Property Tax	7.8%
Port, Airport & Marina Revenue	7.2%
College & University Revenue	7.1%
Health, Hospital & Nursing Home Revenue	6.0%
Local or Guaranteed Housing	5.9%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.5%
Industrial Revenue	3.8%
Miscellaneous Taxes	2.5%
Other Investments	17.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026620
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$9,770	$10,000	$10,000
4/30/15	$9,765	$9,948	$10,000
5/31/15	$9,748	$9,920	$10,000
6/30/15	$9,745	$9,911	$10,000
7/31/15	$9,752	$9,983	$10,013
8/31/15	$9,770	$10,002	$10,030
9/30/15	$9,777	$10,075	$10,042
10/31/15	$9,795	$10,115	$10,052
11/30/15	$9,791	$10,155	$10,040
12/31/15	$9,790	$10,226	$10,038
1/31/16	$9,819	$10,348	$10,069
2/29/16	$9,838	$10,365	$10,085
3/31/16	$9,833	$10,398	$10,071
4/30/16	$9,851	$10,474	$10,082
5/31/16	$9,845	$10,502	$10,087
6/30/16	$9,875	$10,669	$10,104
7/31/16	$9,881	$10,676	$10,122
8/31/16	$9,887	$10,690	$10,107
9/30/16	$9,859	$10,637	$10,085
10/31/16	$9,842	$10,525	$10,092
11/30/16	$9,721	$10,133	$10,049
12/31/16	$9,729	$10,252	$10,068
1/31/17	$9,773	$10,319	$10,105
2/28/17	$9,829	$10,391	$10,138
3/31/17	$9,839	$10,414	$10,138
4/30/17	$9,860	$10,489	$10,154
5/31/17	$9,904	$10,656	$10,173
6/30/17	$9,879	$10,617	$10,165
7/31/17	$9,923	$10,703	$10,189
8/31/17	$9,956	$10,785	$10,212
9/30/17	$9,943	$10,730	$10,200
10/31/17	$9,940	$10,756	$10,201
11/30/17	$9,892	$10,699	$10,155
12/31/17	$9,914	$10,810	$10,161
1/31/18	$9,913	$10,683	$10,190
2/28/18	$9,901	$10,651	$10,207
3/31/18	$9,901	$10,691	$10,200
4/30/18	$9,889	$10,652	$10,190
5/31/18	$9,923	$10,774	$10,224
6/30/18	$9,948	$10,784	$10,260
7/31/18	$9,960	$10,810	$10,281
8/31/18	$9,962	$10,837	$10,278
9/30/18	$9,950	$10,767	$10,258
10/31/18	$9,940	$10,701	$10,267
11/30/18	$9,978	$10,819	$10,299
12/31/18	$10,016	$10,949	$10,338
1/31/19	$10,053	$11,032	$10,370
2/28/19	$10,080	$11,091	$10,394
3/31/19	$10,141	$11,266	$10,422
4/30/19	$10,144	$11,308	$10,430
5/31/19	$10,206	$11,464	$10,469
6/30/19	$10,231	$11,507	$10,501
7/31/19	$10,280	$11,599	$10,536
8/31/19	$10,318	$11,782	$10,550
9/30/19	$10,281	$11,688	$10,528
10/31/19	$10,305	$11,709	$10,559
11/30/19	$10,318	$11,738	$10,577
12/31/19	$10,330	$11,774	$10,593
1/31/20	$10,389	$11,986	$10,630
2/29/20	$10,412	$12,140	$10,651
3/31/20	$10,277	$11,700	$10,598
4/30/20	$10,253	$11,553	$10,623
5/31/20	$10,398	$11,920	$10,728
6/30/20	$10,457	$12,019	$10,728
7/31/20	$10,516	$12,221	$10,755
8/31/20	$10,511	$12,164	$10,756
9/30/20	$10,519	$12,166	$10,764
10/31/20	$10,512	$12,130	$10,756
11/30/20	$10,555	$12,313	$10,769
12/31/20	$10,586	$12,388	$10,779
1/31/21	$10,603	$12,467	$10,797
2/28/21	$10,561	$12,269	$10,793
3/31/21	$10,579	$12,344	$10,801
4/30/21	$10,609	$12,448	$10,808
5/31/21	$10,614	$12,485	$10,813
6/30/21	$10,607	$12,519	$10,812
7/31/21	$10,637	$12,623	$10,826
8/31/21	$10,630	$12,577	$10,823
9/30/21	$10,597	$12,486	$10,812
10/31/21	$10,577	$12,449	$10,810
11/30/21	$10,594	$12,555	$10,813
12/31/21	$10,580	$12,576	$10,812
1/31/22	$10,485	$12,231	$10,740
2/28/22	$10,454	$12,188	$10,727
3/31/22	$10,336	$11,793	$10,637
4/30/22	$10,244	$11,466	$10,595
5/31/22	$10,301	$11,637	$10,675
6/30/22	$10,261	$11,446	$10,678
7/31/22	$10,358	$11,749	$10,736
8/31/22	$10,271	$11,491	$10,651
9/30/22	$10,136	$11,050	$10,559
10/31/22	$10,112	$10,958	$10,573
11/30/22	$10,266	$11,471	$10,695
12/31/22	$10,299	$11,504	$10,689
1/31/23	$10,416	$11,834	$10,779
2/28/23	$10,323	$11,566	$10,688
3/31/23	$10,433	$11,823	$10,803
4/30/23	$10,428	$11,796	$10,771
5/31/23	$10,399	$11,694	$10,760
6/30/23	$10,449	$11,811	$10,811
7/31/23	$10,470	$11,858	$10,834
8/31/23	$10,467	$11,687	$10,846
9/30/23	$10,390	$11,344	$10,801
10/31/23	$10,388	$11,248	$10,831
11/30/23	$10,606	$11,962	$10,988
12/31/23	$10,722	$12,240	$11,052
1/31/24	$10,733	$12,177	$11,048
2/29/24	$10,747	$12,193	$11,065
3/31/24	$10,760	$12,193	$11,065
4/30/24	$10,722	$12,042	$11,066
5/31/24	$10,724	$12,006	$11,093
6/30/24	$10,813	$12,190	$11,155
7/31/24	$10,879	$12,301	$11,229
8/31/24	$10,960	$12,398	$11,302
9/30/24	$11,013	$12,521	$11,338
10/31/24	$10,948	$12,338	$11,310
11/30/24	$11,028	$12,552	$11,354
12/31/24	$10,988	$12,369	$11,351
1/31/25	$11,028	$12,431	$11,411
2/28/25	$11,094	$12,554	$11,459
3/31/25	$11,066	$12,341	$11,471

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.84%	1.49%	1.25%
Class A (including sales charge)	0.54%	1.04%	1.02%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 420,360,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026621
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C
Trading Symbol	PSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,993	$9,948	$10,000
5/31/15	$9,973	$9,920	$10,000
6/30/15	$9,967	$9,911	$10,000
7/31/15	$9,971	$9,983	$10,013
8/31/15	$9,987	$10,002	$10,030
9/30/15	$9,992	$10,075	$10,042
10/31/15	$10,008	$10,115	$10,052
11/30/15	$10,001	$10,155	$10,040
12/31/15	$9,998	$10,226	$10,038
1/31/16	$10,025	$10,348	$10,069
2/29/16	$10,042	$10,365	$10,085
3/31/16	$10,034	$10,398	$10,071
4/30/16	$10,050	$10,474	$10,082
5/31/16	$10,042	$10,502	$10,087
6/30/16	$10,070	$10,669	$10,104
7/31/16	$10,074	$10,676	$10,122
8/31/16	$10,077	$10,690	$10,107
9/30/16	$10,046	$10,637	$10,085
10/31/16	$10,026	$10,525	$10,092
11/30/16	$9,900	$10,133	$10,049
12/31/16	$9,906	$10,252	$10,068
1/31/17	$9,948	$10,319	$10,105
2/28/17	$10,003	$10,391	$10,138
3/31/17	$10,010	$10,414	$10,138
4/30/17	$10,029	$10,489	$10,154
5/31/17	$10,072	$10,656	$10,173
6/30/17	$10,044	$10,617	$10,165
7/31/17	$10,086	$10,703	$10,189
8/31/17	$10,117	$10,785	$10,212
9/30/17	$10,101	$10,730	$10,200
10/31/17	$10,096	$10,756	$10,201
11/30/17	$10,044	$10,699	$10,155
12/31/17	$10,064	$10,810	$10,161
1/31/18	$10,061	$10,683	$10,190
2/28/18	$10,046	$10,651	$10,207
3/31/18	$10,043	$10,691	$10,200
4/30/18	$10,028	$10,652	$10,190
5/31/18	$10,061	$10,774	$10,224
6/30/18	$10,084	$10,784	$10,260
7/31/18	$10,093	$10,810	$10,281
8/31/18	$10,092	$10,837	$10,278
9/30/18	$10,078	$10,767	$10,258
10/31/18	$10,065	$10,701	$10,267
11/30/18	$10,102	$10,819	$10,299
12/31/18	$10,137	$10,949	$10,338
1/31/19	$10,172	$11,032	$10,370
2/28/19	$10,197	$11,091	$10,394
3/31/19	$10,257	$11,266	$10,422
4/30/19	$10,256	$11,308	$10,430
5/31/19	$10,317	$11,464	$10,469
6/30/19	$10,339	$11,507	$10,501
7/31/19	$10,386	$11,599	$10,536
8/31/19	$10,422	$11,782	$10,550
9/30/19	$10,382	$11,688	$10,528
10/31/19	$10,404	$11,709	$10,559
11/30/19	$10,414	$11,738	$10,577
12/31/19	$10,423	$11,774	$10,593
1/31/20	$10,481	$11,986	$10,630
2/29/20	$10,501	$12,140	$10,651
3/31/20	$10,363	$11,700	$10,598
4/30/20	$10,336	$11,553	$10,623
5/31/20	$10,479	$11,920	$10,728
6/30/20	$10,537	$12,019	$10,728
7/31/20	$10,593	$12,221	$10,755
8/31/20	$10,586	$12,164	$10,756
9/30/20	$10,590	$12,166	$10,764
10/31/20	$10,581	$12,130	$10,756
11/30/20	$10,622	$12,313	$10,769
12/31/20	$10,650	$12,388	$10,779
1/31/21	$10,664	$12,467	$10,797
2/28/21	$10,620	$12,269	$10,793
3/31/21	$10,635	$12,344	$10,801
4/30/21	$10,663	$12,448	$10,808
5/31/21	$10,665	$12,485	$10,813
6/30/21	$10,656	$12,519	$10,812
7/31/21	$10,683	$12,623	$10,826
8/31/21	$10,672	$12,577	$10,823
9/30/21	$10,638	$12,486	$10,812
10/31/21	$10,614	$12,449	$10,810
11/30/21	$10,629	$12,555	$10,813
12/31/21	$10,612	$12,576	$10,812
1/31/22	$10,514	$12,231	$10,740
2/28/22	$10,481	$12,188	$10,727
3/31/22	$10,360	$11,793	$10,637
4/30/22	$10,265	$11,466	$10,595
5/31/22	$10,320	$11,637	$10,675
6/30/22	$10,277	$11,446	$10,678
7/31/22	$10,372	$11,749	$10,736
8/31/22	$10,282	$11,491	$10,651
9/30/22	$10,143	$11,050	$10,559
10/31/22	$10,118	$10,958	$10,573
11/30/22	$10,269	$11,471	$10,695
12/31/22	$10,299	$11,504	$10,689
1/31/23	$10,414	$11,834	$10,779
2/28/23	$10,319	$11,566	$10,688
3/31/23	$10,425	$11,823	$10,803
4/30/23	$10,418	$11,796	$10,771
5/31/23	$10,387	$11,694	$10,760
6/30/23	$10,433	$11,811	$10,811
7/31/23	$10,452	$11,858	$10,834
8/31/23	$10,447	$11,687	$10,846
9/30/23	$10,367	$11,344	$10,801
10/31/23	$10,362	$11,248	$10,831
11/30/23	$10,577	$11,962	$10,988
12/31/23	$10,691	$12,240	$11,052
1/31/24	$10,699	$12,177	$11,048
2/29/24	$10,710	$12,193	$11,065
3/31/24	$10,720	$12,193	$11,065
4/30/24	$10,680	$12,042	$11,066
5/31/24	$10,679	$12,006	$11,093
6/30/24	$10,765	$12,190	$11,155
7/31/24	$10,828	$12,301	$11,229
8/31/24	$10,906	$12,398	$11,302
9/30/24	$10,956	$12,521	$11,338
10/31/24	$10,888	$12,338	$11,310
11/30/24	$10,965	$12,552	$11,354
12/31/24	$10,923	$12,369	$11,351
1/31/25	$10,959	$12,431	$11,411
2/28/25	$11,022	$12,554	$11,459
3/31/25	$10,992	$12,341	$11,471

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.53%	1.19%	0.95%
Class C (including sales charge)	1.53%	1.19%	0.95%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 420,360,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000222834
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C-2
Trading Symbol	PCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$124	1.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C-2 (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,991	$9,948	$10,000
5/31/15	$9,970	$9,920	$10,000
6/30/15	$9,962	$9,911	$10,000
7/31/15	$9,965	$9,983	$10,013
8/31/15	$9,979	$10,002	$10,030
9/30/15	$9,982	$10,075	$10,042
10/31/15	$9,997	$10,115	$10,052
11/30/15	$9,988	$10,155	$10,040
12/31/15	$9,983	$10,226	$10,038
1/31/16	$10,008	$10,348	$10,069
2/29/16	$10,023	$10,365	$10,085
3/31/16	$10,014	$10,398	$10,071
4/30/16	$10,029	$10,474	$10,082
5/31/16	$10,018	$10,502	$10,087
6/30/16	$10,044	$10,669	$10,104
7/31/16	$10,046	$10,676	$10,122
8/31/16	$10,048	$10,690	$10,107
9/30/16	$10,016	$10,637	$10,085
10/31/16	$9,994	$10,525	$10,092
11/30/16	$9,867	$10,133	$10,049
12/31/16	$9,872	$10,252	$10,068
1/31/17	$9,911	$10,319	$10,105
2/28/17	$9,965	$10,391	$10,138
3/31/17	$9,971	$10,414	$10,138
4/30/17	$9,987	$10,489	$10,154
5/31/17	$10,028	$10,656	$10,173
6/30/17	$9,999	$10,617	$10,165
7/31/17	$10,039	$10,703	$10,189
8/31/17	$10,068	$10,785	$10,212
9/30/17	$10,051	$10,730	$10,200
10/31/17	$10,044	$10,756	$10,201
11/30/17	$9,990	$10,699	$10,155
12/31/17	$10,009	$10,810	$10,161
1/31/18	$10,004	$10,683	$10,190
2/28/18	$9,988	$10,651	$10,207
3/31/18	$9,983	$10,691	$10,200
4/30/18	$9,967	$10,652	$10,190
5/31/18	$9,998	$10,774	$10,224
6/30/18	$10,019	$10,784	$10,260
7/31/18	$10,026	$10,810	$10,281
8/31/18	$10,024	$10,837	$10,278
9/30/18	$10,008	$10,767	$10,258
10/31/18	$9,993	$10,701	$10,267
11/30/18	$10,028	$10,819	$10,299
12/31/18	$10,061	$10,949	$10,338
1/31/19	$10,094	$11,032	$10,370
2/28/19	$10,117	$11,091	$10,394
3/31/19	$10,175	$11,266	$10,422
4/30/19	$10,173	$11,308	$10,430
5/31/19	$10,231	$11,464	$10,469
6/30/19	$10,252	$11,507	$10,501
7/31/19	$10,297	$11,599	$10,536
8/31/19	$10,330	$11,782	$10,550
9/30/19	$10,289	$11,688	$10,528
10/31/19	$10,309	$11,709	$10,559
11/30/19	$10,317	$11,738	$10,577
12/31/19	$10,325	$11,774	$10,593
1/31/20	$10,380	$11,986	$10,630
2/29/20	$10,399	$12,140	$10,651
3/31/20	$10,259	$11,700	$10,598
4/30/20	$10,231	$11,553	$10,623
5/31/20	$10,371	$11,920	$10,728
6/30/20	$10,426	$12,019	$10,728
7/31/20	$10,481	$12,221	$10,755
8/31/20	$10,471	$12,164	$10,756
9/30/20	$10,474	$12,166	$10,764
10/31/20	$10,463	$12,130	$10,756
11/30/20	$10,502	$12,313	$10,769
12/31/20	$10,527	$12,388	$10,779
1/31/21	$10,540	$12,467	$10,797
2/28/21	$10,494	$12,269	$10,793
3/31/21	$10,507	$12,344	$10,801
4/30/21	$10,533	$12,448	$10,808
5/31/21	$10,534	$12,485	$10,813
6/30/21	$10,523	$12,519	$10,812
7/31/21	$10,548	$12,623	$10,826
8/31/21	$10,536	$12,577	$10,823
9/30/21	$10,500	$12,486	$10,812
10/31/21	$10,476	$12,449	$10,810
11/30/21	$10,488	$12,555	$10,813
12/31/21	$10,470	$12,576	$10,812
1/31/22	$10,371	$12,231	$10,740
2/28/22	$10,337	$12,188	$10,727
3/31/22	$10,216	$11,793	$10,637
4/30/22	$10,121	$11,466	$10,595
5/31/22	$10,173	$11,637	$10,675
6/30/22	$10,129	$11,446	$10,678
7/31/22	$10,221	$11,749	$10,736
8/31/22	$10,131	$11,491	$10,651
9/30/22	$9,992	$11,050	$10,559
10/31/22	$9,965	$10,958	$10,573
11/30/22	$10,113	$11,471	$10,695
12/31/22	$10,141	$11,504	$10,689
1/31/23	$10,253	$11,834	$10,779
2/28/23	$10,157	$11,566	$10,688
3/31/23	$10,260	$11,823	$10,803
4/30/23	$10,252	$11,796	$10,771
5/31/23	$10,220	$11,694	$10,760
6/30/23	$10,263	$11,811	$10,811
7/31/23	$10,279	$11,858	$10,834
8/31/23	$10,272	$11,687	$10,846
9/30/23	$10,192	$11,344	$10,801
10/31/23	$10,186	$11,248	$10,831
11/30/23	$10,396	$11,962	$10,988
12/31/23	$10,506	$12,240	$11,052
1/31/24	$10,512	$12,177	$11,048
2/29/24	$10,521	$12,193	$11,065
3/31/24	$10,530	$12,193	$11,065
4/30/24	$10,488	$12,042	$11,066
5/31/24	$10,485	$12,006	$11,093
6/30/24	$10,569	$12,190	$11,155
7/31/24	$10,628	$12,301	$11,229
8/31/24	$10,703	$12,398	$11,302
9/30/24	$10,750	$12,521	$11,338
10/31/24	$10,682	$12,338	$11,310
11/30/24	$10,755	$12,552	$11,354
12/31/24	$10,712	$12,369	$11,351
1/31/25	$10,746	$12,431	$11,411
2/28/25	$10,807	$12,554	$11,459
3/31/25	$10,775	$12,341	$11,471

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	2.33%	0.99%	0.75%
Class C-2 (including sales charge)	1.33%	0.99%	0.75%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 420,360,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000203305
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-3
Trading Symbol	PSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,701	$994,753	$1,000,019
5/31/15	$998,207	$992,005	$999,984
6/30/15	$998,023	$991,101	$999,959
7/31/15	$998,991	$998,280	$1,001,323
8/31/15	$1,001,012	$1,000,240	$1,002,982
9/30/15	$1,001,955	$1,007,486	$1,004,209
10/31/15	$1,004,074	$1,011,492	$1,005,244
11/30/15	$1,003,781	$1,015,513	$1,003,987
12/31/15	$1,003,971	$1,022,648	$1,003,824
1/31/16	$1,007,115	$1,034,850	$1,006,906
2/29/16	$1,009,259	$1,036,478	$1,008,487
3/31/16	$1,008,920	$1,039,761	$1,007,066
4/30/16	$1,011,037	$1,047,406	$1,008,183
5/31/16	$1,010,646	$1,050,239	$1,008,692
6/30/16	$1,013,902	$1,066,947	$1,010,442
7/31/16	$1,014,744	$1,067,598	$1,012,209
8/31/16	$1,015,583	$1,069,039	$1,010,687
9/30/16	$1,012,945	$1,063,703	$1,008,531
10/31/16	$1,011,366	$1,052,544	$1,009,243
11/30/16	$999,134	$1,013,289	$1,004,859
12/31/16	$1,000,239	$1,025,185	$1,006,838
1/31/17	$1,004,888	$1,031,944	$1,010,502
2/28/17	$1,010,870	$1,039,109	$1,013,823
3/31/17	$1,012,123	$1,041,365	$1,013,810
4/30/17	$1,014,448	$1,048,921	$1,015,425
5/31/17	$1,019,223	$1,065,568	$1,017,323
6/30/17	$1,016,875	$1,061,747	$1,016,459
7/31/17	$1,021,610	$1,070,337	$1,018,901
8/31/17	$1,025,237	$1,078,482	$1,021,194
9/30/17	$1,024,079	$1,072,999	$1,019,976
10/31/17	$1,024,012	$1,075,618	$1,020,076
11/30/17	$1,019,215	$1,069,859	$1,015,474
12/31/17	$1,021,790	$1,081,041	$1,016,145
1/31/18	$1,021,882	$1,068,314	$1,018,975
2/28/18	$1,020,852	$1,065,122	$1,020,723
3/31/18	$1,021,020	$1,069,053	$1,019,965
4/30/18	$1,019,964	$1,065,238	$1,019,039
5/31/18	$1,023,784	$1,077,436	$1,022,401
6/30/18	$1,026,572	$1,078,356	$1,025,998
7/31/18	$1,027,986	$1,080,972	$1,028,133
8/31/18	$1,028,446	$1,083,748	$1,027,763
9/30/18	$1,027,396	$1,076,732	$1,025,793
10/31/18	$1,026,534	$1,070,102	$1,026,698
11/30/18	$1,030,770	$1,081,946	$1,029,923
12/31/18	$1,034,825	$1,094,900	$1,033,794
1/31/19	$1,038,849	$1,103,177	$1,037,009
2/28/19	$1,041,835	$1,109,084	$1,039,361
3/31/19	$1,048,445	$1,126,616	$1,042,204
4/30/19	$1,048,888	$1,130,850	$1,042,972
5/31/19	$1,055,574	$1,146,440	$1,046,856
6/30/19	$1,058,341	$1,150,673	$1,050,092
7/31/19	$1,063,647	$1,159,947	$1,053,553
8/31/19	$1,067,781	$1,178,243	$1,055,039
9/30/19	$1,064,183	$1,168,798	$1,052,826
10/31/19	$1,066,928	$1,170,893	$1,055,855
11/30/19	$1,068,453	$1,173,821	$1,057,687
12/31/19	$1,069,890	$1,177,405	$1,059,251
1/31/20	$1,076,318	$1,198,559	$1,062,984
2/29/20	$1,078,887	$1,214,015	$1,065,138
3/31/20	$1,065,115	$1,169,979	$1,059,832
4/30/20	$1,062,806	$1,155,296	$1,062,276
5/31/20	$1,078,071	$1,192,047	$1,072,774
6/30/20	$1,084,457	$1,201,858	$1,072,763
7/31/20	$1,090,807	$1,222,100	$1,075,451
8/31/20	$1,090,527	$1,216,366	$1,075,627
9/30/20	$1,091,518	$1,216,624	$1,076,431
10/31/20	$1,091,103	$1,212,970	$1,075,565
11/30/20	$1,095,742	$1,231,274	$1,076,911
12/31/20	$1,099,191	$1,238,775	$1,077,872
1/31/21	$1,101,182	$1,246,669	$1,079,653
2/28/21	$1,097,011	$1,226,861	$1,079,297
3/31/21	$1,099,084	$1,234,427	$1,080,078
4/30/21	$1,102,524	$1,244,781	$1,080,822
5/31/21	$1,103,231	$1,248,495	$1,081,254
6/30/21	$1,102,765	$1,251,923	$1,081,198
7/31/21	$1,106,128	$1,262,306	$1,082,553
8/31/21	$1,105,511	$1,257,674	$1,082,331
9/30/21	$1,102,363	$1,248,597	$1,081,206
10/31/21	$1,100,397	$1,244,947	$1,080,972
11/30/21	$1,102,353	$1,255,545	$1,081,285
12/31/21	$1,101,117	$1,257,570	$1,081,195
1/31/22	$1,091,414	$1,223,147	$1,074,043
2/28/22	$1,088,433	$1,218,765	$1,072,664
3/31/22	$1,076,357	$1,179,256	$1,063,739
4/30/22	$1,067,022	$1,146,639	$1,059,451
5/31/22	$1,073,186	$1,163,672	$1,067,519
6/30/22	$1,069,215	$1,144,613	$1,067,828
7/31/22	$1,079,550	$1,174,856	$1,073,589
8/31/22	$1,070,681	$1,149,107	$1,065,090
9/30/22	$1,056,763	$1,105,003	$1,055,920
10/31/22	$1,054,545	$1,095,814	$1,057,283
11/30/22	$1,070,835	$1,147,069	$1,069,470
12/31/22	$1,074,494	$1,150,353	$1,068,941
1/31/23	$1,086,944	$1,183,397	$1,077,913
2/28/23	$1,077,440	$1,156,638	$1,068,801
3/31/23	$1,089,110	$1,182,301	$1,080,276
4/30/23	$1,088,823	$1,179,600	$1,077,147
5/31/23	$1,086,045	$1,169,378	$1,075,972
6/30/23	$1,091,449	$1,181,092	$1,081,095
7/31/23	$1,093,864	$1,185,764	$1,083,421
8/31/23	$1,093,841	$1,168,693	$1,084,594
9/30/23	$1,085,978	$1,134,441	$1,080,120
10/31/23	$1,085,990	$1,124,787	$1,083,095
11/30/23	$1,109,034	$1,196,190	$1,098,784
12/31/23	$1,121,467	$1,223,991	$1,105,203
1/31/24	$1,122,854	$1,217,740	$1,104,840
2/29/24	$1,124,450	$1,219,304	$1,106,543
3/31/24	$1,126,100	$1,219,266	$1,106,466
4/30/24	$1,122,317	$1,204,165	$1,106,601
5/31/24	$1,122,771	$1,200,633	$1,109,278
6/30/24	$1,132,377	$1,219,036	$1,115,549
7/31/24	$1,139,496	$1,230,147	$1,122,886
8/31/24	$1,148,282	$1,239,849	$1,130,246
9/30/24	$1,153,985	$1,252,103	$1,133,799
10/31/24	$1,147,444	$1,233,846	$1,130,965
11/30/24	$1,156,023	$1,255,160	$1,135,411
12/31/24	$1,152,118	$1,236,886	$1,135,141
1/31/25	$1,156,530	$1,243,085	$1,141,094
2/28/25	$1,163,694	$1,255,411	$1,145,883
3/31/25	$1,160,958	$1,234,135	$1,147,086

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.10%	1.74%	1.50%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 420,360,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026618
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,824	$994,753	$1,000,019
5/31/15	$998,457	$992,005	$999,984
6/30/15	$998,396	$991,101	$999,959
7/31/15	$999,491	$998,280	$1,001,323
8/31/15	$1,001,641	$1,000,240	$1,002,982
9/30/15	$1,002,708	$1,007,486	$1,004,209
10/31/15	$1,004,956	$1,011,492	$1,005,244
11/30/15	$1,004,787	$1,015,513	$1,003,987
12/31/15	$1,005,105	$1,022,648	$1,003,824
1/31/16	$1,008,380	$1,034,850	$1,006,906
2/29/16	$1,010,647	$1,036,478	$1,008,487
3/31/16	$1,010,436	$1,039,761	$1,007,066
4/30/16	$1,012,680	$1,047,406	$1,008,183
5/31/16	$1,012,418	$1,050,239	$1,008,692
6/30/16	$1,015,804	$1,066,947	$1,010,442
7/31/16	$1,016,777	$1,067,598	$1,012,209
8/31/16	$1,017,747	$1,069,039	$1,010,687
9/30/16	$1,015,227	$1,063,703	$1,008,531
10/31/16	$1,013,774	$1,052,544	$1,009,243
11/30/16	$1,001,636	$1,013,289	$1,004,859
12/31/16	$1,002,872	$1,025,185	$1,006,838
1/31/17	$1,007,661	$1,031,944	$1,010,502
2/28/17	$1,013,775	$1,039,109	$1,013,823
3/31/17	$1,015,162	$1,041,365	$1,013,810
4/30/17	$1,017,619	$1,048,921	$1,015,425
5/31/17	$1,022,538	$1,065,568	$1,017,323
6/30/17	$1,020,308	$1,061,747	$1,016,459
7/31/17	$1,025,189	$1,070,337	$1,018,901
8/31/17	$1,028,961	$1,078,482	$1,021,194
9/30/17	$1,027,925	$1,072,999	$1,019,976
10/31/17	$1,027,989	$1,075,618	$1,020,076
11/30/17	$1,023,299	$1,069,859	$1,015,474
12/31/17	$1,026,016	$1,081,041	$1,016,145
1/31/18	$1,026,239	$1,068,314	$1,018,975
2/28/18	$1,025,322	$1,065,122	$1,020,723
3/31/18	$1,025,621	$1,069,053	$1,019,965
4/30/18	$1,024,687	$1,065,238	$1,019,039
5/31/18	$1,028,655	$1,077,436	$1,022,401
6/30/18	$1,031,583	$1,078,356	$1,025,998
7/31/18	$1,033,136	$1,080,972	$1,028,133
8/31/18	$1,033,730	$1,083,748	$1,027,763
9/30/18	$1,032,801	$1,076,732	$1,025,793
10/31/18	$1,032,066	$1,070,102	$1,026,698
11/30/18	$1,036,453	$1,081,946	$1,029,923
12/31/18	$1,040,662	$1,094,900	$1,033,794
1/31/19	$1,044,841	$1,103,177	$1,037,009
2/28/19	$1,047,965	$1,109,084	$1,039,361
3/31/19	$1,054,748	$1,126,616	$1,042,204
4/30/19	$1,055,323	$1,130,850	$1,042,972
5/31/19	$1,062,185	$1,146,440	$1,046,856
6/30/19	$1,065,101	$1,150,673	$1,050,092
7/31/19	$1,070,576	$1,159,947	$1,053,553
8/31/19	$1,074,874	$1,178,243	$1,055,039
9/30/19	$1,071,384	$1,168,798	$1,052,826
10/31/19	$1,074,284	$1,170,893	$1,055,855
11/30/19	$1,075,952	$1,173,821	$1,057,687
12/31/19	$1,077,536	$1,177,405	$1,059,251
1/31/20	$1,084,148	$1,198,559	$1,062,984
2/29/20	$1,086,864	$1,214,015	$1,065,138
3/31/20	$1,073,126	$1,169,979	$1,059,832
4/30/20	$1,070,932	$1,155,296	$1,062,276
5/31/20	$1,086,451	$1,192,047	$1,072,774
6/30/20	$1,093,020	$1,201,858	$1,072,763
7/31/20	$1,099,559	$1,222,100	$1,075,451
8/31/20	$1,099,417	$1,216,366	$1,075,627
9/30/20	$1,100,552	$1,216,624	$1,076,431
10/31/20	$1,100,273	$1,212,970	$1,075,565
11/30/20	$1,105,086	$1,231,274	$1,076,911
12/31/20	$1,108,705	$1,238,775	$1,077,872
1/31/21	$1,110,854	$1,246,669	$1,079,653
2/28/21	$1,106,775	$1,226,861	$1,079,297
3/31/21	$1,109,007	$1,234,427	$1,080,078
4/30/21	$1,112,615	$1,244,781	$1,080,822
5/31/21	$1,113,471	$1,248,495	$1,081,254
6/30/21	$1,113,138	$1,251,923	$1,081,198
7/31/21	$1,116,670	$1,262,306	$1,082,553
8/31/21	$1,116,226	$1,257,674	$1,082,331
9/30/21	$1,113,225	$1,248,597	$1,081,206
10/31/21	$1,111,425	$1,244,947	$1,080,972
11/30/21	$1,113,581	$1,255,545	$1,081,285
12/31/21	$1,112,522	$1,257,570	$1,081,195
1/31/22	$1,102,881	$1,223,147	$1,074,043
2/28/22	$1,099,994	$1,218,765	$1,072,664
3/31/22	$1,087,920	$1,179,256	$1,063,739
4/30/22	$1,078,618	$1,146,639	$1,059,451
5/31/22	$1,084,988	$1,163,672	$1,067,519
6/30/22	$1,081,101	$1,144,613	$1,067,828
7/31/22	$1,091,746	$1,174,856	$1,073,589
8/31/22	$1,082,946	$1,149,107	$1,065,090
9/30/22	$1,069,002	$1,105,003	$1,055,920
10/31/22	$1,066,888	$1,095,814	$1,057,283
11/30/22	$1,083,499	$1,147,069	$1,069,470
12/31/22	$1,087,357	$1,150,353	$1,068,941
1/31/23	$1,100,090	$1,183,397	$1,077,913
2/28/23	$1,090,601	$1,156,638	$1,068,801
3/31/23	$1,102,569	$1,182,301	$1,080,276
4/30/23	$1,102,404	$1,179,600	$1,077,147
5/31/23	$1,099,721	$1,169,378	$1,075,972
6/30/23	$1,105,338	$1,181,092	$1,081,095
7/31/23	$1,107,911	$1,185,764	$1,083,421
8/31/23	$1,108,025	$1,168,693	$1,084,594
9/30/23	$1,100,196	$1,134,441	$1,080,120
10/31/23	$1,100,342	$1,124,787	$1,083,095
11/30/23	$1,123,811	$1,196,190	$1,098,784
12/31/23	$1,136,559	$1,223,991	$1,105,203
1/31/24	$1,138,103	$1,217,740	$1,104,840
2/29/24	$1,139,855	$1,219,304	$1,106,543
3/31/24	$1,141,672	$1,219,266	$1,106,466
4/30/24	$1,137,976	$1,204,165	$1,106,601
5/31/24	$1,138,591	$1,200,633	$1,109,278
6/30/24	$1,148,464	$1,219,036	$1,115,549
7/31/24	$1,155,829	$1,230,147	$1,122,886
8/31/24	$1,164,900	$1,239,849	$1,130,246
9/30/24	$1,170,820	$1,252,103	$1,133,799
10/31/24	$1,164,330	$1,233,846	$1,130,965
11/30/24	$1,173,185	$1,255,160	$1,135,411
12/31/24	$1,169,371	$1,236,886	$1,135,141
1/31/25	$1,174,003	$1,243,085	$1,141,094
2/28/25	$1,181,411	$1,255,411	$1,145,883
3/31/25	$1,178,773	$1,234,135	$1,147,086

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.25%	1.90%	1.66%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 420,360,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064150
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PSDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the electric utility sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$999,742	$994,753	$1,000,019
5/31/15	$998,292	$992,005	$999,984
6/30/15	$998,150	$991,101	$999,959
7/31/15	$999,155	$998,280	$1,001,323
8/31/15	$1,001,225	$1,000,240	$1,002,982
9/30/15	$1,002,209	$1,007,486	$1,004,209
10/31/15	$1,004,367	$1,011,492	$1,005,244
11/30/15	$1,004,118	$1,015,513	$1,003,987
12/31/15	$1,004,340	$1,022,648	$1,003,824
1/31/16	$1,007,536	$1,034,850	$1,006,906
2/29/16	$1,009,721	$1,036,478	$1,008,487
3/31/16	$1,009,424	$1,039,761	$1,007,066
4/30/16	$1,011,580	$1,047,406	$1,008,183
5/31/16	$1,011,235	$1,050,239	$1,008,692
6/30/16	$1,014,534	$1,066,947	$1,010,442
7/31/16	$1,015,420	$1,067,598	$1,012,209
8/31/16	$1,016,303	$1,069,039	$1,010,687
9/30/16	$1,013,698	$1,063,703	$1,008,531
10/31/16	$1,012,167	$1,052,544	$1,009,243
11/30/16	$999,965	$1,013,289	$1,004,859
12/31/16	$1,001,114	$1,025,185	$1,006,838
1/31/17	$1,005,817	$1,031,944	$1,010,502
2/28/17	$1,011,843	$1,039,109	$1,013,823
3/31/17	$1,013,134	$1,041,365	$1,013,810
4/30/17	$1,015,508	$1,048,921	$1,015,425
5/31/17	$1,020,333	$1,065,568	$1,017,323
6/30/17	$1,018,019	$1,061,747	$1,016,459
7/31/17	$1,022,808	$1,070,337	$1,018,901
8/31/17	$1,026,483	$1,078,482	$1,021,194
9/30/17	$1,025,362	$1,072,999	$1,019,976
10/31/17	$1,025,342	$1,075,618	$1,020,076
11/30/17	$1,020,576	$1,069,859	$1,015,474
12/31/17	$1,023,196	$1,081,041	$1,016,145
1/31/18	$1,023,333	$1,068,314	$1,018,975
2/28/18	$1,022,340	$1,065,122	$1,020,723
3/31/18	$1,022,549	$1,069,053	$1,019,965
4/30/18	$1,021,536	$1,065,238	$1,019,039
5/31/18	$1,025,406	$1,077,436	$1,022,401
6/30/18	$1,028,237	$1,078,356	$1,025,998
7/31/18	$1,029,700	$1,080,972	$1,028,133
8/31/18	$1,030,195	$1,083,748	$1,027,763
9/30/18	$1,029,193	$1,076,732	$1,025,793
10/31/18	$1,028,373	$1,070,102	$1,026,698
11/30/18	$1,032,654	$1,081,946	$1,029,923
12/31/18	$1,036,765	$1,094,900	$1,033,794
1/31/19	$1,040,843	$1,103,177	$1,037,009
2/28/19	$1,043,875	$1,109,084	$1,039,361
3/31/19	$1,050,543	$1,126,616	$1,042,204
4/30/19	$1,051,031	$1,130,850	$1,042,972
5/31/19	$1,057,773	$1,146,440	$1,046,856
6/30/19	$1,060,596	$1,150,673	$1,050,092
7/31/19	$1,065,958	$1,159,947	$1,053,553
8/31/19	$1,070,141	$1,178,243	$1,055,039
9/30/19	$1,066,584	$1,168,798	$1,052,826
10/31/19	$1,069,381	$1,170,893	$1,055,855
11/30/19	$1,070,951	$1,173,821	$1,057,687
12/31/19	$1,072,438	$1,177,405	$1,059,251
1/31/20	$1,078,923	$1,198,559	$1,062,984
2/29/20	$1,081,545	$1,214,015	$1,065,138
3/31/20	$1,067,785	$1,169,979	$1,059,832
4/30/20	$1,065,515	$1,155,296	$1,062,276
5/31/20	$1,080,866	$1,192,047	$1,072,774
6/30/20	$1,087,312	$1,201,858	$1,072,763
7/31/20	$1,093,719	$1,222,100	$1,075,451
8/31/20	$1,093,491	$1,216,366	$1,075,627
9/30/20	$1,094,530	$1,216,624	$1,076,431
10/31/20	$1,094,156	$1,212,970	$1,075,565
11/30/20	$1,098,857	$1,231,274	$1,076,911
12/31/20	$1,102,356	$1,238,775	$1,077,872
1/31/21	$1,104,408	$1,246,669	$1,079,653
2/28/21	$1,100,266	$1,226,861	$1,079,297
3/31/21	$1,102,391	$1,234,427	$1,080,078
4/30/21	$1,105,881	$1,244,781	$1,080,822
5/31/21	$1,106,643	$1,248,495	$1,081,254
6/30/21	$1,106,222	$1,251,923	$1,081,198
7/31/21	$1,109,636	$1,262,306	$1,082,553
8/31/21	$1,109,104	$1,257,674	$1,082,331
9/30/21	$1,106,029	$1,248,597	$1,081,206
10/31/21	$1,104,146	$1,244,947	$1,080,972
11/30/21	$1,106,197	$1,255,545	$1,081,285
12/31/21	$1,105,045	$1,257,570	$1,081,195
1/31/22	$1,095,382	$1,223,147	$1,074,043
2/28/22	$1,092,433	$1,218,765	$1,072,664
3/31/22	$1,080,351	$1,179,256	$1,063,739
4/30/22	$1,071,022	$1,146,639	$1,059,451
5/31/22	$1,077,262	$1,163,672	$1,067,519
6/30/22	$1,073,314	$1,144,613	$1,067,828
7/31/22	$1,083,790	$1,174,856	$1,073,589
8/31/22	$1,074,962	$1,149,107	$1,065,090
9/30/22	$1,061,028	$1,105,003	$1,055,920
10/31/22	$1,058,845	$1,095,814	$1,057,283
11/30/22	$1,075,244	$1,147,069	$1,069,470
12/31/22	$1,078,974	$1,150,353	$1,068,941
1/31/23	$1,091,522	$1,183,397	$1,077,913
2/28/23	$1,082,023	$1,156,638	$1,068,801
3/31/23	$1,093,798	$1,182,301	$1,080,276
4/30/23	$1,093,551	$1,179,600	$1,077,147
5/31/23	$1,090,797	$1,169,378	$1,075,972
6/30/23	$1,096,273	$1,181,092	$1,081,095
7/31/23	$1,098,738	$1,185,764	$1,083,421
8/31/23	$1,098,758	$1,168,693	$1,084,594
9/30/23	$1,090,901	$1,134,441	$1,080,120
10/31/23	$1,090,957	$1,124,787	$1,083,095
11/30/23	$1,114,136	$1,196,190	$1,098,784
12/31/23	$1,126,676	$1,223,991	$1,105,203
1/31/24	$1,128,114	$1,217,740	$1,104,840
2/29/24	$1,129,762	$1,219,304	$1,106,543
3/31/24	$1,131,468	$1,219,266	$1,106,466
4/30/24	$1,127,712	$1,204,165	$1,106,601
5/31/24	$1,128,219	$1,200,633	$1,109,278
6/30/24	$1,137,915	$1,219,036	$1,115,549
7/31/24	$1,145,117	$1,230,147	$1,122,886
8/31/24	$1,154,000	$1,239,849	$1,130,246
9/30/24	$1,159,776	$1,252,103	$1,133,799
10/31/24	$1,153,250	$1,233,846	$1,130,965
11/30/24	$1,161,922	$1,255,160	$1,135,411
12/31/24	$1,158,046	$1,236,886	$1,135,141
1/31/25	$1,162,531	$1,243,085	$1,141,094
2/28/25	$1,169,777	$1,255,411	$1,145,883
3/31/25	$1,167,074	$1,234,135	$1,147,086

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.15%	1.79%	1.56%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.59%	1.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 420,360,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 733,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,360
# of Portfolio Holdings	192
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$733
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	17.0%
Electric Power & Light Revenue	9.9%
Ad Valorem Property Tax	9.1%
Local or Guaranteed Housing	7.7%
Industrial Revenue	7.6%
Port, Airport & Marina Revenue	6.1%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.8%
Sales Tax Revenue	3.9%
General Fund	3.7%
College & University Revenue	3.1%
Miscellaneous Revenue	2.6%
Other Investments	15.2%
Short-Term Instruments	1.2%
Affiliated Investments	2.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]